UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22486

GPS Funds II

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord, CA 94520

(Address of principal executive offices) (Zip code)

Patrick R Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520

(Name and address of agent for service)

800-664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2025

Date of reporting period: April 1, 2024 through March 31, 2025

Item 1. Reports to Stockholders.

(a)

GuidePath Growth Allocation Fund
Service Shares | GPSTX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the GuidePath Growth Allocation Fund (the “Fund”)  for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$66	0.64%
*	Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025,  the Fund returned 5.04%, underperforming the S&P Target Risk Aggressive Index at 6.92%. Exposure to global small cap equities, international equities and international real estate investment trusts (REITs) detracted from returns. Allocations to U.S. large cap equities, including growth equities, Canadian equities, and U.S. REITs contributed to Fund returns, as the Federal Reserve lowered interest rates in the second half of the period.

Top Contributors
↑	U.S. Large Cap Equities
↑	REITs
↑	Canadian Equities

Top Detractors
↓	U.S. and International Small Cap Equities
↓	International Equities
↓	International REITs
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
GuidePath Growth Allocation Fund ©2025 AssetMark, Inc.	PAGE 1	TSR-AR-36191E102

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Growth Allocation Fund Service Shares	5.04	14.48	7.75
MSCI All Country World Index**	7.63	15.71	9.39
S&P Target Risk Aggressive Index	6.92	12.66	7.90
The Fund changed its investment strategy on January 19, 2016. The performance information for the Fund set forth above prior to January 19, 2016 is attributable to the previous investment strategies.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,334,010,905
Number of Holdings	26
Net Advisory Fee	$3,395,022
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)1

Top 10 Issuers	(%)[2]
Vanguard S&P 500 ETF	15.4%
Schwab U.S. Large-Cap ETF	11.5%
Vanguard FTSE Developed Markets ETF	10.7%
iShares Core MSCI Emerging Markets ETF	6.5%
iShares Core S&P Small-Cap ETF	6.2%
American Funds - The Growth Fund of America	6.0%
Schwab U.S. Large-Cap Growth ETF	5.7%
iShares MSCI ACWI ETF	4.2%
American Funds - New Perspective Fund	3.8%
Smallcap World Fund, Inc.	3.6%

Industry	(%)
Domestic Equity Funds	71.1%
International Equity Funds	18.9%
Emerging Market Equity Funds	6.5%
Real Estate Funds	2.5%
Cash & Other	1.0%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Growth Allocation Fund ©2025 AssetMark, Inc.	PAGE 2	TSR-AR-36191E102

GuidePath Conservative Allocation Fund
Service Shares | GPTCX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the GuidePath Conservative Allocation Fund (the “Fund”)  for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$58	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund returned 6.78%, outperforming the S&P Target Risk Conservative Index at 5.96%. Exposure to U.S. large cap equities, gold and U.S. real estate investment trusts (REITs) benefited performance. Within fixed income, exposure to high yield bonds, emerging markets bonds, mortgage backed securities and floating rate bonds also contributed to returns. The Fund’s allocations to international developed markets equities, U.S. small cap equities and international  REITs detracted from the Fund’s returns. Positions in long-term Treasuries and sovereign debt also detracted from performance.

Top Contributors
↑	Exposure to U.S. large cap equities
↑	Exposure to gold
↑	U.S. REITS
↑	Exposure to high yield bonds, emerging markets bonds and floating rate bonds
↑	Mortgage Backed Securities

Top Detractors
↓	Allocations to international developed markets equities and U.S. small cap equities
↓	International REITS
↓	Positions in long-term Treasuries and sovereign debt
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
GuidePath Conservative Allocation Fund ©2025 AssetMark, Inc.	PAGE 1	TSR-AR-36191E300

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Conservative Allocation Fund Service Shares	6.78	7.19	3.98
Bloomberg U.S. Aggregate Bond Index**	4.88	-0.40	1.46
S&P Target Risk Conservative Index	5.96	5.09	4.28
The Fund changed its investment strategy on January 19, 2016. The performance information for the Fund set forth above prior to January 19, 2016 is attributable to the previous investment strategies.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$559,316,232
Number of Holdings	45
Net Advisory Fee	$1,067,669
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)1

Top 10 Issuers	(%)[2]
WisdomTree Floating Rate Treasury Fund	8.3%
Vanguard High-Yield Corporate Fund	7.4%
Vanguard S&P 500 ETF	6.7%
American Funds - The Income Fund of America	3.9%
American Funds - Capital Income Builder, Inc.	3.9%
American Funds Multi-Sector Income Fund	3.8%
American Funds - The Bond Fund of America	3.7%
iShares Core Aggressive Allocation ETF	3.7%
iShares Core U.S. Aggregate Bond ETF	3.6%
iShares 7-10 Year Treasury Bond	3.6%

Industry	(%)
Domestic Fixed Income Funds	44.7%
Domestic Equity Funds	25.3%
Hybrid Funds	14.6%
International Equity Funds	7.2%
Alternative Funds	2.1%
Emerging Markets Fixed Income Funds	2.0%
Emerging Market Equity Funds	1.5%
Real Estate Funds	1.0%
International Fixed Income Funds	0.6%
Cash & Other	1.0%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
GuidePath Conservative Allocation Fund ©2025 AssetMark, Inc.	PAGE 2	TSR-AR-36191E300

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Conservative Allocation Fund ©2025 AssetMark, Inc.	PAGE 3	TSR-AR-36191E300

GuidePath Tactical Allocation Fund
Service Shares | GPTUX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the GuidePath Tactical Allocation Fund (the “Fund”)  for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$78	0.76%
*	Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund returned 4.59%, underperforming the S&P 500 Daily Risk Control 10% Index at 5.23%. Equity markets saw positive returns over the period even though they were negatively impacted in February with tariff announcements on Canada, Mexico and China. Defensive sectors tended to perform better with Utilities, Communications Services and Consumer Staples leading the way. During the period, the bond markets underwent substantial volatility from monetary, fiscal and  geo-political events experiencing a sharp decline in the 4th quarter, though eventually rallying in the 1st quarter to end with positive returns. Inflation pressures continued, even as the Federal Reserve modestly reduced interest rates. Short-term Treasuries performed better than long-term Treasuries, while high yield led all sectors. Security selection within the Consumer Staples, Utilities and Communication Services sectors helped contribute to returns. Security selection within the Consumer Discretionary, Industrials and Energy sectors detracted from returns.

Top Contributors
↑	Security selection within Consumer Staples, Utilities and Communication Services sectors

Top Detractors
↓	Security selection within Consumer Discretionary, Industrials and Energy sectors
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
GuidePath Tactical Allocation Fund ©2025 AssetMark, Inc.	PAGE 1	TSR-AR-36191E508

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Tactical Allocation Fund Service Shares	4.59	11.02	6.52
S&P 500 Index	8.25	18.59	12.50
FTSE 3-Month Treasury Bill Index**	5.21	2.69	1.90
S&P 500 Daily Risk Control 10% Index	5.23	10.09	8.61
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$644,564,055
Number of Holdings	32
Net Advisory Fee	$2,252,451
Portfolio Turnover	274%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)1

Top 10 Issuers	(%)[2]
JPMorgan U.S. Government Money Market Fund	30.3%
Apple, Inc.	4.3%
Microsoft Corp.	4.1%
Sprouts Farmers Market, Inc.	3.6%
NVIDIA Corp.	3.6%
Hartford Financial Services Group, Inc.	3.5%
Aflac, Inc.	3.5%
Meta Platforms, Inc.	3.4%
United Therapeutics Corp.	3.4%
Vistra Corp.	3.3%

Top Sectors	(%)[3]
Information Technology	14.6%
Financials	13.0%
Consumer Staples	10.5%
Communication Services	8.1%
Utilities	6.4%
Consumer Discretionary	6.0%
Health Care	5.3%
Industrials	3.5%
Materials	1.8%
Cash & Other	30.8%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Tactical Allocation Fund ©2025 AssetMark, Inc.	PAGE 2	TSR-AR-36191E508

GuidePath Absolute Return Allocation Fund
Service Shares | GPARX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the GuidePath Absolute Return Allocation Fund (the “Fund”)  for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$67	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund  returned 5.45%, outperforming the FTSE 3-Month Treasury Bill Index at 5.21%. Equity markets saw positive returns over the period even though they were negatively impacted in February with tariff announcements on Canada, Mexico and China. Defensive sectors tended to perform better with Utilities, Communications Services and Consumer Staples leading the way. During the period, the bond markets underwent substantial volatility from monetary, fiscal and geo-political events experiencing a sharp decline in the 4th quarter, though eventually rallying in the 1st quarter to end with positive returns. Inflation pressures continued, even as the Federal Reserve modestly reduced interest rates. Short-term Treasuries performed better than long-term Treasuries, while high yield led all sectors. Exposure to U.S. equities, high yield bonds, mortgage backed securities and floating rate bonds benefited returns. Long-term Treasuries and long-term investment grade corporate bonds exposure detracted from returns.

Top Contributors
↑	U.S. Equities
↑	High Yield Bonds
↑	Mortgage Backed Securities
↑	Floating Rate Bonds

Top Detractors
↓	Long-Term Treasuries
↓	Long-Term Investment Grade Corporate Bonds
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
GuidePath Absolute Return Allocation Fund ©2025 AssetMark, Inc.	PAGE 1	TSR-AR-36191E706

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Absolute Return Allocation Fund Service Shares	5.45	2.10	2.22
Bloomberg Global Aggregate Bond Index**	3.05	-1.38	0.61
FTSE 3-Month Treasury Bill Index	5.21	2.69	1.90
The Fund changed its investment strategy on January 19, 2016. The performance information for the Fund set forth above prior to January 19, 2016 is attributable to the previous investment strategies.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$208,238,064
Number of Holdings	22
Net Advisory Fee	$502,204
Portfolio Turnover	55%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)1

Top 10 Issuers	(%)[2]
DoubleLine Total Return Bond Fund	10.0%
Vanguard Mortgage-Backed Securities ETF	9.0%
Vanguard High-Yield Corporate Fund	9.0%
Schwab Short-Term U.S. Treasury ETF	7.5%
BlackRock Low Duration Bond Portfolio	7.3%
DoubleLine Low Duration Bond Fund	7.3%
ProShares Investment Grade-Interest Rate Hedged ETF	5.7%
Vanguard Long-Term Corporate Bond ETF	5.4%
iShares High Yield Systematic Bond ETF	5.0%
iShares 7-10 Year Treasury Bond	4.3%

Industry	(%)
Domestic Fixed Income Funds	84.7%
Alternative Funds	5.7%
Opportunistic Fixed Income Funds	3.6%
Emerging Markets Fixed Income Funds	2.5%
Domestic Equity	2.4%
Cash & Other	1.1%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
GuidePath Absolute Return Allocation Fund ©2025 AssetMark, Inc.	PAGE 2	TSR-AR-36191E706

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Absolute Return Allocation Fund ©2025 AssetMark, Inc.	PAGE 3	TSR-AR-36191E706

GuidePath Multi-Asset Income Allocation Fund
Service Shares | GPMIX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the GuidePath Multi-Asset Income Allocation Fund (the “Fund”)  for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$74	0.71%
*	Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund returned 7.64%, outperforming the Morningstar Multi-Asset High Income Index at 6.05%. The Fund’s allocation to global dividend equities was the top contributor to performance. High yield bonds, floating rate bonds, convertible bonds, and emerging markets government bonds also contributed to returns during the period.  Exposure to preferred equities detracted from performance. Long-term Treasuries and long-term investment grade corporate bonds exposure also detracted from returns.

Top Contributors
↑	Allocation to global dividend equities
↑	High Yield Bonds
↑	Floating Rate Bonds
↑	Convertible Bonds
↑	Emerging Markets Government Bonds

Top Detractors
↓	Preferred Equities
↓	Long-Term Treasuries
↓	Long-Term Investment Grade Corporate Bonds
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
GuidePath Multi-Asset Income Allocation Fund ©2025 AssetMark, Inc.	PAGE 1	TSR-AR-36191E847

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Multi-Asset Income Allocation Fund Service Shares	7.64	7.88	3.87
Morningstar Multi-Asset High Income Index	6.05	5.11	2.54
Bloomberg Global Aggregate Bond Index**	3.05	-1.38	0.61
MSCI All Country World Index	7.63	15.71	9.39
The Fund changed its investment strategy on January 19, 2016. The performance information for the Fund set forth above prior to January 19, 2016 is attributable to the previous investment strategies.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$106,816,270
Number of Holdings	41
Net Advisory Fee	$365,560
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)1

Top 10 Issuers	(%)[2]
Schwab U.S. Dividend Equity ETF	9.8%
iShares International Select Dividend ETF	6.9%
WisdomTree Floating Rate Treasury Fund	6.3%
Vanguard High-Yield Corporate Fund	5.9%
iShares 0-5 Year High Yield Corporate Bond ETF	5.9%
iShares Emerging Markets Dividend ETF	4.7%
Loomis Sayles Global Allocation Fund	4.7%
Vanguard High Dividend Yield ETF	4.5%
Vanguard International High Dividend Yield ETF	3.9%
WisdomTree U.S. LargeCap Dividend Fund	3.4%

Industry	(%)
Domestic Fixed Income Funds	36.9%
Domestic Equity Funds	32.7%
International Equity Funds	15.1%
Emerging Market Equity Funds	4.7%
Multi-Asset Funds	4.7%
Real Estate Funds	2.7%
Emerging Markets Fixed Income Funds	1.5%
International Fixed Income Funds	0.7%
Cash & Other	1.0%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
GuidePath Multi-Asset Income Allocation Fund ©2025 AssetMark, Inc.	PAGE 2	TSR-AR-36191E847

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Multi-Asset Income Allocation Fund ©2025 AssetMark, Inc.	PAGE 3	TSR-AR-36191E847

GuidePath Flexible Income Allocation Fund
Service Shares | GPIFX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the GuidePath Flexible Income Allocation Fund (the “Fund”)  for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$57	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund returned 5.02%, outperforming the Bloomberg U.S. Aggregate Bond Index at 4.88%. Allocations to diversified alternatives benefited performance. Fixed income positions in high yield bonds, Treasury Inflation Protected Securities (TIPS) and emerging market government bonds also contributed to returns.  A small allocation to hedged equity detracted from returns. Exposure to long-term Treasuries hurt performance relative to the benchmark

Top Contributors
↑	Allocations to diversified alternatives
↑	Fixed income positions in high yield bonds
↑	TIPS
↑	Emerging Market Government Bonds

Top Detractors
↓	Allocation to hedged equity
↓	Long-Term Treasuries
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
GuidePath Flexible Income Allocation Fund ©2025 AssetMark, Inc.	PAGE 1	TSR-AR-36191E821

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Flexible Income Allocation Fund Service Shares	5.02	2.72	2.36
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$262,582,773
Number of Holdings	23
Net Advisory Fee	$579,004
Portfolio Turnover	81%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)1

Top 10 Issuers	(%)[2]
Vanguard High-Yield Corporate Fund	15.1%
Stone Ridge Diversified Alternatives Fund	10.0%
iShares Broad USD High Yield Corporate Bond ETF	7.8%
Xtrackers USD High Yield Corporate Bond ETF	7.8%
SPDR Bloomberg High Yield Bond ETF	6.7%
Vanguard Long-Term Treasury ETF	6.5%
Schwab U.S. TIPS ETF	6.2%
SPDR Portfolio Short Term Treasury ETF	4.8%
Vanguard Emerging Markets Government Bond ETF	4.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.8%

Industry	(%)
Domestic Fixed Income Funds	66.2%
Alternative Funds	15.8%
Opportunistic Fixed Income Funds	9.2%
Emerging Markets Fixed Income Funds	4.8%
Domestic Equity Funds	1.3%
Cash & Other	2.7%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Flexible Income Allocation Fund ©2025 AssetMark, Inc.	PAGE 2	TSR-AR-36191E821

GuidePath Managed Futures Strategy Fund
Service Shares | GPMFX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the GuidePath Managed Futures Strategy Fund (the “Fund”)  for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$139	1.52%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended March 31, 2025,  the Fund returned -16.97%, underperforming the SG Trend Index at -12.86%. Long positions to precious metals and equities contributed to performance during the period. Long positions to the U.S. dollar and short positions to global bonds were detracted from returns  as international currencies strengthened as interest rates declined. Long positions to equities also detracted from returns for the period  as concerns of a slowdown in economic growth intensified.

Top Contributors
↑	Long position to precious metals
↑	Long position to equities in May-June and September-November 2024

Top Detractors
↓	Long position to U.S. dollar
↓	Short position to global bonds
↓	Long position to equities in July-August 2024 and February-March 2025
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
GuidePath Managed Futures Strategy Fund ©2025 AssetMark, Inc.	PAGE 1	TSR-AR-36191E771

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/19/2016)
GuidePath Managed Futures Strategy Fund Service Shares	-16.97	3.93	1.18
FT Wilshire 5000 Index**	7.11	18.34	14.31
FTSE 3-Month Treasury Bill Index	5.21	2.69	2.07
SG Trend Index	-12.86	6.26	2.59
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$246,896,741
Number of Holdings	146
Net Advisory Fee	$2,813,723
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)1

Top 10 Issuers	(%)[2]
United States Treasury Bill	33.7%
JPMorgan U.S. Government Money Market Fund	5.9%
Bank of Nova Scotia	4.3%
Cooperatieve Rabobank UA	4.1%
Westpac Banking Corp.	4.1%
Mizuho Bank Ltd.	4.1%
DNB Bank ASA/New York	4.1%
Canadian Imperial Bank of Commerce	4.1%
Royal Bank of Canada	4.0%
Commonwealth Bank of Australia	3.6%

Security Type	(%)
Certificates of Deposit	47.6%
U.S. Treasury Bills	33.6%
Forwards	0.0%[3]
Futures Contracts	-1.4%
Cash & Other	20.2%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
3	Amount calculated is less than 0.01%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Managed Futures Strategy Fund ©2025 AssetMark, Inc.	PAGE 2	TSR-AR-36191E771

GuidePath Conservative Income Fund
GPICX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the GuidePath Conservative Income Fund (the “Fund”)  for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Conservative Income Fund	$65	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025,  the Fund returned 4.50% underperforming the Bloomberg U.S. Treasury 1-3 Year Bond Index at 5.42%. During the period, the bond markets underwent substantial volatility from monetary, fiscal and geo-political events experiencing a sharp decline in the 4th quarter, though eventually rallying in the 1st quarter to end with positive returns. Inflation pressures continued, even as the Federal Reserve modestly reduced interest rates. Short-term Treasuries performed better than long-term Treasuries, while high yield led all sectors. The Fund’s allocations to high yield bonds and investment grade corporate bonds contributed to returns. A target allocation of 50% to cash equivalents and exposure to floating rate notes during market volatility detracted from the Fund’s performance relative to the benchmark.

Top Contributors
↑	High Yield Bonds
↑	Investment Grade Corporate Bonds

Top Detractors
↓	Floating Rate Notes
↓	Target allocation to cash equivalents
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
GuidePath Conservative Income Fund ©2025 AssetMark, Inc.	PAGE 1	TSR-AR-36191E755

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
GuidePath Conservative Income Fund	4.50	1.90	1.69
Bloomberg U.S. Aggregate Bond Index**	4.88	-0.40	1.71
Bloomberg U.S. Treasury 1-3 Years Bond Index	5.42	1.14	2.01
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$15,743,822
Number of Holdings	10
Net Advisory Fee	$22,035
Portfolio Turnover	216%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)1

Top 10 Issuers	(%)[2]
JPMorgan U.S. Government Money Market Fund	46.1%
SPDR Bloomberg Investment Grade Floating Rate ETF	20.7%
United States Treasury Notes	12.5%
iShares 0-5 Year TIPS Bond ETF	8.3%
iShares 0-5 Year High Yield Corporate Bond ETF	6.2%
Invesco Senior Loan ETF	5.2%
iShares 0-5 Year Investment Grade Corporate Bond ETF	1.0%

Industry	(%)
Domestic Fixed Income Funds	41.4%
U.S. Treasury Notes	12.5%
Cash & Other	46.1%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Conservative Income Fund ©2025 AssetMark, Inc.	PAGE 2	TSR-AR-36191E755

GuidePath Income Fund
GPINX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the GuidePath Income Fund (the “Fund”)  for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Income Fund	$64	0.62%
*	Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund returned 6.14%, outperforming the Bloomberg  U.S. Aggregate Bond Index at 4.88%. Exposure to high yield bonds, emerging markets bonds and investment grade corporate bonds were top contributors to performance during the period. Exposure to intermediate-term U.S. Treasuries detracted from returns relative to the benchmark as interest rates remained elevated.

Top Contributors
↑	High Yield Bonds
↑	Emerging Markets Bonds
↑	Investment Grade Corporate Bonds

Top Detractors
↓	Exposure to intermediate-term U.S. Treasuries
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
GuidePath Income Fund ©2025 AssetMark, Inc.	PAGE 1	TSR-AR-36191E748

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
GuidePath Income Fund	6.14	0.07	0.53
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.71
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$96,844,720
Number of Holdings	7
Net Advisory Fee	$415,503
Portfolio Turnover	81%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)1

Top 10 Issuers	(%)[2]
Schwab Intermediate-Term U.S. Treasury ETF	39.1%
Schwab U.S. TIPS ETF	19.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF	14.9%
VanEck Emerging Markets High Yield Bond ETF	14.9%
iShares Core U.S. Aggregate Bond ETF	10.0%
JPMorgan U.S. Government Money Market Fund	2.3%

Industry	(%)
Domestic Fixed Income Funds	83.2%
Emerging Markets Fixed Income Funds	14.9%
Cash & Other	1.9%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Income Fund ©2025 AssetMark, Inc.	PAGE 2	TSR-AR-36191E748

GuidePath Growth and Income Fund
GPIGX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the GuidePath Growth and Income Fund (the “Fund”)  for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Growth and Income Fund	$85	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund returned 9.14%, outperforming the  MSCI USA High Dividend Yield Index at 7.93%. Exposure to U.S. large-cap equities contributed to returns on the sustained strength of equity markets throughout a majority of the period.  Positioning in global dividend equities detracted from returns.

Top Contributors
↑	U.S. Large-Cap Equities

Top Detractors
↓	Global Dividend Equities
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
GuidePath Growth and Income Fund ©2025 AssetMark, Inc.	PAGE 1	TSR-AR-36191E730

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
GuidePath Growth and Income Fund	9.14	13.03	7.72
S&P 500 Index**	8.25	18.59	13.35
MSCI USA High Dividend Yield Index	7.93	13.58	9.10
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$104,834,115
Number of Holdings	87
Net Advisory Fee	$405,663
Portfolio Turnover	87%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)1

Top 10 Issuers	(%)[2]
Vanguard High Dividend Yield ETF	28.8%
Vanguard International High Dividend Yield ETF	9.8%
Global X MLP ETF	5.0%
iShares Emerging Markets Dividend ETF	4.9%
Exxon Mobil Corp.	1.7%
Procter & Gamble Co.	1.7%
Chevron Corp.	1.7%
Home Depot, Inc.	1.7%
JPMorgan U.S. Government Money Market Fund	1.7%
Coca-Cola Co.	1.6%

Top Sectors	(%)[3]
Consumer Staples	10.1%
Industrials	8.0%
Health Care	7.0%
Information Technology	5.6%
Energy	4.9%
Financials	4.8%
Consumer Discretionary	4.6%
Utilities	2.0%
Communication Services	1.7%
Cash & Other	51.3%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Growth and Income Fund ©2025 AssetMark, Inc.	PAGE 2	TSR-AR-36191E730

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dennis Schmal is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

For the fiscal year ended March 31, 2025, the registrant’s principal accountant billed the registrant $145,500 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

For the fiscal year ended March 31, 2024, the registrant’s principal accountant billed the registrant $145,500 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

(b) Audit-Related Fees

For the fiscal year ended March 31, 2025, the registrant’s principal accountant billed the registrant $0 for professional services rendered for the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.

For the fiscal year ended March 31, 2024, the registrant’s principal accountant billed the registrant $0 for professional services rendered for the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.

c) Tax Fees

For the fiscal year ended March 31, 2025, the registrant’s principal accountant billed the registrant $39,000 for professional services rendered for tax compliance, tax advice and tax planning, including review of the registrant’s tax returns and taxable income and excise calculations and year to date estimates for book-to-tax differences.

For the fiscal year ended March 31, 2024, the registrant’s principal accountant billed the registrant $39,000 for professional services rendered for tax compliance, tax advice and tax planning, including review of the registrant’s tax returns and taxable income and excise calculations and year to date estimates for book-to-tax differences.

(d) All Other Fees

None.

(e)(1)	The registrant’s audit committee charter provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of auditors annually to audit and to provide their opinion on the registrant’s financial statements. The audit committee charter also provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the auditor to provide other audit services to the registrant or to provide non-audit services to the registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)	There were no services in paragraphs (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2025 and March 31, 2024 were $0 and $0, respectively.

(h)	The registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

GuideMark® Funds
GuidePath® Funds
GUIDEMARK® LARGE CAP CORE FUND
GUIDEMARK® EMERGING MARKETS FUND
GUIDEMARK® SMALL/MID CAP CORE FUND
GUIDEMARK® WORLD EX-US FUND
GUIDEMARK® CORE FIXED INCOME FUND
GUIDEPATH® GROWTH ALLOCATION FUND
GUIDEPATH® CONSERVATIVE ALLOCATION FUND
GUIDEPATH® TACTICAL ALLOCATION FUND
GUIDEPATH® ABSOLUTE RETURN ALLOCATION FUND
GUIDEPATH® MULTI-ASSET INCOME ALLOCATION FUND
GUIDEPATH® FLEXIBLE INCOME ALLOCATION FUND
GUIDEPATH® MANAGED FUTURES STRATEGY FUND
GUIDEPATH® CONSERVATIVE INCOME FUND
GUIDEPATH® INCOME FUND
GUIDEPATH® GROWTH AND INCOME FUND
Core Financial Statements
March 31, 2025

GuideMark Large Cap Core Fund
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 95.0%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc.(a)	1,246	$655,334
BWX Technologies, Inc.	1,877	185,166
Curtiss-Wright Corp.	2,687	852,504
General Dynamics Corp.	2,393	652,284
HEICO Corp.	1,051	280,817
HEICO Corp. - Class A	1,348	284,388
Howmet Aerospace, Inc.	8,125	1,054,056
L3Harris Technologies, Inc.	914	191,309
Lockheed Martin Corp.	1,357	606,185
Northrop Grumman Corp.	670	343,047
RTX Corp.	11,785	1,561,041
Textron, Inc.	9,618	694,901
TransDigm Group, Inc.	328	453,719
		7,814,751
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	5,598	573,235
FedEx Corp.	2,496	608,475
GXO Logistics, Inc.(a)(b)	7,630	298,180
		1,479,890
Airlines - 0.1%
Delta Air Lines, Inc.	18,629	812,224
Automobile Components - 0.3%
Aptiv PLC(a)	9,552	568,344
BorgWarner, Inc.	24,471	701,094
Lear Corp.	7,195	634,743
		1,904,181
Automobiles - 1.1%
Ford Motor Co.	79,730	799,692
Harley-Davidson, Inc.	38,536	973,034
Lucid Group, Inc.(a)(b)	106,624	258,030
Rivian Automotive, Inc. - Class A(a)(b)	20,015	249,187
Tesla, Inc.(a)	20,093	5,207,302
Thor Industries, Inc.(b)	10,177	771,518
		8,258,763
Banks - 3.0%
Bank of America Corp.	53,448	2,230,385
Bank OZK(b)	13,737	596,873
Citigroup, Inc.	30,702	2,179,535
Citizens Financial Group, Inc.	14,643	599,924
Columbia Banking System, Inc.	18,535	462,263
Comerica, Inc.(b)	11,731	692,833
East West Bancorp, Inc.(b)	1,893	169,916
First Citizens BancShares, Inc. - Class A	297	550,674
First Horizon Corp.	17,390	337,714
FNB Corp.	22,529	303,015
JPMorgan Chase & Co.	32,123	7,879,772
M&T Bank Corp.	2,171	388,066
NU Holdings Ltd. - Class A(a)	38,047	389,601

	Shares	Value
Popular, Inc.	5,790	$534,822
Regions Financial Corp.	13,484	293,007
Synovus Financial Corp.	4,217	197,103
The PNC Financial Services Group, Inc.	1,407	247,308
Webster Financial Corp.	6,289	324,198
Wells Fargo & Co.	31,374	2,252,339
Western Alliance Bancorp	5,938	456,216
Wintrust Financial Corp.	2,597	292,059
Zions Bancorp NA	9,831	490,174
		21,867,797
Beverages - 0.9%
Boston Beer Co., Inc. - Class A(a)	1,634	390,265
Coca-Cola Co.	24,026	1,720,742
Coca-Cola Consolidated, Inc.	115	155,250
Keurig Dr. Pepper, Inc.	4,299	147,112
Molson Coors Beverage Co. - Class B(b)	25,905	1,576,837
Monster Beverage Corp.(a)	6,063	354,807
PepsiCo, Inc.	13,745	2,060,925
		6,405,938
Biotechnology - 2.1%
AbbVie, Inc.	24,662	5,167,182
Amgen, Inc.	1,867	581,664
Biogen, Inc.(a)	7,383	1,010,290
Exelixis, Inc.(a)	37,670	1,390,777
Gilead Sciences, Inc.	16,868	1,890,059
Incyte Corp.(a)	10,362	627,419
Natera, Inc.(a)	2,221	314,072
Regeneron Pharmaceuticals, Inc.	1,545	979,885
United Therapeutics Corp.(a)	3,702	1,141,216
Vertex Pharmaceuticals, Inc.(a)	3,959	1,919,402
		15,021,966
Broadline Retail - 3.9%
Amazon.com, Inc.(a)	120,907	23,003,766
Coupang, Inc.(a)	7,884	172,896
eBay, Inc.(b)	5,477	370,957
Etsy, Inc.(a)	6,469	305,207
Kohl’s Corp.(b)	98,811	808,274
Macy’s, Inc.	154,247	1,937,342
Nordstrom, Inc.(b)	53,969	1,319,542
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,057	122,993
		28,040,977
Building Products - 0.9%
A O Smith Corp.	4,380	286,277
Advanced Drainage Systems, Inc.	1,769	192,202
Builders FirstSource, Inc.(a)	12,074	1,508,526
Carlisle Cos., Inc.	1,405	478,402
Carrier Global Corp.	1,302	82,547
Johnson Controls International PLC	5,410	433,395
Lennox International, Inc.(b)	1,844	1,034,171
Masco Corp.	9,739	677,250

The accompanying notes are an integral part of these financial statements.

1

GuideMark Large Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Building Products - (Continued)
Owens Corning, Inc.	5,895	$841,924
Trane Technologies PLC	2,209	744,256
Trex Co., Inc.(a)(b)	4,112	238,907
		6,517,857
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	3,934	661,030
Ameriprise Financial, Inc.	3,553	1,720,043
Ares Management Corp. - Class A(b)	4,504	660,331
Bank of New York Mellon Corp.	13,551	1,136,522
Blackrock, Inc.	349	330,322
Blackstone, Inc.	2,599	363,288
Cboe Global Markets, Inc.	2,316	524,088
Charles Schwab Corp.	3,392	265,526
CME Group, Inc.	2,134	566,129
Coinbase Global, Inc. - Class A(a)	1,506	259,378
Evercore, Inc. - Class A	3,305	660,075
FactSet Research Systems, Inc.	611	277,785
Franklin Resources, Inc.(b)	7,907	152,210
Houlihan Lokey, Inc.	1,853	299,260
Intercontinental Exchange, Inc.	3,773	650,842
Invesco Ltd.	81,068	1,229,802
Janus Henderson Group PLC	10,102	365,187
Jefferies Financial Group, Inc.	6,602	353,669
KKR & Co., Inc.	2,735	316,193
LPL Financial Holdings, Inc.	3,658	1,196,678
Moody’s Corp.	2,657	1,237,338
Morgan Stanley	8,059	940,244
Northern Trust Corp.	8,300	818,795
Raymond James Financial, Inc.(b)	3,530	490,352
S&P Global, Inc.	1,188	603,623
State Street Corp.	13,185	1,180,453
Stifel Financial Corp.	4,365	411,445
Tradeweb Markets, Inc. - Class A	3,439	510,554
Virtu Financial, Inc. - Class A	9,944	379,065
		18,560,227
Chemicals - 0.7%
Air Products & Chemicals, Inc.	781	230,333
Celanese Corp. - Series A(b)	9,878	560,774
CF Industries Holdings, Inc.	4,468	349,174
Ecolab, Inc.	991	251,238
FMC Corp.(b)	10,969	462,782
Linde PLC	1,321	615,110
NewMarket Corp.	961	544,358
Olin Corp.	45,036	1,091,673
RPM International, Inc.	3,861	446,641
Sherwin-Williams Co.	2,169	757,393
		5,309,476
Commercial Services & Supplies - 0.8%
Cintas Corp.	10,440	2,145,733
MSA Safety, Inc.	755	110,751
Republic Services, Inc.	2,072	501,756

	Shares	Value
Rollins, Inc.	18,949	$1,023,814
Vestis Corp.	104,218	1,031,758
Waste Management, Inc.	2,915	674,852
		5,488,664
Communications Equipment - 0.8%
Arista Networks, Inc.(a)	12,333	955,561
Cisco Systems, Inc.	24,713	1,525,039
F5, Inc.(a)	1,629	433,754
Juniper Networks, Inc.	6,819	246,780
Motorola Solutions, Inc.	2,603	1,139,619
Ubiquiti, Inc.	3,562	1,104,719
		5,405,472
Construction & Engineering - 0.5%
AECOM	5,969	553,505
EMCOR Group, Inc.	2,140	791,008
MasTec, Inc.(a)	9,542	1,113,647
Quanta Services, Inc.(b)	1,592	404,655
Valmont Industries, Inc.	1,832	522,798
		3,385,613
Consumer Finance - 1.5%
Ally Financial, Inc.	28,378	1,034,946
American Express Co.	6,850	1,842,993
Capital One Financial Corp.	11,198	2,007,801
Discover Financial Services	7,853	1,340,507
OneMain Holdings, Inc.(b)	19,552	955,702
SLM Corp.	29,662	871,173
Synchrony Financial	47,912	2,536,461
		10,589,583
Consumer Staples Distribution & Retail - 3.2%
Albertsons Cos., Inc. - Class A	40,250	885,097
BJ’s Wholesale Club Holdings, Inc.(a)(b)	6,956	793,680
Casey’s General Stores, Inc.(b)	4,010	1,740,500
Costco Wholesale Corp.	5,759	5,446,747
Dollar General Corp.	8,578	754,264
Dollar Tree, Inc.(a)	7,466	560,473
Grocery Outlet Holding Corp.(a)(b)	6,003	83,922
Kroger Co.	29,574	2,001,864
Performance Food Group Co.(a)	14,476	1,138,248
SYSCO Corp.(b)	11,473	860,934
Target Corp.	6,457	673,852
US Foods Holding Corp.(a)	32,902	2,153,765
Walmart, Inc.	64,473	5,660,085
		22,753,431
Containers & Packaging - 0.3%
Ardagh Group SA(a)(c)	8,343	0
Berry Global Group, Inc.(b)	18,762	1,309,775
Crown Holdings, Inc.	3,741	333,922
Packaging Corp. of America	1,054	208,713
Silgan Holdings, Inc.	8,524	435,747
Sonoco Products Co.	2,497	117,958
		2,406,115

The accompanying notes are an integral part of these financial statements.

2

GuideMark Large Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Distributors - 0.2%
Genuine Parts Co.	2,246	$267,588
LKQ Corp.	16,411	698,124
Pool Corp.(b)	951	302,751
		1,268,463
Diversified Consumer Services - 0.5%
ADT, Inc.	204,598	1,665,428
Grand Canyon Education, Inc.(a)	6,445	1,115,114
H&R Block, Inc.	19,539	1,072,886
		3,853,428
Diversified Financial Services - 0.0%(d)
GCI Liberty Inc SR Escrow(a)(c)	3,912	3,538
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	105,186	2,974,660
Liberty Global Ltd. - Class A(a)	87,781	1,010,359
Liberty Global Ltd. - Class C(a)(b)	83,119	994,935
Verizon Communications, Inc.	25,013	1,134,590
		6,114,544
Electric Utilities - 0.7%
American Electric Power Co., Inc.	1,468	160,408
Constellation Energy Corp.	2,052	413,745
Duke Energy Corp.	3,823	466,291
Edison International	3,233	190,488
Entergy Corp.	3,488	298,189
Evergy, Inc.	2,205	152,035
Exelon Corp.	5,123	236,068
FirstEnergy Corp.	7,108	287,305
NextEra Energy, Inc.	7,839	555,707
NRG Energy, Inc.	12,823	1,224,084
OGE Energy Corp.	3,300	151,668
PPL Corp.(b)	6,728	242,948
The Southern Co.	5,466	502,599
Xcel Energy, Inc.	4,396	311,193
		5,192,728
Electrical Equipment - 0.6%
Acuity Brands, Inc.	4,333	1,141,096
AMETEK, Inc.	659	113,440
Eaton Corp. PLC	628	170,709
GE Vernova, Inc.	2,432	742,441
Hubbell, Inc.	555	183,655
nVent Electric PLC	5,016	262,939
Regal Rexnord Corp.(b)	1,387	157,910
Sensata Technologies Holding PLC	46,197	1,121,201
Vertiv Holdings Co. - Class A	5,791	418,110
		4,311,501
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. - Class A	8,640	566,698
Arrow Electronics, Inc.(a)	14,217	1,476,151

	Shares	Value
Avnet, Inc.	31,811	$1,529,791
CDW Corp.	955	153,048
Corning, Inc.	4,475	204,865
Jabil, Inc.	2,393	325,616
Keysight Technologies, Inc.(a)	729	109,182
TD SYNNEX Corp.(b)	15,037	1,563,247
Vontier Corp.	9,272	304,585
		6,233,183
Energy Equipment & Services - 0.2%
Halliburton Co.	10,334	262,174
NOV, Inc.	83,278	1,267,491
		1,529,665
Entertainment - 1.2%
Electronic Arts, Inc.	3,690	533,279
Netflix, Inc.(a)	2,889	2,694,079
Playtika Holding Corp.	40,582	209,809
ROBLOX Corp. - Class A(a)	2,433	141,820
Spotify Technology SA(a)(b)	2,454	1,349,774
TKO Group Holdings, Inc.	3,592	548,893
Walt Disney Co.	7,276	718,141
Warner Bros Discovery, Inc.(a)	208,447	2,236,636
		8,432,431
Financial Services - 4.2%
Apollo Global Management, Inc.	7,004	959,128
Berkshire Hathaway, Inc. - Class B(a)	24,342	12,964,062
Corebridge Financial, Inc.	35,297	1,114,326
Corpay, Inc.(a)	487	169,827
Equitable Holdings, Inc.	11,798	614,558
Euronet Worldwide, Inc.(a)	1,132	120,954
Fiserv, Inc.(a)	3,436	758,772
Interactive Brokers Group, Inc. - Class A	1,344	222,553
Jack Henry & Associates, Inc.	987	180,226
Mastercard, Inc. - Class A	8,972	4,917,733
MGIC Investment Corp.	32,134	796,280
Visa, Inc. - Class A	16,468	5,771,375
Voya Financial, Inc.	20,076	1,360,350
Western Union Co.(b)	36,755	388,868
		30,339,012
Food Products - 0.9%
ConAgra Brands, Inc.	22,436	598,368
Darling International, Inc.(a)(b)	42,322	1,322,139
Flowers Foods, Inc.(b)	31,288	594,785
General Mills, Inc.	2,028	121,254
Hershey Co.(b)	2,248	384,475
Ingredion, Inc.	6,550	885,626
Kellogg Co.	1,867	154,009
Pilgrim’s Pride Corp.(a)(b)	22,879	1,247,134
Post Holdings, Inc.(a)	12,414	1,444,493
		6,752,283

The accompanying notes are an integral part of these financial statements.

3

GuideMark Large Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Gas Utilities - 0.3%
Atmos Energy Corp.(b)	2,561	$395,879
National Fuel Gas Co.	1,901	150,540
UGI Corp.	41,863	1,384,410
		1,930,829
Ground Transportation - 0.3%
Landstar System, Inc.	5,141	772,178
Old Dominion Freight Line, Inc.	1,170	193,576
Uber Technologies, Inc.(a)	12,196	888,601
		1,854,355
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	11,044	1,464,987
Align Technology, Inc.(a)	1,319	209,536
Boston Scientific Corp.(a)	12,810	1,292,273
Dentsply Sirona, Inc.	38,842	580,300
Edwards Lifesciences Corp.(a)	6,463	468,438
Envista Holdings Corp.(a)	88,572	1,528,753
IDEXX Laboratories, Inc.(a)	1,751	735,332
Inspire Medical Systems, Inc.(a)(b)	1,123	178,871
Insulet Corp.(a)	1,605	421,489
Intuitive Surgical, Inc.(a)	1,435	710,712
Medtronic PLC	2,845	255,652
Penumbra, Inc.(a)	1,138	304,313
Stryker Corp.	2,163	805,177
		8,955,833
Health Care Providers & Services - 2.5%
Amedisys, Inc.(a)	4,223	391,176
Cardinal Health, Inc.	5,941	818,492
Cencora, Inc.	1,630	453,287
Chemed Corp.	798	491,025
Cigna Group	6,741	2,217,789
CVS Health Corp.	4,490	304,197
DaVita, Inc.(a)	2,461	376,459
Elevance Health, Inc.	328	142,667
Encompass Health Corp.	4,927	499,007
HCA Healthcare, Inc.	1,315	454,398
Henry Schein, Inc.(a)	7,263	497,443
Humana, Inc.	1,913	506,180
McKesson Corp.	1,863	1,253,780
Premier, Inc. - Class A(b)	58,414	1,126,222
Tenet Healthcare Corp.(a)	8,722	1,173,109
UnitedHealth Group, Inc.	11,890	6,227,388
Universal Health Services, Inc. - Class B	4,797	901,356
		17,833,975
Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc.	512	2,358,738
Boyd Gaming Corp.	4,598	302,686
Carnival Corp.(a)	9,540	186,316
Cava Group, Inc.(a)(b)	1,173	101,359
Chipotle Mexican Grill, Inc.(a)	9,098	456,811

	Shares	Value
Domino’s Pizza, Inc.	1,420	$652,419
DoorDash, Inc. - Class A(a)	2,650	484,341
Expedia Group, Inc.	2,939	494,046
Hilton Worldwide Holdings, Inc.	1,934	440,082
McDonald’s Corp.	4,071	1,271,658
MGM Resorts International(a)	34,149	1,012,176
Royal Caribbean Cruises Ltd.	2,605	535,171
Starbucks Corp.	1,555	152,530
Texas Roadhouse, Inc.	764	127,305
Wingstop, Inc.	2,291	516,804
Yum! Brands, Inc.	5,948	935,977
		10,028,419
Household Durables - 0.6%
Garmin Ltd.	901	195,634
Leggett & Platt, Inc.	23,156	183,164
Lennar Corp. - Class A	4,582	525,922
Lennar Corp. - Class B	3,785	412,830
Mohawk Industries, Inc.(a)	7,056	805,654
Newell Rubbermaid, Inc.	60,978	378,064
NVR, Inc.(a)	66	478,130
PulteGroup, Inc.	4,373	449,544
Tempur Sealy International, Inc.(b)	9,721	582,093
Toll Brothers, Inc.	3,281	346,441
		4,357,476
Household Products - 1.1%
Church & Dwight Co., Inc.	3,911	430,562
Clorox Co.	2,917	429,528
Colgate-Palmolive Co.	15,784	1,478,961
Kimberly-Clark Corp.	3,915	556,791
Procter & Gamble Co.	27,789	4,735,802
		7,631,644
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	5,515	153,979
Clearway Energy, Inc. - Class A	13,333	379,457
Clearway Energy, Inc. - Class C(b)	12,529	379,253
Vistra Corp.	16,037	1,883,385
		2,796,074
Industrial Conglomerates - 0.4%
3M Co.	4,204	617,400
General Electric Co.	11,415	2,284,712
Honeywell International, Inc.	703	148,860
		3,050,972
Insurance - 3.2%
Aflac, Inc.	7,361	818,470
Allstate Corp.	2,583	534,862
Aon PLC - Class A	1,016	405,475
Arch Capital Group, Ltd.	8,628	829,841
Arthur J. Gallagher & Co.	3,483	1,202,471
Assurant, Inc.	1,517	318,191
Axis Capital Holdings Ltd.	8,136	815,553
Brighthouse Financial, Inc.(a)	11,688	677,787

The accompanying notes are an integral part of these financial statements.

4

GuideMark Large Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - (Continued)
Brown & Brown, Inc.	1,929	$239,968
Chubb, Ltd.	2,542	767,659
Cincinnati Financial Corp.	2,839	419,377
CNA Financial Corp.	14,410	731,884
Everest Group Ltd.	2,764	1,004,244
Globe Life, Inc.	4,290	565,079
Hartford Financial Services Group, Inc.	3,490	431,818
Kemper Corp.	4,326	289,193
Lincoln National Corp.	22,563	810,237
Loews Corp.	8,255	758,717
Markel Group, Inc.(a)	404	755,322
Marsh & McLennan Cos., Inc.	8,724	2,128,918
Old Republic International Corp.	27,895	1,094,042
Primerica, Inc.	1,968	559,955
Progressive Corp.	6,633	1,877,205
Prudential Financial, Inc.	3,593	401,266
Reinsurance Group of America, Inc.	962	189,418
RenaissanceRe Holdings Ltd.	3,590	861,600
The Travelers Cos., Inc.	1,842	487,135
Unum Group	30,546	2,488,277
W.R. Berkley Corp.	4,446	316,377
		22,780,341
Interactive Media & Services - 5.9%
Alphabet, Inc. - Class A	78,835	12,191,044
Alphabet, Inc. - Class C	66,024	10,314,930
IAC, Inc.(a)	21,787	1,000,895
Match Group, Inc.	11,622	362,606
Meta Platforms, Inc. - Class A	30,091	17,343,249
Pinterest, Inc. - Class A(a)	24,494	759,314
TripAdvisor, Inc.(a)	15,540	220,202
		42,192,240
IT Services - 2.1%
Accenture PLC - Class A	7,973	2,487,895
Akamai Technologies, Inc.(a)	6,984	562,212
Amdocs Ltd.	7,417	678,655
Automatic Data Processing, Inc.	2,008	613,504
Cognizant Technology Solutions Corp. - Class A	14,162	1,083,393
DXC Technology Co.(a)	142,421	2,428,278
EPAM Systems, Inc.(a)	2,293	387,150
Gartner, Inc.(a)	2,363	991,846
GoDaddy, Inc. - Class A(a)	3,806	685,613
International Business Machines Corp.	11,395	2,833,481
Okta, Inc. - Class A(a)	4,783	503,267
Twilio, Inc. - Class A(a)	11,827	1,157,982
VeriSign, Inc.(a)	3,385	859,350
		15,272,626
Leisure Products - 0.1%
Mattel, Inc.(a)	13,597	264,190
YETI Holdings, Inc.(a)(b)	17,721	586,565
		850,755

	Shares	Value
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,080	$126,338
Avantor, Inc.(a)	19,745	320,066
Charles River Laboratories International, Inc.(a)	1,061	159,702
Danaher Corp.	1,746	357,930
Fortrea Holdings, Inc.(a)	210,265	1,587,501
IQVIA Holdings, Inc.(a)	985	173,656
Mettler-Toledo International, Inc.(a)	581	686,109
Thermo Fisher Scientific, Inc.	1,618	805,117
Waters Corp.(a)	957	352,721
		4,569,140
Machinery - 1.5%
AGCO Corp.	1,676	155,147
Allison Transmission Holdings, Inc.	12,055	1,153,302
Caterpillar, Inc.	2,937	968,623
Crane Co.	482	73,833
Cummins, Inc.	1,664	521,564
Deere & Co.	1,294	607,339
Donaldson Co., Inc.	8,226	551,636
Esab Corp.	3,484	405,886
Fortive Corp.	1,778	130,114
Gates Industrial Corp. PLC(a)	52,945	974,717
Illinois Tool Works, Inc.	2,632	652,762
Ingersoll Rand, Inc.	5,222	417,917
Lincoln Electric Holdings, Inc.(b)	2,736	517,542
Middleby Corp.(a)	2,589	393,476
Otis Worldwide Corp.	3,745	386,484
Parker-Hannifin Corp.	416	252,866
Pentair PLC	2,628	229,897
Snap-on, Inc.	2,044	688,848
Timken Co.(b)	3,656	262,757
Toro Co.(b)	3,534	257,098
Westinghouse Air Brake Technologies Corp.	6,174	1,119,655
		10,721,463
Marine Transportation - 0.0%(d)
Kirby Corp.(a)	3,493	352,828
Media - 1.3%
Comcast Corp. - Class A	37,405	1,380,244
Fox Corp. - Class A	20,176	1,141,962
Fox Corp. - Class B	21,075	1,110,863
New York Times Co. - Class A	8,350	414,160
News Corp. - Class A	12,572	342,210
News Corp. - Class B(b)	19,176	582,375
Nexstar Media Group, Inc.	6,816	1,221,564
Omnicom Group, Inc.	1,947	161,426
Paramount Global - Class B	121,675	1,455,233
Sirius XM Holdings, Inc.(b)	59,799	1,348,168
ViacomCBS, Inc. - Class A	6,107	138,934
		9,297,139

The accompanying notes are an integral part of these financial statements.

5

GuideMark Large Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Metals & Mining - 0.1%
Reliance, Inc.	1,551	$447,851
Multi-Utilities - 0.3%
Alliant Energy Corp.	2,363	152,059
Ameren Corp.	2,545	255,518
CenterPoint Energy, Inc.	4,167	150,970
CMS Energy Corp.	2,035	152,849
Consolidated Edison, Inc.	1,393	154,052
Dominion Energy, Inc.	2,959	165,911
DTE Energy Co.	1,303	180,166
NiSource, Inc.	8,901	356,841
Public Service Enterprise Group, Inc.	3,589	295,375
Sempra Energy	2,855	203,733
WEC Energy Group, Inc.	2,376	258,936
		2,326,410
Oil, Gas & Consumable Fuels - 2.6%
Antero Midstream Corp.	18,767	337,806
APA Corp.(b)	19,315	406,001
Cheniere Energy, Inc.	2,554	590,996
Chevron Corp.	7,530	1,259,694
Civitas Resources, Inc.	33,892	1,182,492
ConocoPhillips	3,421	359,273
DT Midstream, Inc.	1,898	183,119
EOG Resources, Inc.	7,672	983,857
Exxon Mobil Corp.	39,852	4,739,598
HF Sinclair Corp.	34,577	1,136,892
Kinder Morgan, Inc.	16,257	463,812
Marathon Petroleum Corp.	11,836	1,724,387
Occidental Petroleum Corp.(b)	4,548	224,489
ONEOK, Inc.	7,838	777,686
Ovintiv, Inc.	18,597	795,952
Targa Resources Corp.	4,989	1,000,145
Texas Pacific Land Corp.(b)	210	278,248
The Williams Companies, Inc.	8,071	482,323
Valero Energy Corp.	12,955	1,710,967
Viper Energy, Inc.	5,673	256,136
		18,893,873
Personal Care Products - 0.1%
Coty, Inc. - Class A(a)	83,713	457,910
Estee Lauder Cos., Inc. - Class A	3,254	214,764
		672,674
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	34,417	2,099,093
Elanco Animal Health, Inc.(a)(b)	123,150	1,293,075
Eli Lilly & Co.	10,880	8,985,901
Jazz Pharmaceuticals PLC(a)	12,067	1,498,118
Johnson & Johnson	29,095	4,825,115
Merck & Co., Inc.	35,269	3,165,745
Perrigo Co. PLC	9,990	280,120

	Shares	Value
Pfizer, Inc.	7,189	$182,169
Royalty Pharma PLC - Class A	8,236	256,387
Viatris, Inc.	219,264	1,909,789
Zoetis, Inc.	3,718	612,169
		25,107,681
Professional Services - 1.1%
Booz Allen Hamilton Holding Corp.	4,319	451,681
CACI International, Inc. - Class A(a)	1,072	393,338
Clarivate PLC(a)(b)	240,603	945,570
Concentrix Corp.	38,587	2,146,981
Dun & Bradstreet Holdings, Inc.(b)	43,203	386,235
FTI Consulting, Inc.(a)	882	144,718
Leidos Holdings, Inc.	2,407	324,800
ManpowerGroup, Inc.	10,880	629,734
Parsons Corp.(a)	1,625	96,216
Paychex, Inc.	2,326	358,855
Robert Half, Inc.(b)	10,463	570,757
Science Applications International Corp.	3,843	431,454
SS&C Technologies Holdings, Inc.	5,577	465,847
Verisk Analytics, Inc.	1,401	416,966
		7,763,152
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.(a)	2,453	608,123
Semiconductors & Semiconductor Equipment - 8.2%
Advanced Micro Devices, Inc.(a)	1,904	195,617
Allegro MicroSystems, Inc.(a)	3,974	99,867
Amkor Technology, Inc.	40,618	733,561
Applied Materials, Inc.	13,516	1,961,442
Broadcom, Inc.	52,646	8,814,520
Cirrus Logic, Inc.(a)	11,566	1,152,610
Intel Corp.	21,080	478,727
KLA Corp.	2,169	1,474,486
Lam Research Corp.	22,020	1,600,854
Lattice Semiconductor Corp.(a)	6,009	315,172
Micron Technology, Inc.	1,084	94,189
MKS Instruments, Inc.(b)	5,884	471,602
Monolithic Power Systems, Inc.(b)	703	407,726
NVIDIA Corp.	322,634	34,967,073
ON Semiconductor Corp.(a)	10,615	431,924
Qorvo, Inc.(a)	17,998	1,303,235
QUALCOMM, Inc.	14,898	2,288,482
Skyworks Solutions, Inc.	7,732	499,719
Teradyne, Inc.	4,662	385,081
Texas Instruments, Inc.	5,304	953,129
		58,629,016
Software - 9.7%
Adobe, Inc.(a)	5,763	2,210,283
AppLovin Corp. - Class A(a)	9,383	2,486,214

The accompanying notes are an integral part of these financial statements.

6

GuideMark Large Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Atlassian Corp. - Class A(a)	4,202	$891,706
Autodesk, Inc.(a)	2,848	745,606
BILL Holdings, Inc.(a)(b)	8,306	381,162
Cadence Design System, Inc.(a)	4,244	1,079,377
Crowdstrike Holdings, Inc. - Class A(a)	1,078	380,081
Datadog, Inc. - Class A(a)	2,645	262,411
DocuSign, Inc.(a)	11,768	957,915
Dolby Laboratories, Inc. - Class A	3,043	244,383
Dropbox, Inc. - Class A(a)	34,397	918,744
Elastic NV(a)	3,759	334,927
Fair Isaac Corp.(a)	1,074	1,980,628
Fortinet, Inc.(a)	16,251	1,564,321
Gen Digital, Inc.	13,958	370,445
Guidewire Software, Inc.(a)	2,560	479,642
HubSpot, Inc.(a)	1,334	762,101
Informatica, Inc. - Class A(a)(b)	15,025	262,186
Intuit, Inc.	2,156	1,323,762
Manhattan Associates, Inc.(a)	4,253	735,939
Microsoft Corp.	96,577	36,254,040
MicroStrategy, Inc. - Class A(a)(b)	1,003	289,135
Nutanix, Inc. - Class A(a)	19,370	1,352,220
Oracle Corp.	10,139	1,417,534
Palantir Technologies, Inc. - Class A(a)	14,172	1,196,117
Palo Alto Networks, Inc.(a)	7,230	1,233,727
Pegasystems, Inc.	17,369	1,207,493
RingCentral, Inc. - Class A(a)	21,692	537,094
Roper Industries, Inc.	683	402,683
Salesforce, Inc.	10,145	2,722,512
ServiceNow, Inc.(a)	2,164	1,722,847
Synopsys, Inc.(a)	2,358	1,011,228
Teradata Corp.(a)	29,616	665,768
Workday, Inc. - Class A(a)	1,466	342,355
Zoom Video Communications, Inc. - Class A(a)	9,849	726,561
		69,453,147
Specialty Retail - 3.2%
Advance Auto Parts, Inc.(b)	20,755	813,803
AutoNation, Inc.(a)	3,454	559,272
AutoZone, Inc.(a)	429	1,635,683
Bath & Body Works, Inc.	16,766	508,345
Best Buy Co., Inc.	7,733	569,226
Burlington Stores, Inc.(a)	2,491	593,680
Dick’s Sporting Goods, Inc.	5,411	1,090,641
Floor & Decor Holdings, Inc. - Class A(a)	2,505	201,577
Gap, Inc.	120,512	2,483,752
Home Depot, Inc.	12,073	4,424,634
Lowe’s Cos., Inc.	8,055	1,878,668
O’Reilly Automotive, Inc.(a)	1,470	2,105,893
Penske Automotive Group, Inc.	3,198	460,448

	Shares	Value
Ross Stores, Inc.	3,083	$393,977
TJX Cos., Inc.	17,885	2,178,393
Tractor Supply Co.(b)	14,420	794,542
Ulta Beauty, Inc.(a)	2,280	835,711
Wayfair, Inc. - Class A(a)(b)	12,445	398,613
Williams Sonoma, Inc.	8,733	1,380,687
		23,307,545
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	197,230	43,810,700
Hewlett Packard Enterprise Co.	71,696	1,106,269
HP, Inc.	8,397	232,513
NetApp, Inc.	5,237	460,018
Pure Storage, Inc. - Class A(a)	16,245	719,166
		46,328,666
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd.(a)	21,615	426,464
Carter’s, Inc.	7,250	296,525
Columbia Sportswear Co.(b)	4,901	370,957
Crocs, Inc.(a)	1,814	192,647
Deckers Outdoor Corp.(a)	7,254	811,070
lululemon athletica, Inc.(a)	2,891	818,327
NIKE, Inc. - Class B	12,032	763,791
PVH Corp.	9,796	633,213
Ralph Lauren Corp.	5,968	1,317,376
Skechers USA, Inc. - Class A(a)	10,763	611,123
Tapestry, Inc.	10,984	773,383
Under Armour, Inc. - Class A(a)(b)	74,915	468,219
Under Armour, Inc. - Class C(a)(b)	65,171	387,768
VF Corp.(b)	10,118	157,031
		8,027,894
Tobacco - 0.4%
Altria Group, Inc.	15,254	915,545
Philip Morris International, Inc.	11,993	1,903,649
		2,819,194
Trading Companies & Distributors - 0.9%
Core & Main, Inc. - Class A(a)	9,682	467,738
Fastenal Co.	13,380	1,037,619
Ferguson Enterprises, Inc.	2,943	471,557
MSC Industrial Direct Co., Inc. - Class A(b)	8,002	621,515
SiteOne Landscape Supply, Inc.(a)(b)	3,415	414,718
W.W. Grainger, Inc.	1,547	1,528,173
Watsco, Inc.(b)	898	456,453
WESCO International, Inc.	10,744	1,668,543
		6,666,316
Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.	3,369	898,546
TOTAL COMMON STOCKS (Cost $342,064,951)		682,479,898

The accompanying notes are an integral part of these financial statements.

7

GuideMark Large Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
INVESTMENT COMPANIES - 3.0%
Vanguard S&P 500 ETF	42,279	$21,727,601
TOTAL INVESTMENT COMPANIES (Cost $14,846,453)		21,727,601
REAL ESTATE INVESTMENT TRUSTS - 1.3%
Real Estate Investment Trusts - 1.3%
AGNC Investment Corp.(b)	16,928	162,170
Agree Realty Corp.	3,604	278,193
Alexandria Real Estate Equities, Inc.(b)	1,232	113,972
American Tower Corp.	1,984	431,718
Americold Realty Trust, Inc.	19,993	429,050
BXP, Inc.(b)	3,358	225,624
Cousins Properties, Inc.	12,373	365,004
CubeSmart	2,944	125,738
EPR Properties(b)	6,626	348,594
Essex Property Trust, Inc.	516	158,190
Highwoods Properties, Inc.	15,408	456,693
Host Hotels & Resorts, Inc.(b)	51,283	728,731
Iron Mountain, Inc.	5,568	479,071
Kilroy Realty Corp.(b)	14,018	459,230
Millrose Properties, Inc.(a)	5,517	146,256
Omega Healthcare Investors, Inc.(b)	6,837	260,353
Park Hotels & Resorts, Inc.(b)	13,377	142,866
Rithm Capital Corp.	134,527	1,540,334
Simon Property Group, Inc.	2,040	338,803
Sun Communities, Inc.	1,610	207,110
Ventas, Inc.	3,273	225,052
Vornado Realty Trust	17,200	636,228
Welltower, Inc.	3,769	577,449
WP Carey, Inc.	5,330	336,376
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,275,967)		9,172,805
	Units
SHORT-TERM INVESTMENTS - 5.5%
Investments Purchased with Proceeds from Securities Lending - 5.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(e)	36,843,475	36,843,475

	Shares	Value
Money Market Funds - 0.4%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%(e)	2,410,517	$2,410,517
TOTAL SHORT-TERM INVESTMENTS (Cost $39,253,992)		39,253,992
TOTAL INVESTMENTS - 104.8% (Cost $404,441,363)		$752,634,296
Liabilities in Excess of Other Assets - (4.8)%		(34,727,623)
TOTAL NET ASSETS - 100.0%		$717,906,673

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $35,928,252 which represented 5.0% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,538 or 0.0% of net assets as of March 31, 2025.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

8

GuideMark Emerging Markets Fund
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 94.1%
Australia - 0.0%(a)
MMG Ltd.(b)	63,052	$21,757
Brazil - 3.3%
Ambev SA	18,564	44,113
B3 SA - Brasil Bolsa Balcao	8,712	18,610
Banco Bradesco SA	21,699	43,349
Banco do Brasil SA	28,615	141,509
BB Seguridade Participacoes SA	18,680	132,085
BRF SA	4,882	16,939
Caixa Seguridade Participacoes SA	25,215	66,236
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,711	66,436
Embraer SA(b)	8,478	97,818
JBS SA	13,819	99,651
Natura & Co. Holding SA	16,747	29,553
NU Holdings Ltd. - Class A(b)	12,076	123,658
Petroleo Brasileiro SA	34,877	250,342
PRIO SA(b)	2,718	19,028
Raia Drogasil SA	18,813	63,101
Telefonica Brasil SA	3,044	26,682
TIM SA	9,792	30,836
TOTVS SA	3,115	18,309
Vale SA	5,863	58,482
Vibra Energia SA	9,134	28,587
WEG SA	10,967	87,022
		1,462,346
Chile - 1.2%
Banco de Credito e Inversiones SA	1,774	65,587
Cencosud SA	48,550	148,277
Empresas Copec SA	7,852	54,161
Falabella SA	41,259	172,068
Latam Airlines Group SA	5,213,707	81,664
		521,757
China - 30.4%(c)
37 Interactive Entertainment Network Technology Group Co. Ltd. - Class A	29,400	60,444
AAC Technologies Holdings, Inc.	9,222	56,265
Agricultural Bank of China Ltd. - Class A	133,300	95,285
Agricultural Bank of China Ltd. - Class H	260,606	156,944
Alibaba Group Holding Ltd.	81,757	1,352,750
Aluminum Corp. of China Ltd. - Class A	35,800	36,945
Aluminum Corp. of China Ltd. - Class H	72,294	45,349
Anhui Jianghuai Automobile Group Corp. Ltd. - Class A	3,800	18,958
Anhui Yingjia Distillery Co. Ltd. - Class A	2,799	20,917
Anker Innovations Technology Co. Ltd. - Class A	5,100	72,607

	Shares	Value
ANTA Sports Products Ltd.	9,743	$107,124
Avary Holding Shenzhen Co. Ltd. - Class A	3,100	15,588
Baidu, Inc. - Class A(b)	8,038	92,776
Bank of Beijing Co. Ltd.	58,800	48,993
Bank of Changsha Co. Ltd. - Class A	28,900	36,646
Bank of Chengdu Co. Ltd. - Class A	11,300	26,821
Bank of China Ltd. - Class A	58,600	45,266
Bank of China Ltd. - Class H	470,571	284,203
Bank of Communications Co. Ltd. - Class A	90,100	92,635
Bank of Communications Co. Ltd. - Class H	134,298	120,011
Bank of Hangzhou Co. Ltd. - Class A	12,500	24,915
Bank of Nanjing Co. Ltd. - Class A	56,900	81,095
Bank of Shanghai Co. Ltd.	66,300	90,157
BeiGene Ltd.(b)	2,905	61,444
Beijing Kingsoft Office Software, Inc. - Class A	680	28,244
Beijing Roborock Technology Co. Ltd. - Class A	1,120	37,635
Bestechnic Shanghai Co. Ltd. - Class A	700	39,333
BOE Technology Group Co. Ltd. - Class A	60,100	34,410
BYD Co. Ltd. - Class H	732	37,066
Cambricon Technologies Corp. Ltd. - Class A(b)	200	17,309
Changchun High-Tech Industry Group Co. Ltd. - Class A	1,500	20,257
China CITIC Bank Corp. Ltd. - Class H	187,452	147,038
China Coal Energy Co. Ltd. - Class H	86,031	87,821
China Communications Services Corp. Ltd. - Class H	199,967	109,446
China Construction Bank Corp. - Class A	35,800	43,590
China Construction Bank Corp. - Class H	549,881	487,285
China Everbright Bank Co. Ltd. - Class A	100,600	52,505
China Everbright Bank Co. Ltd. - Class H	301,145	122,747
China Feihe Ltd.(d)	84,652	63,875
China Hongqiao Group Ltd.	51,252	106,021
China Mengniu Dairy Co. Ltd.	17,164	42,394
China Merchants Bank Co. Ltd. - Class H	10,938	64,851
China Minsheng Banking Corp. Ltd. - Class H	90,090	40,623
China National Chemical Engineering Co. Ltd. - Class A	42,900	42,547
China Pacific Insurance Group Co. Ltd. - Class A	6,000	26,633
China Pacific Insurance Group Co. Ltd. - Class H	18,086	56,980

The accompanying notes are an integral part of these financial statements.

9

GuideMark Emerging Markets Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
China - (Continued)
China Petroleum & Chemical Corp. - Class H	27,943	$14,743
China Railway Signal & Communication Corp. Ltd. - Class A	35,600	27,638
China Resources Pharmaceutical Group Ltd. – Class A(d)	205,984	133,914
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - Class A	4,275	24,822
China Shenhua Energy Co. Ltd. - Class H	4,746	19,253
China Tower Corp. Ltd. - Class H	16,556	22,255
China United Network Communications Ltd. - Class A	26,802	20,577
China Yangtze Power Co. Ltd. - Class A	15,900	60,976
Chongqing Brewery Co. Ltd. - Class A	4,700	37,952
Chongqing Rural Commercial Bank Co. Ltd. - Class A	65,300	54,767
CITIC Ltd.	74,083	91,437
CNOOC Energy Technology & Services Ltd. - Class A	34,400	19,087
COSCO SHIPPING Holdings Co. Ltd. - Class A	16,800	33,764
COSCO SHIPPING Holdings Co. Ltd. - Class H	31,279	49,353
CRRC Corp. Ltd. - Class A	21,500	20,947
CSPC Pharmaceutical Group Ltd.	109,684	69,710
Dong-E-E-Jiao Co. Ltd. - Class A	1,836	15,304
Eastroc Beverage Group Co. Ltd. – Class A	1,200	41,228
Ecovacs Robotics Co. Ltd. - Class A	6,700	56,893
Eoptolink Technology, Inc. Ltd. – Class A	2,590	35,859
Fuyao Glass Industry Group Co. Ltd. - Class A(b)	8,300	66,986
Giant Biogene Holding Co. Ltd(d)	7,331	66,662
Gree Electric Appliances, Inc. of Zhuhai - Class A	3,477	21,789
Guangzhou Automobile Group Co. Ltd. - Class A(b)	19,700	23,121
Haidilao International Holding Ltd.(d)	46,955	105,900
Hangzhou First Applied Material Co. Ltd. - Class A	34,500	66,989
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. - Class A	7,455	19,335
Hisense Home Appliances Group Co. Ltd.	4,662	15,640
Hithink RoyalFlush Information Network Co. Ltd. - Class A	855	33,645
HLA Group Corp. Ltd. - Class A	29,794	32,525
Huadong Medicine Co. Ltd. - Class A	4,212	21,296

	Shares	Value
Huaibei Mining Holdings Co. Ltd. - Class A	17,700	$31,875
Huaxia Bank Co. Ltd. - Class A	63,100	68,200
Hubei Jumpcan Pharmaceutical Co. Ltd. - Class A	8,100	31,079
Hundsun Technologies, Inc. - Class A	5,200	20,197
Industrial & Commercial Bank of China Ltd. - Class A	71,100	67,589
Industrial & Commercial Bank of China Ltd. - Class H	251,099	179,179
Industrial Bank Co. Ltd. - Class A	9,800	29,244
Inner Mongolia Dian Tou Energy Corp. Ltd. - Class A	9,300	24,706
JD Logistics, Inc.(b)(d)	35,609	57,544
JD.com, Inc. - Class A	10,155	208,904
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	9,700	65,678
Kingsoft Corp. Ltd.	3,317	16,154
Kuaishou Technology(b)(d)	16,059	112,615
Kuang-Chi Technologies Co. Ltd. - Class A	11,800	61,753
Kweichow Moutai Co. Ltd. - Class A	300	64,617
Lenovo Group Ltd.	70,632	95,986
Li Auto, Inc. - Class A(b)	2,374	29,918
Li Ning Co. Ltd.	12,460	25,574
Longfor Group Holdings Ltd.(d)	64,215	81,250
Luzhou Laojiao Co. Ltd. - Class A	1,019	18,248
Meituan - Class B(b)(d)	22,494	452,635
Midea Group Co. Ltd. - Class A	3,900	42,234
MINISO Group Holding Ltd.	8,916	41,097
NetEase, Inc.	8,914	183,117
New Oriental Education & Technology Group, Inc.	13,493	64,183
Nongfu Spring Co. Ltd. - Class H(d)	19,382	84,081
People’s Insurance Co. Group of China Ltd. - Class A	43,100	40,553
People’s Insurance Co. Group of China Ltd. - Class H	120,428	62,382
PetroChina Co. Ltd. - Class A	61,600	69,957
PetroChina Co. Ltd. - Class H	217,704	176,505
PICC Property & Casualty Co. Ltd. - Class H	61,568	114,006
Ping An Insurance Group Co. of China Ltd. - Class H	27,447	163,830
Pop Mart International Group Ltd.(d)	9,943	200,955
Qifu Technology, Inc. - ADR(e)	3,365	151,122
Rockchip Electronics Co. Ltd. - Class A	1,800	43,372
SAIC Motor Corp. Ltd. - Class A	17,100	37,371
Seres Group Co. Ltd. - Class A	1,744	30,424
Shaanxi Coal Industry Co. Ltd. - Class A	3,949	10,796
Shandong Himile Mechanical Science & Technology Co. Ltd. - Class A(b)	4,000	32,672

The accompanying notes are an integral part of these financial statements.

10

GuideMark Emerging Markets Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
China - (Continued)
Shandong Nanshan Aluminum Co. Ltd. - Class A	44,000	$23,165
Shanghai Pudong Development Bank Co. Ltd. - Class A	53,300	76,624
Shanghai Rural Commercial Bank Co. Ltd. - Class A	38,700	44,532
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	1,100	32,511
Shenergy Co. Ltd. - Class A	17,900	22,001
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	600	19,363
Sichuan Kelun Pharmaceutical Co. Ltd. - Class A	6,551	29,091
Sieyuan Electric Co. Ltd. - Class A	2,100	22,059
Sinopharm Group Co. Ltd. - Class H	17,239	40,005
Sinotruk Hong Kong Ltd.	21,626	58,739
Smoore International Holdings Ltd.(d)	12,355	21,109
Suzhou Dongshan Precision Manufacturing Co. Ltd. - Class A	3,900	17,688
Suzhou TFC Optical Communication Co. Ltd. – Class A	5,040	60,082
Tencent Holdings Ltd.	37,144	2,373,351
Tianqi Lithium Corp. - Class A	4,820	20,152
Tingyi Cayman Islands Holding Corp.	55,234	92,730
Universal Scientific Industrial Shanghai Co. Ltd. - Class A	8,700	21,000
Vipshop Holdings Ltd. - ADR(b)	8,169	128,090
Western Mining Co. Ltd. - Class A	9,500	22,381
Wintime Energy Group Co. Ltd. - Class A	226,357	45,025
WUS Printed Circuit Kunshan Co. Ltd.	5,900	27,126
Xiaomi Corp. - Class B(b)(d)	72,871	461,108
Yifeng Pharmacy Chain Co. Ltd. - Class A	5,632	19,333
Yum China Holdings, Inc.	2,665	138,740
Yunnan Yuntianhua Co. Ltd. - Class A(b)	8,000	25,225
Yunnan Yuntianhua Co. Ltd. - Class A(b)	4,700	14,820
Yutong Bus Co. Ltd. - Class A	24,027	88,008
Zhejiang Chint Electrics Co. Ltd. - Class A	5,700	18,547
Zhejiang Dahua Technology Co. Ltd. - Class A(b)	8,000	18,830
Zhejiang Expressway Co. Ltd. - Class H	48,758	39,800
Zhejiang NHU Co. Ltd. - Class A	6,400	19,760
Zhejiang Supor Co. Ltd. - Class A	8,212	66,148
Zhejiang Wanfeng Auto Wheel Co. Ltd. - Class A	21,200	51,583
Zhongji Innolight Co. Ltd. - Class A	1,190	16,561
Zhongji Innolight Co. Ltd. - Class A	347	4,829
ZTE Corp. - Class A	2,115	10,021
ZTE Corp. - Class H	6,301	19,442
		13,578,296

	Shares	Value
Colombia - 0.2%
Bancolombia SA	7,734	$86,809
Czech Republic - 0.5%
CEZ AS	491	24,313
Komercni Banka AS	1,557	75,484
Moneta Money Bank AS(d)	16,481	104,766
		204,563
Egypt - 0.4%
Commercial International Bank - Egypt (CIB)	67,113	109,422
Eastern Co. SAE	109,973	72,308
		181,730
Hong Kong - 1.4%
Bosideng International Holdings Ltd.	184,874	94,859
C&D International Investment Group Ltd.	25,940	54,227
China Taiping Insurance Holdings Co. Ltd.	95,404	145,247
Far East Horizon Ltd.	62,841	51,443
Geely Automobile Holdings Ltd.	53,600	115,058
Kunlun Energy Co. Ltd.	78,712	76,915
Sino Biopharmaceutical Ltd.	125,608	60,734
Want Want China Holdings, Ltd.	57,190	36,016
		634,499
Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	3,115	24,564
OTP Bank Nyrt	1,819	122,386
		146,950
India - 16.1%
Adani Power Ltd.(b)	8,094	47,838
Apollo Hospitals Enterprise Ltd.	252	19,463
Asian Paints Ltd.	704	19,235
Axis Bank Ltd.	6,751	86,598
Bajaj Auto Ltd.	367	33,690
Bajaj Finance Ltd.	302	31,465
Bank of Baroda	44,389	118,095
Bharat Electronics Ltd.	28,001	97,946
Bharat Petroleum Corp. Ltd.	6,565	21,261
Bharti Airtel Ltd.	8,938	180,693
Britannia Industries Ltd.	1,108	63,839
BSE Ltd.	1,042	66,344
Canara Bank	76,165	78,808
CG Power & Industrial Solutions Ltd.	10,597	78,717
Cipla Ltd.	3,286	55,221
Colgate-Palmolive India Ltd.	3,763	105,055
Cummins India Ltd.	1,379	48,949
Divi’s Laboratories Ltd.	1,376	92,720
Dixon Technologies India Ltd.	653	100,155
Dr Reddy’s Laboratories Ltd.	5,011	66,955
Eternal Ltd.(b)	25,394	59,653
Godrej Consumer Products Ltd.	1,012	13,686

The accompanying notes are an integral part of these financial statements.

11

GuideMark Emerging Markets Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
India - (Continued)
HCL Technologies Ltd.	11,573	$214,394
HDFC Asset Management Co. Ltd.(d)	1,107	51,792
HDFC Bank Ltd.	18,284	389,746
Hindalco Industries Ltd.	19,633	155,791
Hindustan Aeronautics Ltd.	1,709	83,041
Hindustan Petroleum Corp. Ltd.	3,023	12,654
Hindustan Unilever Ltd.	1,646	43,466
ICICI Bank Ltd.	25,648	403,136
IDFC First Bank Ltd.(b)	28,379	18,157
Indian Hotels Co. Ltd.	7,027	64,391
Indus Towers Ltd.(b)	15,415	59,942
Info Edge India Ltd.	263	21,958
Infosys Ltd.	16,596	304,098
InterGlobe Aviation Ltd.(b)(d)	1,090	64,963
ITC Ltd.	15,401	73,589
Jindal Stainless Ltd.	3,937	26,635
Kalyan Jewellers India Ltd.	3,460	18,803
Larsen & Toubro Ltd.	3,216	130,783
LTIMindtree Ltd.(d)	1,341	70,054
Lupin Ltd.	3,120	73,876
Mahindra & Mahindra Ltd.	2,917	90,541
Marico Ltd.	9,039	68,761
Maruti Suzuki India Ltd.	194	26,061
Max Healthcare Institute Ltd.	2,743	35,085
Mphasis Ltd.	2,739	79,775
MRF Ltd.	17	22,346
Muthoot Finance Ltd.	3,268	90,859
Nestle India Ltd.	4,344	114,144
NMDC Ltd.	21,540	17,221
Oil & Natural Gas Corp. Ltd.	63,341	182,031
Oracle Financial Services Software Ltd.	602	54,859
Page Industries Ltd.	185	92,200
PB Fintech Ltd.(b)	1,200	22,160
Persistent Systems Ltd.	1,696	108,842
Petronet LNG Ltd.	22,077	75,618
Pidilite Industries Ltd.	418	13,910
Polycab India Ltd.	662	39,684
Power Finance Corp. Ltd.	40,696	195,812
Punjab National Bank	48,820	54,583
REC Ltd.	29,194	145,528
Reliance Industries Ltd.	17,205	255,792
Samvardhana Motherson International Ltd.	50,394	76,518
Shriram Finance Ltd.	7,405	56,551
Siemens Ltd.	902	55,353
State Bank of India	16,763	150,711
Sun Pharmaceutical Industries Ltd.	4,468	90,543
Suzlon Energy Ltd.(b)	46,482	30,572
Tata Consultancy Services Ltd.	5,564	234,058
Tata Elxsi Ltd.	668	40,586

	Shares	Value
Tata Motors Ltd.	28,224	$221,295
Tech Mahindra Ltd.	6,385	105,317
Torrent Pharmaceuticals Ltd.	1,599	60,185
Torrent Power Ltd.	1,026	17,729
Trent Ltd.	1,663	103,088
UltraTech Cement Ltd.	301	40,374
Union Bank of India Ltd.	56,931	83,411
Varun Beverages Ltd.	8,937	56,235
Vedanta Ltd.	15,614	84,140
Voltas Ltd.	2,063	35,097
Wipro Ltd.	14,506	44,244
Zydus Lifesciences Ltd.	3,830	39,615
		7,179,089
Indonesia - 0.9%
Alamtri Resources Indonesia Tbk PT	458,468	50,932
Bank Central Asia Tbk PT	99,281	50,724
Bank Mandiri Persero Tbk PT	188,894	58,640
Bank Rakyat Indonesia Persero Tbk PT	179,369	43,359
Chandra Asri Pacific Tbk PT	28,442	12,366
Indofood Sukses Makmur Tbk PT	213,509	91,479
Kalbe Farma Tbk PT	364,996	25,025
Sumber Alfaria Trijaya Tbk PT	436,922	54,081
Telkom Indonesia Persero Tbk PT	164,206	23,847
		410,453
Ireland - 0.8%
PDD Holdings, Inc. - ADR(b)	3,024	357,890
Luxembourg - 0.1%
Reinet Investments SCA	1,203	29,211
Mexico - 1.8%
Alfa SAB de CV - Class A	64,725	50,415
Arca Continental SAB de CV	5,466	57,156
Cemex SAB de CV(b)	185,780	104,308
Coca-Cola Femsa SAB de CV	6,128	56,236
Fomento Economico Mexicano SAB de CV	8,812	85,762
Gruma SAB de CV - Class B	2,407	43,272
Grupo Aeroportuario del Pacifico SAB de CV - Class B	2,260	41,750
Grupo Aeroportuario del Sureste SAB de CV - Class B	966	26,394
Grupo Bimbo SAB de CV - Class A	22,325	60,535
Grupo Financiero Banorte SAB de CV	10,427	72,392
Grupo Financiero Inbursa SAB de CV(b)	6,795	15,277
Grupo Mexico SAB de CV - Class B	10,922	54,566
Kimberly-Clark de Mexico SAB de CV - Class A	10,386	17,017
Wal-Mart de Mexico SAB de CV	34,632	95,733
		780,813
Netherlands - 0.1%
NEPI Rockcastle NV	5,764	41,660

The accompanying notes are an integral part of these financial statements.

12

GuideMark Emerging Markets Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Peru - 0.2%
Credicorp Ltd.	343	$63,853
Southern Copper Corp.(e)	219	20,429
		84,282
Philippines - 0.2%
International Container Terminal Services, Inc.	8,994	55,891
Metropolitan Bank & Trust Co.	18,718	23,917
		79,808
Poland - 1.2%
Bank Polska Kasa Opieki SA	1,261	57,647
CD Projekt SA	1,486	81,661
Dino Polska SA(b)(d)	992	115,788
LPP SA	21	95,821
ORLEN SA	1,650	29,063
Powszechna Kasa Oszczednosci Bank Polski SA	5,269	102,880
Powszechny Zaklad Ubezpieczen SA	1,928	28,011
Santander Bank Polska SA	221	31,823
		542,694
Qatar - 0.8%
Commercial Bank PSQC	38,147	43,719
Ooredoo QPSC	43,064	139,565
Qatar Islamic Bank QPSC	3,203	18,068
Qatar National Bank QPSC	30,367	133,839
		335,191
Russia - 0.0%(a)
Magnit PJSC(b)(f)	1,813	0
PhosAgro PJSC - GDR(b)(f)	5,197	0
PhosAgro PJSC - GDR(f)	33	0
Polyus PJSC - GDR(b)(f)	994	0
Rosneft Oil Co. PJSC(b)(f)	13,382	0
Sberbank of Russia PJSC(b)(f)	120,116	0
VTB Bank PJSC(b)(f)	25,684	0
		0
Singapore - 0.1%
Trip.com Group Ltd.	858	54,540
South Africa - 3.6%
Absa Group Ltd.	7,060	68,413
Aspen Pharmacare Holdings Ltd.	1,868	16,681
Bid Corp. Ltd.	3,924	94,102
Bidvest Group Ltd.	2,662	34,192
Capitec Bank Holdings Ltd.	481	81,809
Clicks Group Ltd.	3,652	67,469
FirstRand Ltd.	25,514	100,265
Harmony Gold Mining Co. Ltd.	2,259	33,082
Kumba Iron Ore Ltd.	2,710	46,122
MTN Group Ltd.	17,514	117,813
Naspers Ltd.	466	115,564

	Shares	Value
Nedbank Group Ltd.	7,077	$99,294
Old Mutual Ltd.	135,406	87,883
OUTsurance Group Ltd.	34,684	131,850
Pepkor Holdings Ltd.(d)	38,575	53,713
Sanlam Ltd.	14,286	64,476
Sasol Ltd.(b)	23,525	98,571
Shoprite Holdings Ltd.	4,548	67,827
Standard Bank Group Ltd.	9,042	118,146
Woolworths Holdings Ltd.	33,147	92,159
		1,589,431
South Korea - 10.6%
Alteogen, Inc.(b)	348	85,066
Amorepacific Corp.	732	50,712
CJ CheilJedang Corp.	516	86,694
Coway Co. Ltd.	2,559	140,971
DB Insurance Co. Ltd.	2,290	138,333
Hana Financial Group, Inc.	2,659	108,568
Hankook Tire & Technology Co. Ltd.	2,286	61,551
Hanmi Semiconductor Co. Ltd.	626	29,931
Hanwha Aerospace Co. Ltd.	296	127,187
HD Hyundai Co. Ltd.	1,891	93,509
HD Hyundai Electric Co. Ltd.	386	78,775
HD Hyundai Heavy Industries Co. Ltd.	266	50,870
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	882	121,455
HLB, Inc.(b)	190	7,142
Hyundai Glovis Co. Ltd.	1,372	105,486
Hyundai Mobis Co. Ltd.	649	115,492
Hyundai Rotem Co. Ltd.	1,193	85,800
Industrial Bank of Korea	12,350	119,836
KB Financial Group, Inc.	3,072	166,514
Kia Corp.	2,153	136,174
Korea Electric Power Corp.	2,191	32,335
Korea Investment Holdings Co. Ltd.	1,637	81,859
Korea Zinc Co. Ltd.	60	31,772
Korean Air Lines Co. Ltd.	2,348	34,182
Krafton, Inc.(b)	137	31,330
KT&G Corp.	334	22,973
LG Electronics, Inc.	1,630	85,979
LG H&H Co. Ltd.	441	93,948
LG Uplus Corp.	17,913	125,362
LS Electric Co. Ltd.	312	38,196
Meritz Financial Group, Inc.	1,699	142,033
Mirae Asset Securities Co. Ltd.	6,221	39,016
NCSoft Corp.	360	36,665
NH Investment & Securities Co. Ltd.	5,056	48,508
Orion Corp.	1,112	89,303
Samsung C&T Corp.	394	31,471
Samsung Electro-Mechanics Co. Ltd.	284	25,155
Samsung Electronics Co. Ltd.	24,845	984,992
Samsung Fire & Marine Insurance Co. Ltd.	140	34,167

The accompanying notes are an integral part of these financial statements.

13

GuideMark Emerging Markets Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
South Korea - (Continued)
Samsung Life Insurance Co. Ltd.	433	$24,478
Shinhan Financial Group Co. Ltd.	3,603	115,306
SK Biopharmaceuticals Co. Ltd.(b)	797	54,361
SK Hynix, Inc.	2,909	387,787
SK Telecom Co. Ltd.	2,581	97,220
Woori Financial Group, Inc.	8,405	94,915
Yuhan Corp.	305	22,821
		4,716,200
Taiwan - 16.6%
Accton Technology Corp.	1,377	24,396
Advantech Co. Ltd.	4,410	50,390
ASE Technology Holding Co. Ltd.	22,628	99,444
Asustek Computer, Inc.	3,221	59,930
Cathay Financial Holding Co. Ltd.	40,525	75,621
Cheng Shin Rubber Industry Co. Ltd.	11,766	17,884
China Airlines Ltd.	59,889	40,936
Chunghwa Telecom Co. Ltd.	4,797	18,636
Compal Electronics, Inc.	108,209	105,183
CTBC Financial Holding Co. Ltd.	69,590	83,670
Delta Electronics, Inc.	7,377	81,592
eMemory Technology, Inc.	1,187	83,455
Eva Airways Corp.	50,844	62,559
Evergreen Marine Corp. Taiwan Ltd.	9,098	60,999
Far Eastern New Century Corp.	77,139	77,029
Feng TAY Enterprise Co. Ltd.	12,949	46,998
Fortune Electric Co. Ltd.	2,455	33,844
Fubon Financial Holding Co. Ltd.	34,816	90,531
Global Unichip Corp.	1,051	34,157
Hon Hai Precision Industry Co. Ltd.	51,229	231,083
Hua Nan Financial Holdings Co. Ltd.	49,525	41,877
Innolux Corp.	71,765	33,011
International Games System Co. Ltd.	5,126	120,687
Jentech Precision Industrial Co. Ltd.	1,056	31,804
KGI Financial Holding Co. Ltd.	135,776	70,906
MediaTek, Inc.	12,092	521,171
Nien Made Enterprise Co. Ltd.	7,162	85,976
Novatek Microelectronics Corp.	5,220	86,778
Pegatron Corp.	44,117	112,751
PharmaEssentia Corp.	2,364	37,283
Pou Chen Corp.	101,977	109,348
President Chain Store Corp.	11,257	85,269
Quanta Computer, Inc.	2,365	16,455
Realtek Semiconductor Corp.	6,525	104,025
Shin Kong Financial Holding Co. Ltd.(b)	92,931	34,298
SinoPac Financial Holdings Co. Ltd.	75,225	51,029
Synnex Technology International Corp.	18,885	40,899
Taiwan Business Bank	72,998	32,342
Taiwan Mobile Co. Ltd.	9,261	32,589
Taiwan Semiconductor Manufacturing Co. Ltd.	144,134	4,059,245

	Shares	Value
Uni-President Enterprises Corp.	56,619	$138,070
Voltronic Power Technology Corp.	1,096	51,251
Wistron Corp.	8,333	24,429
Yang Ming Marine Transport Corp.	10,236	23,156
Yuanta Financial Holding Co. Ltd.	69,572	71,305
Zhen Ding Technology Holding Ltd.	8,610	27,310
		7,421,601
Thailand - 0.8%
Advanced Info Service PCL - NVDR	3,436	27,941
Bumrungrad Hospital PCL - NVDR	6,853	33,307
Charoen Pokphand Foods PCL - NVDR	60,943	42,879
Delta Electronics Thailand PCL - NVDR	23,194	45,685
Gulf Energy Development PCL - NVDR	13,292	19,587
Intouch Holdings PCL - NVDR	18,090	43,582
Krung Thai Bank PCL - NVDR	115,383	82,278
PTT Exploration & Production PCL - NVDR	2,798	9,638
PTT PCL - NVDR	78,733	74,358
		379,255
Turkey - 1.2%
Akbank TAS	63,174	87,008
BIM Birlesik Magazalar AS	7,214	87,116
Haci Omer Sabanci Holding AS	4,673	10,342
Turk Hava Yollari AO	13,774	112,809
Turkcell Iletisim Hizmetleri AS	21,177	53,444
Turkiye Is Bankasi - Class C	329,095	106,303
Yapi ve Kredi Bankasi AS	135,465	85,852
		542,874
United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC	14,982	44,401
Abu Dhabi Islamic Bank PJSC	17,866	78,021
Abu Dhabi National Oil Co. for Distribution PJSC	12,390	11,457
ADNOC Drilling Co. PJSC	15,229	21,312
Aldar Properties PJSC	11,515	26,296
Americana Restaurants International PLC - Foreign Co.	100,493	58,277
Emaar Properties PJSC	68,285	247,296
Emirates NBD Bank PJSC	12,146	66,798
First Abu Dhabi Bank PJSC	7,518	28,248
		582,106
TOTAL COMMON STOCKS (Cost $30,011,442)		41,965,805
INVESTMENT COMPANIES - 4.5%
United States - 4.5%
iShares Core MSCI Emerging Markets ETF	12,716	686,283

The accompanying notes are an integral part of these financial statements.

14

GuideMark Emerging Markets Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
INVESTMENT COMPANIES - (Continued)
United States - (Continued)
iShares MSCI Saudi Arabia ETF(e)	31,858	$1,317,965
TOTAL INVESTMENT COMPANIES (Cost $1,667,678)		2,004,248
PREFERRED STOCKS - 1.9%
Brazil - 1.5%
Banco Bradesco SA - Preference Shares	30,105	66,684
Cia Energetica de Minas Gerais - Preference Shares	41,221	74,114
Gerdau SA - Preference Shares	20,385	58,014
Itau Unibanco Holding SA - Preference Shares	37,524	206,610
Petroleo Brasileiro SA - Preference Shares	43,220	281,976
		687,398
Colombia - 0.2%
Bancolombia SA	10,690	107,973
South Korea - 0.2%
Samsung Electronics Co. Ltd.	2,365	76,549
TOTAL PREFERRED STOCKS (Cost $617,996)		871,920
	Units
SHORT-TERM INVESTMENTS - 3.5%
Investments Purchased with Proceeds from Securities Lending - 3.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(g)	1,486,978	1,486,978
	Shares
Money Market Funds - 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%(g)	69,515	69,515
TOTAL SHORT-TERM INVESTMENTS (Cost $1,556,493)		1,556,493
TOTAL INVESTMENTS - 104.0% (Cost $33,853,609)		$46,398,466
Liabilities in Excess of Other Assets - (4.0)%		(1,801,286)
TOTAL NET ASSETS - 100.0%		$44,597,180

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
LLC - Limited Liability Company
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $2,302,724 or 5.2% of the Fund’s net assets.

(e)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $1,461,560 which represented 3.3% of net assets.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(g)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

15

GuideMark Emerging Markets Fund
Schedule of Investments
March 31, 2025(Continued)
Sector Classification as of March 31, 2025
(% of Net Assets)

Financials	$10,722,374	24.0%
Information Technology	9,862,623	22.1
Consumer Discretionary	6,407,516	14.4
Communication Services	4,151,742	9.3
Consumer Staples	3,257,809	7.3
Industrials	3,002,870	6.7
Energy	1,824,946	4.1
Health Care	1,408,047	3.2
Materials	1,261,800	2.8
Utilities	487,268	1.1
Real Estate	450,730	1.0
Investment Companies	2,004,248	4.5
Investments Purchased with Proceeds from Securities Lending	1,486,978	3.3
Money Market Funds	69,515	0.2
Other Assets in Excess of Liabilities	(1,801,286)	(4.0)
	$44,597,180	100.0%

The accompanying notes are an integral part of these financial statements.

16

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 91.8%
Aerospace & Defense - 0.9%
AAR Corp.(a)	553	$30,963
AeroVironment, Inc.(a)	173	20,620
BWX Technologies, Inc.	453	44,689
Byrna Technologies, Inc.(a)	1,949	32,821
Curtiss-Wright Corp.	526	166,884
Ducommun, Inc.(a)	684	39,693
Hexcel Corp.	435	23,821
Huntington Ingalls Industries, Inc.	385	78,555
Kratos Defense & Security Solutions, Inc.(a)(b)	1,025	30,432
Leonardo DRS, Inc.	690	22,687
Moog, Inc. - Class A	358	62,059
Rocket Lab USA, Inc.(a)	1,518	27,142
Spirit AeroSystems Holdings, Inc. - Class A(a)	589	20,297
Textron, Inc.	1,557	112,493
V2X, Inc.(a)	1,164	57,094
Woodward Governor Co.	325	59,309
		829,559
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.(a)	910	20,421
C.H. Robinson Worldwide, Inc.	752	77,005
GXO Logistics, Inc.(a)(b)	991	38,728
Hub Group, Inc. - Class A	1,700	63,189
Radiant Logistics, Inc.(a)	8,035	49,415
		248,758
Automobile Components - 0.7%
Adient PLC(a)	1,357	17,451
American Axle & Manufacturing Holdings, Inc.(a)	3,589	14,607
BorgWarner, Inc.	2,580	73,917
Dorman Products, Inc.(a)	368	44,359
Fox Factory Holding Corp.(a)	381	8,893
Gentex Corp.	2,920	68,036
Goodyear Tire & Rubber Co.(a)	3,473	32,091
LCI Industries	424	37,070
Lear Corp.	513	45,257
Modine Manufacturing Co.(a)(b)	1,213	93,098
Patrick Industries, Inc.(b)	921	77,837
Phinia, Inc.	804	34,114
Standard Motor Products, Inc.	894	22,287
Visteon Corp.(a)	147	11,410
XPEL, Inc.(a)	1,380	40,544
		620,971
Automobiles - 0.2%
Harley-Davidson, Inc.	1,411	35,628
Rivian Automotive, Inc. - Class A(a)(b)	4,032	50,198
Thor Industries, Inc.(b)	722	54,735
Winnebago Industries, Inc.	674	23,226
		163,787

	Shares	Value
Banks - 6.2%
Ameris Bancorp	936	$53,886
Associated Banc-Corp.	1,965	44,271
Atlantic Union Bankshares Corp.	478	14,885
Axos Financial, Inc.(a)	1,072	69,165
BancFirst Corp.	195	21,425
Bancorp, Inc.(a)	1,688	89,194
Bank of Hawaii Corp.	590	40,692
Bank of NT Butterfield & Son Ltd.	1,361	52,970
Bank OZK	1,563	67,912
Bank7 Corp.	832	32,232
BankUnited, Inc.	1,568	54,002
Bankwell Financial Group, Inc.	534	16,116
BCB Bancorp, Inc.	1,794	17,689
Berkshire Hills Bancorp, Inc.	840	21,916
BOK Financial Corp.	303	31,557
Bridgewater Bancshares, Inc.(a)	1,900	26,391
Brookline Bancorp, Inc.	2,995	32,645
Burke & Herbert Financial Services Corp.	194	10,885
Cadence Bank	1,895	57,532
Camden National Corp.	481	19,466
Capital Bancorp, Inc.	1,195	33,854
Cathay General Bancorp	1,302	56,025
Central Pacific Financial Corp.	815	22,038
Citizens Financial Services, Inc.	323	18,750
City Holding Co.	340	39,940
Civista Bancshares, Inc.	1,406	27,473
CNB Financial Corp.	1,300	28,925
Coastal Financial Corp.(a)	274	24,772
Columbia Banking System, Inc.	2,756	68,735
Comerica, Inc.	2,369	139,913
Commerce Bancshares, Inc.	1,395	86,811
Community Financial System, Inc.	304	17,285
ConnectOne Bancorp, Inc.	1,094	26,595
Cullen Frost Bankers, Inc.	806	100,911
Customers Bancorp, Inc.(a)	1,692	84,938
CVB Financial Corp.	1,295	23,906
Dime Community Bancshares, Inc.	988	27,545
East West Bancorp, Inc.(b)	2,505	224,849
Enterprise Bancorp, Inc.	417	16,234
Enterprise Financial Services Corp.	608	32,674
Esquire Financial Holdings, Inc.(b)	421	31,735
Financial Institutions, Inc.	926	23,113
First BanCorp	5,140	98,534
First Bank	1,600	23,696
First Busey Corp.	848	18,325
First Commonwealth Financial Corp.	1,630	25,330
First Community Bankshares, Inc.	676	25,478
First Financial Bancorp	1,047	26,154
First Financial Bankshares, Inc.	1,365	49,031
First Financial Corp.	560	27,429
First Hawaiian, Inc.	1,529	37,369
First Horizon Corp.	7,152	138,892

The accompanying notes are an integral part of these financial statements.

17

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
First Internet Bancorp	657	$17,594
First Interstate BancSystem, Inc. - Class A	675	19,339
First Merchants Corp.	791	31,988
Flushing Financial Corp.	1,039	13,195
FNB Corp.	4,037	54,298
Fulton Financial Corp.	1,737	31,422
German American Bancorp, Inc.	571	21,412
Glacier Bancorp, Inc.	476	21,049
Hancock Whitney Corp.	1,098	57,590
Hanmi Financial Corp.	1,598	36,211
HBT Financial, Inc.	523	11,720
Hilltop Holdings, Inc.	668	20,341
Home Bancorp, Inc.	615	27,552
Home BancShares, Inc.	1,475	41,698
HomeTrust Bancshares, Inc.	706	24,202
Hope Bancorp, Inc.	3,023	31,651
Independent Bank Corp.	1,688	51,974
Independent Bank Corp.	231	14,472
International Bancshares Corp.	995	62,745
Investar Holding Corp.	1,044	18,385
Lakeland Financial Corp.	416	24,727
Live Oak Bancshares, Inc.	592	15,783
Mercantile Bank Corp.	1,080	46,915
Metrocity Bankshares, Inc.	1,049	28,921
Metropolitan Bank Holding Corp.(a)	513	28,723
Mid Penn Bancorp, Inc.	1,182	30,626
Midland States Bancorp, Inc.	913	15,631
MidWestOne Financial Group, Inc.	488	14,450
MVB Financial Corp.	1,049	18,169
Oak Valley Bancorp	1,158	28,904
OceanFirst Financial Corp.	1,737	29,546
OFG Bancorp	1,437	57,509
Old National Bancorp	3,261	69,101
Old Second Bancorp, Inc.	1,813	30,168
Origin Bancorp, Inc.	692	23,992
Orrstown Financial Services, Inc.	1,032	30,970
Pacific Premier Bancorp, Inc.	853	18,186
Park National Corp.	154	23,316
Parke Bancorp, Inc.	996	18,765
Pathward Financial, Inc.	810	59,089
Peapack-Gladstone Financial Corp.	671	19,056
Peoples Bancorp, Inc.	933	27,673
Pinnacle Financial Partners, Inc.	874	92,679
Plumas Bancorp	546	23,625
Popular, Inc.	1,070	98,836
Preferred Bank	551	46,097
Prosperity Bancshares, Inc.	703	50,173
Provident Financial Services, Inc.	1,213	20,827
QCR Holdings, Inc.	586	41,794
RBB Bancorp	1,313	21,664
Renasant Corp.	1,030	34,948

	Shares	Value
Republic Bancorp, Inc. - Class A	435	$27,762
S&T Bancorp, Inc.	548	20,303
Sandy Spring Bancorp, Inc.	695	19,425
ServisFirst Bancshares, Inc.(b)	985	81,361
Shore Bancshares, Inc.	1,335	18,076
Simmons First National Corp. - Class A	1,631	33,484
South Plains Financial, Inc.	1,398	46,302
Southern Missouri Bancorp, Inc.	411	21,380
Southside Bancshares, Inc.	547	15,841
SouthState Corp.	802	74,442
Stock Yards Bancorp, Inc.	322	22,237
Synovus Financial Corp.	2,108	98,528
Texas Capital Bancshares, Inc.(a)	338	25,249
Third Coast Bancshares, Inc.(a)	1,172	39,110
Trustmark Corp.	507	17,486
UMB Financial Corp.(b)	1,156	116,872
United Bankshares, Inc.	866	30,024
United Community Banks, Inc.	648	18,228
Univest Financial Corp.	1,370	38,853
Valley National Bancorp	3,943	35,053
Veritex Holdings, Inc.	1,282	32,012
WaFd, Inc.	920	26,294
Washington Trust Bancorp, Inc.	527	16,263
Webster Financial Corp.	1,620	83,511
WesBanco, Inc.	1,190	36,842
Westamerica BanCorp	679	34,378
Western Alliance Bancorp	2,094	160,882
Wintrust Financial Corp.	1,037	116,621
WSFS Financial Corp.	624	32,367
Zions Bancorp NA	2,598	129,536
		5,570,513
Beverages - 0.6%
Boston Beer Co., Inc. - Class A(a)	171	40,842
Celsius Holdings, Inc.(a)(b)	2,070	73,733
Coca-Cola Consolidated, Inc.	184	248,400
National Beverage Corp.	1,321	54,874
Primo Brands Corp.	3,800	134,862
		552,711
Biotechnology - 3.4%
ACADIA Pharmaceuticals, Inc.(a)	5,478	90,990
ADMA Biologics, Inc.(a)	2,095	41,565
Aduro Biotech, Inc.(a)(c)	1,181	0
Akebia Therapeutics, Inc.(a)	27,924	53,614
Alkermes PLC(a)	5,802	191,582
Amicus Therapeutics, Inc.(a)	2,504	20,433
Anika Therapeutics, Inc.(a)	1,594	23,958
Avidity Biosciences, Inc.(a)	448	13,225
Avita Medical, Inc.(a)	3,347	27,245
BioCryst Pharmaceuticals, Inc.(a)	5,551	41,632
Blueprint Medicines Corp.(a)	237	20,977
CareDx, Inc.(a)	4,991	88,590
Catalyst Pharmaceuticals, Inc.(a)	8,121	196,934
Exact Sciences Corp.(a)	1,576	68,225

The accompanying notes are an integral part of these financial statements.

18

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Biotechnology - (Continued)
Exelixis, Inc.(a)	8,793	$324,638
Fennec Pharmaceuticals, Inc.(a)	7,813	47,581
Halozyme Therapeutics, Inc.(a)	934	59,598
Insmed, Inc.(a)	724	55,234
Ironwood Pharmaceuticals, Inc.(a)	26,736	39,302
Kiniksa Pharmaceuticals International PLC(a)	1,118	24,831
Krystal Biotech, Inc.(a)	167	30,110
Kura Oncology, Inc.(a)	4,241	27,991
Madrigal Pharmaceuticals, Inc.(a)	66	21,861
MiMedx Group, Inc.(a)	12,644	96,094
Myriad Genetics, Inc.(a)	1,419	12,586
Natera, Inc.(a)	1,261	178,318
Neurocrine Biosciences, Inc.(a)	921	101,863
Organogenesis Holdings, Inc.(a)	28,566	123,405
Protagonist Therapeutics, Inc.(a)	1,083	52,374
PTC Therapeutics, Inc.(a)	1,676	85,409
Puma Biotechnology, Inc.(a)	43,280	128,109
Radius Health, Inc. CVR(a)(c)	6,802	544
REVOLUTION Medicines, Inc.(a)	715	25,282
Rhythm Pharmaceuticals, Inc.(a)	386	20,446
Rigel Pharmaceuticals, Inc.(a)	912	16,407
Roivant Sciences Ltd.(a)	2,110	21,290
Sarepta Therapeutics, Inc.(a)	924	58,970
TG Therapeutics, Inc.(a)	2,291	90,334
Twist Bioscience Corp.(a)	378	14,840
United Therapeutics Corp.(a)	891	274,669
Vanda Pharmaceuticals, Inc.(a)	9,040	41,494
Vaxcyte, Inc.(a)	460	17,370
Vericel Corp.(a)	2,457	109,631
Voyager Therapeutics, Inc.(a)	3,338	11,282
Y-mAbs Therapeutics, Inc.(a)	4,799	21,260
		3,012,093
Broadline Retail - 0.6%
Dillard’s, Inc. - Class A(b)	390	139,671
Etsy, Inc.(a)	1,136	53,596
Groupon, Inc.(a)	2,390	44,860
Kohl’s Corp.(b)	3,787	30,978
Macy’s, Inc.	8,172	102,640
Nordstrom, Inc.(b)	3,259	79,683
Ollie’s Bargain Outlet Holdings, Inc.(a)	739	85,990
Savers Value Village, Inc.(a)	2,243	15,477
		552,895
Building Products - 2.4%
A O Smith Corp.	2,043	133,530
AAON, Inc.	907	70,864
Advanced Drainage Systems, Inc.	1,137	123,535
Allegion PLC	1,101	143,636
American Woodmark Corp.(a)	936	55,065
Apogee Enterprises, Inc.	1,381	63,982
Armstrong World Industries, Inc.	382	53,816
AZEK Co., Inc.(a)	686	33,539

	Shares	Value
AZZ, Inc.	873	$72,992
CSW Industrials, Inc.	224	65,300
Fortune Brands Innovations, Inc.	2,177	132,536
Gibraltar Industries, Inc.(a)	867	50,858
Griffon Corp.	1,583	113,184
Hayward Holdings, Inc.(a)	1,750	24,360
Janus International Group, Inc.(a)(b)	2,042	14,702
JELD-WEN Holding, Inc.(a)	2,275	13,582
Lennox International, Inc.	473	265,273
Masterbrand, Inc.(a)	2,034	26,564
Owens Corning, Inc.	1,547	220,943
Quanex Building Products Corp.	2,745	51,030
Resideo Technologies, Inc.(a)	2,869	50,781
Simpson Manufacturing Co., Inc.	683	107,286
Trex Co., Inc.(a)(b)	1,851	107,543
UFP Industries, Inc.	1,575	168,588
Zurn Elkay Water Solutions Corp.	689	22,723
		2,186,212
Capital Markets - 3.6%
Affiliated Managers Group, Inc.	895	150,387
Artisan Partners Asset Management, Inc. - Class A	1,629	63,694
BGC Group, Inc. - Class A	3,186	29,216
Carlyle Group, Inc.	1,785	77,808
Cohen & Steers, Inc.	1,025	82,256
Diamond Hill Investment Group, Inc.	334	47,709
Donnelley Financial Solutions, Inc.(a)	1,821	79,596
Evercore, Inc. - Class A	866	172,958
FactSet Research Systems, Inc.	521	236,867
Hamilton Lane, Inc. - Class A(b)	859	127,708
Houlihan Lokey, Inc.	1,127	182,010
Invesco Ltd.	3,468	52,610
Janus Henderson Group PLC	2,781	100,533
Jefferies Financial Group, Inc.	3,144	168,424
Lazard, Inc.(b)	673	29,141
MarketAxess Holdings, Inc.	474	102,550
Moelis & Co. - Class A	861	50,248
Morningstar, Inc.	268	80,365
Piper Sandler Cos.	280	69,345
PJT Partners, Inc. - Class A(b)	1,011	139,397
Robinhood Markets, Inc. - Class A(a)	7,786	324,053
SEI Investments Co.	1,754	136,163
Silvercrest Asset Management Group, Inc. - Class A	1,047	17,129
StepStone Group, Inc. - Class A	810	42,306
Stifel Financial Corp.	2,110	198,889
StoneX Group, Inc.(a)	1,863	142,296
TPG, Inc.	926	43,920
Victory Capital Holdings, Inc. - Class A	389	22,511
Virtu Financial, Inc. - Class A	3,300	125,796
Virtus Investment Partners, Inc.	293	50,501
WisdomTree, Inc.	5,681	50,674
XP, Inc. - Class A	2,169	29,824
		3,226,884

The accompanying notes are an integral part of these financial statements.

19

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Chemicals - 1.0%
AdvanSix, Inc.	586	$13,273
Ashland, Inc.	201	11,917
Avient Corp.	389	14,455
Axalta Coating Systems, Ltd.(a)	2,211	73,339
Balchem Corp.	120	19,920
Cabot Corp.	668	55,537
Core Molding Technologies, Inc.(a)	1,188	18,058
Element Solutions, Inc.	1,396	31,564
FMC Corp.(b)	405	17,087
H.B. Fuller Co.	580	32,550
Hawkins, Inc.	948	100,412
Huntsman Corp.	751	11,858
Innospec, Inc.	464	43,964
Koppers Holdings, Inc.	1,084	30,352
Minerals Technologies, Inc.	460	29,242
Mosaic Co.	2,022	54,614
NewMarket Corp.	81	45,882
Olin Corp.	1,904	46,153
Orion SA	746	9,646
Perimeter Solutions, Inc.(a)	1,613	16,243
RPM International, Inc.	1,873	216,669
Valhi, Inc.	612	9,945
		902,680
Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	1,020	48,307
ACCO Brands Corp.	4,135	17,326
ACV Auctions, Inc. - Class A(a)	1,161	16,359
BrightView Holdings, Inc.(a)	3,125	40,125
Brink’s Co.	720	62,035
Casella Waste Systems, Inc. - Class A(a)(b)	255	28,435
Cimpress PLC(a)	1,217	55,045
Clean Harbors, Inc.(a)	670	132,057
Deluxe Corp.	2,045	32,331
HNI Corp.	2,111	93,623
Interface, Inc.	3,635	72,118
Liquidity Services, Inc.(a)	1,558	48,314
Matthews International Corp. - Class A(b)	1,233	27,422
MillerKnoll, Inc.	2,624	50,223
MSA Safety, Inc.	476	69,824
NL Industries, Inc.	3,927	31,023
Steelcase, Inc. - Class A	3,670	40,223
Tetra Tech, Inc.	1,230	35,978
UniFirst Corp.	213	37,062
Vestis Corp.	1,133	11,217
Virco Mfg. Corp.	2,592	24,520
VSE Corp.	313	37,557
		1,011,124
Communications Equipment - 1.2%
Aviat Networks, Inc.(a)	922	17,675
Calix, Inc.(a)	1,989	70,490
Ciena Corp.(a)	1,723	104,121

	Shares	Value
Digi International, Inc.(a)	1,468	$40,854
Extreme Networks, Inc.(a)	6,705	88,707
F5, Inc.(a)	996	265,205
Harmonic, Inc.(a)	3,420	32,798
Juniper Networks, Inc.	5,564	201,361
Lumentum Holdings, Inc.(a)	240	14,962
NETGEAR, Inc.(a)	1,293	31,627
NetScout Systems, Inc.(a)	1,332	27,985
Ribbon Communications, Inc.(a)	14,036	55,021
Ubiquiti, Inc.	189	58,617
Viavi Solutions, Inc.(a)	2,605	29,150
		1,038,573
Construction & Engineering - 2.1%
AECOM	1,506	139,651
API Group Corp.(a)	3,348	119,725
Arcosa, Inc.	718	55,372
Argan, Inc.	144	18,889
Bowman Consulting Group Ltd.(a)	1,209	26,392
Comfort Systems USA, Inc.	593	191,142
Concrete Pumping Holdings, Inc.	2,539	13,863
Construction Partners, Inc. - Class A(a)	345	24,795
Dycom Industries, Inc.(a)	210	31,991
EMCOR Group, Inc.	955	352,997
Fluor Corp.(a)	1,310	46,924
Granite Construction, Inc.	629	47,427
IES Holdings, Inc.(a)	1,022	168,742
MasTec, Inc.(a)	722	84,265
MDU Resources Group, Inc.	2,621	44,321
Northwest Pipe Co.(a)	1,083	44,728
Primoris Services Corp.	1,601	91,913
Sterling Infrastructure, Inc.(a)	824	93,285
Tutor Perini Corp.(a)	5,099	118,195
Valmont Industries, Inc.	379	108,155
WillScot Holdings Corp.(b)	1,689	46,954
		1,869,726
Construction Materials - 0.2%
Eagle Materials, Inc.	287	63,694
Knife River Corp.(a)	596	53,765
United States Lime & Minerals, Inc.	675	59,657
		177,116
Consumer Finance - 1.7%
Ally Financial, Inc.	3,264	119,038
Atlanticus Holdings Corp.(a)	2,036	104,141
Bread Financial Holdings, Inc.	1,847	92,498
Consumer Portfolio Services, Inc.(a)	3,704	32,114
Credit Acceptance Corp.(a)	185	95,525
Enova International, Inc.(a)	2,001	193,217
FirstCash Holdings, Inc.	501	60,280
LendingClub Corp.(a)	3,767	38,876
Medallion Financial Corp.	2,302	20,050
Navient Corp.	4,676	59,058
Nelnet, Inc. - Class A	475	52,692
OneMain Holdings, Inc.	3,056	149,377

The accompanying notes are an integral part of these financial statements.

20

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Finance - (Continued)
OppFi, Inc.(b)	12,418	$115,487
PROG Holdings, Inc.	2,126	56,552
Regional Management Corp.	1,540	46,369
SLM Corp.	6,455	189,583
SoFi Technologies, Inc.(a)	8,629	100,355
Upstart Holdings, Inc.(a)	454	20,898
		1,546,110
Consumer Staples Distribution & Retail - 2.8%
Albertsons Cos., Inc. - Class A	5,285	116,217
Andersons, Inc.	1,011	43,402
BJ’s Wholesale Club Holdings, Inc.(a)	2,977	339,676
Casey’s General Stores, Inc.(b)	826	358,517
Chefs’ Warehouse, Inc.(a)	1,091	59,416
Grocery Outlet Holding Corp.(a)(b)	1,608	22,480
HF Foods Group, Inc.(a)	4,122	20,198
Ingles Markets, Inc. - Class A	1,257	81,869
Maplebear, Inc.(a)(b)	1,083	43,201
Natural Grocers by Vitamin Cottage, Inc.	3,381	135,916
Performance Food Group Co.(a)	3,422	269,072
PriceSmart, Inc.	513	45,067
SpartanNash Co.	3,427	69,431
Sprouts Farmers Market, Inc.(a)	2,335	356,414
United Natural Foods, Inc.(a)	3,654	100,083
US Foods Holding Corp.(a)	4,393	287,566
Village Super Market, Inc. - Class A	2,516	95,633
Weis Markets, Inc.	1,221	94,078
		2,538,236
Containers & Packaging - 1.1%
AptarGroup, Inc.	456	67,661
Ardagh Group SA(a)(c)	1,281	0
Avery Dennison Corp.	1,106	196,835
Berry Global Group, Inc.	1,520	106,111
Crown Holdings, Inc.	660	58,912
Graphic Packaging Holding Co.	1,456	37,798
Greif, Inc. - Class A	696	38,273
Greif, Inc. - Class B	436	25,846
Myers Industries, Inc.	2,215	26,425
Packaging Corp. of America	1,112	220,198
Silgan Holdings, Inc.	890	45,497
Smurfit WestRock PLC	3,494	157,440
Sonoco Products Co.	706	33,351
TriMas Corp.	489	11,457
		1,025,804
Distributors - 0.2%
Pool Corp.(b)	540	171,909
Weyco Group, Inc.	1,087	33,132
		205,041
Diversified Consumer Services - 1.9%
ADT, Inc.	6,829	55,588
Adtalem Global Education, Inc.(a)	1,613	162,332

	Shares	Value
American Public Education, Inc.(a)	3,183	$71,045
Bright Horizons Family Solutions, Inc.(a)	231	29,346
Carriage Services, Inc.	1,047	40,571
Chegg, Inc.(a)	22,487	14,374
Duolingo, Inc.(a)	207	64,282
Frontdoor, Inc.(a)	2,598	99,815
Graham Holdings Co. - Class B	112	107,616
Grand Canyon Education, Inc.(a)	840	145,337
H&R Block, Inc.	3,807	209,042
Laureate Education, Inc.(a)	1,486	30,389
Lincoln Educational Services Corp.(a)	6,026	95,633
Nerdy, Inc.(a)	21,216	30,127
Perdoceo Education Corp.	7,071	178,048
Service Corp. International	606	48,601
Strategic Education, Inc.	342	28,714
Stride, Inc.(a)(b)	1,792	226,688
Udemy, Inc.(a)	4,685	36,356
Universal Technical Institute, Inc.(a)	1,152	29,583
		1,703,487
Diversified Financial Services - 0.0%(d)
GCI Liberty Inc SR Escrow(a)(c)	593	536
Diversified Telecommunication Services - 0.3%
AST SpaceMobile, Inc.(a)(b)	852	19,374
Frontier Communications Parent, Inc.(a)	1,173	42,064
IDT Corp. - Class B	2,771	142,180
Liberty Latin America Ltd. - Class A(a)	4,323	27,365
Liberty Latin America Ltd. - Class C(a)	3,777	23,455
Lumen Technologies, Inc.(a)	6,467	25,351
		279,789
Electric Utilities - 0.7%
ALLETE, Inc.	583	38,303
Genie Energy Ltd. - Class B	4,291	64,580
Hawaiian Electric Industries, Inc.(a)	6,631	72,610
IDACORP, Inc.	265	30,798
MGE Energy, Inc.	214	19,893
NRG Energy, Inc.	2,640	252,014
OGE Energy Corp.	972	44,673
Otter Tail Corp.	194	15,592
Pinnacle West Capital Corp.	568	54,102
PNM Resources, Inc.	419	22,408
Portland General Electric Co.	456	20,338
		635,311
Electrical Equipment - 1.2%
Acuity Brands, Inc.	856	225,428
Allient, Inc.	1,116	24,530
Array Technologies, Inc.(a)	1,857	9,044
Atkore, Inc.	1,142	68,509
Bloom Energy Corp. - Class A(a)(b)	814	16,003
EnerSys	734	67,220
Enovix Corp.(a)	1,477	10,841

The accompanying notes are an integral part of these financial statements.

21

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electrical Equipment - (Continued)
Generac Holdings, Inc.(a)	365	$46,227
LSI Industries, Inc.	4,811	81,787
NEXTracker, Inc. - Class A(a)	688	28,992
nVent Electric PLC	1,369	71,763
Powell Industries, Inc.(b)	451	76,819
Preformed Line Products Co.	838	117,395
Regal Rexnord Corp.(b)	728	82,883
Sensata Technologies Holding PLC	1,250	30,337
Thermon Group Holdings, Inc.(a)	2,001	55,728
Vicor Corp.(a)	849	39,716
		1,053,222
Electronic Equipment, Instruments & Components - 2.0%
Advanced Energy Industries, Inc.	175	16,679
Arlo Technologies, Inc.(a)	3,654	36,065
Arrow Electronics, Inc.(a)	844	87,633
Avnet, Inc.	1,446	69,538
Badger Meter, Inc.	525	99,881
Belden, Inc.	1,016	101,854
Benchmark Electronics, Inc.	1,066	40,540
Cognex Corp.	1,175	35,050
Coherent Corp.(a)	1,329	86,305
Crane NXT Co.(b)	530	27,242
CTS Corp.	365	15,166
ePlus, Inc.(a)	896	54,683
Fabrinet(a)	284	56,093
FARO Technologies, Inc.(a)	694	18,946
Insight Enterprises, Inc.(a)	582	87,294
Itron, Inc.(a)	409	42,847
Jabil, Inc.	1,415	192,539
Knowles Corp.(a)	2,685	40,812
Littelfuse, Inc.	216	42,496
Mirion Technologies, Inc.(a)	1,212	17,574
Napco Security Technologies, Inc.	2,553	58,770
Novanta, Inc.(a)	325	41,558
OSI Systems, Inc.(a)	231	44,893
PC Connection, Inc.	1,217	75,965
Plexus Corp.(a)	272	34,851
Sanmina Corp.(a)	883	67,267
ScanSource, Inc.(a)	1,282	43,601
TD SYNNEX Corp.(b)	807	83,896
TTM Technologies, Inc.(a)	2,736	56,115
Vontier Corp.	2,979	97,860
		1,774,013
Energy Equipment & Services - 0.8%
Archrock, Inc.	2,195	57,597
Cactus, Inc. - Class A	342	15,674
ChampionX Corp.	2,060	61,388
Helix Energy Solutions Group, Inc.(a)	6,932	57,605
Helmerich & Payne, Inc.	736	19,224
Liberty Energy, Inc.	3,150	49,864

	Shares	Value
Nabors Industries Ltd.(a)	346	$14,432
Noble Corp. PLC	990	23,463
NOV, Inc.	1,889	28,751
Oceaneering International, Inc.(a)	1,668	36,379
Oil States International, Inc.(a)	4,821	24,828
Patterson-UTI Energy, Inc.	3,092	25,416
ProPetro Holding Corp.(a)	4,112	30,223
RPC, Inc.	5,324	29,282
Seadrill Ltd.(a)	368	9,200
TechnipFMC PLC	4,446	140,894
TETRA Technologies, Inc.(a)	9,166	30,798
Tidewater, Inc.(a)	440	18,599
Valaris Ltd.(a)	597	23,438
Weatherford International PLC	822	44,018
		741,073
Entertainment - 0.3%
Cinemark Holdings, Inc.(b)	713	17,747
Liberty Media Corp.-Liberty Live - Class C(a)	430	29,300
LiveOne, Inc.(a)	12,508	8,743
Madison Square Garden Sports Corp.(a)	88	17,135
Marcus Corp.	2,888	48,201
Playstudios, Inc.(a)	19,324	24,541
Playtika Holding Corp.	5,451	28,182
Roku, Inc.(a)	679	47,829
TKO Group Holdings, Inc.	550	84,045
		305,723
Financial Services - 3.1%
Affirm Holdings, Inc.(a)	1,067	48,218
Alerus Financial Corp.	1,052	19,420
Banco Latinoamericano de Comercio Exterior SA	2,010	73,566
Cass Information Systems, Inc.	625	27,031
Corebridge Financial, Inc.	3,703	116,904
Enact Holdings, Inc.	1,805	62,724
Equitable Holdings, Inc.	3,640	189,608
Essent Group Ltd.	2,098	121,096
Euronet Worldwide, Inc.(a)	826	88,258
EVERTEC, Inc.	1,334	49,051
Federal Agricultural Mortgage Corp. - Class C	586	109,881
International Money Express, Inc.(a)	2,102	26,527
Jack Henry & Associates, Inc.	1,025	187,165
Jackson Financial, Inc. - Class A	1,038	86,964
Merchants Bancorp	2,008	74,296
MGIC Investment Corp.	7,781	192,813
Mr Cooper Group, Inc.(a)	2,350	281,060
NCR Atleos Corp.(a)	1,734	45,743
NMI Holdings, Inc.(a)	2,749	99,101
Pagseguro Digital Ltd. - Class A(a)	3,200	24,416
Payoneer Global, Inc.(a)	2,005	14,656
Paysign, Inc.(a)	7,030	14,904
PennyMac Financial Services, Inc.	780	78,086

The accompanying notes are an integral part of these financial statements.

22

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financial Services - (Continued)
Radian Group, Inc.(b)	4,194	$138,696
Sezzle, Inc.(a)	1,872	65,314
Shift4 Payments, Inc. - Class A(a)(b)	608	49,680
Toast, Inc. - Class A(a)	4,322	143,361
Velocity Financial, Inc.(a)	2,069	38,711
Voya Financial, Inc.	2,295	155,509
Waterstone Financial, Inc.	1,034	13,907
Western Union Co.	8,335	88,184
WEX, Inc.(a)(b)	422	66,262
		2,791,112
Food Products - 1.0%
Cal-Maine Foods, Inc.	1,132	102,899
Darling International, Inc.(a)	1,901	59,387
Flowers Foods, Inc.(b)	3,981	75,679
Fresh Del Monte Produce, Inc.	1,579	48,681
Freshpet, Inc.(a)	267	22,206
Ingredion, Inc.	813	109,926
J&J Snack Foods Corp.	160	21,075
John B. Sanfilippo & Son, Inc.	383	27,139
Lancaster Colony Corp.	231	40,425
Lifeway Foods, Inc.(a)	2,258	55,208
Mama’s Creations, Inc.(a)	4,285	27,895
Pilgrim’s Pride Corp.(a)	938	51,130
Post Holdings, Inc.(a)	749	87,154
Seaboard Corp.	8	21,577
Simply Good Foods Co.(a)	929	32,041
TreeHouse Foods, Inc.(a)	488	13,220
Vital Farms, Inc.(a)(b)	2,978	90,740
WK Kellogg Co.	1,133	22,581
		908,963
Gas Utilities - 0.4%
Brookfield Infrastructure Corp. - Class A	2,146	77,664
National Fuel Gas Co.	461	36,507
New Jersey Resources Corp.	438	21,488
ONE Gas, Inc.	297	22,450
Southwest Gas Holdings, Inc.	1,258	90,324
Spire, Inc.	243	19,015
UGI Corp.	2,527	83,568
		351,016
Ground Transportation - 0.5%
ArcBest Corp.(b)	510	35,996
Knight-Swift Transportation Holdings, Inc.	877	38,141
Landstar System, Inc.	856	128,571
Lyft, Inc. - Class A(a)	3,994	47,409
RXO, Inc.(a)	548	10,467
Ryder System, Inc.	507	72,912
Saia, Inc.(a)	85	29,701
XPO, Inc.(a)	614	66,054
		429,251

	Shares	Value
Health Care Equipment & Supplies - 2.2%
Alphatec Holdings, Inc.(a)	3,514	$35,632
AngioDynamics, Inc.(a)	4,290	40,283
AtriCure, Inc.(a)	1,353	43,648
Avanos Medical, Inc.(a)	2,422	34,707
Cerus Corp.(a)	24,366	33,869
CONMED Corp.	285	17,211
Dentsply Sirona, Inc.	3,124	46,673
Embecta Corp.	3,004	38,301
Envista Holdings Corp.(a)	2,866	49,467
Glaukos Corp.(a)	340	33,463
Globus Medical, Inc. - Class A(a)	549	40,187
Haemonetics Corp.(a)	626	39,782
ICU Medical, Inc.(a)	242	33,604
Inmode Ltd.(a)	2,669	47,348
Inogen, Inc.(a)	3,347	23,864
Inspire Medical Systems, Inc.(a)(b)	477	75,977
Integer Holdings Corp.(a)(b)	386	45,552
Integra LifeSciences Holdings Corp.(a)	1,044	22,958
iRadimed Corp.	1,234	64,760
iRhythm Technologies, Inc.(a)	580	60,714
Lantheus Holdings, Inc.(a)	1,267	123,659
LeMaitre Vascular, Inc.	797	66,868
LivaNova PLC(a)	744	29,224
Masimo Corp.(a)	591	98,461
Merit Medical Systems, Inc.(a)	534	56,449
Novocure Ltd.(a)	1,415	25,215
Omnicell, Inc.(a)	1,461	51,077
OraSure Technologies, Inc.(a)	9,244	31,152
Orthofix Medical, Inc.(a)	3,139	51,197
Penumbra, Inc.(a)	474	126,752
PROCEPT BioRobotics Corp.(a)	299	17,420
RxSight, Inc.(a)	489	12,347
Sanara Medtech, Inc.(a)	1,710	52,788
Semler Scientific, Inc.(a)(b)	1,140	41,268
SI-BONE, Inc.(a)	2,829	39,691
STAAR Surgical Co.(a)	1,258	22,179
SurModics, Inc.(a)	1,118	34,132
Tactile Systems Technology, Inc.(a)	7,025	92,870
Tandem Diabetes Care, Inc.(a)	1,260	24,142
Teleflex, Inc.	189	26,118
UFP Technologies, Inc.(a)(b)	100	20,171
Varex Imaging Corp.(a)	2,541	29,476
Zimvie, Inc.(a)	4,647	50,188
Zynex, Inc.(a)(b)	10,057	22,125
		1,972,969
Health Care Providers & Services - 2.7%
AdaptHealth Corp.(a)	2,968	32,173
Addus HomeCare Corp.(a)	539	53,302
AirSculpt Technologies, Inc.(a)(b)	6,568	15,336
Amedisys, Inc.(a)	846	78,365
AMN Healthcare Services, Inc.(a)	1,804	44,126
Astrana Health, Inc.(a)	359	11,133
Chemed Corp.	258	158,753

The accompanying notes are an integral part of these financial statements.

23

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care Providers & Services - (Continued)
Concentra Group Holdings Parent, Inc.	692	$15,016
CorVel Corp.(a)	1,068	119,584
Cross Country Healthcare, Inc.(a)	5,938	88,417
DaVita, Inc.(a)	998	152,664
DocGo, Inc.(a)	11,412	30,128
Encompass Health Corp.	804	81,429
Enhabit, Inc.(a)	6,067	53,329
Guardant Health, Inc.(a)	401	17,083
HealthEquity, Inc.(a)(b)	553	48,869
Henry Schein, Inc.(a)	2,802	191,909
Hims & Hers Health, Inc.(a)(b)	864	25,531
InfuSystem Holdings, Inc.(a)	5,288	28,449
Innovage Holding Corp.(a)	6,601	19,671
Joint Corp.(a)	4,771	59,590
National HealthCare Corp.	707	65,610
National Research Corp.	2,032	26,010
OPKO Health, Inc.(a)	13,314	22,101
Option Care Health, Inc.(a)	2,397	83,775
Owens & Minor, Inc.(a)	5,565	50,252
Patterson Cos., Inc.	2,306	72,039
Pediatrix Medical Group, Inc.(a)	5,087	73,711
Pennant Group, Inc.(a)	1,057	26,583
Premier, Inc. - Class A(b)	1,671	32,217
Progyny, Inc.(a)	1,357	30,315
RadNet, Inc.(a)	591	29,384
Select Medical Holdings Corp.	1,778	29,693
Surgery Partners, Inc.(a)	926	21,992
Talkspace, Inc.(a)	13,223	33,851
Tenet Healthcare Corp.(a)	1,554	209,013
The Ensign Group, Inc.(b)	692	89,545
Universal Health Services, Inc. - Class B	908	170,613
Viemed Healthcare, Inc.(a)	8,412	61,239
		2,452,800
Health Care Technology - 0.3%
Doximity, Inc. - Class A(a)	381	22,109
Evolent Health, Inc. - Class A(a)	2,437	23,078
HealthStream, Inc.	1,338	43,057
LifeMD, Inc.(a)	5,445	29,621
Phreesia, Inc.(a)	2,249	57,485
Teladoc Health, Inc.(a)	7,729	61,523
		236,873
Hotels, Restaurants & Leisure - 2.0%
Aramark(b)	2,037	70,317
Biglari Holdings, Inc. - Class B(a)	327	70,809
BJ’s Restaurants, Inc.(a)	731	25,044
Boyd Gaming Corp.	1,258	82,814
Brinker International, Inc.(a)	1,010	150,541
Caesars Entertainment, Inc.(a)	1,574	39,350
Cava Group, Inc.(a)(b)	395	34,132
Choice Hotels International, Inc.(b)	274	36,382

	Shares	Value
Churchill Downs, Inc.	209	$23,214
Dine Brands Global, Inc.	671	15,614
Dutch Bros, Inc. - Class A(a)	569	35,130
El Pollo Loco Holdings, Inc.(a)	2,515	25,905
Everi Holdings, Inc.(a)	2,832	38,713
Golden Entertainment, Inc.	429	11,321
Hilton Grand Vacations, Inc.(a)	1,145	42,834
Hyatt Hotels Corp. - Class A(b)	287	35,158
Inspired Entertainment, Inc.(a)	4,266	36,432
International Game Technology PLC	3,100	50,406
Life Time Group Holdings, Inc.(a)	577	17,425
Light & Wonder, Inc.(a)	1,433	124,112
Marriott Vacations Worldwide Corp.	455	29,229
Nathan’s Famous, Inc.	681	65,631
Norwegian Cruise Line Holdings, Ltd.(a)	2,692	51,040
Papa John’s International, Inc.	858	35,247
Penn Entertainment, Inc.(a)	2,241	36,551
Planet Fitness, Inc. - Class A(a)	461	44,537
PlayAGS, Inc.(a)	3,399	41,162
Potbelly Corp.(a)	3,546	33,723
RCI Hospitality Holdings, Inc.	466	20,010
Red Rock Resorts, Inc. - Class A	710	30,793
Rush Street Interactive, Inc.(a)	3,914	41,958
Shake Shack, Inc. - Class A(a)	185	16,311
Target Hospitality Corp.(a)	8,027	52,818
Texas Roadhouse, Inc.	563	93,813
Travel + Leisure Co.	790	36,569
United Parks & Resorts, Inc.(a)(b)	777	35,322
Wingstop, Inc.	614	138,506
Wyndham Hotels & Resorts, Inc.	202	18,283
Wynn Resorts Ltd.	558	46,593
		1,833,749
Household Durables - 2.1%
Cavco Industries, Inc.(a)	285	148,095
Champion Homes, Inc.(a)	1,396	132,285
Cricut, Inc. - Class A	2,995	15,424
Ethan Allen Interiors, Inc.	2,485	68,835
GoPro, Inc. - Class A(a)	19,636	13,017
Green Brick Partners, Inc.(a)	2,156	125,716
Helen of Troy, Ltd.(a)	358	19,149
Hovnanian Enterprises, Inc. - Class A(a)	444	46,491
Installed Building Products, Inc.(b)	635	108,877
KB Home	1,178	68,465
Landsea Homes Corp.(a)	2,873	18,445
La-Z-Boy, Inc.	2,098	82,011
Lovesac Co.(a)	2,179	39,614
M/I Homes, Inc.(a)	626	71,477
Meritage Homes Corp.	372	26,367
Mohawk Industries, Inc.(a)	686	78,328
Purple Innovation, Inc.(a)	12,799	9,717
SharkNinja, Inc.(a)	360	30,028
Sonos, Inc.(a)	3,326	35,488
Taylor Morrison Home Corp.(a)	1,544	92,702

The accompanying notes are an integral part of these financial statements.

24

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Household Durables - (Continued)
Tempur Sealy International, Inc.(b)	3,415	$204,490
Toll Brothers, Inc.	1,302	137,478
TopBuild Corp.(a)	528	161,014
Tri Pointe Homes, Inc.(a)	3,387	108,113
Worthington Enterprises, Inc.	570	28,551
		1,870,177
Household Products - 0.2%
Central Garden & Pet Co.(a)	537	19,686
Central Garden & Pet Co. - Class A(a)	1,246	40,782
Energizer Holdings, Inc.	597	17,862
Spectrum Brands Holdings, Inc.	245	17,530
WD-40 Co.	438	106,872
		202,732
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	490	13,681
Clearway Energy, Inc. - Class A	803	22,853
Clearway Energy, Inc. - Class C	608	18,404
Sunnova Energy International, Inc.(a)(b)	52,840	19,657
		74,595
Insurance - 4.2%
American Coastal Insurance Corp.	2,559	29,608
American Financial Group, Inc.	1,296	170,217
AMERISAFE, Inc.	619	32,528
Assurant, Inc.	653	136,967
Assured Guaranty, Ltd.	1,023	90,126
Axis Capital Holdings Ltd.	1,392	139,534
Baldwin Insurance Group, Inc.(a)	413	18,457
CNO Financial Group, Inc.	2,995	124,742
Donegal Group, Inc. - Class A	2,200	43,186
Employers Holdings, Inc.	662	33,524
Enstar Group Ltd.(a)	170	56,505
Everest Group Ltd.	667	242,341
First American Financial Corp.	1,488	97,657
Genworth Financial, Inc.(a)	11,950	84,726
Globe Life, Inc.	1,448	190,731
Goosehead Insurance, Inc. - Class A	435	51,356
Greenlight Capital Re Ltd. - Class A(a)	3,853	52,208
HCI Group, Inc.	301	44,918
Horace Mann Educators Corp.	402	17,177
Investors Title Co.	249	60,029
Kemper Corp.	312	20,857
Kinsale Capital Group, Inc.(b)	353	171,809
Lincoln National Corp.	3,236	116,205
MBIA, Inc.(a)	7,109	35,403
Mercury General Corp.	350	19,565
Old Republic International Corp.	5,023	197,002
Oscar Health, Inc. - Class A(a)	1,166	15,286
Palomar Holdings, Inc.(a)	222	30,432
Primerica, Inc.	709	201,732
ProAssurance Corp.(a)	946	22,089

	Shares	Value
Reinsurance Group of America, Inc.	908	$178,785
RenaissanceRe Holdings Ltd.	897	215,280
RLI Corp.(b)	1,560	125,315
Ryan Specialty Holdings, Inc.(b)	1,172	86,576
Safety Insurance Group, Inc.	338	26,661
Selective Insurance Group, Inc.	885	81,013
Stewart Information Services Corp.	1,050	74,917
The Hanover Insurance Group, Inc.	214	37,225
Tiptree, Inc.	2,443	58,852
United Fire Group, Inc.(b)	757	22,301
Universal Insurance Holdings, Inc.	1,006	23,842
Unum Group	3,551	289,264
White Mountains Insurance Group Ltd.	26	50,071
		3,817,019
Interactive Media & Services - 0.7%
Cargurus, Inc.(a)	3,229	94,061
Cars.com, Inc.(a)	5,388	60,723
EverQuote, Inc. - Class A(a)	5,382	140,954
IAC, Inc.(a)	614	28,207
Match Group, Inc.	2,589	80,777
MediaAlpha, Inc. - Class A(a)	1,795	16,586
Shutterstock, Inc.	931	17,344
TripAdvisor, Inc.(a)	2,363	33,484
TrueCar, Inc.(a)	18,058	28,532
Yelp, Inc.(a)	2,787	103,202
Ziff Davis, Inc.(a)	743	27,922
		631,792
IT Services - 1.1%
Amdocs Ltd.	1,967	179,981
ASGN, Inc.(a)	1,298	81,800
Backblaze, Inc. - Class A(a)	4,464	21,561
BigCommerce Holdings, Inc.(a)	4,945	28,483
Couchbase, Inc.(a)	2,156	33,957
DigitalOcean Holdings, Inc.(a)	409	13,657
DXC Technology Co.(a)	4,873	83,085
Globant SA(a)	352	41,437
Grid Dynamics Holdings, Inc.(a)	2,236	34,993
Information Services Group, Inc.	24,035	93,977
Kyndryl Holdings, Inc.(a)	3,201	100,511
Rackspace Technology, Inc.(a)	28,448	48,077
The Hackett Group, Inc.	4,254	124,302
Unisys Corp.(a)	19,576	89,854
		975,675
Leisure Products - 0.7%
Acushnet Holdings Corp.(b)	1,131	77,654
Brunswick Corp.(b)	1,021	54,981
Clarus Corp.	2,541	9,529
Funko, Inc. - Class A(a)	2,813	19,297
Hasbro, Inc.	799	49,131
JAKKS Pacific, Inc.	1,932	47,662
Johnson Outdoors, Inc. - Class A	509	12,644
Marine Products Corp.	1,583	13,281
Mattel, Inc.(a)	6,336	123,109

The accompanying notes are an integral part of these financial statements.

25

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Leisure Products - (Continued)
Peloton Interactive, Inc. - Class A(a)	6,306	$39,854
Polaris, Inc.(b)	784	32,097
Smith & Wesson Brands, Inc.	3,269	30,467
Sturm Ruger & Co., Inc.	817	32,100
YETI Holdings, Inc.(a)	1,720	56,932
		598,738
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. - Class A(a)	1,974	17,233
Azenta, Inc.(a)	544	18,844
Bio-Rad Laboratories, Inc. - Class A(a)	263	64,056
Bio-Techne Corp.	1,517	88,942
Bruker Corp.	1,583	66,074
Charles River Laboratories International, Inc.(a)	503	75,712
ChromaDex Corp.(a)	13,763	94,965
Codexis, Inc.(a)	13,400	36,046
Cytek Biosciences, Inc.(a)	5,182	20,780
Fortrea Holdings, Inc.(a)	6,021	45,458
Harvard Bioscience, Inc.(a)	44,685	25,292
Medpace Holdings, Inc.(a)	446	135,892
Mesa Laboratories, Inc.(b)	620	73,569
QIAGEN NV	1,667	66,930
Repligen Corp.(a)	123	15,650
		845,443
Machinery - 3.7%
AGCO Corp.	926	85,720
Alamo Group, Inc.	225	40,097
Allison Transmission Holdings, Inc.	1,469	140,539
Astec Industries, Inc.	506	17,432
Atmus Filtration Technologies, Inc.	927	34,049
Blue Bird Corp.(a)	909	29,424
Chart Industries, Inc.(a)(b)	210	30,316
Columbus McKinnon Corp.	998	16,896
Crane Co.	734	112,434
Donaldson Co., Inc.	1,863	124,933
Energy Recovery, Inc.(a)	2,190	34,799
Enerpac Tool Group Corp.	986	44,232
Enpro, Inc.	178	28,799
Esab Corp.	1,068	124,422
ESCO Technologies, Inc.	113	17,981
Federal Signal Corp.	753	55,383
Flowserve Corp.	1,122	54,798
Franklin Electric Co., Inc.	799	75,010
Gates Industrial Corp. PLC(a)	3,873	71,302
Graco, Inc.	1,747	145,892
ITT, Inc.	640	82,662
John Bean Technologies Corp.	146	17,841
Kadant, Inc.(b)	293	98,715
Kennametal, Inc.	1,046	22,280
Lincoln Electric Holdings, Inc.(b)	734	138,843
Lindsay Corp.	154	19,484

	Shares	Value
Manitowoc Co., Inc.(a)	2,113	$18,151
Middleby Corp.(a)	514	78,118
Mueller Industries, Inc.	3,135	238,699
Mueller Water Products, Inc. - Class A	1,838	46,722
Nordson Corp.	421	84,924
Omega Flex, Inc.	828	28,798
Oshkosh Corp.	318	29,917
Pentair PLC	1,428	124,921
Proto Labs, Inc.(a)	1,071	37,528
RBC Bearings, Inc.(a)	143	46,013
REV Group, Inc.(b)	1,558	49,233
Shyft Group, Inc.	2,159	17,466
Snap-on, Inc.	955	321,844
SPX Technologies, Inc.(a)	526	67,738
Standex International Corp.	76	12,266
Tennant Co.	686	54,708
Terex Corp.(b)	1,738	65,662
Timken Co.(b)	970	69,714
Titan International, Inc.(a)	4,666	39,148
Toro Co.(b)	1,184	86,136
Wabash National Corp.	1,575	17,404
Watts Water Technologies, Inc. - Class A	510	103,999
		3,303,392
Marine - 0.0%(d)
Costamere, Inc.	1,812	17,830
Marine Transportation - 0.3%
Genco Shipping & Trading Ltd.	1,304	17,421
Golden Ocean Group Ltd.	1,577	12,584
Kirby Corp.(a)	747	75,454
Matson, Inc.	927	118,814
Safe Bulkers, Inc.	7,050	26,015
		250,288
Media - 1.0%
AMC Networks, Inc. - Class A(a)	2,001	13,767
EchoStar Corp. - Class A(a)(b)	1,814	46,402
Entravision Communications Corp. - Class A	7,233	15,189
Gambling.com Group Ltd.(a)	2,882	36,371
Gannett Co., Inc.(a)	11,078	32,015
Gray Television, Inc.	7,102	30,681
Interpublic Group of Cos., Inc.	2,589	70,317
John Wiley & Sons, Inc. - Class A	870	38,767
Liberty Broadband Corp. - Class C(a)	276	23,474
New York Times Co. - Class A	2,353	116,709
News Corp. - Class A	5,686	154,773
News Corp. - Class B	2,667	80,997
Nexstar Media Group, Inc.	543	97,316
Paramount Global - Class B	2,954	35,330
Scholastic Corp.	1,467	27,697
Sinclair, Inc.	1,227	19,546
TEGNA, Inc.	3,522	64,171
Thryv Holdings, Inc.(a)	2,391	30,629
		934,151

The accompanying notes are an integral part of these financial statements.

26

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Metals & Mining - 0.0%(d)
MP Materials Corp.(a)	708	$17,282
Metals & Mining - 1.3%
Alcoa Corp.	952	29,036
Alpha Metallurgical Resources, Inc.(a)	598	74,900
ATI, Inc.(a)	1,039	54,059
Carpenter Technology Corp.	447	80,987
Cleveland-Cliffs, Inc.(a)(b)	4,449	36,571
Coeur Mining, Inc.(a)	2,885	17,079
Commercial Metals Co.	1,619	74,490
Constellium SE(a)	1,797	18,132
Metallus, Inc.(a)	2,185	29,192
Olympic Steel, Inc.	2,390	75,333
Reliance, Inc.	893	257,854
Royal Gold, Inc.	283	46,273
Ryerson Holding Corp.	4,122	94,641
SSR Mining, Inc.(a)(b)	5,509	55,255
SunCoke Energy, Inc.	6,980	64,216
United States Steel Corp.(b)	2,554	107,932
Worthington Steel, Inc.	570	14,438
		1,130,388
Multi-Utilities - 0.2%
Black Hills Corp.	625	37,906
NiSource, Inc.	2,844	114,016
		151,922
Oil, Gas & Consumable Fuels - 2.2%
Altus Midstream Co.	364	18,906
Amplify Energy Corp.(a)	3,973	14,859
Antero Midstream Corp.	2,675	48,150
Antero Resources Corp.(a)	1,267	51,237
APA Corp.	4,787	100,623
Berry Corp.	3,275	10,513
California Resources Corp.	510	22,425
Chesapeake Energy Corp.	1,053	117,220
Chord Energy Corp.	617	69,548
Civitas Resources, Inc.	657	22,923
CNX Resources Corp.(a)	2,890	90,977
Core Natural Resources, Inc.	776	59,830
DHT Holdings, Inc.	1,922	20,181
Dorian LPG, Ltd.	1,355	30,271
DT Midstream, Inc.	553	53,353
EQT Corp.	3,685	196,890
Golar LNG, Ltd.	585	22,224
Gulfport Energy Corp.(a)	337	62,055
HF Sinclair Corp.	2,157	70,922
International Seaways, Inc.	328	10,890
Magnolia Oil & Gas Corp. - Class A	2,659	67,166
Matador Resources Co.	1,076	54,973
Murphy Oil Corp.	2,140	60,776
Northern Oil & Gas, Inc.	1,224	37,001
Ovintiv, Inc.	2,551	109,183

	Shares	Value
Par Pacific Holdings, Inc.(a)	1,042	$14,859
PBF Energy, Inc. - Class A	1,407	26,860
Peabody Energy Corp.(b)	1,963	26,599
Permian Resources Corp.	1,424	19,722
Range Resources Corp.	994	39,690
REX American Resources Corp.(a)	469	17,620
Scorpio Tankers, Inc.	746	28,035
Sitio Royalties Corp. - Class A	575	11,425
Teekay Corp. Ltd.	8,927	58,650
Teekay Tankers Ltd. - Class A	402	15,385
Texas Pacific Land Corp.(b)	160	211,998
VAALCO Energy, Inc.	6,919	26,015
Viper Energy, Inc.	485	21,898
World Kinect Corp.(b)	1,496	42,427
		1,984,279
Paper & Forest Products - 0.2%
Clearwater Paper Corp.(a)	1,153	29,252
Louisiana-Pacific Corp.	955	87,841
Resolute Forest Products(a)(c)	2,770	3,933
Sylvamo Corp.	522	35,010
		156,036
Passenger Airlines - 0.1%
Alaska Air Group, Inc.(a)	743	36,570
American Airlines Group, Inc.(a)	2,356	24,856
SkyWest, Inc.(a)	750	65,528
		126,954
Personal Care Products - 0.7%
Beauty Health Co.(a)	13,442	18,012
BellRing Brands, Inc.(a)	2,756	205,212
Coty, Inc. - Class A(a)	3,902	21,344
Edgewell Personal Care Co.	994	31,023
elf Beauty, Inc.(a)	1,121	70,388
Herbalife Ltd.(a)	5,057	43,642
Inter Parfums, Inc.	658	74,927
Medifast, Inc.(a)	1,580	21,298
Nature’s Sunshine Products, Inc.(a)	4,728	59,336
Nu Skin Enterprises, Inc. - Class A	2,865	20,800
The Honest Co., Inc.(a)	9,882	46,445
USANA Health Sciences, Inc.(a)	1,160	31,285
Waldencast PLC - Class A(a)	4,974	14,922
		658,634
Pharmaceuticals - 2.5%
Amneal Pharmaceuticals, Inc.(a)	23,604	197,802
Amphastar Pharmaceuticals, Inc.(a)	1,769	51,283
ANI Pharmaceuticals, Inc.(a)	1,002	67,084
Axsome Therapeutics, Inc.(a)	228	26,592
Collegium Pharmaceutical, Inc.(a)	4,593	137,101
Corcept Therapeutics, Inc.(a)(b)	3,397	388,005
Edgewise Therapeutics, Inc.(a)	744	16,368
Elanco Animal Health, Inc.(a)	8,582	90,111
Evolus, Inc.(a)	4,666	56,132
Harmony Biosciences Holdings, Inc.(a)	3,563	118,256

The accompanying notes are an integral part of these financial statements.

27

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - (Continued)
Innoviva, Inc.(a)	6,648	$120,528
Intra-Cellular Therapies, Inc.(a)	1,119	147,618
Jazz Pharmaceuticals PLC(a)	1,201	149,104
Ligand Pharmaceuticals, Inc.(a)	161	16,928
Organon & Co.	3,456	51,460
Pacira BioSciences, Inc.(a)	4,382	108,893
Perrigo Co. PLC	3,371	94,523
Phibro Animal Health Corp. - Class A	2,506	53,528
Prestige Consumer Healthcare, Inc.(a)	1,554	133,597
SIGA Technologies, Inc.(a)	13,793	75,586
Supernus Pharmaceuticals, Inc.(a)	3,648	119,472
		2,219,971
Professional Services - 2.4%
Alight, Inc. - Class A	4,212	24,977
CACI International, Inc. - Class A(a)	439	161,078
CBIZ, Inc.(a)	888	67,364
Concentrix Corp.	1,007	56,029
Conduent, Inc.(a)	7,299	19,707
CRA International, Inc.	352	60,966
CSG Systems International, Inc.	1,736	104,976
Dayforce, Inc.(a)	271	15,807
ExlService Holdings, Inc.(a)	1,187	56,038
Exponent, Inc.	177	14,348
Forrester Research, Inc.(a)	1,411	13,038
Franklin Covey Co.(a)	1,236	34,138
FTI Consulting, Inc.(a)	526	86,306
Genpact, Ltd.	3,389	170,738
Huron Consulting Group, Inc.(a)	648	92,956
IBEX Holdings Ltd.(a)	3,989	97,132
ICF International, Inc.	520	44,184
Innodata, Inc.(a)	3,424	122,922
Insperity, Inc.	705	62,907
KBR, Inc.	1,478	73,619
Kelly Services, Inc. - Class A	1,821	23,983
Kforce, Inc.	1,318	64,437
Korn Ferry	850	57,655
Legalzoom.com, Inc.(a)	5,393	46,434
ManpowerGroup, Inc.	903	52,266
Maximus, Inc.	1,068	72,827
NV5 Global, Inc.(a)	2,000	38,540
Parsons Corp.(a)	1,112	65,842
Resources Connection, Inc.	3,696	24,172
Robert Half, Inc.	2,408	131,356
Science Applications International Corp.	578	64,892
TriNet Group, Inc.	317	25,119
TrueBlue, Inc.(a)	3,068	16,291
Upwork, Inc.(a)	3,333	43,496
Verra Mobility Corp.(a)	2,139	48,149
Willdan Group, Inc.(a)	837	34,083
		2,188,772

	Shares	Value
Real Estate Management & Development - 0.5%
Anywhere Real Estate, Inc.(a)	4,807	$16,007
Compass, Inc. - Class A(a)	8,613	75,191
Cushman & Wakefield PLC(a)	4,494	45,929
eXp World Holdings, Inc.	6,875	67,238
Jones Lang LaSalle, Inc.(a)	523	129,657
Newmark Group, Inc. - Class A	1,285	15,638
Real Brokerage, Inc.(a)	8,414	34,161
Zillow Group, Inc. - Class C(a)	520	35,651
		419,472
Semiconductors & Semiconductor Equipment - 1.3%
Allegro MicroSystems, Inc.(a)	2,084	52,371
Amkor Technology, Inc.	2,893	52,248
Astera Labs, Inc.(a)	254	15,156
Axcelis Technologies, Inc.(a)(b)	848	42,120
CEVA, Inc.(a)	561	14,367
Cirrus Logic, Inc.(a)	1,392	138,720
Credo Technology Group Holding Ltd.(a)	1,130	45,381
FormFactor, Inc.(a)	1,162	32,873
Impinj, Inc.(a)	671	60,860
Lattice Semiconductor Corp.(a)	2,076	108,886
MACOM Technology Solutions Holdings, Inc.(a)	501	50,290
MaxLinear, Inc.(a)	1,969	21,383
MKS Instruments, Inc.(b)	578	46,327
NVE Corp.	310	19,759
Onto Innovation, Inc.(a)	354	42,954
PDF Solutions, Inc.(a)	904	17,275
Photronics, Inc.(a)	2,901	60,225
Power Integrations, Inc.	603	30,452
Qorvo, Inc.(a)	805	58,290
Rambus, Inc.(a)	1,739	90,037
Semtech Corp.(a)	316	10,870
SiTime Corp.(a)	100	15,287
SMART Global Holdings, Inc.(a)	2,529	43,929
Ultra Clean Holdings, Inc.(a)	1,006	21,538
Universal Display Corp.(b)	437	60,953
Veeco Instruments, Inc.(a)	1,045	20,984
		1,173,535
Software - 5.9%
8x8, Inc.(a)	39,284	78,568
A10 Networks, Inc.	7,306	119,380
ACI Worldwide, Inc.(a)	2,080	113,797
Adeia, Inc.	6,699	88,561
Agilysys, Inc.(a)	760	55,130
Alarm.com Holdings, Inc.(a)	959	53,368
American Software, Inc.	2,127	30,331
Appfolio, Inc. - Class A(a)	601	132,160
Appian Corp. - Class A(a)	1,178	33,938
Arteris, Inc.(a)	2,607	18,014
Asana, Inc. - Class A(a)	1,874	27,304

The accompanying notes are an integral part of these financial statements.

28

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
AudioEye, Inc.(a)	2,019	$22,411
Aurora Innovation, Inc.(a)(b)	4,007	26,947
AvePoint, Inc.(a)	1,121	16,187
Bentley Systems, Inc. - Class B	1,396	54,919
BILL Holdings, Inc.(a)(b)	1,023	46,945
Blackbaud, Inc.(a)	909	56,403
Box, Inc. - Class A(a)	3,874	119,552
Braze, Inc. - Class A(a)	587	21,179
C3.ai, Inc. - Class A(a)	1,019	21,450
CCC Intelligent Solutions Holdings, Inc.(a)	1,668	15,062
Cerence, Inc.(a)	8,370	66,123
Cleanspark, Inc.(a)(b)	2,066	13,884
Clearwater Analytics Holdings, Inc. - Class A(a)	1,514	40,575
CommVault Systems, Inc.(a)	1,282	202,248
Confluent, Inc. - Class A(a)	1,776	41,629
Consensus Cloud Solutions, Inc.(a)	3,542	81,749
CS Disco, Inc.(a)	4,971	20,331
Dave, Inc.(a)	1,244	102,829
Digital Turbine, Inc.(a)	7,617	20,680
Dolby Laboratories, Inc. - Class A	1,199	96,292
Domo, Inc. - Class B(a)	5,093	39,522
DoubleVerify Holdings, Inc.(a)	1,295	17,314
Dropbox, Inc. - Class A(a)	6,270	167,472
Dynatrace, Inc.(a)	2,825	133,199
eGain Corp.(a)	11,137	54,014
Elastic NV(a)	890	79,299
EverCommerce, Inc.(a)	3,066	30,905
Five9, Inc.(a)	421	11,430
Freshworks, Inc. - Class A(a)	1,890	26,668
Gen Digital, Inc.	5,804	154,038
Gitlab, Inc. - Class A(a)	785	36,895
Guidewire Software, Inc.(a)	483	90,495
Informatica, Inc. - Class A(a)(b)	1,598	27,885
Intapp, Inc.(a)	304	17,748
InterDigital, Inc.(b)	366	75,671
LiveRamp Holdings, Inc.(a)	2,275	59,469
Manhattan Associates, Inc.(a)	1,209	209,205
Mitek Systems, Inc.(a)	5,051	41,671
N-able, Inc.(a)	2,046	14,506
NCR Voyix Corp.(a)	1,408	13,728
Nutanix, Inc. - Class A(a)	3,423	238,960
OneSpan, Inc.	4,070	62,068
Ooma, Inc.(a)	6,453	84,470
Pagaya Technologies Ltd. - Class A(a)	6,179	64,756
PagerDuty, Inc.(a)	1,038	18,964
Paylocity Holding Corp.(a)	102	19,109
Pegasystems, Inc.	1,362	94,686
Procore Technologies, Inc.(a)(b)	1,205	79,554
Progress Software Corp.	1,310	67,478
PROS Holdings, Inc.(a)	695	13,226

	Shares	Value
Q2 Holdings, Inc.(a)	485	$38,805
Qualys, Inc.(a)	683	86,010
Rapid7, Inc.(a)	1,341	35,550
Red Violet, Inc.	1,974	74,203
Rimini Street, Inc.(a)	18,493	64,356
RingCentral, Inc. - Class A(a)	3,447	85,348
Sapiens International Corp. NV	1,100	29,799
SEMrush Holdings, Inc. - Class A(a)	4,580	42,731
SentinelOne, Inc. - Class A(a)	2,064	37,524
SolarWinds Corp.	2,281	42,039
SoundHound AI, Inc. - Class A(a)(b)	955	7,755
SoundThinking, Inc.(a)	5,354	90,750
Sprinklr, Inc. - Class A(a)	3,247	27,112
Sprout Social, Inc. - Class A(a)	1,428	31,402
SPS Commerce, Inc.(a)	662	87,867
Tenable Holdings, Inc.(a)	1,579	55,233
Teradata Corp.(a)	3,829	86,076
UiPath, Inc. - Class A(a)(b)	3,373	34,742
Unity Software, Inc.(a)	1,171	22,940
Varonis Systems, Inc.(a)	843	34,099
Verint Systems, Inc.(a)	2,616	46,696
WM Technology, Inc.(a)	49,882	56,367
Workiva, Inc.(a)	1,004	76,214
Xperi, Inc.(a)	4,734	36,546
Yext, Inc.(a)	15,627	96,262
Zeta Global Holdings Corp. - Class A(a)	7,266	98,527
		5,307,304
Specialty Retail - 4.4%
1-800-Flowers.com, Inc. - Class A(a)	6,701	39,536
Abercrombie & Fitch Co. - Class A(a)	1,559	119,061
Academy Sports & Outdoors, Inc.	2,579	117,628
Advance Auto Parts, Inc.(b)	795	31,172
American Eagle Outfitters, Inc.(b)	4,971	57,763
Arhaus, Inc.(a)	1,170	10,179
Asbury Automotive Group, Inc.(a)	318	70,227
AutoNation, Inc.(a)	789	127,755
BARK, Inc.(a)	48,197	66,994
Bath & Body Works, Inc.	4,192	127,101
Boot Barn Holdings, Inc.(a)	837	89,919
Build-A-Bear Workshop, Inc.	2,827	105,080
Caleres, Inc.	4,189	72,176
Camping World Holdings, Inc. - Class A	1,919	31,011
Carvana Co.(a)	826	172,700
Citi Trends, Inc.(a)	1,414	31,299
Designer Brands, Inc. - Class A(b)	4,179	15,253
Destination XL Group, Inc.(a)	9,912	14,472
Dick’s Sporting Goods, Inc.	1,059	213,452
EVgo, Inc.(a)	11,660	31,016
Five Below, Inc.(a)	515	38,586
Floor & Decor Holdings, Inc. - Class A(a)	1,440	115,877
Foot Locker, Inc.(a)	1,866	26,311
GameStop Corp. - Class A(a)	1,847	41,225
Gap, Inc.	5,586	115,127
Genesco, Inc.(a)	1,793	38,065

The accompanying notes are an integral part of these financial statements.

29

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Specialty Retail - (Continued)
Group 1 Automotive, Inc.	464	$177,225
Haverty Furniture Cos., Inc.	2,397	47,269
J Jill, Inc.(b)	1,770	34,568
Lands’ End, Inc.(a)	3,825	38,938
Lithia Motors, Inc.	238	69,862
MarineMax, Inc.(a)	1,023	21,994
Monro, Inc.	794	11,489
Murphy USA, Inc.	563	264,503
National Vision Holdings, Inc.(a)	2,980	38,084
ODP Corp.(a)	2,017	28,904
Penske Automotive Group, Inc.	705	101,506
Petco Health & Wellness Co., Inc.(a)	5,493	16,754
RealReal, Inc.(a)	11,943	64,373
Revolve Group, Inc.(a)	3,524	75,731
RH(a)(b)	241	56,493
Sally Beauty Holdings, Inc.(a)(b)	5,338	48,202
Shoe Carnival, Inc.(b)	2,422	53,260
Signet Jewelers Ltd.	1,961	113,856
Sleep Number Corp.(a)	3,665	23,236
Sonic Automotive, Inc. - Class A	1,367	77,864
Stitch Fix, Inc. - Class A(a)	15,097	49,065
The Buckle, Inc.	1,628	62,385
Tile Shop Holdings, Inc.(a)	5,677	36,787
Tilly’s, Inc. - Class A(a)	4,339	9,546
Torrid Holdings, Inc.(a)(b)	9,247	50,674
Upbound Group, Inc.	2,702	64,740
Urban Outfitters, Inc.(a)	2,024	106,058
Valvoline, Inc.(a)	440	15,316
Victoria’s Secret & Co.(a)	2,718	50,500
Warby Parker, Inc. - Class A(a)	2,839	51,755
Wayfair, Inc. - Class A(a)(b)	1,526	48,878
Winmark Corp.(b)	330	104,897
Zumiez, Inc.(a)	2,120	31,567
		3,965,264
Technology Hardware, Storage & Peripherals - 0.4%
CPI Card Group, Inc.(a)	1,798	52,448
IonQ, Inc.(a)	909	20,062
Pure Storage, Inc. - Class A(a)	5,014	221,970
Turtle Beach Corp.(a)	2,153	30,723
Xerox Holdings Corp.(b)	2,946	14,229
		339,432
Textiles, Apparel & Luxury Goods - 1.9%
Capri Holdings Ltd.(a)	2,615	51,594
Carter’s, Inc.	737	30,143
Columbia Sportswear Co.	588	44,506
Crocs, Inc.(a)	1,334	141,671
Figs, Inc. - Class A(a)	8,515	39,084
G-III Apparel Group, Ltd.(a)	2,482	67,883
Hanesbrands, Inc.(a)	5,673	32,733

	Shares	Value
Kontoor Brands, Inc.	2,060	$132,108
Movado Group, Inc.	1,895	31,684
Oxford Industries, Inc.	970	56,910
PVH Corp.	1,411	91,207
Ralph Lauren Corp.	996	219,857
Rocky Brands, Inc.	830	14,417
Skechers USA, Inc. - Class A(a)	2,516	142,858
Steven Madden, Ltd.	1,971	52,507
Superior Group of Cos., Inc.	961	10,513
Tapestry, Inc.	4,547	320,154
Under Armour, Inc. - Class A(a)	6,655	41,594
Under Armour, Inc. - Class C(a)	7,580	45,101
Vera Bradley, Inc.(a)	6,063	13,642
VF Corp.(b)	4,076	63,260
Wolverine World Wide, Inc.(b)	2,333	32,452
		1,675,878
Thrifts & Mortgage Finance - 0.0%(d)
FS Bancorp, Inc.	494	18,777
Tobacco - 0.1%
Turning Point Brands, Inc.	990	58,845
Universal Corp.	217	12,163
		71,008
Trading Companies & Distributors - 2.8%
Air Lease Corp.(b)	397	19,179
Alta Equipment Group, Inc.	2,166	10,158
Applied Industrial Technologies, Inc.	878	197,848
Beacon Roofing Supply, Inc.(a)	1,572	194,456
BlueLinx Holdings, Inc.(a)	1,174	88,026
Boise Cascade Co.	1,286	126,144
Core & Main, Inc. - Class A(a)	2,449	118,311
DNOW, Inc.(a)	6,286	107,365
DXP Enterprises, Inc.(a)	2,072	170,443
FTAI Aviation Ltd.	803	89,157
GATX Corp.	143	22,204
Global Industrial Co.	2,319	51,946
GMS, Inc.(a)	2,224	162,730
H&E Equipment Services, Inc.	773	73,273
Hudson Technologies, Inc.(a)	9,305	57,412
Karat Packaging, Inc.	3,893	103,476
MRC Global, Inc.(a)	4,114	47,229
MSC Industrial Direct Co., Inc. - Class A(b)	1,485	115,340
Rush Enterprises, Inc. - Class A(b)	2,159	115,312
Rush Enterprises, Inc. - Class B	1,334	75,398
SiteOne Landscape Supply, Inc.(a)	1,014	123,140
Titan Machinery, Inc.(a)	883	15,046
Watsco, Inc.(b)	519	263,808
WESCO International, Inc.	988	153,436
Xometry, Inc. - Class A(a)	1,003	24,995
		2,525,832

The accompanying notes are an integral part of these financial statements.

30

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Water Utilities - 0.1%
Consolidated Water Co., Ltd. - Ordinary Shares	2,147	$52,580
Essential Utilities, Inc.	843	33,324
		85,904
Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	1,576	61,054
TOTAL COMMON STOCKS (Cost $55,956,780)		82,548,210
REAL ESTATE INVESTMENT TRUSTS - 4.6%
Acadia Realty Trust	2,287	47,913
AGNC Investment Corp.(b)	7,189	68,871
Agree Realty Corp.	426	32,883
Alpine Income Property Trust, Inc.	1,209	20,214
American Assets Trust, Inc.	1,517	30,552
American Healthcare REIT, Inc.(b)	616	18,665
American Homes 4 Rent - Class A	1,957	73,994
Americold Realty Trust, Inc.	2,436	52,277
Angel Oak Mortgage REIT, Inc.	2,178	20,756
Annaly Capital Management, Inc.(b)	4,478	90,948
Apple Hospitality REIT, Inc.	4,194	54,145
Arbor Realty Trust, Inc.(b)	4,100	48,175
Armada Hoffler Properties, Inc.	2,372	17,814
ARMOUR Residential REIT, Inc.	1,078	18,434
Braemar Hotels & Resorts, Inc.	15,405	38,358
Brandywine Realty Trust	9,291	41,438
Brixmor Property Group, Inc.	3,226	85,650
Broadstone Net Lease, Inc.(b)	1,219	20,772
BXP, Inc.(b)	1,332	89,497
Camden Property Trust	904	110,559
CareTrust REIT, Inc.	736	21,035
CBL & Associates Properties, Inc.	1,596	42,422
Chatham Lodging Trust	5,716	40,755
Chimera Investment Corp.	2,095	26,879
City Office REIT, Inc.	8,788	45,610
COPT Defense Properties	1,923	52,440
CoreCivic, Inc.(a)	3,695	74,972
Cousins Properties, Inc.	2,150	63,425
CubeSmart	1,052	44,931
Curbline Properties Corp.	1,658	40,107
DiamondRock Hospitality Co.	5,323	41,094
Diversified Healthcare Trust	22,321	53,570
Douglas Emmett, Inc.	2,470	39,520
Easterly Government Properties, Inc.	1,798	19,059
EastGroup Properties, Inc.(b)	104	18,320
Empire State Realty Trust, Inc. - Class A	5,645	44,144
EPR Properties(b)	860	45,245
Equity LifeStyle Properties, Inc.	642	42,821
Essential Properties Realty Trust, Inc.(b)	674	21,999
Federal Realty Investment Trust	346	33,846
First Industrial Realty Trust, Inc.	353	19,048

	Shares	Value
Four Corners Property Trust, Inc.(b)	658	$18,885
Franklin BSP Realty Trust, Inc.	1,589	20,244
Franklin Street Properties Corp.	17,914	31,887
Gaming and Leisure Properties, Inc.	1,217	61,945
GEO Group, Inc.(a)	3,038	88,740
Gladstone Commercial Corp.	1,216	18,216
Healthcare Realty Trust, Inc.	1,670	28,223
Highwoods Properties, Inc.	1,400	41,496
Host Hotels & Resorts, Inc.(b)	7,041	100,053
Hudson Pacific Properties, Inc.	19,638	57,932
Independence Realty Trust, Inc.(b)	1,665	35,348
Industrial Logistics Properties Trust	7,822	26,908
Innovative Industrial Properties, Inc.	172	9,303
Invesco Mortgage Capital, Inc.	2,434	19,204
JBG SMITH Properties(b)	2,134	34,379
Kilroy Realty Corp.(b)	1,696	55,561
Kimco Realty Corp.	4,929	104,692
Kite Realty Group Trust	1,948	43,577
Lamar Advertising Co. - Class A(b)	386	43,919
Macerich Co.(b)	3,742	64,250
MFA Financial, Inc.	2,257	23,157
National Health Investors, Inc.	274	20,238
National Storage Affiliates Trust	401	15,799
NET Lease Office Properties(a)	1,391	43,650
NexPoint Residential Trust, Inc.	394	15,575
NNN REIT, Inc.	854	36,423
Omega Healthcare Investors, Inc.(b)	1,106	42,116
Orchid Island Capital, Inc.	2,542	19,116
Orion Office REIT, Inc.	21,532	46,078
Paramount Group, Inc.	11,830	50,869
Park Hotels & Resorts, Inc.(b)	2,989	31,922
Pebblebrook Hotel Trust(b)	5,116	51,825
PennyMac Mortgage Investment Trust(b)	1,361	19,939
Phillips Edison & Co., Inc.	388	14,158
Piedmont Office Realty Trust, Inc. - Class A	6,258	46,121
Plymouth Industrial REIT, Inc.	1,019	16,610
Redwood Trust, Inc.	2,971	18,034
Regency Centers Corp.	1,209	89,176
Rexford Industrial Realty, Inc.(b)	361	14,133
Rithm Capital Corp.	9,829	112,542
RLJ Lodging Trust	5,076	40,050
Ryman Hospitality Properties, Inc.(b)	359	32,827
Sabra Health Care REIT, Inc.	2,930	51,187
Service Properties Trust	21,371	55,778
SL Green Realty Corp.	439	25,330
STAG Industrial, Inc.(b)	500	18,060
Starwood Property Trust, Inc.(b)	3,266	64,569
Summit Hotel Properties, Inc.	8,605	46,553
Sunstone Hotel Investors, Inc.	3,469	32,643
Tanger, Inc.	1,669	56,395
Terreno Realty Corp.	293	18,523
Two Harbors Investment Corp.	1,364	18,223

The accompanying notes are an integral part of these financial statements.

31

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Uniti Group, Inc.	8,716	$43,929
Urban Edge Properties	1,406	26,714
Veris Residential, Inc.	1,260	21,319
Vornado Realty Trust	2,380	88,036
Whitestone REIT	3,895	56,750
Xenia Hotels & Resorts, Inc.	3,015	35,456
		4,177,742
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,372,172)		4,177,742
INVESTMENT COMPANIES - 3.3%
International Equity Funds - 3.3%
Vanguard Extended Market ETF(b)	16,983	2,925,491
TOTAL INVESTMENT COMPANIES (Cost $2,455,491)		2,925,491

Units
SHORT-TERM INVESTMENTS - 9.8%
Investments Purchased with Proceeds from Securities Lending - 9.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(e)	8,537,962	8,537,962

	Shares
Money Market Funds - 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%(e)	247,458	247,458
TOTAL SHORT-TERM INVESTMENTS (Cost $8,785,420)		8,785,420
TOTAL INVESTMENTS - 109.5% (Cost $71,569,863)		$98,436,863
Liabilities in Excess of Other Assets - (9.5)%		(8,546,330)
TOTAL NET ASSETS - 100.0%		$89,890,533

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $8,503,031 which represented 9.5% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $5,013 or 0.0% of net assets as of March 31, 2025.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

32

GuideMark World ex-US Fund
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 96.4%
Australia - 4.5%
ANZ Group Holdings Ltd.	15,176	$277,859
Aristocrat Leisure, Ltd.	3,075	124,363
BHP Billiton, Ltd.	13,378	324,593
BlueScope Steel, Ltd.	4,306	57,674
Brambles Ltd.	6,507	82,205
Cochlear, Ltd.	1,711	281,989
Coles Group, Ltd.	27,425	335,704
Commonwealth Bank of Australia	4,886	464,630
Computershare, Ltd.	1,265	31,181
CSL, Ltd.	175	27,543
Insurance Australia Group, Ltd.	17,009	82,741
Lottery Corp. Ltd.	102,440	306,502
Macquarie Group, Ltd.	1,188	147,843
Medibank Private, Ltd.	25,983	72,619
National Australia Bank, Ltd.	15,989	343,903
Northern Star Resources Ltd.	4,571	52,773
Origin Energy, Ltd.	11,398	75,425
Pro Medicus Ltd.	4,327	547,694
Qantas Airways Ltd.	18,528	105,631
QBE Insurance Group, Ltd.	10,558	145,882
REA Group, Ltd.	1,279	177,455
SGH Ltd.	605	18,991
Suncorp Group, Ltd.	10,242	124,050
Telstra Group Ltd.	9,679	25,570
Wesfarmers, Ltd.	9,270	420,247
Westpac Banking Corp.	16,178	322,387
WiseTech Global Ltd.	715	36,871
Woolworths, Ltd.	13,689	254,169
		5,268,494
Austria - 0.3%
Erste Group Bank AG	4,144	286,646
Belgium - 0.6%
Ageas SA	3,538	212,080
Anheuser-Busch InBev SA	3,040	186,904
KBC Group NV	420	38,281
UCB SA	1,211	213,215
		650,480
Canada - 11.0%
Agnico Eagle Mines Ltd.	2,235	242,145
Air Canada(a)	22,207	218,667
Alimentation Couche-Tard, Inc.	5,917	291,810
AltaGas Ltd.	5,137	140,897
Bank of Montreal	2,262	216,006
Bank of Nova Scotia	3,860	183,015
Brookfield Corp.	3,505	183,428
Canadian Imperial Bank of Commerce	3,814	214,547
Canadian Natural Resources, Ltd.	10,258	315,642
Canadian Tire Corp. Ltd. - Class A	2,973	308,735
Canadian Utilities, Ltd. - Class A	981	25,223
Celestica, Inc.(a)	830	65,475

	Shares	Value
Cenovus Energy, Inc.	28,169	$391,494
CGI, Inc.	635	63,392
Constellation Software, Inc.	253	801,233
Descartes Systems Group, Inc.(a)	1,155	116,275
Dollarama, Inc.	4,033	431,255
Element Fleet Management Corp.	3,144	62,506
Empire Co. Ltd.	22,134	742,132
Enbridge, Inc.	6,279	277,898
Fairfax Financial Holdings Ltd.	374	540,537
FirstService Corp.	275	45,600
George Weston, Ltd.	2,699	460,127
Gildan Activewear, Inc.	1,347	59,551
Great-West Lifeco, Inc.	5,299	207,608
Hydro One, Ltd.(b)	1,513	50,877
iA Financial Corp., Inc.	1,756	166,759
IGM Financial, Inc.	884	27,189
Imperial Oil, Ltd.	3,287	237,437
Intact Financial Corp.	439	89,691
Keyera Corp.	2,581	80,225
Kinross Gold Corp.	12,372	155,870
Loblaw Cos. Ltd.	5,094	713,843
Magna International, Inc.	9,786	332,604
Manulife Financial Corp.	12,076	376,281
Metro, Inc.	1,993	138,591
National Bank of Canada	1,450	119,674
Nutrien Ltd.	1,215	60,300
Open Text Corp.	1,873	47,272
Pembina Pipeline Corp.	3,231	129,236
Power Corp. of Canada	4,813	170,172
Quebecor, Inc. - Class B	2,448	61,768
Royal Bank of Canada	6,742	759,444
Saputo, Inc.	5,107	88,118
Shopify, Inc. - Class A(a)	2,602	247,534
Stantec, Inc.	2,009	166,522
Sun Life Financial, Inc.	1,085	62,097
Suncor Energy, Inc.	13,180	510,329
TC Energy Corp.	3,434	162,173
TFI International, Inc.	555	42,972
Thomson Reuters Corp.	217	37,447
TMX Group Ltd.	4,482	163,639
Toronto-Dominion Bank	5,930	355,334
Wheaton Precious Metals Corp.	1,596	123,849
WSP Global, Inc.	2,931	497,397
		12,779,842
China - 0.0%(c)
Yangzijiang Shipbuilding Holdings, Ltd.	23,012	40,387
Denmark - 2.2%
AP Moller - Maersk AS - Class A	211	361,445
AP Moller - Maersk AS - Class B	209	363,750
Danske Bank AS	2,847	93,186
Demant AS(a)	1,447	48,628
Genmab AS(a)	273	53,186

The accompanying notes are an integral part of these financial statements.

33

GuideMark World ex-US Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Denmark - (Continued)
Novo Nordisk AS - Class B	16,199	$1,107,661
Pandora AS	1,786	273,725
Rockwool AS - Class B	591	244,974
		2,546,555
Finland - 0.7%
Kone OYJ - Series B - Class B	312	17,215
Nokia OYJ	73,328	386,205
Orion Oyj - Class B	6,082	361,253
Wartsila OYJ Abp	2,698	48,142
		812,815
France - 10.0%
Accor SA	1,968	89,751
Air Liquide SA	412	78,258
Airbus SE	492	86,634
Alstom SA(a)	2,329	51,589
Arkema SA	886	67,842
AXA SA	12,537	535,655
BioMerieux	783	96,786
BNP Paribas SA	5,174	432,441
Bollore SE	31,272	183,204
Bouygues SA	13,347	526,145
Bureau Veritas SA	2,095	63,563
Capgemini SE	949	142,595
Carrefour SA	26,339	376,699
Cie de Saint-Gobain SA	5,171	515,120
Cie Generale des Etablissements Michelin SCA	5,408	190,073
Credit Agricole SA	22,232	404,780
Danone SA	2,291	175,228
Dassault Aviation SA	390	128,594
Dassault Systemes SE	1,454	55,358
Eiffage SA	3,813	443,944
Engie SA	15,101	294,256
EssilorLuxottica SA	807	232,553
Hermes International SCA	208	547,275
Ipsen SA	4,309	496,315
La Francaise des Jeux SAEM(b)	11,463	360,697
L’Oreal SA	1,552	576,869
LVMH Moet Hennessy Louis Vuitton SE	1,200	743,137
Orange SA	19,338	250,508
Publicis Groupe SA	849	80,102
Rexel SA	10,346	278,835
Safran SA	1,214	319,627
Sanofi SA	5,846	647,282
Schneider Electric SE	1,427	329,417
Societe Generale SA	6,166	278,173
Teleperformance	2,304	231,671
Thales SA	228	60,608
TotalEnergies SE	13,179	849,165
Vinci SA	2,687	338,725
		11,559,474

	Shares	Value
Germany - 9.9%
adidas AG	1,947	$459,222
Allianz SE	1,446	553,400
Bayer AG	25,211	604,358
Beiersdorf AG	715	92,367
Brenntag SE	923	59,827
Commerzbank AG	10,218	233,840
Continental AG	3,428	241,743
CTS Eventim AG & Co. KGaA	298	29,896
Deutsche Bank AG	25,886	617,051
Deutsche Boerse AG	711	209,788
Deutsche Lufthansa AG	8,170	59,529
Deutsche Post AG	11,721	503,223
Deutsche Telekom AG	20,409	753,502
Evonik Industries AG	11,679	253,190
Fresenius Medical Care AG	9,480	471,726
Fresenius SE & Co. KGaA(a)	8,661	369,771
GEA Group AG	899	54,649
Hannover Rueck SE	220	65,573
Heidelberg Materials AG	2,972	512,308
Henkel AG & Co. KGaA	444	31,989
Knorr-Bremse AG	1,861	169,361
Mercedes-Benz Group AG	7,488	442,330
Merck KGaA	646	88,896
MTU Aero Engines AG	370	128,565
Muenchener Rueckversicherungs-Gesellschaft AG	602	380,297
Nemetschek SE	1,168	136,161
Puma SE	6,944	169,380
Rational AG	438	364,924
Rheinmetall AG	448	641,055
SAP SE	4,441	1,189,968
Scout24 SE(b)	681	71,316
Siemens AG	2,063	476,444
Siemens Energy AG(a)	7,868	466,432
Talanx AG	2,426	255,158
Zalando SE(a)(b)	8,891	308,388
		11,465,627
Hong Kong - 1.9%
AIA Group, Ltd.	8,037	60,839
BOC Hong Kong Holdings, Ltd.	75,554	305,912
CK Hutchison Holdings, Ltd.	71,942	405,533
CK Infrastructure Holdings Ltd.	3,909	23,405
Hang Seng Bank, Ltd.	5,100	69,456
HKT Trust and HKT, Ltd. - Stapled Security	32,221	43,045
Hong Kong Exchange & Clearing, Ltd.	4,480	199,289
Jardine Matheson Holdings, Ltd.	11,040	466,250
SITC International Holdings Co. Ltd.	16,028	43,564
Techtronic Industries Co. Ltd.	10,078	120,778
WH Group, Ltd.(b)	506,696	465,250
		2,203,321

The accompanying notes are an integral part of these financial statements.

34

GuideMark World ex-US Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Ireland - 0.5%
AerCap Holdings NV	1,034	$105,644
AIB Group PLC	9,957	64,314
Bank of Ireland Group PLC	6,733	79,553
DCC PLC	2,161	144,424
Experian PLC	1,038	48,096
James Hardie Industries PLC(a)	2,721	64,935
Kerry Group Plc - Series A - Class A	538	56,337
Kingspan Group PLC	213	17,206
Kingspan Group PLC(a)	206	16,688
		597,197
Israel - 1.1%
Bank Hapoalim BM	4,017	54,475
Bank Leumi Le-Israel BM	8,294	111,692
Check Point Software Technologies, Ltd.(a)	974	221,994
CyberArk Software, Ltd.(a)	320	108,160
Elbit Systems Ltd.	78	29,913
ICL Group Ltd.	34,241	194,458
Israel Discount Bank, Ltd. - Series A - Class A	4,649	32,385
Monday.com Ltd.(a)(d)	432	105,045
Teva Pharmaceutical Industries Ltd. - ADR(a)	11,752	180,628
Wix.com, Ltd.(a)	1,699	277,583
		1,316,333
Italy - 3.4%
Banco BPM SpA	21,122	214,939
BPER Banca SPA	5,408	42,451
Enel SpA	15,337	124,419
Eni SpA	24,355	376,689
Ferrari NV	396	169,116
FinecoBank Banca Fineco SpA	7,414	146,847
Generali	12,098	424,993
Intesa Sanpaolo SpA	52,897	272,614
Leonardo SpA	4,033	196,403
Mediobanca Banca di Credito Finanziario SpA	5,502	103,205
Moncler SpA	4,598	283,224
Poste Italiane SpA(b)	19,325	344,765
Prysmian SpA	4,534	249,584
UniCredit SpA	9,915	556,552
Unipol Gruppo SpA	24,782	396,710
		3,902,511
Japan - 18.4%
Advantest Corp.	6,250	278,603
Aisin Corp.	22,878	249,894
Ajinomoto Co., Inc.	3,426	67,827
ANA Holdings, Inc.(d)	9,322	172,072
Asahi Group Holdings, Ltd.	15,607	199,404
Asahi Kasei Corp.	16,567	116,146
Asics Corp.	19,476	413,039
Astellas Pharma, Inc.	8,974	87,357

	Shares	Value
Bandai Namco Holdings, Inc.	4,568	$153,245
Bridgestone Corp.	2,016	80,988
Canon, Inc.	4,684	146,062
Capcom Co. Ltd.	4,939	121,902
Central Japan Railway Co.	1,795	34,238
Chugai Pharmaceutical Co. Ltd.	3,291	150,766
Concordia Financial Group Ltd.	8,680	57,627
Dai-ichi Life Holdings, Inc.	25,004	190,919
Daiichi Sankyo Co. Ltd.	6,504	154,886
Daikin Industries, Ltd.	347	37,656
Daiwa Securities Group, Inc.	12,356	83,196
Denso Corp.	3,664	45,458
Disco Corp.	697	142,343
Don Quijote Co., Ltd.	4,433	121,767
Eisai Co. Ltd.	4,784	133,173
ENEOS Holdings, Inc.	77,448	408,462
Fast Retailing Co. Ltd.	905	269,411
Fuji Electric Co. Ltd.	510	21,802
Fujikura Ltd.	4,682	173,397
Fujitsu, Ltd.	10,090	200,800
Hikari Tsushin, Inc.	93	24,003
Hitachi, Ltd.	21,950	515,373
Hoya Corp.	3,102	350,087
Idemitsu Kosan Co. Ltd.	50,719	358,750
Inpex Corp.	24,447	339,099
Isuzu Motors Ltd.	4,320	58,742
ITOCHU Corp.	7,070	328,210
Japan Airlines Co. Ltd.	14,041	240,513
Japan Exchange Group, Inc.	3,800	39,106
Japan Post Bank Co. Ltd.	6,105	61,988
Japan Post Holdings Co. Ltd.	23,229	232,927
Japan Post Insurance Co. Ltd.	16,602	338,348
Japan Tobacco, Inc.	6,038	165,961
Kansai Electric Power Co., Inc.	24,213	287,361
Kao Corp.	1,400	60,601
Kawasaki Kisen Kaisha Ltd.(d)	3,014	40,968
KDDI Corp.	3,824	60,403
Keyence Corp.	110	43,253
Kirin Holdings Co. Ltd.	2,514	34,834
Komatsu, Ltd.	564	16,516
Konami Holdings Corp.	1,435	169,448
Lasertec Corp.	789	67,815
Marubeni Corp.	9,658	154,932
MatsukiyoCocokara & Co.	11,386	178,123
Mitsubishi Chemical Group Corp.	61,914	305,947
Mitsubishi Corp.	19,530	344,798
Mitsubishi Electric Corp.	6,630	122,272
Mitsubishi HC Capital, Inc.	26,984	182,855
Mitsubishi Heavy Industries, Ltd.	14,775	253,740
Mitsubishi UFJ Financial Group, Inc.	45,176	615,921
Mitsui & Co. Ltd.	13,637	257,101
Mizuho Financial Group, Inc.	18,464	506,721
MonotaRO Co. Ltd.	26,935	503,166
MS & AD Insurance Group Holdings, Inc.	8,378	182,203

The accompanying notes are an integral part of these financial statements.

35

GuideMark World ex-US Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Japan - (Continued)
NEC Corp.	6,410	$136,538
Nintendo Co. Ltd.	2,918	198,359
Nippon Steel Corp.	4,161	89,050
Nippon Telegraph & Telephone Corp.	288,601	278,925
Nitori Holdings Co. Ltd.	401	39,234
Nomura Holdings, Inc.	28,451	175,313
Obayashi Corp.	1,346	17,956
Olympus Corp.	13,449	176,057
Ono Pharmaceutical Co. Ltd.	6,737	72,481
Oracle Corp.	882	92,816
ORIX Corp.	8,880	185,405
Otsuka Holdings Co. Ltd.	4,458	232,306
Panasonic Holdings Corp.	19,904	237,445
Rakuten, Inc.(a)	14,576	83,622
Recruit Holdings Co. Ltd.	13,538	701,421
Resona Holdings, Inc.	14,631	127,755
Ricoh Co. Ltd.	34,091	360,620
SBI Holdings, Inc.	1,493	40,315
Seiko Epson Corp.	9,543	152,884
Seven & i Holdings Co. Ltd.	15,656	226,713
Shiseido Co. Ltd.	13,674	259,326
SoftBank Corp.	24,954	34,810
SoftBank Group Corp.	564	28,849
Sompo Holdings, Inc.	10,884	331,431
Sony Group Corp.	11,851	299,866
Subaru Corp.	21,964	393,357
Sumitomo Corp.	9,738	222,200
Sumitomo Electric Industries Ltd.	13,656	227,918
Sumitomo Mitsui Financial Group, Inc.	21,214	545,510
Sumitomo Mitsui Trust Group, Inc.	5,531	139,222
Suzuki Motor Corp.	4,745	58,245
Sysmex Corp.	8,913	170,149
T&D Holdings, Inc.	2,732	58,473
Takeda Pharmaceutical Co. Ltd.	1,771	52,490
TDK Corp.	10,110	105,944
Toho Co., Ltd.	1,204	59,826
Tokio Marine Holdings, Inc.	9,142	355,650
Tokyo Electron, Ltd.	1,667	228,600
Tokyo Gas Co. Ltd.	11,827	376,224
TOPPAN Holdings, Inc.	1,722	47,075
Toray Industries, Inc.	12,414	84,836
Toyota Motor Corp.	15,087	266,697
Toyota Tsusho Corp.	15,581	262,507
Trend Micro, Inc.	5,062	341,725
Yakult Honsha Co. Ltd.	824	15,679
Yokogawa Electric Corp.	2,135	41,667
Z Holdings Corp.	19,923	67,462
Zensho Holdings Co. Ltd.	7,785	419,802
ZOZO, Inc.	52,389	501,772
		21,377,052

	Shares	Value
Luxembourg - 0.3%
CVC Capital Partners PLC(b)	9,941	$197,213
Eurofins Scientific SE(a)	425	22,671
Tenaris SA	5,665	110,857
		330,741
Netherlands - 4.0%
ABN AMRO Bank NV(b)	12,068	254,290
Adyen NV(a)(b)	34	52,115
Aegon Ltd.	13,697	89,960
Argenx SE(a)	176	103,857
ASML Holding NV	1,621	1,072,738
Euronext NV(b)	1,329	192,881
EXOR NV	5,272	478,768
Ferrovial SE	605	27,060
Heineken Holding NV	1,976	143,011
ING Groep NV	16,857	330,252
JDE Peet’s NV	10,415	227,709
Koninklijke Ahold Delhaize NV	16,450	614,493
Koninklijke KPN NV	6,183	26,189
Koninklijke Philips NV(a)	2,727	69,425
NN Group NV	4,855	270,161
Prosus NV	2,048	95,149
Randstad Holding NV	3,819	158,742
Universal Music Group NV	2,591	71,546
Wolters Kluwer NV	2,409	375,073
		4,653,419
New Zealand - 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	12,639	241,207
Xero Ltd.(a)	1,703	166,458
		407,665
Norway - 0.8%
DNB Bank ASA	2,740	72,097
Equinor ASA	5,640	148,945
Gjensidige Forsikring ASA	4,653	107,086
Kongsberg Gruppen ASA	2,278	333,989
Orkla ASA	16,541	181,397
Telenor ASA	5,412	77,332
		920,846
Poland - 0.2%
InPost SA(a)	15,603	228,995
Portugal - 0.2%
Galp Energia SGPS SA	1,006	17,625
Jeronimo Martins SGPS SA	12,035	255,064
		272,689
Singapore - 1.5%
DBS Group Holdings, Ltd.	10,771	369,890
Oversea-Chinese Banking Corp. Ltd.	23,733	304,163
Sea Ltd. - ADR(a)	1,703	222,225
Singapore Airlines Ltd.	37,701	189,918
Singapore Exchange, Ltd.	26,601	263,351
Singapore Telecommunications Ltd.	62,221	157,814

The accompanying notes are an integral part of these financial statements.

36

GuideMark World ex-US Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Singapore - (Continued)
United Overseas Bank, Ltd.	7,372	$208,012
Wilmar International Ltd.	22,047	54,669
		1,770,042
Spain - 3.1%
ACS, Actividades de Construccion y Servicios SA	8,391	480,246
Aena SME SA(b)	290	68,035
Amadeus IT Holdings SA	526	40,283
Banco Bilbao Vizcaya Argentaria SA	43,108	588,322
Banco de Sabadell SA	75,905	213,116
Banco Santander SA	105,968	713,899
CaixaBank SA	23,506	183,106
Endesa SA	3,727	98,782
Grifols SA(a)	3,355	29,870
Iberdrola SA	15,956	257,660
Industria de Diseno Textil SA	10,389	517,289
Telefonica SA	86,739	408,835
		3,599,443
Sweden - 2.2%
Assa Abloy AB - Class B	2,676	80,337
Atlas Copco AB - Class A	12,210	195,036
Atlas Copco AB - Class B	7,462	104,932
Essity AB - Class B	3,279	93,160
Evolution AB(b)	250	18,627
H & M Hennes & Mauritz AB - Class B	28,099	370,628
HEXAGON AB - Class B	2,227	23,806
Indutrade AB	545	15,103
Investor AB(a)	11,296	336,893
Lifco AB - Class B(a)	1,279	45,371
Securitas AB - Class B	3,852	54,510
Skandinaviska Enskilda Banken AB - Class A(d)	4,252	69,951
Skanska AB - Class B	2,258	49,836
Spotify Technology SA(a)(d)	522	287,116
Swedbank AB - Class A	2,850	64,907
Swedish Orphan Biovitrum AB(a)	3,749	107,432
Tele2 AB - B Shares - Class B	10,644	143,409
Telefonaktiebolaget LM Ericsson - Class B(d)	42,516	330,807
Telia Co. AB	43,672	157,474
		2,549,335
Switzerland - 7.1%
ABB, Ltd.	5,674	292,767
Baloise Holding AG	591	124,036
Cie Financiere Richemont SA	817	142,620
Coca-Cola HBC AG	2,925	132,473
Dufry AG	5,042	220,863
EMS-Chemie Holding AG	89	60,638
Geberit AG	308	192,958
Glencore PLC	79,063	289,382
Helvetia Holding AG	328	68,031

	Shares	Value
Holcim AG	3,328	$358,137
Kuehne & Nagel International AG	1,088	251,253
Logitech International SA	2,971	251,748
Lonza Group AG	69	42,626
Nestle SA	9,525	962,564
Novartis AG	10,890	1,209,550
Partners Group Holding AG	260	370,033
Roche Holding AG	437	151,687
Roche Holding AG	3,616	1,190,126
Sandoz Group AG	1,574	66,004
Schindler Holding AG	210	65,817
Schindler Holding AG	159	48,185
SGS SA(d)	2,900	288,953
Sonova Holding AG	356	103,945
STMicroelectronics NV	5,339	117,072
Straumann Holding AG	991	119,974
Swatch Group AG	188	32,420
Swiss Life Holding AG	194	176,988
Swiss Prime Site AG	880	107,992
Swiss Re AG	1,293	220,041
UBS Group AG	5,921	181,861
VAT Group AG(b)	316	113,906
Zurich Insurance Group AG	439	306,426
		8,261,076
United Kingdom - 12.0%
3i Group PLC	12,629	593,826
Admiral Group PLC	9,072	334,941
Associated British Foods PLC	8,453	209,563
AstraZeneca PLC	8,426	1,237,320
Auto Trader Group PLC(b)	50,360	486,964
Aviva PLC - Class B(a)	12,456	89,772
BAE Systems PLC	9,728	196,433
Barclays PLC	116,327	437,395
BP PLC	96,122	539,387
British American Tobacco PLC	10,175	417,425
Bunzl PLC	3,422	131,633
Centrica PLC	193,232	374,148
Coca-Cola Europacific Partners PLC	739	64,315
Compass Group PLC	4,511	149,208
Diageo PLC	2,901	75,811
Entain PLC	1,543	11,658
GSK PLC	21,282	406,705
Haleon PLC	8,476	42,806
Hikma Pharmaceuticals PLC	4,111	103,853
HSBC Holdings PLC	87,250	989,113
Imperial Brands PLC	8,302	307,191
InterContinental Hotels Group PLC	1,440	155,046
J Sainsbury PLC	84,144	256,479
JD Sports Fashion PLC	463,941	410,235
Kingfisher PLC	115,831	381,550
Lloyds Banking Group PLC	307,915	288,800
London Stock Exchange Group PLC	1,339	198,879
Marks & Spencer Group PLC	8,467	39,091
National Grid PLC	1,937	25,267

The accompanying notes are an integral part of these financial statements.

37

GuideMark World ex-US Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United Kingdom - (Continued)
NatWest Group PLC	47,236	$278,901
Next PLC	3,653	526,309
Pearson PLC	3,157	49,942
Reckitt Benckiser Group PLC	945	63,902
RELX PLC	11,435	574,391
Rolls-Royce Holdings PLC(a)	41,632	404,639
Sage Group PLC	24,883	390,673
Shell PLC	24,199	880,856
Smith & Nephew PLC	4,009	56,377
Standard Chartered PLC	18,740	278,091
Tesco PLC	89,024	383,008
Unilever PLC	5,131	306,153
Vodafone Group PLC	517,397	486,160
Wise PLC - Class A(a)	23,705	290,978
WPP PLC	4,422	33,603
		13,958,797
United States - 0.1%
Brookfield Asset Management Ltd. - Class A	1,513	73,239
RB Global, Inc.	422	42,354
Smithfield Foods, Inc.(a)	54	1,111
		116,704
TOTAL COMMON STOCKS (Cost $74,845,219)		111,876,486
INVESTMENT COMPANIES - 1.9%
United States - 1.9%
iShares MSCI Canada ETF	4,589	187,002
iShares MSCI EAFE ETF	23,993	1,960,948
TOTAL INVESTMENT COMPANIES (Cost $1,960,193)		2,147,950
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Australia - 0.1%
Goodman Group	5,374	96,445
Scentre Group, Ltd.	10,130	21,433
		117,878
France - 0.1%
Klepierre	3,025	101,252
Unibail-Rodamco-Westfield	652	54,971
		156,223
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $293,716)		274,101

	Shares	Value
PREFERRED STOCKS - 0.1%
Germany - 0.1%
Henkel AG & Co. KGaA, 0.00%	523	$41,614
Porsche Automobil Holding SE, 0.00%	697	26,248
TOTAL PREFERRED STOCKS (Cost $68,734)		67,862
	Contracts
WARRANTS - 0.0%(c)
Canada - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(e)	282	0
TOTAL WARRANTS (Cost $0)		0
	Units
SHORT-TERM INVESTMENTS - 0.9%
Investments Purchased with Proceeds from Securities Lending - 0.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(f)	1,044,599	1,044,599
	Shares
Money Market Funds - 0.0%(c)
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%(f)	6,920	6,920
TOTAL SHORT-TERM INVESTMENTS (Cost $1,051,519)		1,051,519
TOTAL INVESTMENTS - 99.5% (Cost $78,219,381)		$115,417,918
Other Assets in Excess of Liabilities - 0.5%		625,354
TOTAL NET ASSETS - 100.0%		$116,043,272

The accompanying notes are an integral part of these financial statements.

38

GuideMark World ex-US Fund
Schedule of Investments
March 31, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $2,985,324 or 2.6% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $973,878 which represented 0.8% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

39

GuideMark World ex-US Fund
Schedule of Investments
March 31, 2025(Continued)
Sector Classification as of March 31, 2025
(% of Net Assets)

Financials	$29,007,347	25.0%
Industrials	19,984,381	17.2
Consumer Discretionary	13,329,893	11.5
Health Care	12,714,673	11.0
Consumer Staples	11,024,811	9.5
Information Technology	8,694,092	7.5
Energy	6,134,269	5.3
Communication Services	5,255,017	4.5
Materials	3,492,331	3.0
Utilities	2,153,942	1.9
Real Estate	427,693	0.4
Investment Companies	2,147,950	1.9
Investments Purchased with Proceeds from Securities Lending	1,044,599	0.9
Money Market Funds	6,920	0.0
Other Assets in Excess of Liabilities	625,354	0.5
	$116,043,272	100.0%

The accompanying notes are an integral part of these financial statements.

40

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025

	Par	Value
U.S. TREASURY SECURITIES - 35.6%
U.S. Treasury Bonds
0.75%, 02/15/2042	$1,335,577	$1,069,657
3.38%, 08/15/2042	2,190,000	1,871,252
0.63%, 02/15/2043	82,903	63,596
3.13%, 02/15/2043	2,820,000	2,306,176
3.63%, 08/15/2043	590,000	516,826
3.75%, 11/15/2043	795,000	707,364
1.38%, 02/15/2044	824,645	716,349
3.13%, 08/15/2044	2,220,000	1,783,978
0.75%, 02/15/2045	654,280	495,547
2.50%, 02/15/2045	810,000	581,729
3.00%, 11/15/2045	240,000	186,619
1.00%, 02/15/2046	248,030	195,176
2.50%, 02/15/2046	950,000	672,849
2.25%, 08/15/2046	1,610,000	1,078,386
3.00%, 02/15/2047	2,510,000	1,925,445
2.75%, 11/15/2047	1,050,000	762,686
3.00%, 02/15/2048	500,000	379,502
3.13%, 05/15/2048	2,220,000	1,720,587
0.25%, 02/15/2050	438,645	267,016
1.25%, 05/15/2050	2,996,000	1,479,977
1.38%, 08/15/2050	2,069,000	1,048,805
1.63%, 11/15/2050	1,020,000	552,294
3.00%, 08/15/2052	1,660,000	1,230,086
4.13%, 08/15/2053	695,000	637,445
4.75%, 11/15/2053	470,000	478,170
4.25%, 08/15/2054	1,145,000	1,075,763
U.S. Treasury Notes
2.00%, 11/15/2026(i)	4,340,000	4,207,681
4.25%, 03/15/2027	3,140,000	3,158,950
1.88%, 02/28/2029	5,260,000	4,868,993
2.38%, 03/31/2029	4,935,000	4,650,081
2.75%, 05/31/2029	2,025,000	1,932,293
3.25%, 06/30/2029	775,000	753,687
4.13%, 11/30/2029	1,905,000	1,917,762
0.63%, 05/15/2030	1,410,000	1,191,560
4.63%, 05/31/2031	1,805,000	1,858,727
1.38%, 11/15/2031	1,030,000	868,338
2.88%, 05/15/2032	1,075,000	992,758
2.75%, 08/15/2032	2,320,000	2,117,362
3.88%, 08/15/2033	1,245,000	1,217,620
4.50%, 11/15/2033	590,000	602,756
1.75%, 01/15/2034	1,038,607	1,035,455
4.25%, 11/15/2034	4,465,000	4,467,442
TOTAL U.S. TREASURY SECURITIES (Cost $66,333,216)		59,644,745
MORTGAGE-BACKED SECURITIES - 31.2%
Federal Home Loan Mortgage Corp.
Pool 780447, 5.16% (1 yr. CMT Rate + 2.25%), 04/01/2033	9,978	10,223

	Par	Value
Pool A43129, 5.50%, 02/01/2036	$39	$40
Pool Q49389, 3.50%, 07/01/2047	158,475	145,215
Pool Q52093, 3.50%, 11/01/2047	143,438	131,125
Pool QC8858, 2.50%, 10/01/2051	1,617,619	1,363,478
Pool QD4104, 2.00%, 01/01/2052	2,239,586	1,785,406
Pool QE0827, 2.00%, 04/01/2052	140,594	111,896
Pool SD8123, 3.00%, 01/01/2051	1,419,676	1,240,441
Pool SD8431, 5.50%, 05/01/2054	2,439,230	2,435,565
Pool U90688, 4.00%, 05/01/2042	92,137	88,150
Series 2019-3, Class MV, 3.50%, 10/25/2058 (Callable 11/25/2046)	58,574	54,351
Series 2022-DNA3, Class M1B, 7.24% (30 day avg SOFR US + 2.90%), 04/25/2042 (Callable 04/25/2027)(a)	95,000	97,760
Series 2022-DNA4, Class M1B, 7.69% (30 day avg SOFR US + 3.35%), 05/25/2042 (Callable 05/25/2027)(a)	240,000	249,475
Series 2022-DNA7, Class M1B, 9.34% (30 day avg SOFR US + 5.00%), 03/25/2052 (Callable 09/25/2027)(a)	320,000	346,921
Series 2022-HQA3, Class M1B, 7.89% (30 day avg SOFR US + 3.55%), 08/25/2042 (Callable 08/25/2027)(a)	175,000	182,867
Series 2023-HQA1, Class M1B, 7.84% (30 day avg SOFR US + 3.50%), 05/25/2043 (Callable 05/25/2028)(a)	95,000	100,882
Series 2329, Class ZA, 6.50%, 06/15/2031	25,793	26,176
Series 2338, Class ZC, 6.50%, 07/15/2031	16,783	17,416
Series 3883, Class PB, 3.00%, 05/15/2041	21,109	20,152
Series 4961, Class JB, 2.50%, 12/15/2042	83,858	76,313
Series 5170, Class DP, 2.00%, 07/25/2050	294,806	256,753
Series K068, Class A2, 3.24%, 08/25/2027 (Callable 08/25/2027)	82,000	80,219
Series K104, Class X1, 1.11%, 01/25/2030 (Callable 01/25/2030)(b)(c)	694,060	30,297
Series K110, Class X1, 1.65%, 04/25/2030 (Callable 04/25/2030)(b)(c)	314,584	20,623
Series K111, Class X1, 1.57%, 05/25/2030 (Callable 05/25/2030)(b)(c)	1,310,391	86,103
Series K114, Class X1, 1.11%, 06/25/2030 (Callable 03/25/2030)(b)(c)	926,213	44,643

The accompanying notes are an integral part of these financial statements.

41

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Series K122, Class X1, 0.87%, 11/25/2030 (Callable 08/25/2030)(b)(c)	$294,885	$11,689
Federal National Mortgage Association
1.50%, 04/15/2036(d)	3,300,000	2,893,688
2.50%, 09/25/2049(d)	50,000	41,502
2.00%, 09/25/2050(d)	1,150,000	913,111
6.00%, 03/25/2054(d)	6,696,000	6,796,076
Pool 310229, 3.50%, 08/01/2043	327,538	304,528
Pool 357850, 5.50%, 07/01/2035	1,767	1,805
Pool 544859, 4.82% (Ent 11th COFI Repl + 1.70%), 08/01/2029	181	180
Pool 727181, 5.00%, 08/01/2033	827	832
Pool 730727, 5.00%, 08/01/2033	429	429
Pool 741862, 5.50%, 09/01/2033	145	148
Pool 766197, 5.50%, 02/01/2034	165	167
Pool 775776, 5.50%, 05/01/2034	1,721	1,755
Pool 776974, 5.50%, 04/01/2034	38	39
Pool 781629, 5.50%, 12/01/2034	1,232	1,260
Pool 786848, 7.00%, 10/01/2031	19,850	20,728
Pool 802783, 5.86% (RFUCCT1Y + 1.61%), 10/01/2034	57,025	58,006
Pool 820242, 5.00%, 07/01/2035	1,282	1,290
Pool 822815, 5.50%, 04/01/2035	1,303	1,330
Pool 838452, 5.50%, 09/01/2035	198	200
Pool 865854, 6.00%, 03/01/2036	1,369	1,423
Pool 888504, 5.01% (1 yr. CMT Rate + 2.01%), 04/01/2034	25,344	25,916
Pool 891474, 6.00%, 04/01/2036	1,655	1,715
Pool 899119, 5.50%, 04/01/2037	23	24
Pool 906000, 6.00%, 01/01/2037	846	879
Pool 928062, 5.50%, 02/01/2037	21	21
Pool 964930, 5.50%, 08/01/2038	42	43
Pool 968371, 5.50%, 09/01/2038	13	13
Pool 970131, 5.50%, 03/01/2038	55	56
Pool 985108, 5.50%, 07/01/2038	33	33
Pool 987032, 5.50%, 08/01/2038	21	21
Pool 993050, 5.50%, 12/01/2038	13	13
Pool 993579, 4.00%, 05/01/2039	5,384	5,164
Pool AA5840, 4.00%, 06/01/2039	898	865
Pool AA8715, 4.00%, 06/01/2039	19,519	18,816
Pool AB1500, 4.00%, 09/01/2040	3,391	3,261
Pool AB3995, 4.00%, 12/01/2041	5,544	5,331
Pool AB5529, 4.00%, 07/01/2042	13,799	13,406
Pool AB6228, 3.50%, 09/01/2042	47,811	44,538
Pool AD0586, 4.50%, 12/01/2039	52,741	52,068
Pool AD1889, 4.50%, 03/01/2041	47,782	47,030
Pool AD4062, 5.00%, 05/01/2040	127,744	128,755
Pool AD6929, 5.00%, 06/01/2040	94,633	95,381
Pool AD9856, 4.00%, 09/01/2040	3,039	2,921
Pool AD9896, 4.00%, 08/01/2040	2,865	2,737
Pool AE2559, 4.00%, 09/01/2040	1,607	1,545
Pool AE2562, 4.00%, 09/01/2040	485	467

	Par	Value
Pool AE2566, 4.00%, 09/01/2040	$353	$340
Pool AE3916, 4.00%, 11/01/2040	3,344	3,222
Pool AE4124, 4.00%, 10/01/2040	5,486	5,277
Pool AE4888, 4.00%, 10/01/2040	3,384	3,257
Pool AE5147, 4.00%, 11/01/2040	607	584
Pool AE8715, 4.00%, 11/01/2040	8,075	7,764
Pool AH0006, 4.00%, 12/01/2040	1,160	1,115
Pool AH0020, 4.00%, 12/01/2040	3,992	3,838
Pool AH0599, 4.00%, 12/01/2040	5,020	4,826
Pool AH0601, 4.00%, 12/01/2040	879	845
Pool AH1263, 4.00%, 01/01/2041	4,080	3,923
Pool AH4659, 4.00%, 02/01/2041	908	874
Pool AH5653, 4.00%, 02/01/2041	18,163	17,463
Pool AH6150, 4.00%, 03/01/2041	3,306	3,178
Pool AI0848, 4.00%, 12/01/2041	5,111	4,909
Pool AI8842, 4.50%, 08/01/2041	14,913	14,694
Pool AJ1562, 4.00%, 10/01/2041	6,211	5,962
Pool AJ1972, 4.00%, 10/01/2041	2,601	2,504
Pool AJ2212, 4.50%, 10/01/2041	167,714	164,814
Pool AJ2446, 4.00%, 01/01/2042	3,566	3,426
Pool AJ3330, 4.00%, 11/01/2041	5,425	5,214
Pool AJ4187, 4.00%, 12/01/2041	4,228	4,064
Pool AJ4549, 4.00%, 11/01/2041	4,667	4,487
Pool AJ4698, 4.00%, 11/01/2041	4,506	4,332
Pool AJ4756, 4.00%, 10/01/2041	6,650	6,394
Pool AJ5424, 4.00%, 11/01/2041	9,154	8,802
Pool AJ5736, 4.00%, 12/01/2041	5,022	4,829
Pool AJ5968, 4.00%, 12/01/2041	2,797	2,687
Pool AJ6061, 4.00%, 12/01/2041	5,253	5,041
Pool AJ7538, 4.00%, 01/01/2042	7,102	6,828
Pool AJ7840, 4.00%, 11/01/2041	3,090	2,971
Pool AJ7868, 4.00%, 12/01/2041	3,959	3,806
Pool AJ8001, 4.00%, 01/01/2042	2,480	2,381
Pool AJ8104, 4.00%, 12/01/2041	8,987	8,641
Pool AJ8109, 4.00%, 12/01/2041	7,103	6,829
Pool AJ8171, 4.00%, 12/01/2041	3,399	3,271
Pool AJ8325, 3.00%, 12/01/2026	29,040	28,696
Pool AJ8341, 4.00%, 12/01/2041	7,617	7,318
Pool AJ8369, 4.00%, 01/01/2042	5,997	5,765
Pool AJ8436, 4.00%, 12/01/2041	9,760	9,384
Pool AJ8912, 4.00%, 12/01/2041	4,206	4,043
Pool AJ9162, 4.00%, 01/01/2042	7,102	6,828
Pool AJ9248, 4.00%, 12/01/2041	4,730	4,549
Pool AJ9330, 4.00%, 01/01/2042	31,951	30,720
Pool AJ9779, 4.00%, 01/01/2042	1,885	1,817
Pool AK0170, 4.00%, 01/01/2042	5,750	5,528
Pool AK0543, 4.00%, 01/01/2042	12,500	12,018
Pool AK0563, 4.00%, 01/01/2042	5,273	5,068
Pool AK1827, 4.00%, 01/01/2042	9,828	9,450
Pool AL0187, 5.00%, 05/01/2041	19,731	19,887
Pool AL0215, 4.50%, 04/01/2041	24,611	24,259
Pool AL0456, 5.00%, 06/01/2041	3,814	3,844
Pool AL0815, 4.00%, 09/01/2041	12,763	12,271

The accompanying notes are an integral part of these financial statements.

42

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Pool AL0934, 5.00%, 02/01/2041	$25,683	$25,886
Pool AL2752, 5.00%, 03/01/2042	81,179	81,822
Pool AL5233, 4.00%, 01/01/2041	16,800	16,194
Pool AQ9316, 2.50%, 01/01/2043	135,780	117,566
Pool AS5469, 4.00%, 07/01/2045	154,169	145,965
Pool AS5597, 3.50%, 08/01/2045	25,946	23,943
Pool AS7170, 3.50%, 05/01/2046	107,053	98,176
Pool AS7242, 3.50%, 05/01/2046	99,723	91,414
Pool AS7492, 4.00%, 07/01/2046	80,791	76,399
Pool AS8947, 3.50%, 03/01/2047	139,895	128,077
Pool AS9772, 3.50%, 06/01/2037	112,923	108,464
Pool AT2720, 3.00%, 05/01/2043	353,719	317,983
Pool AT5900, 3.00%, 06/01/2043	217,933	195,913
Pool AU1625, 3.50%, 07/01/2043	135,416	126,029
Pool AZ0832, 4.00%, 07/01/2045	218,629	207,176
Pool BC4938, 2.50%, 04/01/2031	11,737	11,266
Pool BC9468, 3.00%, 06/01/2046	197,463	175,142
Pool BN5279, 4.00%, 02/01/2049	328,492	309,419
Pool BT2317, 2.00%, 03/01/2052	231,855	184,638
Pool BT7155, 2.00%, 08/01/2051	315,524	250,816
Pool BV1380, 2.00%, 01/01/2052	749,304	595,635
Pool BV2993, 2.00%, 04/01/2052	807,948	642,252
Pool BV9804, 2.00%, 05/01/2052	168,691	134,133
Pool CA0858, 3.50%, 12/01/2047	1,086,768	991,834
Pool CB6431, 5.50%, 06/01/2053	1,560,982	1,560,808
Pool CB6870, 5.50%, 08/01/2053	1,518,706	1,521,228
Pool FM7678, 2.50%, 06/01/2051	1,652,991	1,392,307
Pool FM9491, 2.50%, 11/01/2051	1,630,674	1,365,482
Pool FS1069, 2.00%, 12/01/2051	384,581	305,710
Pool FS1108, 2.50%, 09/01/2051	1,610,714	1,349,845
Pool FS1598, 2.00%, 04/01/2052	129,662	103,226
Pool MA1870, 4.50%, 04/01/2034	82,289	82,123
Pool MA3038, 4.50%, 06/01/2047	16,872	16,427
Pool MA4307, 3.00%, 04/01/2051	1,699,982	1,486,938
Pool MA4577, 2.00%, 04/01/2052	2,138,716	1,701,838
Pool TBA, 4.00%, 04/15/2041(d)	2,000,000	1,862,160
Series 2012-18, Class GA, 2.00%, 12/25/2041	21,488	20,031
Series 2012-21, Class PQ, 2.00%, 09/25/2041	11,569	10,887
Series 2012-52, Class PA, 3.50%, 05/25/2042	19,731	18,930
Series 2013-77, Class BP, 1.70%, 06/25/2043	4,403	4,372
Series 2015-48, Class QB, 3.00%, 02/25/2043	20,042	19,597
Series 2016-11, Class GA, 2.50%, 03/25/2046	32,602	30,142
Series 2016-38, Class NA, 3.00%, 01/25/2046	18,212	16,862
Series 2017-16, Class PB, 3.00%, 03/25/2047	217,000	190,363
Series 2017-26, Class CG, 3.50%, 07/25/2044	13,730	13,596

	Par	Value
Series 2017-34, Class JK, 3.00%, 05/25/2047	$10,840	$10,577
Series 2017-35, Class AH, 3.50%, 04/25/2053	16,114	15,980
Series 2017-49, Class JA, 4.00%, 07/25/2053	19,668	19,538
Series 2017-84, Class KA, 3.50%, 04/25/2053	22,827	22,543
Series 2018-23, Class LA, 3.50%, 04/25/2048	49,988	47,174
Series 2018-70, Class HA, 3.50%, 10/25/2056	32,629	31,865
Series 2019-12, Class HA, 3.50%, 11/25/2057	60,920	58,427
Series 2019-14, Class CA, 3.50%, 04/25/2049	58,807	56,323
Series 2019-45, Class PT, 3.00%, 08/25/2049	53,751	48,544
Series 2019-M21, Class X3, 1.13%, 06/25/2034(b)(c)	1,333,028	69,711
Series 2020-1, Class AC, 3.50%, 08/25/2058	152,308	143,441
Series 2022-90, Class AY, 4.50%, 12/25/2041	515,000	494,737
Series 415, Class A3, 3.00%, 11/25/2042	44,301	40,666
Series Pool #TBA, Pool TBA, 5.50%, 03/25/2053(d)	1,905,000	1,901,146
Government National Mortgage Association
5.00%, 04/15/2041(d)	2,300,000	2,259,058
Pool 614436, 5.00%, 08/15/2033	4,340	4,372
Pool 723248, 5.00%, 10/15/2039	221,117	223,753
Pool 736686, 5.00%, 02/15/2039	9,557	9,673
Pool 783403, 3.50%, 09/15/2041	83,772	78,605
Pool MA4587, 4.00%, 07/20/2047	18,339	17,363
Pool MA4652, 3.50%, 08/20/2047	53,341	49,224
Pool MA4778, 3.50%, 10/20/2047	98,882	91,063
Pool MA4779, 4.00%, 10/20/2047	70,116	66,083
Pool MA4780, 4.50%, 10/20/2047	79,985	77,869
Pool MA7051, 2.00%, 12/20/2050	1,166,120	952,709
Pool MA7650, 3.00%, 10/20/2051	2,101,588	1,860,565
Pool MA8199, 3.50%, 08/20/2052	1,067,081	977,489
Pool MA9362, 5.50%, 12/20/2053	1,320,579	1,324,572
Pool TBA, 4.00%, 04/15/2042(d)	2,250,000	2,103,047
TOTAL MORTGAGE-BACKED SECURITIES (Cost $54,446,782)		52,213,663
CORPORATE OBLIGATIONS - 20.0%
Aerospace & Defense - 0.4%
Boeing Co.
3.20%, 03/01/2029 (Callable 12/01/2028)	40,000	37,537
2.95%, 02/01/2030 (Callable 11/01/2029)	45,000	40,983

The accompanying notes are an integral part of these financial statements.

43

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Aerospace & Defense - (Continued)
5.15%, 05/01/2030 (Callable 02/01/2030)	$70,000	$70,364
6.39%, 05/01/2031 (Callable 03/01/2031)	60,000	63,895
6.53%, 05/01/2034 (Callable 02/01/2034)	15,000	16,043
L3Harris Technologies, Inc.
5.05%, 06/01/2029 (Callable 05/01/2029)	80,000	80,986
5.50%, 08/15/2054 (Callable 02/15/2054)	55,000	52,919
Northrop Grumman Corp., 5.15%, 05/01/2040 (Callable 11/01/2039)	124,000	120,326
RTX Corp.
5.75%, 11/08/2026 (Callable 10/08/2026)	50,000	50,917
4.13%, 11/16/2028 (Callable 08/16/2028)	153,000	150,870
		684,840
Banks - 3.5%
Bank of America Corp.
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031 (Callable 01/24/2030)	100,000	101,283
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	195,000	174,972
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031 (Callable 10/24/2030)	805,000	687,771
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)	240,000	211,025
5.52% to 10/25/2034 then SOFR + 1.74%, 10/25/2035 (Callable 10/25/2034)	125,000	122,310
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036 (Callable 09/21/2031)	105,000	87,458
Bank of New York Mellon Corp.
4.98% to 03/14/2029 then SOFR + 1.09%, 03/14/2030 (Callable 03/14/2029)	40,000	40,537
5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032 (Callable 07/22/2031)	105,000	105,844
5.19% to 03/14/2034 then SOFR + 1.42%, 03/14/2035 (Callable 03/14/2034)	30,000	30,141
BNP Paribas SA, 5.79% to 01/13/2032 then SOFR + 1.62%, 01/13/2033 (Callable 01/13/2032)(a)	200,000	204,214

	Par	Value
BPCE SA, 2.05% to 10/19/2026 then SOFR + 1.09%, 10/19/2027 (Callable 10/19/2026)(a)	$250,000	$239,786
Citigroup, Inc., 5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	40,000	40,491
Citizens Financial Group, Inc.
5.72% to 07/23/2031 then SOFR + 1.91%, 07/23/2032 (Callable 07/23/2031)	45,000	45,776
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	20,000	21,245
HSBC Holdings PLC
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030 (Callable 11/19/2029)	215,000	217,094
5.13% to 03/03/2030 then SOFR + 1.29%, 03/03/2031 (Callable 03/03/2030)	200,000	200,413
5.40% to 08/11/2032 then SOFR + 2.87%, 08/11/2033 (Callable 08/11/2032)	215,000	216,971
JPMorgan Chase & Co.
6.07% to 10/22/2026 then SOFR + 1.33%, 10/22/2027 (Callable 10/22/2026)	155,000	158,648
4.32% to 04/26/2027 then SOFR + 1.56%, 04/26/2028 (Callable 04/26/2027)	20,000	19,897
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	175,000	174,777
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	45,000	43,723
5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029 (Callable 07/24/2028)	175,000	178,478
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	60,000	62,792
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030 (Callable 04/22/2029)	180,000	185,545
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030 (Callable 07/22/2029)	180,000	181,455
2.74% to 10/15/2029 then 3 mo. Term SOFR + 1.51%, 10/15/2030 (Callable 10/15/2029)	55,000	50,425
5.14% to 01/24/2030 then SOFR + 0.90%, 01/24/2031 (Callable 01/24/2030)	60,000	60,883
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	55,000	48,267

The accompanying notes are an integral part of these financial statements.

44

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Banks - (Continued)
2.55% to 11/08/2031 then SOFR + 1.18%, 11/08/2032 (Callable 11/08/2031)	$160,000	$138,225
5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035 (Callable 01/23/2034)(e)	225,000	226,773
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035 (Callable 07/22/2034)	170,000	170,423
4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035 (Callable 10/22/2034)	30,000	29,305
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036 (Callable 01/24/2035)	35,000	35,705
Royal Bank of Canada, 5.15% to 02/04/2030 then SOFR + 1.03%, 02/04/2031 (Callable 02/04/2030)	175,000	176,945
Wells Fargo & Co.
3.00%, 04/22/2026	75,000	73,862
3.00%, 10/23/2026	90,000	88,012
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	35,000	36,781
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030 (Callable 10/30/2029)	385,000	354,565
5.24% to 01/24/2030 then SOFR + 1.11%, 01/24/2031 (Callable 01/24/2030)	75,000	76,184
2.57% to 02/11/2030 then 3 mo. Term SOFR + 1.26%, 02/11/2031 (Callable 02/11/2030)	35,000	31,526
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	60,000	53,750
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033 (Callable 07/25/2032)	130,000	127,951
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	15,000	15,075
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034 (Callable 10/23/2033)	80,000	86,161
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	90,000	91,038
5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	90,000	80,750
		5,805,252

	Par	Value
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029 (Callable 10/23/2028)	$105,000	$105,989
Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 06/15/2033 (Callable 03/15/2033)(a)	100,000	97,843
Bacardi-Martini BV, 6.00%, 02/01/2035 (Callable 11/01/2034)(a)	100,000	100,722
PepsiCo, Inc., 1.63%, 05/01/2030 (Callable 02/01/2030)	7,000	6,106
		310,660
Biotechnology - 0.2%
AbbVie, Inc.
4.95%, 03/15/2031 (Callable 01/15/2031)	65,000	65,963
5.20%, 03/15/2035 (Callable 12/15/2034)	25,000	25,359
CSL Finance PLC, 4.25%, 04/27/2032 (Callable 01/27/2032)(a)	55,000	52,575
Gilead Sciences, Inc.
4.80%, 11/15/2029 (Callable 10/15/2029)	150,000	151,358
5.25%, 10/15/2033 (Callable 07/15/2033)	40,000	40,864
		336,119
Building Products - 0.0%(f)
Trane Technologies Financing Ltd., 3.80%, 03/21/2029 (Callable 12/21/2028)	35,000	34,068
Capital Markets - 1.3%
Ameriprise Financial, Inc., 5.20%, 04/15/2035 (Callable 01/15/2035)	210,000	209,006
BP Capital Markets America, Inc.
4.81%, 02/13/2033 (Callable 11/13/2032)	75,000	73,656
4.89%, 09/11/2033 (Callable 06/11/2033)	100,000	98,362
5.23%, 11/17/2034 (Callable 08/17/2034)	40,000	40,119
2.94%, 06/04/2051 (Callable 12/04/2050)	5,000	3,143
3.38%, 02/08/2061 (Callable 08/08/2060)	45,000	29,071
Goldman Sachs Group, Inc.
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030 (Callable 04/25/2029)	75,000	77,411
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	180,000	181,338
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)	135,000	134,200

The accompanying notes are an integral part of these financial statements.

45

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Capital Markets - (Continued)
5.21% to 01/28/2030 then SOFR + 1.08%, 01/28/2031 (Callable 01/28/2030)	$80,000	$81,018
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	40,000	34,888
5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035 (Callable 10/23/2034)	45,000	43,688
Morgan Stanley
5.45% to 07/20/2028 then SOFR + 1.63%, 07/20/2029 (Callable 07/20/2028)	10,000	10,220
6.41% to 11/01/2028 then SOFR + 1.83%, 11/01/2029 (Callable 11/01/2028)	260,000	274,262
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030 (Callable 04/18/2029)	195,000	200,880
5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031 (Callable 01/15/2030)	50,000	50,781
2.70% to 01/22/2030 then SOFR + 1.14%, 01/22/2031 (Callable 01/22/2030)	120,000	108,663
1.79% to 02/13/2031 then SOFR + 1.03%, 02/13/2032 (Callable 02/13/2031)	180,000	150,662
2.51% to 10/20/2031 then SOFR + 1.20%, 10/20/2032 (Callable 10/20/2031)	35,000	30,003
UBS Group AG, 6.44% to 08/11/2027 then SOFR + 3.70%, 08/11/2028 (Callable 08/11/2027)(a)	250,000	259,274
Willis North America, Inc., 2.95%, 09/15/2029 (Callable 06/15/2029)	115,000	106,109
		2,196,754
Chemicals - 0.1%
DuPont de Nemours, Inc., 5.32%, 11/15/2038 (Callable 05/15/2038)	40,000	41,143
Sherwin-Williams Co., 2.30%, 05/15/2030 (Callable 02/15/2030)	150,000	132,995
		174,138
Commercial Services & Supplies - 0.3%
Republic Services, Inc.
4.88%, 04/01/2029 (Callable 03/01/2029)	60,000	60,725
1.45%, 02/15/2031 (Callable 11/15/2030)	35,000	29,121
5.20%, 11/15/2034 (Callable 08/15/2034)	150,000	151,296

	Par	Value
5.15%, 03/15/2035 (Callable 12/15/2034)	$50,000	$50,184
Veralto Corp., 5.50%, 09/18/2026 (Callable 08/18/2026)	40,000	40,490
Waste Management, Inc.
4.95%, 07/03/2031 (Callable 05/03/2031)	110,000	111,874
4.95%, 03/15/2035 (Callable 12/15/2034)	120,000	119,135
		562,825
Consumer Finance - 0.4%
American Express Co., 5.09% to 01/30/2030 then SOFR + 1.02%, 01/30/2031 (Callable 01/30/2030)	160,000	161,894
American Tower Corp., 3.65%, 03/15/2027 (Callable 02/15/2027)	45,000	44,239
BlackRock Funding, Inc., 4.90%, 01/08/2035 (Callable 10/08/2034)	60,000	59,831
Capital One Financial Corp.
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	265,000	294,873
6.05% to 02/01/2034 then SOFR + 2.26%, 02/01/2035 (Callable 02/01/2034)	50,000	50,966
6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036 (Callable 01/30/2035)	35,000	34,830
Discover Financial Services, 7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	75,000	85,608
		732,241
Diversified Consumer Services - 0.1%
Howard University
2.90%, 10/01/2031	100,000	86,045
3.48%, 10/01/2041	75,000	56,013
		142,058
Diversified Telecommunication Services - 0.1%
AT&T, Inc.
4.50%, 05/15/2035 (Callable 11/15/2034)	120,000	112,751
3.50%, 06/01/2041 (Callable 12/01/2040)	25,000	19,239
3.50%, 09/15/2053 (Callable 03/15/2053)	88,000	59,753
		191,743
Electric Utilities - 3.4%
Alabama Power Co.
5.10%, 04/02/2035 (Callable 10/02/2034)	25,000	24,942

The accompanying notes are an integral part of these financial statements.

46

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Electric Utilities - (Continued)
3.45%, 10/01/2049 (Callable 04/01/2049)	$105,000	$74,186
Baltimore Gas and Electric Co., 5.65%, 06/01/2054 (Callable 12/01/2053)	75,000	73,389
CenterPoint Energy, Inc., 5.40%, 06/01/2029 (Callable 05/01/2029)	130,000	132,778
Cleco Corporate Holdings LLC, 3.38%, 09/15/2029 (Callable 06/15/2029)	50,000	46,464
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051 (Callable 06/01/2051)	130,000	85,327
5.70%, 05/15/2054 (Callable 11/15/2053)	35,000	34,789
5.50%, 03/15/2055 (Callable 09/15/2054)	105,000	101,539
Duke Energy Carolinas LLC
2.55%, 04/15/2031 (Callable 01/15/2031)	55,000	48,713
5.30%, 02/15/2040	86,000	85,239
Duke Energy Corp.
2.45%, 06/01/2030 (Callable 03/01/2030)	50,000	44,538
2.55%, 06/15/2031 (Callable 03/15/2031)	289,000	252,237
5.45%, 06/15/2034 (Callable 03/15/2034)	25,000	25,286
5.00%, 08/15/2052 (Callable 02/15/2052)	35,000	30,433
Duke Energy Indiana, Inc., 4.90%, 07/15/2043 (Callable 01/15/2043)	55,000	50,221
Duke Energy Ohio, Inc.
5.25%, 04/01/2033 (Callable 01/01/2033)	20,000	20,293
5.55%, 03/15/2054 (Callable 09/15/2053)	140,000	135,122
Duke Energy Progress LLC
5.05%, 03/15/2035 (Callable 12/15/2034)	90,000	89,327
5.55%, 03/15/2055 (Callable 09/15/2054)	75,000	73,130
Edison International
5.25%, 11/15/2028 (Callable 10/15/2028)	15,000	14,790
6.25%, 03/15/2030 (Callable 02/15/2030)	25,000	25,314
5.25%, 03/15/2032 (Callable 01/15/2032)	75,000	71,650
Evergy, Inc., 2.90%, 09/15/2029 (Callable 06/15/2029)	90,000	83,143

	Par	Value
Eversource Energy
5.13%, 05/15/2033 (Callable 02/15/2033)	$285,000	$281,063
5.50%, 01/01/2034 (Callable 10/01/2033)	80,000	80,259
FirstEnergy Corp., 3.90%, 07/15/2027 (Callable 04/15/2027)(g)	50,000	49,160
Georgia Power Co.
4.55%, 03/15/2030 (Callable 01/15/2030)	120,000	119,775
5.20%, 03/15/2035 (Callable 09/15/2034)	75,000	75,340
4.75%, 09/01/2040	50,000	46,217
ITC Holdings Corp., 2.95%, 05/14/2030 (Callable 02/14/2030)(a)	85,000	77,527
Jersey Central Power & Light Co., 5.10%, 01/15/2035 (Callable 10/15/2034)(a)	35,000	34,531
Monongahela Power Co., 5.85%, 02/15/2034 (Callable 11/15/2033)(a)	10,000	10,309
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030 (Callable 03/01/2030)	310,000	274,043
NSTAR Electric Co.
5.40%, 06/01/2034 (Callable 03/01/2034)	45,000	45,690
5.20%, 03/01/2035 (Callable 12/01/2034)	90,000	89,745
Oglethorpe Power Corp., 5.05%, 10/01/2048 (Callable 04/01/2048)	65,000	57,312
Ohio Edison Co., 5.50%, 01/15/2033 (Callable 10/15/2032)(a)	25,000	25,297
Ohio Power Co., 5.00%, 06/01/2033 (Callable 03/01/2033)	160,000	157,538
Oncor Electric Delivery Co. LLC, 5.35%, 04/01/2035 (Callable 01/01/2035)(a)	110,000	110,973
Pacific Gas and Electric Co.
5.45%, 06/15/2027 (Callable 05/15/2027)	275,000	277,771
2.50%, 02/01/2031 (Callable 11/01/2030)	235,000	201,770
3.25%, 06/01/2031 (Callable 03/01/2031)	45,000	40,105
Public Service Co. of Oklahoma, 5.20%, 01/15/2035 (Callable 10/15/2034)	115,000	113,356
Public Service Electric and Gas Co., 5.45%, 03/01/2054 (Callable 09/01/2053)	55,000	53,737
Public Service Enterprise Group, Inc.
6.13%, 10/15/2033 (Callable 07/15/2033)	35,000	36,851
5.45%, 04/01/2034 (Callable 01/01/2034)	30,000	30,250

The accompanying notes are an integral part of these financial statements.

47

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Electric Utilities - (Continued)
Puget Energy, Inc.
3.65%, 05/15/2025 (Callable 05/02/2025)	$135,000	$135,000
4.22%, 03/15/2032 (Callable 12/15/2031)	50,000	46,453
5.73%, 03/15/2035 (Callable 12/15/2034)(a)	145,000	144,468
San Diego Gas & Electric Co., 5.40%, 04/15/2035 (Callable 01/15/2035)	110,000	110,569
Southern California Edison Co.
4.90%, 06/01/2026 (Callable 05/01/2026)	45,000	45,041
2.25%, 06/01/2030 (Callable 03/01/2030)	50,000	43,618
2.75%, 02/01/2032 (Callable 11/01/2031)	110,000	93,573
5.20%, 06/01/2034 (Callable 03/01/2034)	40,000	38,999
5.45%, 03/01/2035 (Callable 12/01/2034)	55,000	54,406
4.65%, 10/01/2043 (Callable 04/01/2043)	45,000	37,718
4.13%, 03/01/2048 (Callable 09/01/2047)	1,000	751
3.65%, 02/01/2050 (Callable 08/01/2049)	70,000	48,336
Southern Co.
4.85%, 06/15/2028 (Callable 04/15/2028)	45,000	45,500
5.70%, 03/15/2034 (Callable 09/15/2033)	60,000	61,912
4.85%, 03/15/2035 (Callable 09/15/2034)	40,000	38,655
Southwestern Electric Power Co., 5.30%, 04/01/2033 (Callable 01/01/2033)	30,000	30,080
Virginia Electric and Power Co.
5.00%, 04/01/2033 (Callable 01/01/2033)	115,000	113,735
5.00%, 01/15/2034 (Callable 10/15/2033)	130,000	128,152
5.05%, 08/15/2034 (Callable 05/15/2034)	45,000	44,442
5.15%, 03/15/2035 (Callable 12/15/2034)	100,000	99,054
5.35%, 01/15/2054 (Callable 07/15/2053)	30,000	28,127
5.65%, 03/15/2055 (Callable 09/15/2054)	55,000	53,819
Wisconsin Power and Light Co., 5.38%, 03/30/2034 (Callable 12/30/2033)	60,000	60,662

	Par	Value
Xcel Energy, Inc.
4.60%, 06/01/2032 (Callable 12/01/2031)	$55,000	$52,981
5.60%, 04/15/2035 (Callable 10/15/2034)	135,000	135,349
		5,602,869
Electronic Equipment, Instruments & Components - 0.1%
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026 (Callable 11/01/2026)	60,000	57,934
Dell International LLC / EMC Corp., 5.30%, 04/01/2032 (Callable 02/01/2032)	180,000	180,901
		238,835
Equity Real Estate Investment Trusts (REITs) - 0.1%
Crown Castle, Inc.
3.80%, 02/15/2028 (Callable 11/15/2027)	73,000	71,011
3.10%, 11/15/2029 (Callable 08/15/2029)	72,000	66,296
		137,307
Financial Services - 0.6%
Athene Global Funding
4.72%, 10/08/2029(a)	145,000	142,987
2.65%, 10/04/2031(a)	250,000	214,337
CNO Global Funding, 4.88%, 12/10/2027(a)	135,000	135,299
CommonSpirit Health, 5.21%, 12/01/2031 (Callable 06/01/2031)	75,000	75,418
Equitable Financial Life Global Funding
1.80%, 03/08/2028(a)	90,000	83,123
5.00%, 03/27/2030(a)	85,000	85,299
Equitable Holdings, Inc., 4.35%, 04/20/2028 (Callable 01/20/2028)	25,000	24,775
National Rural Utilities Cooperative Finance Corp., 4.95%, 02/07/2030 (Callable 01/07/2030)	105,000	106,249
RELX Capital, Inc., 4.75%, 03/27/2030 (Callable 02/27/2030)	125,000	125,650
Shell Finance US, Inc., 4.00%, 05/10/2046	15,000	11,987
Shell International Finance BV, 3.00%, 11/26/2051 (Callable 05/26/2051)	40,000	25,872
		1,030,996
Food Products - 0.6%
Conagra Brands, Inc.
5.30%, 10/01/2026	175,000	176,729
4.85%, 11/01/2028 (Callable 08/01/2028)	105,000	105,208

The accompanying notes are an integral part of these financial statements.

48

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Food Products - (Continued)
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 3.63%, 01/15/2032 (Callable 01/15/2027)	$40,000	$36,081
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (Callable 01/20/2035)(a)	75,000	77,160
Kraft Heinz Foods Co., 5.20%, 03/15/2032 (Callable 01/15/2032)	105,000	106,015
Mars, Inc.
5.00%, 03/01/2032 (Callable 01/01/2032)(a)	315,000	315,993
5.20%, 03/01/2035 (Callable 12/01/2034)(a)	45,000	45,109
5.65%, 05/01/2045 (Callable 11/01/2044)(a)	95,000	94,977
Tyson Foods, Inc., 5.40%, 03/15/2029 (Callable 02/15/2029)	20,000	20,442
		977,714
Gas Utilities - 0.1%
Southwest Gas Corp.
2.20%, 06/15/2030 (Callable 03/15/2030)	61,000	53,703
4.15%, 06/01/2049 (Callable 12/01/2048)	25,000	19,238
		72,941
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp., 2.75%, 09/23/2026 (Callable 07/23/2026)(a)	200,000	194,819
Smith & Nephew PLC, 2.03%, 10/14/2030 (Callable 07/14/2030)	100,000	86,207
Solventum Corp., 5.40%, 03/01/2029 (Callable 02/01/2029)	155,000	157,980
		439,006
Health Care Providers & Services - 0.8%
Centene Corp.
2.50%, 03/01/2031 (Callable 12/01/2030)	65,000	54,842
2.63%, 08/01/2031 (Callable 05/01/2031)	295,000	248,170
CVS Health Corp.
3.25%, 08/15/2029 (Callable 05/15/2029)	65,000	60,655
3.75%, 04/01/2030 (Callable 01/01/2030)	20,000	18,857
1.88%, 02/28/2031 (Callable 11/28/2030)	85,000	71,024
2.13%, 09/15/2031 (Callable 06/15/2031)	70,000	58,238

	Par	Value
4.78%, 03/25/2038 (Callable 09/25/2037)	$40,000	$35,904
4.13%, 04/01/2040 (Callable 10/01/2039)	43,000	34,870
Elevance Health, Inc., 4.50%, 10/30/2026	95,000	95,028
Humana, Inc., 5.55%, 05/01/2035 (Callable 02/01/2035)	110,000	108,555
Kaiser Foundation Hospitals, 2.81%, 06/01/2041 (Callable 12/01/2040)	70,000	49,810
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032 (Callable 02/01/2032)	115,000	111,800
UnitedHealth Group, Inc.
5.35%, 02/15/2033 (Callable 11/15/2032)	20,000	20,453
3.50%, 08/15/2039 (Callable 02/15/2039)	10,000	8,115
2.75%, 05/15/2040 (Callable 11/15/2039)	50,000	36,006
5.88%, 02/15/2053 (Callable 08/15/2052)	40,000	40,406
5.38%, 04/15/2054 (Callable 10/15/2053)	150,000	141,972
4.95%, 05/15/2062 (Callable 11/15/2061)	30,000	25,952
6.05%, 02/15/2063 (Callable 08/15/2062)	25,000	25,659
5.75%, 07/15/2064 (Callable 01/15/2064)	70,000	68,547
		1,314,863
Hotels, Restaurants & Leisure - 0.1%
GLP Capital LP / GLP Financing II, Inc., 5.30%, 01/15/2029 (Callable 10/15/2028)	80,000	80,142
Insurance - 0.1%
Corebridge Global Funding, 4.90%, 12/03/2029(a)	95,000	94,943
Marsh & McLennan Cos., Inc., 4.75%, 03/15/2039 (Callable 09/15/2038)	40,000	37,910
		132,853
IT Services - 0.1%
International Business Machines Corp., 4.80%, 02/10/2030 (Callable 01/10/2030)	175,000	176,048
Machinery - 0.3%
AGCO Corp., 5.45%, 03/21/2027 (Callable 02/21/2027)	30,000	30,380
Caterpillar Financial Services Corp., 4.70%, 11/15/2029	215,000	217,078

The accompanying notes are an integral part of these financial statements.

49

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Machinery - (Continued)
Otis Worldwide Corp.
2.57%, 02/15/2030 (Callable 11/15/2029)	$235,000	$212,578
5.13%, 11/19/2031 (Callable 09/19/2031)	35,000	35,374
		495,410
Media - 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25%, 01/15/2029 (Callable 11/15/2028)	155,000	139,622
5.05%, 03/30/2029 (Callable 12/30/2028)	20,000	19,910
6.55%, 06/01/2034 (Callable 03/01/2034)	60,000	61,681
3.50%, 03/01/2042 (Callable 09/01/2041)	29,000	19,856
5.38%, 05/01/2047 (Callable 11/01/2046)	65,000	53,593
4.40%, 12/01/2061 (Callable 06/01/2061)	50,000	33,166
Comcast Corp.
4.80%, 05/15/2033 (Callable 02/15/2033)	75,000	73,675
3.20%, 07/15/2036 (Callable 01/15/2036)	35,000	28,838
3.75%, 04/01/2040 (Callable 10/01/2039)	200,000	163,584
2.89%, 11/01/2051 (Callable 05/01/2051)	75,000	45,643
2.94%, 11/01/2056 (Callable 05/01/2056)	75,000	43,987
Cox Communications, Inc.
2.60%, 06/15/2031 (Callable 03/15/2031)(a)	110,000	94,688
5.45%, 09/01/2034 (Callable 06/01/2034)(a)	65,000	63,365
5.95%, 09/01/2054 (Callable 03/01/2054)(a)	70,000	64,677
Discovery Communications LLC, 3.63%, 05/15/2030 (Callable 02/15/2030)	60,000	53,929
Paramount Global
4.38%, 03/15/2043	25,000	18,457
5.85%, 09/01/2043 (Callable 03/01/2043)	110,000	96,072
4.95%, 05/19/2050 (Callable 11/19/2049)	25,000	19,118
Time Warner Cable, Inc.
5.50%, 09/01/2041 (Callable 03/01/2041)	30,000	25,950
4.50%, 09/15/2042 (Callable 03/15/2042)	50,000	37,921

	Par	Value
Warnermedia Holdings, Inc.
4.05%, 03/15/2029 (Callable 01/15/2029)	$90,000	$84,743
4.28%, 03/15/2032 (Callable 12/15/2031)	335,000	294,494
5.05%, 03/15/2042 (Callable 09/15/2041)	55,000	43,833
5.14%, 03/15/2052 (Callable 09/15/2051)	385,000	279,679
5.39%, 03/15/2062 (Callable 09/15/2061)	255,000	182,896
		2,043,377
Metals & Mining - 0.4%
BHP Billiton Finance USA Ltd.
4.90%, 02/28/2033 (Callable 11/28/2032)	95,000	93,949
5.25%, 09/08/2033 (Callable 06/08/2033)	15,000	15,156
Glencore Funding LLC
5.37%, 04/04/2029 (Callable 03/04/2029)(a)	225,000	228,544
6.38%, 10/06/2030 (Callable 08/06/2030)(a)	70,000	74,153
Rio Tinto Alcan, Inc., 6.13%, 12/15/2033	130,000	138,973
Rio Tinto Finance USA PLC
5.00%, 03/14/2032 (Callable 01/14/2032)	20,000	20,076
5.88%, 03/14/2065 (Callable 09/14/2064)	105,000	105,823
		676,674
Multi-Utilities - 0.3%
Dominion Energy, Inc.
3.38%, 04/01/2030 (Callable 01/01/2030)	99,000	92,454
5.00%, 06/15/2030 (Callable 05/15/2030)	145,000	145,694
NiSource, Inc.
3.60%, 05/01/2030 (Callable 02/01/2030)	154,000	145,703
5.40%, 06/30/2033 (Callable 03/30/2033)	20,000	20,053
5.35%, 04/01/2034 (Callable 01/01/2034)	20,000	20,024
Public Service Enterprise Group, Inc., 4.90%, 03/15/2030 (Callable 02/15/2030)	135,000	135,541
		559,469
Oil, Gas & Consumable Fuels - 2.3%
Aker BP ASA
5.13%, 10/01/2034 (Callable 07/01/2034)(a)	150,000	142,860
5.80%, 10/01/2054 (Callable 04/01/2054)(a)	150,000	136,062

The accompanying notes are an integral part of these financial statements.

50

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Oil, Gas & Consumable Fuels - (Continued)
Atmos Energy Corp., 5.90%, 11/15/2033 (Callable 08/15/2033)	$45,000	$47,541
Boston Gas Co., 3.76%, 03/16/2032 (Callable 12/16/2031)(a)	20,000	18,122
Brooklyn Union Gas Co., 4.87%, 08/05/2032 (Callable 05/05/2032)(a)	110,000	106,127
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028 (Callable 07/15/2028)(a)	65,000	67,214
5.10%, 10/01/2031 (Callable 08/01/2031)(a)	36,000	35,545
5.68%, 01/15/2034 (Callable 10/15/2033)(a)	25,000	24,868
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030 (Callable 06/15/2030)(a)	120,000	124,610
6.04%, 11/15/2033 (Callable 08/15/2033)(a)	10,000	10,308
ConocoPhillips Co.
4.70%, 01/15/2030 (Callable 12/15/2029)	90,000	90,443
3.80%, 03/15/2052 (Callable 09/15/2051)	77,000	56,578
5.30%, 05/15/2053 (Callable 11/15/2052)	35,000	32,684
4.03%, 03/15/2062 (Callable 09/15/2061)	80,000	58,166
5.70%, 09/15/2063 (Callable 03/15/2063)	60,000	58,231
5.65%, 01/15/2065 (Callable 06/15/2064)	75,000	72,124
Coterra Energy, Inc., 5.40%, 02/15/2035 (Callable 11/15/2034)	60,000	58,946
Diamondback Energy, Inc.
5.55%, 04/01/2035 (Callable 01/01/2035)	90,000	90,179
6.25%, 03/15/2053 (Callable 09/15/2052)	30,000	29,948
5.75%, 04/18/2054 (Callable 10/18/2053)	15,000	14,089
5.90%, 04/18/2064 (Callable 10/18/2063)	65,000	60,977
Enbridge, Inc.
3.13%, 11/15/2029 (Callable 08/15/2029)	70,000	65,101
5.63%, 04/05/2034 (Callable 01/05/2034)(e)	190,000	192,634
Energy Transfer LP
5.25%, 07/01/2029 (Callable 06/01/2029)	60,000	60,838
6.40%, 12/01/2030 (Callable 10/01/2030)	70,000	74,550
5.70%, 04/01/2035 (Callable 01/01/2035)	145,000	145,711

	Par	Value
Enterprise Products Operating LLC
4.95%, 02/15/2035 (Callable 11/15/2034)	$90,000	$88,596
3.30%, 02/15/2053 (Callable 08/15/2052)	25,000	16,628
EOG Resources, Inc., 5.65%, 12/01/2054 (Callable 06/01/2054)	70,000	68,975
Equinor ASA
3.63%, 04/06/2040 (Callable 10/06/2039)	95,000	79,288
3.70%, 04/06/2050 (Callable 10/06/2049)	15,000	11,319
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034(a)	147,430	129,913
2.94%, 09/30/2040(a)	176,648	144,282
Hess Corp.
7.88%, 10/01/2029	80,000	89,997
7.30%, 08/15/2031	70,000	79,161
7.13%, 03/15/2033	68,000	76,804
KeySpan Gas East Corp., 5.99%, 03/06/2033 (Callable 12/06/2032)(a)	15,000	15,350
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	75,000	66,736
ONEOK, Inc.
4.40%, 10/15/2029 (Callable 09/15/2029)	50,000	49,072
6.10%, 11/15/2032 (Callable 08/15/2032)	15,000	15,702
5.05%, 11/01/2034 (Callable 08/01/2034)	50,000	48,193
5.85%, 11/01/2064 (Callable 05/01/2064)	100,000	93,638
Shell Finance US, Inc.
4.38%, 05/11/2045	15,000	12,757
3.25%, 04/06/2050 (Callable 10/06/2049)	180,000	123,779
Southern California Gas Co.
5.75%, 06/01/2053 (Callable 12/01/2052)	50,000	48,863
5.60%, 04/01/2054 (Callable 10/01/2053)	55,000	53,164
Targa Resources Corp., 5.55%, 08/15/2035 (Callable 05/15/2035)	75,000	74,719
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/2032 (Callable 07/15/2026)	140,000	129,022
TotalEnergies Capital SA
5.28%, 09/10/2054 (Callable 03/10/2054)	55,000	51,715
5.64%, 04/05/2064 (Callable 10/05/2063)	175,000	170,235
5.43%, 09/10/2064 (Callable 03/10/2064)	120,000	112,535

The accompanying notes are an integral part of these financial statements.

51

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Oil, Gas & Consumable Fuels - (Continued)
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030 (Callable 02/15/2030)	$25,000	$23,129
Whistler Pipeline LLC
5.40%, 09/30/2029 (Callable 08/30/2029)(a)	5,000	5,033
5.70%, 09/30/2031 (Callable 07/30/2031)(a)	60,000	60,639
5.95%, 09/30/2034 (Callable 06/30/2034)(a)	40,000	40,367
Williams Cos., Inc., 5.65%, 03/15/2033 (Callable 12/15/2032)	40,000	40,915
		3,894,982
Other Electric Power Generation - 0.0%(f)
Duke Energy Carolinas LLC, 4.85%, 03/15/2030 (Callable 02/15/2030)	35,000	35,321
Personal Products - 0.2%
Haleon US Capital LLC, 3.38%, 03/24/2027 (Callable 02/24/2027)	275,000	269,505
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co., 5.55%, 02/22/2054 (Callable 08/22/2053)	75,000	73,680
Cardinal Health, Inc., 5.00%, 11/15/2029 (Callable 10/15/2029)	230,000	231,673
Cencora, Inc., 4.85%, 12/15/2029 (Callable 11/15/2029)	160,000	160,711
Eli Lilly & Co.
4.20%, 08/14/2029 (Callable 07/14/2029)	45,000	44,714
4.60%, 08/14/2034 (Callable 05/14/2034)	30,000	29,431
5.50%, 02/12/2055 (Callable 08/12/2054)	70,000	70,663
Pfizer, Inc., 3.90%, 03/15/2039 (Callable 09/15/2038)	50,000	43,049
		653,921
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
4.15%, 02/15/2028 (Callable 01/15/2028)	95,000	94,153
5.05%, 07/12/2029 (Callable 06/12/2029)	65,000	65,857
Foundry JV Holdco LLC, 6.15%, 01/25/2032 (Callable 11/25/2031)(a)	200,000	207,771

	Par	Value
Intel Corp.
3.73%, 12/08/2047 (Callable 06/08/2047)	$170,000	$118,159
3.25%, 11/15/2049 (Callable 05/15/2049)	38,000	23,754
4.75%, 03/25/2050 (Callable 09/25/2049)	75,000	60,216
5.05%, 08/05/2062 (Callable 02/05/2062)	95,000	76,988
Microchip Technology, Inc.
4.90%, 03/15/2028	125,000	125,321
5.05%, 02/15/2030 (Callable 01/25/2030)	65,000	64,831
NVIDIA Corp., 3.50%, 04/01/2040 (Callable 10/01/2039)	135,000	112,904
QUALCOMM, Inc., 4.80%, 05/20/2045 (Callable 11/20/2044)	40,000	36,515
		986,469
Software - 0.4%
Accenture Capital, Inc., 4.25%, 10/04/2031 (Callable 08/04/2031)	210,000	205,999
Oracle Corp.
2.30%, 03/25/2028 (Callable 01/25/2028)	55,000	51,634
5.25%, 02/03/2032 (Callable 12/03/2031)	30,000	30,353
4.30%, 07/08/2034 (Callable 01/08/2034)	145,000	134,630
3.80%, 11/15/2037 (Callable 05/15/2037)	50,000	42,008
3.60%, 04/01/2040 (Callable 10/01/2039)	37,000	29,003
3.60%, 04/01/2050 (Callable 10/01/2049)	22,000	15,225
4.10%, 03/25/2061 (Callable 09/25/2060)	45,000	32,020
5.50%, 09/27/2064 (Callable 03/27/2064)	85,000	76,720
		617,592
Specialty Retail - 0.1%
AutoZone, Inc.
6.55%, 11/01/2033 (Callable 08/01/2033)	50,000	54,324
5.40%, 07/15/2034 (Callable 04/15/2034)	20,000	20,167
O’Reilly Automotive, Inc., 4.70%, 06/15/2032 (Callable 03/15/2032)	57,000	55,745
Penske Truck Leasing Co. Lp/ PTL Finance Corp.
5.75%, 05/24/2026 (Callable 04/24/2026)(a)	55,000	55,616
6.05%, 08/01/2028 (Callable 07/01/2028)(a)	50,000	51,879
		237,731

The accompanying notes are an integral part of these financial statements.

52

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry, Inc.
5.10%, 03/11/2030 (Callable 02/11/2030)	$60,000	$59,941
5.50%, 03/11/2035 (Callable 12/11/2034)	130,000	128,216
		188,157
Tobacco - 0.5%
BAT Capital Corp.
5.83%, 02/20/2031 (Callable 12/20/2030)	70,000	72,722
5.63%, 08/15/2035 (Callable 05/15/2035)	135,000	135,307
Philip Morris International, Inc.
4.38%, 11/01/2027	40,000	39,978
4.88%, 02/15/2028 (Callable 01/15/2028)	41,000	41,526
5.13%, 02/15/2030 (Callable 12/15/2029)	220,000	224,135
5.13%, 02/13/2031 (Callable 12/13/2030)	40,000	40,645
4.75%, 11/01/2031 (Callable 09/01/2031)	145,000	144,435
5.38%, 02/15/2033 (Callable 11/15/2032)	50,000	50,895
5.63%, 09/07/2033 (Callable 06/07/2033)	110,000	113,898
		863,541
Wireless Telecommunication Services - 0.3%
Cisco Systems, Inc.
4.75%, 02/24/2030 (Callable 01/24/2030)	145,000	147,107
4.95%, 02/26/2031 (Callable 12/26/2030)	90,000	91,710
5.35%, 02/26/2064 (Callable 08/26/2063)	30,000	29,002
T-Mobile USA, Inc.
2.05%, 02/15/2028 (Callable 12/15/2027)	65,000	60,680
2.55%, 02/15/2031 (Callable 11/15/2030)	50,000	44,046
5.13%, 05/15/2032 (Callable 03/15/2032)	55,000	55,262
5.05%, 07/15/2033 (Callable 04/15/2033)	20,000	19,834
5.75%, 01/15/2034 (Callable 10/15/2033)	35,000	36,378
4.70%, 01/15/2035 (Callable 10/15/2034)	85,000	81,616
		565,635
TOTAL CORPORATE OBLIGATIONS (Cost $34,330,197)		33,462,056

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.2%
AJAX Mortgage Loan Trust, Series 2021-C, Class A, 5.12%, 01/25/2061 (Callable 04/25/2025)(a)(g)	$53,472	$53,476
Angel Oak Mortgage Trust LLC
Series 2020-6, Class A1, 1.26%, 05/25/2065 (Callable 04/25/2025)(a)(c)	21,780	19,718
Series 2020-R1, Class A1, 0.99%, 04/25/2053 (Callable 04/25/2025)(a)(c)	38,815	36,883
Series 2021-1, Class A1, 0.91%, 01/25/2066 (Callable 04/25/2025)(a)(c)	71,516	60,978
Series 2021-2, Class A1, 0.99%, 04/25/2066 (Callable 04/25/2025)(a)(c)	75,229	64,781
Series 2021-3, Class A1, 1.07%, 05/25/2066 (Callable 04/25/2025)(a)(c)	143,459	123,370
Series 2021-4, Class A1, 1.04%, 01/20/2065 (Callable 04/25/2025)(a)(c)	122,566	102,732
Series 2021-5, Class A1, 0.95%, 07/25/2066 (Callable 04/25/2025)(a)(c)	179,345	154,890
Series 2021-8, Class A1, 1.82%, 11/25/2066 (Callable 04/25/2025)(a)(c)	137,847	122,273
Series 2022-1, Class A1, 2.88%, 12/25/2066 (Callable 04/25/2025)(a)(g)	364,134	335,308
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 04/25/2025)(a)(c)	44,639	43,023
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 04/25/2025)(a)(c)	42,344	40,214
BANK
Series 2019-BN18, Class XA, 0.88%, 05/15/2062 (Callable 02/15/2029)(b)(c)	967,252	28,822
Series 2019-BN20, Class XA, 0.81%, 09/15/2062 (Callable 07/15/2029)(b)(c)	1,132,067	34,964
Series 2019-BN22, Class XA, 0.58%, 11/15/2062 (Callable 08/15/2029)(b)(c)	1,285,653	30,255
Series 2019-BN23, Class XA, 0.68%, 12/15/2052 (Callable 09/15/2029)(b)(c)	2,111,690	56,366
Series 2019-BN24, Class XA, 0.63%, 11/15/2062 (Callable 09/15/2029)(b)(c)	974,734	25,630

The accompanying notes are an integral part of these financial statements.

53

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2020-BN26, Class XA, 1.20%, 03/15/2063 (Callable 12/15/2029)(b)(c)	$941,412	$41,721
Series 2020-BN28, Class XA, 1.76%, 03/15/2063 (Callable 07/15/2030)(b)(c)	1,505,314	114,392
Series 2023-BNK45, Class XA, 1.00%, 02/15/2056 (Callable 10/15/2032)(b)(c)	990,510	56,365
BBCMS Mortgage Trust
Series 2022-C15, Class A5, 3.66%, 04/15/2055 (Callable 04/15/2032)(c)	90,000	82,374
Series 2024-C28, Class XA, 1.11%, 09/15/2057 (Callable 05/15/2034)(b)(c)	998,442	79,338
BBCMS Trust
Series 2024-C24, Class XA, 1.62%, 02/15/2057 (Callable 11/15/2033)(b)(c)	996,403	100,622
Series 2025-C32, Class XA, 1.13%, 02/15/2062 (Callable 10/15/2034)(b)(c)	999,786	87,041
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.22%, 03/15/2062 (Callable 01/15/2029)(b)(c)	1,236,021	50,295
Series 2019-B11, Class A2, 3.41%, 05/15/2052 (Callable 06/15/2029)	23,370	23,562
Series 2019-B12, Class XA, 1.07%, 08/15/2052 (Callable 05/15/2029)(b)(c)	907,246	26,854
Series 2020-B18, Class XA, 1.81%, 07/15/2053 (Callable 05/15/2030)(b)(c)	360,771	18,801
Series 2020-B22, Class XA, 1.50%, 01/15/2054 (Callable 11/15/2030)(b)(c)	745,196	50,996
Series 2023-B39, Class XA, 0.57%, 07/15/2056 (Callable 03/15/2033)(b)(c)	1,829,729	69,197
Series 2023-B40, Class XA, 1.17%, 12/15/2056 (Callable 10/15/2033)(b)(c)	967,918	58,493
Benefit Street Partners CLO XXXI, Ltd., Series 2023-31A, Class B1, 6.65% (3 mo. Term SOFR + 2.35%), 04/25/2036 (Callable 04/25/2025)(a)	250,000	250,197
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056 (Callable 04/25/2025)(a)(c)	88,830	79,764

	Par	Value
BMO Mortgage Trust, Series 2024-C9, Class XA, 0.86%, 07/15/2057 (Callable 05/15/2034)(b)(c)	$1,072,082	$71,054
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, 6.24% (1 mo. Term SOFR + 1.92%), 08/15/2041(a)	445,000	447,713
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/2041(a)(c)	195,000	198,391
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.94%, 02/25/2049 (Callable 09/25/2025)(a)(c)	42,543	39,553
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060 (Callable 04/25/2025)(a)(c)	31,245	30,009
BX Trust, Series 2024-PAT, Class A, 6.41% (1 mo. Term SOFR + 2.09%), 03/15/2041(a)	85,000	85,287
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class C, 6.07% (1 mo. Term SOFR + 1.75%), 12/15/2037(a)	100,000	99,887
Citigroup Commercial Mortgage Trust
Series 2016-P3, Class A4, 3.33%, 04/15/2049 (Callable 04/15/2026)	296,312	290,293
Series 2016-P4, Class A4, 2.90%, 07/10/2049 (Callable 07/10/2026)	505,000	491,064
Citigroup Financial Products, Inc., Series 2018-RP1, Class A1, 3.00%, 09/25/2064 (Callable 11/25/2049)(a)(c)	17,269	16,910
COLT Funding LLC, Series 2021-4, Class A1, 1.40%, 10/25/2066 (Callable 04/25/2025)(a)(c)	143,339	119,296
COLT Mortgage Loan Trust
Series 2020-2R, Class A1, 1.33%, 10/26/2065 (Callable 04/25/2025)(a)(c)	46,305	42,436
Series 2020-RPL1, Class A1, 1.39%, 01/25/2065 (Callable 04/25/2025)(a)(c)	255,507	217,620
Series 2021-1, Class A1, 0.91%, 06/25/2066 (Callable 04/25/2025)(a)(c)	117,438	98,223
Series 2021-3, Class A1, 0.96%, 09/27/2066 (Callable 04/25/2025)(a)(c)	224,143	184,953
Series 2021-HX1, Class A1, 1.11%, 10/25/2066 (Callable 04/25/2025)(a)(c)	299,430	257,602
Series 2022-1, Class A1, 2.28%, 12/27/2066 (Callable 04/25/2025)(a)(c)	347,285	309,310

The accompanying notes are an integral part of these financial statements.

54

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2022-4, Class A1, 4.30%, 03/25/2067 (Callable 04/25/2025)(a)(c)	$72,527	$71,652
COMM Mortgage Trust
Series 2022-HC, Class A, 2.82%, 01/10/2039 (Callable 01/10/2027)(a)	100,000	93,704
Series 2022-HC, Class C, 3.38%, 01/10/2039 (Callable 01/10/2027)(a)	100,000	91,005
Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 07/16/2029 (Callable 06/15/2027)(a)	115,930	117,485
Commercial Mortgage Pass Through Certificates
Series 2024-277P, Class A, 6.34%, 08/10/2044(a)	115,000	119,946
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (Callable 12/10/2029)(a)(c)	80,000	82,371
Computershare Corporate Trust
Series 2015-NXS1, Class A5, 3.15%, 05/15/2048 (Callable 04/15/2025)	102,247	101,797
Series 2024-C63, Class XA, 1.00%, 08/15/2057 (Callable 05/15/2034)(b)(c)	1,358,148	101,492
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class ASB, 2.96%, 01/15/2049 (Callable 05/15/2026)	45,255	44,965
CSMC Trust
Series 2017-FHA1, Class A1, 3.25%, 04/25/2047 (Callable 02/25/2035)(a)(c)	18,338	16,567
Series 2020-NET, Class A, 2.26%, 08/15/2037(a)	38,588	37,940
Series 2020-NQM1, Class A1, 2.21%, 05/25/2065 (Callable 04/25/2025)(a)(g)	63,337	59,916
Series 2020-RPL4, Class A1, 2.00%, 01/25/2060 (Callable 02/25/2044)(a)(c)	158,318	141,737
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066 (Callable 04/25/2025)(a)(c)	140,869	126,582
Series 2021-NQM5, Class A1, 0.94%, 05/25/2066 (Callable 04/25/2025)(a)(c)	115,635	96,392
Series 2021-NQM6, Class A1, 1.17%, 07/25/2066 (Callable 04/25/2025)(a)(c)	282,156	233,438
Series 2021-NQM8, Class A1, 1.84%, 10/25/2066 (Callable 04/25/2025)(a)(c)	152,378	137,229

	Par	Value
Series 2021-RPL4, Class A1, 4.10%, 12/27/2060 (Callable 04/25/2025)(a)(c)	$84,370	$84,145
Series 2022-NQM1, Class A1, 2.27%, 11/25/2066 (Callable 04/25/2025)(a)(c)	404,450	360,759
DBGS Mortgage Trust
Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)	215,000	210,145
Series 2018-C1, Class XA, 0.19%, 10/15/2051 (Callable 07/15/2028)(b)(c)	10,769,823	61,876
DBJPM Mortgage Trust
Series 2016-C1, Class ASB, 3.04%, 05/10/2049 (Callable 04/10/2026)	79,242	78,609
Series 2016-C3, Class A5, 2.89%, 08/10/2049 (Callable 08/10/2026)	475,000	462,546
Series 2020-C9, Class XA, 1.72%, 09/15/2053 (Callable 06/15/2030)(b)(c)	283,307	12,868
DC Commercial Mortgage Trust, Series 2024-HLTN, Class A, 5.73%, 04/13/2040(a)(c)	90,000	91,682
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066 (Callable 04/25/2025)(a)(c)	46,786	41,423
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.93%, 06/25/2066 (Callable 04/25/2025)(a)(c)	55,801	45,934
Series 2022-1, Class A1, 2.21%, 01/25/2067 (Callable 04/25/2025)(a)(c)	183,341	159,574
Fannie Mae Connecticut Avenue Securities, Series 2024-R02, Class 1M2, 6.14% (30 day avg SOFR US + 1.80%), 02/25/2044 (Callable 02/25/2029)(a)	70,000	70,235
FirstKeyHomes Trust
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	113,587	112,496
Series 2022-SFR2, Class A, 4.25%, 07/17/2039(a)	479,608	474,038
GCAT Trust
Series 2021-NQM1, Class A1, 0.87%, 01/25/2066 (Callable 04/25/2025)(a)(c)	85,036	73,213
Series 2021-NQM2, Class A1, 1.04%, 05/25/2066 (Callable 04/25/2025)(a)(c)	107,661	91,723
Series 2021-NQM3, Class A1, 1.09%, 05/25/2066 (Callable 04/25/2025)(a)(c)	136,775	117,342

The accompanying notes are an integral part of these financial statements.

55

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2021-NQM4, Class A1, 1.09%, 08/25/2066 (Callable 04/25/2025)(a)(c)	$202,213	$167,831
Series 2021-NQM7, Class A1, 1.92%, 08/25/2066 (Callable 05/25/2032)(a)(c)	97,620	90,077
Government National Mortgage Association, Series 2013-37, Class LG, 2.00%, 01/20/2042	17,107	16,609
GS Mortgage Securities Corp. II, Series 2020-GC45, Class XA, 0.62%, 02/13/2053 (Callable 10/13/2029)(b)(c)	1,350,123	32,046
GS Mortgage Securities Trust
Series 2012-BWTR, Class A, 2.95%, 11/05/2034 (Callable 11/05/2025)(a)	141,104	121,945
Series 2015-GC34, Class A4, 3.51%, 10/10/2048 (Callable 10/10/2025)	35,000	34,586
HIH Trust, Series 2024-61P, Class A, 6.16% (1 mo. Term SOFR + 1.84%), 10/15/2041(a)	110,000	110,672
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.88%, 05/10/2039(a)(c)	100,000	100,728
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.07%, 09/25/2056 (Callable 04/25/2025)(a)(c)	108,046	90,081
Series 2022-NQM2, Class A1, 3.64%, 03/25/2067 (Callable 04/25/2025)(a)(g)	387,967	364,360
IRV Trust, Series 2025-200P, Class A, 5.29%, 03/14/2047 (Callable 02/14/2035)(a)(c)	375,000	373,529
JP Morgan Chase Commercial Mortgage Securities, Series 2024-OMNI, Class A, 5.80%, 10/05/2039(a)(c)	100,000	101,480
JPMBB Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, 01/16/2037 (Callable 04/16/2025)(a)	90,000	80,639
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A1, 4.75%, 07/25/2061 (Callable 04/25/2025)(a)(g)	109,425	109,198
Series 2021-GS4, Class A1, 4.65%, 11/25/2060 (Callable 04/25/2025)(a)(g)	61,273	61,208
LEX 2024-BBG Mortgage Trust, Series 2024-BBG, Class A, 4.87%, 10/13/2033 (Callable 10/13/2028)(a)(c)	100,000	99,142
Mcp Holding Co. LLC, Series 2024-70P, Class A, 4.96%, 03/10/2041(a)(c)	425,000	429,042

	Par	Value
MF1, Ltd., Series 2022-FL8, Class AS, 6.07% (1 mo. Term SOFR + 1.75%), 02/19/2037 (Callable 04/17/2025)(a)	$260,000	$259,922
MFRA Trust
Series 2020-NQM3, Class A1, 1.01%, 01/26/2065 (Callable 04/25/2025)(a)(c)	13,969	13,137
Series 2021-NQM1, Class A1, 1.15%, 04/25/2065 (Callable 04/25/2025)(a)(c)	49,696	46,324
Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (Callable 04/25/2025)(a)(c)	76,641	66,819
Mill City Mortgage Loan Trust
Series 2017-3, Class A1, 2.75%, 01/25/2061 (Callable 10/25/2035)(a)(c)	4,234	4,219
Series 2018-1, Class A1, 3.25%, 05/25/2062 (Callable 05/25/2030)(a)(c)	16,455	16,246
Series 2018-2, Class A1, 3.50%, 05/25/2058 (Callable 10/25/2035)(a)(c)	2,736	2,728
Series 2019-GS1, Class A1, 2.75%, 07/25/2059 (Callable 03/25/2035)(a)(c)	102,027	99,182
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%, 05/15/2049 (Callable 05/15/2026)	175,000	171,987
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/2056 (Callable 09/15/2033)(b)(c)	235,549	14,231
New Economy Assets LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061 (Callable 04/20/2025)(a)	250,000	233,476
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75%, 11/26/2035 (Callable 02/25/2030)(a)(c)	24,214	23,320
Series 2016-4A, Class A1, 3.75%, 11/25/2056 (Callable 06/25/2033)(a)(c)	21,204	20,220
Series 2017-4A, Class A1, 4.00%, 05/25/2057 (Callable 07/25/2032)(a)(c)	16,809	16,089
Series 2017-5A, Class A1, 6.94% (1 mo. Term SOFR + 1.61%), 06/25/2057 (Callable 11/25/2031)(a)	14,206	14,375
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 09/25/2033)(a)(c)	59,339	57,568
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (Callable 03/25/2035)(a)(c)	127,077	124,155

The accompanying notes are an integral part of these financial statements.

56

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2018-4A, Class A1S, 5.18% (1 mo. Term SOFR + 0.86%), 01/25/2048 (Callable 05/25/2032)(a)	$47,218	$46,131
Series 2019-3A, Class A1A, 3.75%, 11/25/2058 (Callable 07/25/2032)(a)(c)	88,132	84,457
Series 2019-5A, Class A1B, 3.50%, 08/25/2059 (Callable 04/25/2037)(a)(c)	62,158	58,768
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059 (Callable 04/25/2025)(a)(c)	16,925	16,094
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (Callable 04/25/2025)(a)(c)	34,433	32,782
Series 2021-NQM3, Class A1, 1.16%, 11/27/2056 (Callable 04/25/2025)(a)(c)	223,881	194,512
Series 2022-NQM1, Class A1, 2.28%, 04/25/2061 (Callable 04/25/2025)(a)(c)	350,179	313,099
NJ 2025-WBRK, Series 2025-WBRK, Class A, 5.87%, 03/05/2035(a)	495,000	508,086
NMLT Trust, Series 2021-INV1, Class A1, 1.19%, 05/25/2056 (Callable 04/25/2025)(a)(c)	224,853	194,402
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.29%, 02/10/2047(a)(c)	65,000	66,674
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A, 5.53% (1 mo. Term SOFR + 1.21%), 02/15/2042(a)	195,000	193,972
OBX Trust
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066 (Callable 04/25/2025)(a)(c)	132,035	113,166
Series 2021-NQM3, Class A1, 1.05%, 07/25/2061 (Callable 04/25/2025)(a)(c)	139,390	112,985
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061 (Callable 04/25/2025)(a)(c)	314,215	278,702
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061 (Callable 04/25/2025)(a)(c)	92,219	76,805
Pretium Mortgage Credit Partners LLC
Series 2021-NPL3, Class A1, 4.87%, 07/25/2051 (Callable 04/25/2025)(a)(g)	100,611	100,545
Series 2021-RN2, Class A1, 4.74%, 07/25/2051 (Callable 04/25/2025)(a)(g)	92,770	92,419

	Par	Value
Progress Residential Trust
Series 2021-SFR3, Class A, 1.64%, 05/17/2026(a)	$364,374	$356,238
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(a)	323,863	310,743
Series 2022-SFR3, Class A, 3.20%, 04/17/2039 (Callable 04/17/2025)(a)	105,600	102,356
Series 2022-SFR4, Class A, 4.44%, 05/17/2041(a)	295,811	290,370
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(a)	95,551	94,578
Series 2022-SFR7, Class A, 4.75%, 10/27/2039(a)	142,488	142,445
PRPM Trust
Series 2020-6, Class A1, 6.36%, 11/25/2025 (Callable 04/25/2025)(a)(g)	36,386	36,463
Series 2021-4, Class A1, 4.87%, 04/25/2026 (Callable 04/25/2025)(a)(g)	139,984	140,108
Series 2021-5, Class A1, 4.79%, 06/25/2026 (Callable 04/25/2025)(a)(g)	134,949	134,785
RFR Trust, Series 2025-SGRM, Class A, 5.56%, 03/11/2041(a)(c)	657,040	667,030
Sabey Data Center Issuer LLC, Series 2024-1, Class A2, 6.00%, 04/20/2049 (Callable 04/20/2027)(a)	50,000	50,992
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class A4, 3.06%, 10/10/2048 (Callable 07/10/2026)	75,000	73,003
Series 2020-COVE, Class A, 2.63%, 03/15/2037(a)	355,000	340,312
SGR Residential Mortgage Trust, Series 2021-1, Class A1, 1.16%, 07/25/2061 (Callable 04/25/2025)(a)(c)	206,833	167,364
SHR Trust, Series 2024-LXRY, Class A, 6.27% (1 mo. Term SOFR + 1.95%), 10/15/2041(a)	450,000	450,871
Starwood Mortgage Residential Trust
Series 2020-3, Class A1, 1.49%, 04/25/2065 (Callable 04/25/2025)(a)(c)	11,451	10,912
Series 2021-1, Class A1, 1.22%, 05/25/2065 (Callable 04/25/2025)(a)(c)	87,204	81,186
Series 2021-2, Class A1, 0.94%, 05/25/2065 (Callable 04/25/2025)(a)(c)	33,179	30,921
Series 2021-6, Class A1, 1.92%, 11/25/2066 (Callable 04/25/2025)(a)(c)	226,596	196,581

The accompanying notes are an integral part of these financial statements.

57

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
TEXAS Commercial Mortgage Trust 2025-TWR, Series 2025-TWR, Class A, 5.60% (1 mo. Term SOFR + 1.29%), 04/15/2042(a)	$325,000	$324,855
TowdPoint Mortgage Trust
Series 2018-1, Class A1, 3.00%, 01/25/2058 (Callable 01/25/2030)(a)(c)	10,165	10,013
Series 2018-2, Class A1, 3.25%, 03/25/2058 (Callable 11/25/2030)(a)(c)	36,263	35,708
Series 2018-3, Class A1, 3.75%, 05/25/2058 (Callable 12/25/2030)(a)(c)	51,768	50,600
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 09/25/2029)(a)(c)	152,411	146,909
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 04/25/2032)(a)	106,755	96,599
Series 2021-R1, Class A1, 2.92%, 11/30/2060(a)(c)	389,354	330,718
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.86%, 04/17/2039(a)	503,321	492,792
Vericrest Opportunity Loan Transferee
Series 2021-CF1, Class A1, 4.99%, 08/25/2051 (Callable 04/25/2025)(a)(g)	118,009	119,046
Series 2021-NPL8, Class A1, 6.12%, 04/25/2051 (Callable 04/25/2025)(a)(g)	48,604	48,655
Series 2021-NPL9, Class A1, 4.99%, 05/25/2051 (Callable 04/25/2025)(a)(g)	42,796	42,807
Verus Securitization Trust
Series 2021-2, Class A1, 1.03%, 02/25/2066 (Callable 04/25/2025)(a)(c)	56,252	49,938
Series 2021-4, Class A1, 0.94%, 07/25/2066 (Callable 04/25/2025)(a)(c)	98,217	81,178
Series 2021-5, Class A1, 1.01%, 09/25/2066 (Callable 04/25/2025)(a)(c)	331,674	282,478
Series 2021-8, Class A1, 1.82%, 11/25/2066 (Callable 12/25/2025)(a)(c)	152,222	138,465
Series 2021-R2, Class A1, 0.92%, 02/25/2064 (Callable 04/25/2025)(a)(c)	57,926	53,464
Series 2022-1, Class A1, 2.72%, 01/25/2067 (Callable 04/25/2025)(a)(g)	245,235	226,262
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,859,710)		22,004,637

	Par	Value
ASSET-BACKED SECURITIES - 6.2%
Affirm, Inc.
Series 2024-A, Class A, 5.61%, 02/15/2029 (Callable 02/15/2026)(a)	$125,000	$125,870
Series 2024-B, Class A, 4.62%, 09/15/2029 (Callable 09/15/2026)(a)	340,000	339,450
Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.00%, 08/17/2048 (Callable 08/15/2026)(a)	210,000	212,338
American Credit Acceptance Receivables Trust, Series 2023-3, Class B, 6.09%, 11/12/2027 (Callable 02/12/2027)(a)	45,267	45,299
Amur Equipment Finance Receivables LLC, Series 2024-1A, Class B, 5.37%, 01/21/2031 (Callable 03/20/2028)(a)	100,000	101,420
ARI Fleet Lease Trust, Series 2023-A, Class A2, 5.41%, 02/17/2032 (Callable 07/15/2026)(a)	86,446	86,645
Auxilior Term Funding LLC, Series 2024-1A, Class A3, 5.49%, 07/15/2031 (Callable 03/15/2029)(a)	140,000	142,821
Bain Capital Credit CLO, Series 2017-2A, Class A1R3, 5.70% (3 mo. Term SOFR + 1.40%), 07/25/2037 (Callable 07/25/2026)(a)	420,000	420,406
Battalion CLO Ltd., Series 2024-25A, Class B, 6.49% (3 mo. Term SOFR + 2.20%), 03/13/2037 (Callable 04/20/2026)(a)	315,000	316,606
Carvana Auto Receivables Trust, Series 2022-P2, Class A3, 4.13%, 04/12/2027 (Callable 04/12/2027)	89,214	89,123
CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 07/15/2060 (Callable 04/15/2025)(a)	89,945	88,771
Series 2020-1, Class A2, 1.99%, 07/15/2060 (Callable 04/15/2025)(a)	86,989	79,887
Series 2021-1A, Class A1, 1.53%, 03/15/2061 (Callable 04/15/2025)(a)	94,245	90,126
Series 2022-1A, Class A1, 5.97%, 08/15/2062(a)	107,484	107,975
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91%, 08/16/2027 (Callable 06/15/2027)(a)	35,636	35,675

The accompanying notes are an integral part of these financial statements.

58

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Credit Acceptance Corp.
Series 2024-1A, Class A, 5.68%, 03/15/2034 (Callable 06/15/2027)(a)	$140,000	$142,064
Series 2024-2A, Class B, 6.11%, 08/15/2034 (Callable 04/15/2028)(a)	305,000	312,389
DB Master Finance Parent LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051 (Callable 11/20/2027)(a)	595,013	513,685
DigitalBridgeGroup, Inc.
Series 2023-1A, Class A2A, 5.00%, 09/15/2048 (Callable 09/15/2026)(a)	315,000	312,248
Series 2024-1A, Class A2, 4.99%, 09/15/2049 (Callable 09/15/2027)(a)	175,000	172,007
DLLAA LLC, Series 2023-1A, Class A3, 5.64%, 02/22/2028 (Callable 10/20/2027)(a)	110,000	111,741
Domino’s SPV Guarantor LLC
Series 2018-1A, Class A2I, 4.12%, 07/25/2048 (Callable 04/25/2025)(a)	180,025	179,184
Series 2019-1A, Class A2, 3.67%, 10/25/2049 (Callable 10/25/2026)(a)	72,000	67,715
Series 2021-1A, Class A2I, 2.66%, 04/25/2051 (Callable 10/25/2025)(a)	481,388	444,895
Elmwood CLO Ltd.
Series 2022-6A, Class BR, 6.70% (3 mo. Term SOFR + 2.40%), 10/17/2036 (Callable 10/17/2025)(a)	285,000	286,532
Series 2023-2A, Class B, 6.56% (3 mo. Term SOFR + 2.25%), 04/16/2036 (Callable 04/16/2025)(a)	250,000	250,123
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11%, 09/15/2027 (Callable 09/15/2027)	27,691	27,746
Flagship Credit Auto Trust, Series 2023-1, Class B, 5.05%, 01/18/2028 (Callable 09/15/2027)(a)	53,000	53,071
Glencore Funding LLC, 5.67%, 04/01/2035 (Callable 01/01/2035)(a)	55,000	55,088
GLS Auto Receivables Trust
Series 2024-4A, Class B, 4.89%, 04/16/2029 (Callable 04/16/2029)(a)	140,000	140,427
Series 2025-1A, Class B, 4.98%, 07/16/2029 (Callable 07/16/2029)(a)	225,000	226,506

	Par	Value
GreatAmerica Leasing Receivables, Series 2024-1, Class B, 5.18%, 12/16/2030 (Callable 02/15/2028)(a)	$55,000	$55,793
GTP Acquisition Partners I LLC, Series 2015-1-2, 3.48%, 06/16/2025 (Callable 05/02/2025)(a)	300,000	298,958
Hertz Global Holdings, Inc., Series 2025-2A, Class A, 5.13%, 09/25/2031 (Callable 09/25/2030)(a)	110,000	110,694
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (Callable 05/15/2030)(a)	83,078	73,695
Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 10/15/2030)(a)	140,072	123,126
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 07/15/2033)(a)	175,380	178,467
Octagon Investment Partners Ltd., Series 2023-2A, Class B, 6.64% (3 mo. Term SOFR + 2.35%), 04/20/2036 (Callable 04/20/2025)(a)	280,000	280,183
RR, Ltd.
Series 2022-23A, Class A2R, 6.95% (3 mo. Term SOFR + 2.65%), 10/15/2035 (Callable 07/15/2025)(a)	420,000	421,799
Series 2023-26A, Class A2R, 5.82% (3 mo. Term SOFR + 1.50%), 04/15/2038 (Callable 04/15/2026)(a)	250,000	248,435
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98%, 02/15/2028 (Callable 01/15/2027)	71,582	71,640
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.52%, 01/20/2032 (Callable 03/20/2030)(a)	100,000	101,903
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.04%, 07/25/2031 (Callable 04/25/2028)(a)	54,175	54,308
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2, 5.90%, 07/25/2048 (Callable 06/25/2026)(a)	180,000	182,472
Series 2024-1A, Class A2, 5.90%, 03/25/2049 (Callable 03/25/2027)(a)	100,000	102,505
Summit Issuer LLC, Series 2020-1A, Class A2, 2.29%, 12/20/2050 (Callable 04/20/2025)(a)	100,000	98,025

The accompanying notes are an integral part of these financial statements.

59

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Taco Bell Corp., Series 2018-1A, Class A2II, 4.94%, 11/25/2048 (Callable 11/25/2025)(a)	$280,988	$280,677
Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, 08/25/2051 (Callable 02/25/2026)(a)	725,085	651,101
Texas Debt Capital CLO Ltd., Series 2023-1A, Class B, 6.59% (3 mo. Term SOFR + 2.30%), 04/20/2036 (Callable 04/20/2025)(a)	250,000	250,156
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 06/15/2028 (Callable 02/15/2027)(a)	76,100	76,308
Venture CDO Ltd., Series 2021-42A, Class A1A, 5.69% (3 mo. Term SOFR + 1.39%), 04/15/2034 (Callable 04/15/2025)(a)	410,000	410,176
Vertical Bridge Holdings LLC, Series 2024-1A, Class C2, 5.59%, 05/15/2054 (Callable 05/15/2027)(a)	205,000	206,345
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048 (Callable 06/15/2025)(a)	157,644	152,718
Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 06/05/2025)(a)	197,000	186,063
Zayo Group LLC, Series 2025-1A, Class A2, 5.65%, 03/20/2055 (Callable 09/20/2028)(a)	225,000	224,979
TOTAL ASSET-BACKED SECURITIES (Cost $10,297,408)		10,418,359
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.8%
Bermuda Government International Bond
2.38%, 08/20/2030 (Callable 05/20/2030)	200,000	174,740
5.00%, 07/15/2032 (Callable 04/15/2032)(a)	200,000	197,100
Hungary Government International Bond, 5.50%, 03/26/2036(a)	200,000	191,553
Israel Government International Bond, 5.38%, 02/19/2030	200,000	201,605
Mexico Government International Bond
3.50%, 02/12/2034 (Callable 11/12/2033)	410,000	337,106
6.00%, 05/07/2036 (Callable 02/07/2036)	640,000	619,392
6.88%, 05/13/2037 (Callable 02/13/2037)	200,000	205,120

	Par	Value
Panama Government International Bond, 2.25%, 09/29/2032 (Callable 06/29/2032)	$200,000	$146,037
Peruvian Government International Bond
3.00%, 01/15/2034 (Callable 10/15/2033)	40,000	33,263
5.38%, 02/08/2035 (Callable 11/08/2034)	165,000	162,236
Romanian Government International Bond
5.88%, 01/30/2029(a)	252,000	251,393
3.63%, 03/27/2032	340,000	284,756
5.75%, 03/24/2035(a)	30,000	27,153
7.50%, 02/10/2037(a)	56,000	57,042
Uruguay Government International Bond, 4.38%, 01/23/2031 (Callable 10/23/2030)	100,000	98,355
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $3,029,300)		2,986,851
MUNICIPAL DEBT OBLIGATIONS - 1.2%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, 6.90%, 12/01/2040	98,548	109,152
Commonwealth of Massachusetts, 4.11%, 07/15/2031	89,245	88,617
County of Riverside CA
2.96%, 02/15/2027	345,000	336,947
3.07%, 02/15/2028	345,000	333,410
District of Columbia, 3.43%, 04/01/2042 (Obligor: National Public Radio Inc)	125,000	99,628
Metropolitan Transportation Authority
5.18%, 11/15/2049	20,000	18,021
5.00%, 11/15/2050 (Callable 05/15/2030)	100,000	100,709
New York Transportation Development Corp., 4.25%, 09/01/2035 (Obligor: Research Fndtn Of St Univ)	230,000	223,996
Philadelphia Authority for Industrial Development, 6.55%, 10/15/2028	355,000	379,244
Regents of the University of California Medical Center Pooled Revenue, 6.55%, 05/15/2048	35,000	37,968
State Board of Administration Finance Corp., 1.26%, 07/01/2025	250,000	247,954
State of California, 7.30%, 10/01/2039	60,000	69,757
TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $2,151,878)		2,045,403

The accompanying notes are an integral part of these financial statements.

60

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Units	Value
SHORT-TERM INVESTMENTS - 1.8%
Investments Purchased with Proceeds from Securities Lending - 0.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(h)	423,395	$423,395
	Shares
Money Market Funds - 1.5%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%(h)	2,532,185	2,532,185
TOTAL SHORT-TERM INVESTMENTS (Cost $2,955,580)		2,955,580
TOTAL INVESTMENTS - 111.0% (Cost $197,404,071)		$185,731,294
Liabilities in Excess of Other Assets - (11.0)%		(18,388,734)
TOTAL NET ASSETS - 100.0%		$167,342,560

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
Ent 11th COFI Repl - Enterprise 11th District COFI Replacement Index
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $35,374,932 or 21.1% of the Fund’s net assets.

(b)	Interest only security.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(d)	To-be-announced security.
(e)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $415,605 which represented 0.2% of net assets.
(f)	Represents less than 0.05% of net assets.
(g)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(h)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(i)	All or a portion of this security is held as collateral for certain swap and futures contracts. The approximate value of the portion of this security held as collateral is $872,561.
The accompanying notes are an integral part of these financial statements.

61

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2025

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(28)	06/18/2025	$3,195,500	$(39,625)
U.S. Treasury 10 Year Notes	(22)	06/18/2025	2,446,812	(1,156)
U.S. Treasury 2 Year Notes	(19)	06/30/2025	3,936,266	(19,050)
U.S. Treasury 5 Year Note	(71)	06/30/2025	7,679,094	(87,199)
U.S. Treasury Long Bonds	(20)	06/18/2025	2,345,625	1,283
U.S. Treasury Ultra Bonds	(9)	06/18/2025	1,100,250	2,642
Net Unrealized Appreciation (Depreciation)				$(143,105)

The accompanying notes are an integral part of these financial statements.

62

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
March 31, 2025

Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
4.41%	SOFR	4.16%	Annually	03/19/2045	$2,485,000	$(5,091)	$(73,550)	$(78,641)
4.41%	SOFR	1.56%	Annually	12/15/2051	565,000	(3,131)	224,686	221,555
4.41%	SOFR	2.88%	Annually	03/15/2053	310,000	3,381	48,155	51,536
4.41%	SOFR	2.97%	Annually	03/15/2053	990,000	2,983	146,399	149,381
4.41%	SOFR	3.59%	Annually	09/20/2053	180,000	734	8,420	9,154
Total Interest Rate Swaps						$(1,124)	$354,110	$352,985

The swaps are centrally cleared. Morgan Stanley is the counterparty for the swaps in the Fund.
SOFR - Secured Overnight Borrowing Rate
The accompanying notes are an integral part of these financial statements.

63

GuidePath Growth Allocation Fund
Schedule of Investments
March 31, 2025

	Shares	Value
INVESTMENT COMPANIES - 99.0%
Domestic Equity Funds - 71.1%
AMCAP Fund - Class F-3	1,190,729	$47,986,376
American Funds - New Economy Fund - Class F-3	553,680	32,130,038
American Funds - New Perspective Fund - Class F-3	826,119	50,343,676
American Funds - Smallcap World Fund, Inc. - Class F-3	748,489	48,210,194
American Funds - The Growth Fund of America - Class F-3	1,145,323	79,874,828
American Funds - The Investment Company of America - Class F-3	595,994	33,232,636
American Funds Fundamental Investors - Class F-3	424,601	33,072,196
Invesco QQQ Trust Series 1(a)	19,936	9,348,389
iShares Core S&P Small-Cap ETF	795,954	83,232,910
Schwab U.S. Large-Cap ETF(a)	6,961,110	153,701,309
Schwab U.S. Large-Cap Growth ETF(a)	3,052,151	76,425,861
SPDR S&P 600 Small Cap Growth ETF(a)	198,085	16,441,055
Vanguard Russell 1000 Growth ETF(a)	495,036	45,934,390
Vanguard Russell 2000 Growth(a)	122,534	22,835,436
Vanguard S&P 500 ETF	398,876	204,986,365
Vanguard Value ETF(a)	65,757	11,358,864
		949,114,523
Emerging Market Equity Funds - 6.5%
iShares Core MSCI Emerging Markets ETF	1,599,418	86,320,590
International Equity Funds - 18.9%
iShares Core MSCI Europe ETF(a)	75,818	4,560,453
iShares MSCI ACWI ETF(a)	481,460	56,037,129
JPMorgan BetaBuilders Canada ETF(a)	323,809	23,171,772
Vanguard FTSE All World ex-US Small-Cap ETF(a)	225,321	26,047,107
Vanguard FTSE Developed Markets ETF(a)	2,799,937	142,320,798
		252,137,259
Real Estate Funds - 2.5%
Vanguard Global ex-U.S. Real Estate ETF(a)	291,639	11,799,714
Vanguard Real Estate ETF(a)	235,075	21,283,690
		33,083,404
TOTAL INVESTMENT COMPANIES (Cost $888,389,500)		1,320,655,776

	Units	Value
SHORT-TERM INVESTMENTS - 16.4%
Investments Purchased with Proceeds from Securities Lending - 15.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(b)	203,295,672	$203,295,672

	Shares
Money Market Funds - 1.1%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%(b)	15,093,182	15,093,182
TOTAL SHORT-TERM INVESTMENTS (Cost $218,388,854)		218,388,854
TOTAL INVESTMENTS - 115.4% (Cost $1,106,778,354)		$1,539,044,630
Liabilities in Excess of Other Assets - (15.4)%		(205,033,725)
TOTAL NET ASSETS - 100.0%		$1,334,010,905

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $198,775,451 which represented 14.9% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

64

GuidePath Conservative Allocation Fund
Schedule of Investments
March 31, 2025

	Shares	Value
INVESTMENT COMPANIES - 99.0%
Alternative Funds - 2.1%
SPDR Gold MiniShares Trust(a)(b)	187,750	$11,619,848
Domestic Equity Funds - 25.3%
American Funds - Mutual Fund - Class F-3	257,884	14,505,959
American Funds - Washington Mutual Investors Fund - Class F-3	234,265	14,407,300
iShares Core S&P Small-Cap ETF	160,662	16,800,425
iShares Global 100 ETF	49,750	4,790,428
iShares MSCI USA Min Vol Factor ETF	154,599	14,479,742
SPDR MSCI World StrategicFactors ETF	38,181	4,875,500
Vanguard High Dividend Yield ETF(b)	109,478	14,118,283
Vanguard S&P 500 ETF	72,974	37,502,068
Vanguard Value ETF(b)	115,232	19,905,176
		141,384,881
Domestic Fixed Income Funds - 44.7%
American Funds - High-Income Trust - Class F-3	1,453,830	14,131,226
American Funds - The Bond Fund of America - Class F-3	1,848,450	20,942,940
American Funds Multi-Sector Income Fund - Class F-3	2,250,207	21,039,436
iShares 10+ Year Investment Grade Corporate Bond ETF(b)	38,101	1,913,813
iShares 7-10 Year Treasury Bond ETF(b)	211,141	20,136,517
iShares Broad USD High Yield Corporate Bond ETF(b)	297,069	10,935,110
iShares Broad USD Investment Grade Corporate Bond ETF	98,284	5,020,347
iShares Core U.S. Aggregate Bond ETF	204,832	20,261,981
iShares iBoxx High Yield Corporate Bond ETF(b)	32,464	2,561,085
iShares TIPS Bond ETF(b)	67,735	7,524,681
SPDR Portfolio Short Term Treasury ETF	90,788	2,654,641
Vanguard High-Yield Corporate Fund - Class Admiral	7,644,929	41,435,514
Vanguard Intermediate-Term Corporate Bond ETF(b)	74,659	6,104,120
Vanguard Long-Term Treasury ETF(b)	228,922	13,188,196
Vanguard Mortgage-Backed Securities ETF(b)	260,787	12,077,046
Vanguard Short-Term Corporate Bond ETF(b)	25,576	2,018,970

	Shares	Value
Vanguard Total Bond Market ETF	22,294	$1,637,494
WisdomTree Floating Rate Treasury Fund(b)	925,252	46,567,933
		250,151,050
Emerging Market Equity Funds - 1.5%
iShares Core MSCI Emerging Markets ETF(b)	151,909	8,198,529
Emerging Markets Fixed Income Funds - 2.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	120,159	10,885,204
Hybrid Funds - 14.6%
American Funds - Capital Income Builder, Inc. - Class F-3	304,562	21,919,306
American Funds - The Income Fund of America - Class F-3	865,444	21,956,319
iShares Core Aggressive Allocation ETF	267,227	20,442,866
iShares Core Growth Allocation ETF(b)	301,641	17,365,472
		81,683,963
International Equity Funds - 7.2%
American Funds - Capital World Growth and Income Fund - Class F-3	152,619	9,651,631
iShares Core MSCI Europe ETF(b)	49,587	2,982,658
iShares MSCI EAFE Min Vol Factor ETF	59,003	4,597,514
JPMorgan BetaBuilders Canada ETF(b)	51,668	3,697,362
Vanguard FTSE Developed Markets ETF(b)	383,487	19,492,644
		40,421,809
International Fixed Income Funds - 0.6%
SPDR Bloomberg International Treasury Bond ETF(b)	61,241	1,338,728
Vanguard Total International Bond ETF	40,533	1,978,821
		3,317,549
Real Estate Funds - 1.0%
Vanguard Global ex-U.S. Real Estate ETF(b)	32,778	1,326,198
Vanguard Real Estate ETF(b)	47,510	4,301,555
		5,627,753
TOTAL INVESTMENT COMPANIES (Cost $478,943,163)		553,290,586

The accompanying notes are an integral part of these financial statements.

65

GuidePath Conservative Allocation Fund
Schedule of Investments
March 31, 2025(Continued)

	Units	Value
SHORT-TERM INVESTMENTS - 21.7%
Investments Purchased with Proceeds from Securities Lending - 20.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(c)	115,568,284	$115,568,284

	Shares
Money Market Funds - 1.1%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%(c)	6,052,674	6,052,674
TOTAL SHORT-TERM INVESTMENTS (Cost $121,620,958)		121,620,958
TOTAL INVESTMENTS - 120.7% (Cost $600,564,121)		$674,911,544
Liabilities in Excess of Other Assets - (20.7)%		(115,595,312)
TOTAL NET ASSETS - 100.0%		$559,316,232

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $113,302,423 which represented 20.3% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

66

GuidePath Tactical Allocation Fund
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 70.1%
Airlines - 0.7%
United Airlines Holdings, Inc.(a)	68,404	$4,723,296
Biotechnology - 5.3%
Regeneron Pharmaceuticals, Inc.	18,803	11,925,427
United Therapeutics Corp.(a)	71,461	22,029,282
		33,954,709
Building Products - 1.0%
Builders FirstSource, Inc.(a)(b)	48,758	6,091,825
Consumer Finance - 1.4%
Synchrony Financial	169,078	8,950,989
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	548,406	15,508,922
Electric Utilities - 6.4%
NRG Energy, Inc.	181,128	17,290,479
OGE Energy Corp.	64,361	2,958,032
Vistra Corp.	179,237	21,049,593
		41,298,104
Food & Staples Retailing - 3.6%
Sprouts Farmers Market, Inc.(a)	150,746	23,009,870
Food Products - 4.1%
Ingredion, Inc.	111,568	15,085,109
Pilgrim’s Pride Corp.(a)(b)	202,104	11,016,689
		26,101,798
Household Durables - 6.0%
DR Horton, Inc.	105,781	13,447,939
PulteGroup, Inc.	146,398	15,049,714
Taylor Morrison Home Corp.(a)	167,933	10,082,697
		38,580,350
Household Products - 2.8%
Procter & Gamble Co.	106,965	18,228,975
Insurance - 11.6%
Aflac, Inc.	200,859	22,333,512
Arch Capital Group Ltd.	153,421	14,756,032
Everest Group Ltd.	41,353	15,024,786
Hartford Financial Services Group, Inc.	184,476	22,825,215
		74,939,545
Interactive Media & Services - 5.7%
Alphabet, Inc. - Class A	94,298	14,582,243
Meta Platforms, Inc. - Class A	38,543	22,214,643
		36,796,886
Machinery - 1.8%
Snap-on, Inc.	34,441	11,606,962
Metals & Mining - 1.8%
Steel Dynamics, Inc.	92,152	11,526,372

	Shares	Value
Oil, Gas & Consumable Fuels - 0.9%
CNX Resources Corp.(a)(b)	188,531	$5,934,956
Semiconductors & Semiconductor Equipment - 5.0%
NVIDIA Corp.	211,780	22,952,716
QUALCOMM, Inc.	60,959	9,363,912
		32,316,628
Software - 5.3%
DocuSign, Inc.(a)	96,765	7,876,671
Microsoft Corp.	70,283	26,383,535
		34,260,206
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	124,988	27,763,585
TOTAL COMMON STOCKS (Cost $345,591,737)		451,593,978
	Units
SHORT-TERM INVESTMENTS - 32.5%
Investments Purchased with Proceeds from Securities Lending - 2.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(c)	14,594,720	14,594,720
	Shares
Money Market Funds - 30.3%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%(c)(d)	195,121,650	195,121,650
TOTAL SHORT-TERM INVESTMENTS (Cost $209,716,370)		209,716,370
TOTAL INVESTMENTS - 102.6% (Cost $555,308,107)		$661,310,348
Liabilities in Excess of Other Assets - (2.6)%		(16,746,293)
TOTAL NET ASSETS - 100.0%		$644,564,055

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
The accompanying notes are an integral part of these financial statements.

67

GuidePath Tactical Allocation Fund
Schedule of Investments
March 31, 2025(Continued)
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $14,386,046 which represented 2.2% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

68

GuidePath Absolute Return Allocation Fund
Schedule of Investments
March 31, 2025

	Shares	Value
INVESTMENT COMPANIES - 98.9%
Alternative Funds - 5.7%
ProShares Investment Grade-Interest Rate Hedged ETF	154,058	$11,845,520
Domestic Equity - 2.4%
DoubleLine Shiller Enhanced CAPE - Class I	327,449	5,032,893
Domestic Fixed Income Funds - 84.7%
BlackRock Low Duration Bond Portfolio - Class Institutional	1,669,821	15,195,375
DoubleLine Core Fixed Income Fund - Class I	506,221	4,687,604
DoubleLine Flexible Income Fund - Class I	866,309	7,554,211
DoubleLine Low Duration Bond Fund - Class I	1,575,016	15,151,651
DoubleLine Total Return Bond Fund - Class I	2,363,797	20,895,964
iShares 7-10 Year Treasury Bond ETF(a)	93,535	8,920,433
iShares High Yield Systematic Bond ETF(a)	218,902	10,308,095
Schwab Short-Term U.S. Treasury ETF(a)	645,476	15,710,886
SPDR Bloomberg Investment Grade Floating Rate ETF(a)	270,830	8,346,981
SPDR Portfolio Short Term Treasury ETF	71,657	2,095,251
T Rowe Price Institutional Floating Rate Fund - Class I	831,758	7,801,895
Vanguard High-Yield Corporate Fund - Class Admiral	3,448,064	18,688,505
Vanguard Long-Term Corporate Bond ETF(a)	148,369	11,262,691
Vanguard Mortgage-Backed Securities ETF(a)	405,675	18,786,809
Vanguard Short-Term Corporate Bond ETF(a)	53,027	4,185,951
Vanguard Total Bond Market ETF	92,403	6,787,000
		176,379,302
Emerging Markets Fixed Income Funds - 2.5%
Vanguard Emerging Markets Government Bond ETF(a)	80,411	5,162,386
Opportunistic Fixed Income Funds - 3.6%
BlackRock Strategic Income Opportunities Portfolio - Class Institutional	793,360	7,552,785
TOTAL INVESTMENT COMPANIES (Cost $202,167,012)		205,972,886

	Units	Value
SHORT-TERM INVESTMENTS - 18.0%
Investments Purchased with Proceeds from Securities Lending - 16.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(b)	35,049,604	$35,049,604

	Shares
Money Market Funds - 1.2%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%(b)	2,499,278	2,499,278
TOTAL SHORT-TERM INVESTMENTS (Cost $37,548,882)		37,548,882
TOTAL INVESTMENTS - 116.9% (Cost $239,715,894)		$243,521,768
Liabilities in Excess of Other Assets - (16.9)%		(35,283,704)
TOTAL NET ASSETS - 100.0%		$208,238,064

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $34,344,143 which represented 16.5% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

69

GuidePath Multi-Asset Income Allocation Fund
Schedule of Investments
March 31, 2025

	Shares	Value
INVESTMENT COMPANIES - 99.0%
Domestic Equity Funds - 32.7%
BlackRock High Equity Income Fund - Class Institutional	55,720	$1,564,625
Global X U.S. Preferred ETF(a)	188,510	3,589,230
Invesco S&P 500 BuyWrite ETF	60,253	1,335,809
iShares Advantage Large Cap Income ETF	17,006	489,603
iShares Select Dividend ETF(a)	27,221	3,655,508
JPMorgan Equity Premium Income ETF	8,922	509,803
Schwab U.S. Dividend Equity ETF(a)	374,166	10,461,681
SPDR Portfolio S&P 500 High Dividend ETF(a)	63,568	2,813,520
Vanguard High Dividend Yield ETF(a)	36,875	4,755,400
Vanguard S&P 500 ETF	1,103	566,843
WisdomTree U.S. LargeCap Dividend Fund(a)	46,252	3,671,021
WisdomTree U.S. SmallCap Dividend Fund	48,252	1,542,134
		34,955,177
Domestic Fixed Income Funds - 36.9%
iShares 0-5 Year High Yield Corporate Bond ETF	148,829	6,328,209
iShares 7-10 Year Treasury Bond ETF(a)	7,545	719,567
iShares Aaa - A Rated Corporate Bond ETF(a)	44,926	2,135,333
iShares Broad USD Investment Grade Corporate Bond ETF	34,814	1,778,299
iShares Convertible Bond ETF	18,400	1,538,424
iShares Flexible Income Active ETF(a)	33,606	1,760,282
iShares High Yield Corporate Bond Buywrite Strategy ETF	55,089	1,732,549
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	7,350	798,872
Schwab 5-10 Year Corporate Bond ETF(a)	95,226	2,138,776
SPDR Portfolio Aggregate Bond ETF	16,993	434,001
SPDR Portfolio Long Term Corporate Bond ETF(a)	46,220	1,043,185
SPDR Portfolio Short Term Treasury ETF	27,054	791,059
T Rowe Price Institutional Floating Rate Fund - Class I	187,539	1,759,118
Vanguard High-Yield Corporate Fund - Class Admiral	1,171,139	6,347,575
Vanguard Intermediate-Term Treasury ETF	6,741	400,415
Vanguard Long-Term Treasury ETF	52,013	2,996,469
WisdomTree Floating Rate Treasury Fund	134,432	6,765,963
		39,468,096

	Shares	Value
Emerging Market Equity Funds - 4.7%
iShares Emerging Markets Dividend ETF	183,297	$5,002,175
Emerging Markets Fixed Income Funds - 1.5%
Vanguard Emerging Markets Government Bond ETF(a)	24,541	1,575,532
International Equity Funds - 15.1%
iShares International Dividend Growth ETF(a)	30,413	2,203,118
iShares International Select Dividend ETF(a)	236,305	7,330,181
SPDR S&P International Dividend ETF(a)	43,557	1,670,847
Vanguard FTSE Developed Markets ETF	14,210	722,294
Vanguard International High Dividend Yield ETF(a)	57,164	4,212,415
		16,138,855
International Fixed Income Funds - 0.7%
Janus Henderson AAA CLO ETF	13,809	700,255
Multi-Asset Funds - 4.7%
Loomis Sayles Global Allocation Fund - Class Y	207,373	4,995,611
Real Estate Funds - 2.7%
Vanguard Real Estate ETF(a)	31,584	2,859,615
TOTAL INVESTMENT COMPANIES (Cost $90,977,422)		105,695,316

Units
SHORT-TERM INVESTMENTS - 33.2%
Investments Purchased with Proceeds from Securities Lending - 32.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(b)	34,640,051	34,640,051

	Shares
Money Market Funds - 0.8%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%(b)	862,254	862,254
TOTAL SHORT-TERM INVESTMENTS (Cost $35,502,305)		35,502,305
TOTAL INVESTMENTS - 132.2% (Cost $126,479,727)		$141,197,621
Liabilities in Excess of Other Assets - (32.2)%		(34,381,351)
TOTAL NET ASSETS - 100.0%		$106,816,270

The accompanying notes are an integral part of these financial statements.

70

GuidePath Multi-Asset Income Allocation Fund
Schedule of Investments
March 31, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $33,947,432 which represented 31.8% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

71

GuidePath Flexible Income Allocation Fund
Schedule of Investments
March 31, 2025

	Shares	Value
INVESTMENT COMPANIES - 97.3%
Alternative Funds - 15.8%
JPMorgan Hedged Equity Fund - Select Shares - Class I	165,945	$5,223,939
JPMorgan Research Market Neutral Fund - Class I	211,303	3,264,637
Stone Ridge Diversified Alternatives Fund - Class I	2,444,905	26,233,836
Vanguard Market Neutral Fund - Class Institutional(c)	510,894	6,733,582
		41,455,994
Domestic Equity Funds - 1.3%
Goldman Sachs US Equity Dividend and Premium Fund - Class Institutional	101,692	1,658,600
JPMorgan Equity Premium Income ETF	29,026	1,658,546
		3,317,146
Domestic Fixed Income Funds - 66.2%
iShares Broad USD High Yield Corporate Bond ETF(a)	555,116	20,433,820
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	115,521	12,555,978
JPMorgan Short Duration Core Plus Fund - Class I	568,655	5,316,923
PIMCO Short Asset Investment Fund - Class Institutional	631,979	6,288,194
Schwab U.S. TIPS ETF(a)	608,461	16,361,516
SPDR Bloomberg High Yield Bond ETF(a)	185,727	17,699,783
SPDR Bloomberg Short Term High Yield Bond ETF(a)	209,164	5,262,566
SPDR Portfolio Short Term Treasury ETF	435,405	12,731,242
Vanguard High-Yield Corporate Fund - Class Admiral	7,326,109	39,707,512
Vanguard Long-Term Treasury ETF	296,800	17,098,648
Xtrackers USD High Yield Corporate Bond ETF(a)	564,702	20,413,977
		173,870,159
Emerging Markets Fixed Income Funds - 4.8%
Vanguard Emerging Markets Government Bond ETF(a)	197,828	12,700,558
Opportunistic Fixed Income Funds - 9.2%
Eaton Vance Strategic Income Fund - Class I	695,267	4,644,383
JPMorgan Income Fund - Class I	1,357,645	11,607,865
JPMorgan Unconstrained Debt Fund - Class I	816,876	7,940,033
		24,192,281
TOTAL INVESTMENT COMPANIES (Cost $248,026,042)		255,536,138

	Units	Value
SHORT-TERM INVESTMENTS - 33.9%
Investments Purchased with Proceeds from Securities Lending - 31.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(b)	82,064,870	$82,064,870
	Shares
Money Market Funds - 2.6%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%(b)	6,925,630	6,925,630
TOTAL SHORT-TERM INVESTMENTS (Cost $88,990,500)		88,990,500
TOTAL INVESTMENTS - 131.2% (Cost $337,016,542)		$344,526,638
Liabilities in Excess of Other Assets - (31.2)%		(81,943,865)
TOTAL NET ASSETS - 100.0%		$262,582,773

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $80,289,224 which represented 30.6% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)
Certain GuidePath Funds invest in securities of underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to $2,635,092 or 1.00% of total net assets as of March 31, 2025.

The accompanying notes are an integral part of these financial statements.

72

GuidePath Managed Futures Strategy Fund
Consolidated Schedule of Investments
March 31, 2025

	Par	Value
SHORT-TERM INVESTMENTS - 89.6%
Certificates of Deposit - 47.6%
Bank of America NA, 4.56%, 08/15/2025	$5,000,000	$5,001,009
Bank of Nova Scotia, 4.67%, 07/14/2025	500,000	500,093
Bank of Nova Scotia, 4.74%, 08/21/2025	10,000,000	10,005,933
Canadian Imperial Bank of Commerce, 4.63%, 11/13/2025	3,000,000	3,000,176
Canadian Imperial Bank of Commerce, 4.61%, 12/08/2025	7,000,000	6,998,730
Commonwealth Bank of Australia, 4.72%, 10/03/2025	9,000,000	9,005,489
Cooperatieve Rabobank UA, 4.38%, 09/24/2025	5,000,000	5,001,621
Cooperatieve Rabobank UA, 4.53%, 05/05/2025	5,000,000	5,000,000
DNB Bank ASA/New York, 4.31%, 04/01/2025	10,000,000	10,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 4.56%, 09/03/2025	5,000,000	4,999,998
Mizuho Bank Ltd., 4.44%, 05/20/2025	3,000,000	3,000,040
Mizuho Bank Ltd., 4.61%, 08/19/2025	7,000,000	7,000,604
MUFG Bank Ltd., 4.60%, 06/10/2025	5,000,000	5,001,178
Nordea Bank ABP, 4.59%, 04/11/2025	5,000,000	5,000,000
Oversea Chinese Banking Corp., Ltd., 4.65%, 06/13/2025	4,000,000	4,001,034
Royal Bank of Canada, 4.27%, 06/17/2025	10,000,000	9,995,608
Skandinaviska Enskilda Banken, 4.38%, 07/10/2025	9,000,000	9,000,348
Sumitomo Mitsui Banking Corp., 4.29%, 04/03/2025	5,000,000	5,000,000
Westpac Banking Corp., 4.74%, 04/17/2025	10,000,000	10,000,786
		117,512,647

Units
Investments Purchased with Proceeds from Securities Lending - 2.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(a)(c)	6,105,000	6,105,000

Shares
Money Market Funds - 5.9%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%(a)	14,527,870	14,527,870

	Par	Value
U.S. Treasury Bills - 33.6%
4.24%, 04/03/2025(b)	$5,000,000	$4,998,826
4.28%, 04/08/2025(b)	4,000,000	3,996,694
4.25%, 04/10/2025(b)	5,000,000	4,994,716
4.26%, 04/15/2025(b)	10,000,000	9,983,540
4.25%, 04/17/2025(b)	5,000,000	4,990,600
4.28%, 04/22/2025(b)	6,500,000	6,483,999
4.25%, 04/29/2025(b)(d)	6,000,000	5,980,435
4.22%, 05/01/2025(b)	8,000,000	7,972,133
4.26%, 05/08/2025(b)	4,000,000	3,982,682
4.26%, 05/15/2025(b)	16,000,000	15,917,525
4.23%, 05/20/2025(b)	4,000,000	3,977,106
4.20%, 09/11/2025(b)	10,000,000	9,814,475
		83,092,731
TOTAL SHORT-TERM INVESTMENTS (Cost $221,226,765)		221,238,248
TOTAL INVESTMENTS - 89.6% (Cost $221,226,765)		$221,238,248
Other Assets in Excess of Liabilities - 10.4%		25,658,493
TOTAL NET ASSETS - 100.0%		$246,896,741

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
ASA - Advanced Subscription Agreement
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate
(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(b)	The rate shown is the annualized effective yield as of March 31, 2025.
(c)	All or portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(d)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $5,980,260 which represented 2.4% of net assets.
The accompanying notes are an integral part of these financial statements.

73

GuidePath Managed Futures Strategy Fund
Consolidated Schedule of Futures Contracts
March 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	19	06/18/2025	$2,168,375	$(1,456)
3 Month Canadian Overnight Repo Rate Average	422	12/16/2025	71,629,738	60,809
3 Month Euribor	285	09/15/2025	75,482,734	17,523
Arabica Coffee(a)	47	07/21/2025	6,616,425	(47,435)
Brazilian Real/US Dollar Cross Currency Rate	47	04/30/2025	818,270	2,271
British Pound/US Dollar Cross Currency Rate	461	06/16/2025	37,199,819	(119,586)
CAC40 10 Euro Index	74	04/17/2025	6,244,083	(200,662)
Canadian 10 Year Government Bonds	385	06/19/2025	33,214,794	(167,847)
Copper(a)	134	05/28/2025	16,863,900	730,623
Dow Jones Industrial Average Index	34	06/20/2025	7,184,030	58,177
Euro STOXX 50 Quanto Index	315	06/20/2025	17,674,279	(540,755)
Euro/US Dollar Cross Currency Rate	32	06/16/2025	4,344,800	(31,915)
FTSE 100 Index	164	06/20/2025	18,201,979	(174,597)
FTSE China A50 Index	305	04/29/2025	4,066,870	(32,699)
FTSE/JSE Top 40 Index	84	06/19/2025	3,765,454	(29,932)
FTSE/MIB Index	59	06/20/2025	11,908,965	(257,224)
German Stock Index	24	06/20/2025	14,517,144	(804,000)
Gold(a)	78	06/26/2025	24,572,340	713,240
Hang Seng China Enterprises Index	115	04/29/2025	6,295,003	(135,364)
Hang Seng Index	59	04/29/2025	8,780,870	(143,930)
IBEX 35 Index	118	04/17/2025	16,740,431	(194,394)
ICE European Climate Exchange Emissions(a)	14	12/15/2025	1,029,098	(217,940)
Live Cattle(a)	182	06/30/2025	14,825,720	413,883
London Cocoa(a)	9	07/16/2025	717,777	(7,712)
London Metals – Aluminum(a)(b)	73	06/16/2025	4,617,816	(215,093)
London Metals – Copper(a)(b)	18	06/16/2025	4,368,285	729
London Metals – Nickel(a)(b)	21	06/16/2025	2,002,047	(79,286)
London Metals – Zinc(a)(b)	8	06/16/2025	570,804	(12,527)
MSCI EAFE Index	167	06/20/2025	20,176,105	(694,812)
MSCI Emerging Markets Index	101	06/20/2025	5,609,540	(171,028)
MSCI Singapore Index	328	04/29/2025	9,514,942	(212,697)
Nasdaq 100 Index	7	06/20/2025	2,721,530	(18,711)
Natural Gas(a)	119	04/28/2025	4,901,610	(333,841)
OMXS30 Index	223	04/16/2025	5,491,917	(423,292)
Platinum(a)	25	07/29/2025	1,284,375	22,671
S&P 500 Index	28	06/20/2025	7,914,550	(67,692)
S&P/Toronto Stock Exchange 60 Index	88	06/19/2025	18,316,084	205,198
SGX FTSE Taiwan Index	35	04/29/2025	2,432,850	(185,189)
SGX TSI Iron Ore(a)	71	05/30/2025	717,029	2,229
Short-term Euro-BTP	531	06/06/2025	61,717,747	30,043
Silver(a)	33	05/28/2025	5,710,815	190,880
South African Rand/US Dollar Cross Currency Rate	318	06/16/2025	8,625,750	(45,770)
STOXX Europe 600 Index	274	06/20/2025	7,836,529	(301,086)
Sugar #11(a)	36	06/30/2025	751,968	(40,931)
TOPIX Index	21	06/12/2025	3,727,048	(2,103)
U.S. Treasury 10 Year Notes	57	06/18/2025	6,339,469	7,761
U.S. Treasury 2 Year Notes	206	06/30/2025	42,677,406	8,504
U.S. Treasury 5 Year Note	150	06/30/2025	16,223,437	21,598
US Cocoa(a)	21	07/16/2025	1,656,480	4,354
				$(3,421,013)

The accompanying notes are an integral part of these financial statements.

74

GuidePath Managed Futures Strategy Fund
Consolidated Schedule of Futures Contracts
March 31, 2025(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
3-Month Secured Overnight Financing Rate	(327)	12/16/2025	$78,635,325	$(90,906)
AUD/USD Cross Currency Rate	(487)	06/16/2025	30,454,545	113,624
Austrailian Government 10 Year Bonds	(180)	06/16/2025	12,671,200	(66,232)
Austrailian Government 3 Year Bonds	(220)	06/16/2025	14,640,773	(35,113)
Australian 90 Day Bank Bills	(126)	09/11/2025	78,034,929	(16,163)
Brent Crude Oil(a)	(67)	04/30/2025	5,009,590	(323,260)
Canadian Dollar/US Dollar Cross Currency Rate	(567)	06/17/2025	39,593,610	(123,399)
Corn No. 2 Yellow(a)	(109)	07/14/2025	2,524,712	(6,843)
Cotton No. 2(a)	(138)	05/07/2025	4,611,270	(15,203)
Crude Oil(a)	(81)	04/22/2025	5,789,880	(380,425)
Crude Soybean Oil(a)	(94)	07/14/2025	2,559,996	(163,311)
Euro BUXL 30 Year Bonds	(186)	06/06/2025	23,985,857	431,889
Euro-BOBL	(368)	06/06/2025	46,870,947	4,340
Euro-BTP Italian Government Bonds	(44)	06/06/2025	5,591,289	(61,313)
Euro-Bund	(259)	06/06/2025	36,079,811	616,386
Euro-Schatz	(389)	06/06/2025	44,988,154	(151,688)
French Government Bonds	(390)	06/06/2025	51,739,384	226,275
Hard Red Winter Wheat(a)	(30)	07/14/2025	855,000	34,826
ICE 3 Month SONIA Rate	(344)	12/16/2025	106,602,940	(55,150)
Indian Rupee/US Dollar Cross Currency Rate	(490)	04/28/2025	11,444,440	(144,496)
Japanese 10 Year Government Bonds	(20)	06/13/2025	18,454,564	(66,060)
Japanese Yen/US Dollar Cross Currency Rate	(63)	06/16/2025	5,291,212	(13,282)
Korean Won/US Dollar Cross Currency Rate	(103)	04/21/2025	1,747,910	26,951
Lean Hogs(a)	(9)	06/13/2025	342,990	1,231
London Metals – Aluminum(a)(b)	(40)	06/16/2025	2,530,310	30,144
London Metals – Copper(a)(b)	(2)	06/16/2025	485,365	(13,480)
London Metals – Nickel(a)(b)	(33)	06/16/2025	3,146,073	(77,452)
London Metals – Zinc(a)(b)	(3)	06/16/2025	214,052	2,120
Long Gilt	(260)	06/26/2025	30,794,688	273,601
Low Sulphur Gas Oil(a)	(75)	04/10/2025	5,145,000	(237,388)
Mexican Peso/US Dollar Cross Currency Rate	(130)	06/16/2025	3,147,950	8,375
New Zealand Dollar/US Dollar Cross Currency Rate	(463)	06/16/2025	26,330,810	151,606
Nifty 50 Index	(86)	04/24/2025	4,019,382	96,636
Nikkei 225 Index	(2)	06/12/2025	475,498	16,398
NY Harbor ULSD(a)	(40)	04/30/2025	3,829,392	(189,289)
Palladium(a)	(1)	06/26/2025	100,070	(5,032)
Reformulated Gasoline Blendstock(a)	(51)	04/30/2025	4,906,679	(336,957)
Russell 2000 Index	(89)	06/20/2025	9,020,595	112,381
S&P Mid Cap 400 Index	(18)	06/20/2025	5,289,480	28,352
Soybean Meal(a)	(279)	07/14/2025	8,353,260	169,100
Soybeans(a)	(141)	07/14/2025	7,249,163	54,304
Swiss Franc/US Dollar Cross Currency Rate	(110)	06/16/2025	15,684,625	86,327
U.S. Treasury Ultra Bonds	(29)	06/18/2025	3,545,250	(41,485)
Wheat(a)	(197)	07/14/2025	5,422,425	126,539
				(2,522)
Net Unrealized Appreciation (Depreciation)				$(3,423,535)

(a)	All or portion of this security is held by GuidePath Managed Futures Strategy Cayman Fund Ltd.
(b)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

The accompanying notes are an integral part of these financial statements.

75

GuidePath Managed Futures Strategy Fund
CONSOLIDATED Schedule of Forward Currency Contracts
March 31, 2025

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	06/18/2025	PLN	2,000,000	USD	516,703	$(1,870)
UBS AG	06/18/2025	NOK	232,000,000	USD	21,951,870	99,403
UBS AG	06/18/2025	SEK	108,000,000	USD	10,806,901	(11,658)
UBS AG	06/18/2025	SGD	2,250,000	USD	1,701,321	(19,672)
UBS AG	06/18/2025	NOK	34,000,000	USD	3,180,494	51,158
UBS AG	06/18/2025	SEK	16,000,000	USD	1,600,985	(1,689)
UBS AG	06/18/2025	SEK	38,000,000	USD	3,780,750	17,576
UBS AG	06/18/2025	SGD	1,750,000	USD	1,322,730	(14,781)
UBS AG	06/18/2025	NOK	84,000,000	USD	7,968,817	15,264
UBS AG	06/18/2025	PLN	1,500,000	USD	388,130	(2,006)
UBS AG	06/18/2025	SEK	46,000,000	USD	4,572,348	25,626
UBS AG	06/18/2025	SGD	10,875,000	USD	8,212,873	(84,902)
UBS AG	06/18/2025	CNH	29,000,000	USD	4,036,655	(23,533)
UBS AG	06/18/2025	PLN	69,000,000	USD	17,849,304	(87,564)
UBS AG	06/18/2025	SEK	134,000,000	USD	13,376,090	18,008
UBS AG	06/18/2025	SGD	1,125,000	USD	846,793	(5,968)
UBS AG	06/18/2025	TRY	27,600,000	USD	698,963	(40,183)
UBS AG	06/18/2025	USD	21,806,236	CNH	157,000,000	80,025
UBS AG	06/18/2025	USD	5,248,766	NOK	56,000,000	(73,955)
UBS AG	06/18/2025	USD	14,792,520	SGD	19,625,000	121,975
Net Unrealized Appreciation						$61,254

CNH - Chinese Offshore Renminbi
NOK - Norwegian Krone
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish Lira
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

76

GuidePath Conservative Income Fund
Schedule of Investments
March 31, 2025

	Shares	Value
INVESTMENT COMPANIES - 41.4%
Domestic Fixed Income Funds - 41.4%
Invesco Senior Loan ETF(a)	39,186	$811,150
iShares 0-5 Year High Yield Corporate Bond ETF	22,825	970,519
iShares 0-5 Year Investment Grade Corporate Bond ETF	3,245	163,159
iShares 0-5 Year TIPS Bond ETF	12,660	1,309,930
SPDR Bloomberg Investment Grade Floating Rate ETF(a)	105,684	3,257,181
		6,511,939
TOTAL INVESTMENT COMPANIES (Cost $6,489,313)		6,511,939
	Par
U.S. TREASURY SECURITIES - 12.5%
United States Treasury Notes
0.25%, 06/30/2025	$750,000	742,565
0.25%, 09/30/2025	750,000	735,505
0.38%, 11/30/2025	500,000	487,715
TOTAL U.S. TREASURY SECURITIES (Cost $1,967,178)		1,965,785
	Units
SHORT-TERM INVESTMENTS - 47.7%
Investments Purchased with Proceeds from Securities Lending - 1.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(b)	259,900	259,900
	Shares
Money Market Funds - 46.1%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%(b)(c)	7,255,214	7,255,214
TOTAL SHORT-TERM INVESTMENTS (Cost $7,515,114)		7,515,114
TOTAL INVESTMENTS - 101.6% (Cost $15,971,605)		$15,992,838
Liabilities in Excess of Other Assets - (1.6)%		(249,016)
TOTAL NET ASSETS - 100.0%		$15,743,822

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $253,322 which represented 1.6% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

77

GuidePath Income Fund
Schedule of Investments
March 31, 2025

	Shares	Value
INVESTMENT COMPANIES - 98.1%
Domestic Fixed Income Funds - 83.2%
iShares Core U.S. Aggregate Bond ETF	98,107	$9,704,745
Schwab Intermediate-Term U.S. Treasury ETF(a)	1,525,062	37,913,041
Schwab U.S. TIPS ETF	689,391	18,537,724
VanEck Emerging Markets High Yield Bond ETF	732,832	14,400,149
		80,555,659
Emerging Markets Fixed Income Funds - 14.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	159,192	14,421,203
TOTAL INVESTMENT COMPANIES (Cost $92,555,579)		94,976,862

Units
SHORT-TERM INVESTMENTS - 17.2%
Investments Purchased with Proceeds from Securities Lending - 14.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(c)	14,465,446	14,465,446

	Shares
Money Market Funds - 2.3%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%(c)	2,235,239	2,235,239
TOTAL SHORT-TERM INVESTMENTS (Cost $16,700,685)		16,700,685
TOTAL INVESTMENTS - 115.3% (Cost $109,256,264)		$111,677,547
Liabilities in Excess of Other Assets - (15.3)%		(14,832,827)
TOTAL NET ASSETS - 100.0%		$96,844,720

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
LLC - Limited Liability Company
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $14,205,146 which represented 14.7% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

78

GuidePath Growth and Income Fund
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 50.2%
Aerospace & Defense - 0.6%
General Dynamics Corp.	693	$188,898
Lockheed Martin Corp.	971	433,755
		622,653
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. - Class B	4,466	491,215
Banks - 1.5%
Citizens Financial Group, Inc.	7,167	293,632
Huntington Bancshares, Inc.	26,593	399,161
M&T Bank Corp.	1,056	188,760
Regions Financial Corp.	18,638	405,004
US Bancorp	7,291	307,826
		1,594,383
Beverages - 2.9%
Coca-Cola Co.	22,771	1,630,859
PepsiCo, Inc.	9,509	1,425,780
		3,056,639
Biotechnology - 1.9%
AbbVie, Inc.	5,629	1,179,388
Amgen, Inc.	2,643	823,427
		2,002,815
Building Products - 0.5%
Johnson Controls International PLC	6,440	515,908
Capital Markets - 0.9%
Blackrock, Inc.	639	604,801
CME Group, Inc.	1,076	285,452
		890,253
Chemicals - 1.5%
Air Products and Chemicals, Inc.	1,974	582,172
CF Industries Holdings, Inc.	1,323	103,393
LyondellBasell Industries NV - Class A	4,936	347,494
Mosaic Co.	19,216	519,024
		1,552,083
Communications Equipment - 1.1%
Cisco Systems, Inc.	18,411	1,136,143
Consumer Finance - 1.1%
Capital One Financial Corp.	3,238	580,573
Synchrony Financial	10,755	569,370
		1,149,943
Consumer Staples Distribution & Retail - 0.4%
Target Corp.	4,016	419,110
Distributors - 0.6%
LKQ Corp.	14,985	637,462

	Shares	Value
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	21,737	$985,990
Electric Utilities - 0.6%
American Electric Power Co., Inc.	2,655	290,112
Xcel Energy, Inc.	5,459	386,443
		676,555
Electrical Equipment - 1.2%
Emerson Electric Co.	6,794	744,894
Rockwell Automation, Inc.	2,083	538,206
		1,283,100
Food Products - 1.4%
Archer-Daniels-Midland Co.	3,518	168,899
General Mills, Inc.	8,135	486,392
Mondelez International, Inc. - Class A	11,223	761,480
		1,416,771
Ground Transportation - 1.1%
Norfolk Southern Corp.	2,617	619,836
Union Pacific Corp.	2,299	543,116
		1,162,952
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	9,689	1,285,246
Medtronic PLC	6,486	582,832
		1,868,078
Health Care Providers & Services - 0.9%
Cardinal Health, Inc.	3,936	542,263
CVS Health Corp.	5,578	377,909
		920,172
Hotels, Restaurants & Leisure - 1.6%
McDonald’s Corp.	3,117	973,657
Starbucks Corp.	2,945	288,875
Yum! Brands, Inc.	2,686	422,669
		1,685,201
Household Durables - 0.1%
Garmin Ltd.	478	103,788
Household Products - 3.3%
Colgate-Palmolive Co.	13,758	1,289,125
Kimberly-Clark Corp.	2,283	324,688
Procter & Gamble Co.	10,520	1,792,818
		3,406,631
Industrial Conglomerates - 0.9%
Honeywell International, Inc.	4,605	975,109
Insurance - 1.3%
Aflac, Inc.	5,665	629,891

The accompanying notes are an integral part of these financial statements.

79

GuidePath Growth and Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - (Continued)
Hartford Financial Services Group, Inc.	3,914	$484,279
Travelers Cos., Inc.	1,047	276,890
		1,391,060
IT Services - 1.2%
International Business Machines Corp.	5,099	1,267,917
Machinery - 1.9%
Caterpillar, Inc.	3,250	1,071,850
Cummins, Inc.	1,797	563,252
Illinois Tool Works, Inc.	1,535	380,695
		2,015,797
Media - 0.8%
Comcast Corp. - Class A	23,612	871,283
Multi-Utilities - 1.4%
Ameren Corp.	3,925	394,070
Consolidated Edison, Inc.	2,271	251,150
DTE Energy Co.	2,374	328,253
Sempra	6,499	463,769
		1,437,242
Oil, Gas & Consumable Fuels - 4.9%
Chevron Corp.	10,576	1,769,259
ConocoPhillips	11,612	1,219,492
Coterra Energy, Inc.	5,346	154,500
Exxon Mobil Corp.	15,187	1,806,190
Phillips 66	1,911	235,970
		5,185,411
Personal Care Products - 0.3%
Kenvue, Inc.	12,435	298,191
Pharmaceuticals - 2.4%
Johnson & Johnson	8,661	1,436,340
Merck & Co., Inc.	10,045	901,639
Pfizer, Inc.	6,950	176,113
		2,514,092
Professional Services - 1.0%
Automatic Data Processing, Inc.	2,378	726,550
Paychex, Inc.	1,809	279,093
		1,005,643
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	1,149	231,719
Microchip Technology, Inc.	5,886	284,941
QUALCOMM, Inc.	7,306	1,122,275
Texas Instruments, Inc.	8,063	1,448,921
		3,087,856

	Shares	Value
Software - 0.1%
Gen Digital, Inc.	3,779	$100,295
Specialty Retail - 2.3%
Home Depot, Inc.	4,818	1,765,749
Lowe’s Cos., Inc.	2,698	629,254
		2,395,003
Technology Hardware, Storage & Peripherals - 0.3%
HP, Inc.	11,784	326,299
Tobacco - 1.8%
Altria Group, Inc.	12,433	746,229
Philip Morris International, Inc.	7,343	1,165,554
		1,911,783
Trading Companies & Distributors - 0.3%
Watsco, Inc.	514	261,266
TOTAL COMMON STOCKS (Cost $43,731,057)		52,622,092
INVESTMENT COMPANIES - 48.7%
Domestic Equity Funds - 33.8%
Global X MLP ETF	97,753	5,203,392
Vanguard High Dividend Yield ETF(a)	234,503	30,241,507
		35,444,899
Domestic Fixed Income Funds - 0.2%
SPDR Bloomberg 1-3 Month T-Bill ETF(b)	1,820	166,949
Emerging Market Equity Funds - 4.9%
iShares Emerging Markets Dividend ETF(b)	189,032	5,158,683
International Equity Funds - 9.8%
Vanguard International High Dividend Yield ETF	139,019	10,244,310
TOTAL INVESTMENT COMPANIES (Cost $51,246,901)		51,014,841

Units
SHORT-TERM INVESTMENTS - 2.4%
Investments Purchased with Proceeds from Securities Lending - 0.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(c)	824,944	824,944

The accompanying notes are an integral part of these financial statements.

80

GuidePath Growth and Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - (Continued)
Money Market Funds - 1.6%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%(c)	1,737,585	$1,737,585
TOTAL SHORT-TERM INVESTMENTS (Cost $2,562,529)		2,562,529
TOTAL INVESTMENTS - 101.3% (Cost $97,540,487)		$106,199,462
Liabilities in Excess of Other Assets - (1.3)%		(1,365,347)
TOTAL NET ASSETS - 100.0%		$104,834,115

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $804,640 which represented 0.8% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

81

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2025

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund
ASSETS:
Investments, at value (cost $404,441,363, $33,853,609 and $71,569,863, respectively)[1]	$752,634,296	$46,398,466	$98,436,863
Foreign currencies (cost $0, $409, and $0, respectively)	—	423	—
Cash	2,615	317	763
Income receivable	454,307	164,562	134,813
Receivable for dividend reclaims	998	448	—
Receivable for investment securities sold	2,230,051	—	—
Receivable for fund shares sold	427,345	1,875	45,810
Other assets	24,943	8,815	10,375
Total assets	755,774,555	46,574,906	98,628,624
LIABILITIES:
Payable for collateral on securities loaned	36,843,475	1,486,978	8,537,962
Payable for fund shares redeemed	378,801	14,305	60,752
Payable to Investment Advisor	424,421	27,687	61,498
Payable to custodian	5,402	20,590	1,396
Accrued shareholder servicing fees	55,111	7,085	6,092
Deferred foreign capital gains tax	—	344,163	—
Other accrued expenses	160,672	76,918	70,391
Total liabilities	37,867,882	1,977,726	8,738,091
NET ASSETS	$717,906,673	$44,597,180	$89,890,533
Net Assets Consist of:
Capital stock	$354,533,651	$35,134,810	$62,711,304
Total distributable earnings	363,373,022	9,462,370	27,179,229
Total net assets	$717,906,673	$44,597,180	$89,890,533
Shares outstanding (unlimited shares of no par value authorized)	23,276,859	3,917,463	4,981,105
Net assets	717,906,673	44,597,180	89,890,533
Net asset value, offering and redemption price per share	$30.84	$11.38	$18.05
[1] Includes loaned securities with a value of:	$35,928,252	$1,461,560	$8,503,031

The accompanying notes are an integral part of these financial statements.

82

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2025(Continued)

	World ex-US Fund	Core Fixed Income Fund	Growth Allocation Fund
ASSETS:
Investments, at value (cost $78,219,381, $197,404,071 and $1,106,778,354, respectively)[1]	$115,417,918	$185,731,294	$1,539,044,630
Foreign currencies (cost $254,716, $0, and $0, respectively)	256,527	—	—
Cash	—	3,000	—
Income receivable	907,861	1,095,885	62,934
Receivable for dividend and interest reclaims	287,953	783	—
Receivable for investment securities sold	446,220	5,168,047	—
Receivable for fund shares sold	61,233	92,254	776,141
Other assets	10,070	10,507	64,847
Total assets	117,387,782	192,101,770	1,539,948,552
LIABILITIES:
Variation margin on centrally cleared swap contracts	—	8,471	—
Variation margin on futures	—	3,033	—
Payable for collateral on securities loaned	1,044,599	423,395	203,295,672
Payable for investment securities purchased (When issued securities of $0, $23,734,165, and $0, respectively)	—	24,001,901	418,741
Payable for fund shares redeemed	75,461	131,796	1,330,515
Payable to Investment Advisor	73,889	88,664	579,486
Payable to custodian	14,655	5,961	13,207
Accrued accounting fees	18,095	30,000	23,207
Accrued shareholder servicing fees	14,762	10,877	124,825
Accrued printing and mailing fees	53,735	17,867	91,116
Other accrued expenses	49,314	37,245	60,878
Total liabilities	1,344,510	24,759,210	205,937,647
NET ASSETS	$116,043,272	$167,342,560	$1,334,010,905
Net Assets Consist of:
Capital stock	$75,475,784	$195,890,460	$894,185,871
Total distributable earnings (accumulated loss)	40,567,488	(28,547,900)	439,825,034
Total net assets	$116,043,272	$167,342,560	$1,334,010,905
Shares outstanding (unlimited shares of no par value authorized)	10,345,350	20,333,821	78,127,330
Net assets	116,043,272	167,342,560	1,334,010,905
Net asset value, offering and redemption price per share	$11.22	$8.23	$17.07
[1] Includes loaned securities with a value of:	$973,878	$415,605	$198,775,451

The accompanying notes are an integral part of these financial statements.

83

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2025(Continued)

	Conservative Allocation Fund	Tactical Allocation Fund	Absolute Return Allocation Fund
ASSETS:
Investments, at value (cost $600,564,121, $555,308,107 and $239,715,894 respectively)[1]	$674,911,544	$661,310,348	$243,521,768
Income receivable	517,661	739,424	453,054
Receivable for investment securities sold	—	—	—
Receivable for fund shares sold	531,174	655,856	155,554
Other assets	89,341	34,544	18,649
Total assets	676,049,720	662,740,172	244,149,025
LIABILITIES:
Payable for collateral on securities loaned	115,568,284	14,594,720	35,049,604
Payable for investment securities purchased	—	2,613,935	444,406
Payable for fund shares redeemed	762,650	446,815	209,701
Payable to Investment Advisor	242,304	330,783	93,271
Payable to custodian	10,204	7,397	4,994
Accrued shareholder servicing fees	47,777	53,771	20,555
Other accrued expenses	102,269	128,696	88,430
Total liabilities	116,733,488	18,176,117	35,910,961
NET ASSETS	$559,316,232	$644,564,055	$208,238,064
Net Assets Consist of:
Capital stock	$495,308,011	$546,362,348	$234,887,259
Total distributable earnings (accumulated loss)	64,008,221	98,201,707	(26,649,195)
Total net assets	$559,316,232	$644,564,055	$208,238,064
Shares outstanding (unlimited shares of no par value authorized)	49,617,291	50,060,761	22,079,270
Net assets	559,316,232	644,564,055	208,238,064
Net asset value, offering and redemption price per share	$11.27	$12.88	$9.43
[1] Includes loaned securities with a value of:	$113,302,423	$14,386,046	$34,344,143

The accompanying notes are an integral part of these financial statements.

84

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2025(Continued)

	Multi-Asset Income Allocation Fund	Flexible Income Allocation Fund	Managed[2] Futures Strategy Fund
ASSETS:
Investments, at value (cost $126,479,727, $337,016,542 and $221,226,765, respectively)[1]	$141,197,621	$344,526,638	$221,238,248
Cash held as collateral for forwards	—	—	3,030,054
Income receivable	51,730	318,290	713,759
Deposits with broker for futures	—	—	31,522,968
Receivable for investment securities sold	302,619	151,865	—
Receivable for fund shares sold	30,809	180,771	191,191
Receivable for unsettled open futures contracts	—	—	32,993
Appreciation on forward currency contracts	—	—	429,035
Other assets	20,189	71,970	17,377
Total assets	141,602,968	345,249,534	257,175,625
LIABILITIES:
Depreciation on forward currency contracts	—	—	367,781
Variation margin on futures	—	—	2,477,949
Payable for collateral on securities loaned	34,640,051	82,064,870	6,105,000
Payable for fund shares redeemed	42,572	348,641	436,823
Payable for unsettled open futures contracts	—	—	397,838
Payable to Investment Advisor	54,955	113,629	281,703
Payable to custodian	3,593	6,205	2,138
Payable for legal fees	5,669	18,458	76,180
Accrued shareholder servicing fees	9,267	25,988	22,395
Other accrued expenses	30,591	88,970	111,077
Total liabilities	34,786,698	82,666,761	10,278,884
NET ASSETS	$106,816,270	$262,582,773	$246,896,741
Net Assets Consist of:
Capital stock	$100,120,693	$315,221,921	$317,892,089
Total distributable earnings (accumulated loss)	6,695,577	(52,639,148)	(70,995,348)
Total Net Assets	$106,816,270	$262,582,773	$246,896,741
Shares outstanding (unlimited shares of no par value authorized)	9,621,316	29,708,977	33,637,050
Net assets	106,816,270	262,582,773	246,896,741
Net asset value, offering and redemption price per share	$11.10	$8.84	$7.34
[1] Includes loaned securities with a value of:	$33,947,432	$80,289,224	$5,980,260
[2] Consolidated Statement of Assets & Liabilities (See Note 3b).

The accompanying notes are an integral part of these financial statements.

85

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2025(Continued)

	Conservative Income Fund	Income Fund	Growth and Income Fund
ASSETS:
Investments, at value (cost $15,971,605, $109,256,264, and $97,540,487 respectively)[1]	$15,992,838	$111,677,547	$106,199,462
Income receivable	26,437	8,649	94,909
Receivable for dividend reclaims	—	—	1,737
Receivable for fund shares sold	—	—	—
Other assets	13,385	25,691	15,548
Total assets	16,032,660	111,711,887	106,311,656
LIABILITIES:
Payable for collateral on securities loaned	259,900	14,465,446	824,944
Payable for investment securities purchased	—	301,533	534,205
Payable for fund shares redeemed	1,445	12,407	9,247
Payable to Investment Advisor	2,431	57,323	57,432
Payable to custodian	248	923	4,201
Payable for audit and tax fees	16,258	16,243	21,756
Accrued shareholder servicing fees	4	41	83
Other accrued expenses	8,552	13,251	25,673
Total liabilities	288,838	14,867,167	1,477,541
NET ASSETS	$15,743,822	$96,844,720	$104,834,115
Net Assets Consist of:
Capital stock	$16,213,512	$104,078,801	$83,562,552
Total distributable earnings (accumulated loss)	(469,690)	(7,234,081)	21,271,563
Total net assets	$15,743,822	$96,844,720	$104,834,115
Shares outstanding (unlimited shares of no par value authorized)	1,630,050	11,267,724	7,997,373
Net assets	15,743,822	96,844,720	104,834,115
Net asset value, offering and redemption price per share	$9.66	$8.59	$13.11
[1] Includes loaned securities with a value of:	$253,322	$14,205,146	$804,640

The accompanying notes are an integral part of these financial statements.

86

GuideMark Funds & GuidePath Funds
STATEMENTS OF OPERATIONS
March 31, 2025

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $4,855, $218,731, and $2,506, respectively)	$9,348,764	$1,580,833	$1,239,989
Interest income	215,984	11,950	32,187
Total investment income	9,564,748	1,592,783	1,272,176
EXPENSES:
Investment advisory fees	3,375,743	284,091	559,729
Administrative service fees	1,861,204	119,359	244,800
Shareholder servicing fees	750,165	48,151	98,198
Administration fees	126,141	36,873	35,792
Reports to shareholders	92,470	12,174	23,800
Fund accounting fees	96,973	109,233	55,872
Legal fees	87,790	17,553	20,287
Trustee fees and expenses	74,104	4,796	10,055
Federal and state registration fees	45,496	37,899	37,990
Custody fees	33,639	121,827	8,014
Audit and tax fees	24,269	48,944	24,742
Compliance fees	18,378	1,153	2,409
Transfer agent fees and expenses	9,819	4,420	4,787
Insurance fees	9,239	643	1,343
Miscellaneous expenses	2,822	1,635	1,799
Interest expenses	—	3,715	661
Total expenses	6,608,252	852,466	1,130,278
Fees waived by the Advisor (See Note 4)	—	(160,528)	—
Fees waived by the voluntary agreement (See Note 4)	(150,033)	(28,890)	(34,369)
Less securities lending credit (See Note 6)	(113,156)	(14,108)	(46,924)
Net expenses	6,345,063	648,940	1,048,985
Net investment income	3,219,685	943,843	223,191
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments (net of foreign capital gains tax of $0, $139,853, and $0, respectively)	33,007,725	591,779	7,268,081
Foreign currencies	—	(9,874)	—
Forward currency contracts	—	70	—
Total	33,007,725	581,975	7,268,081
Net change in unrealized appreciation (depreciation) on:
Investments (net change in deferred foreign capital gains tax of $0, $(49,206), and $0, respectively)	(8,510,146)	1,767,823	(10,929,293)
Foreign currencies	—	1,011	—
Total	(8,510,146)	1,768,834	(10,929,293)
Net realized and unrealized gain (loss)	24,497,579	2,350,809	(3,661,212)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,717,264	$3,294,652	$(3,438,021)

The accompanying notes are an integral part of these financial statements.

87

GuideMark Funds & GuidePath Funds
STATEMENTS OF OPERATIONS
March 31, 2025(Continued)

	World ex-US Fund	Core Fixed Income Fund	Growth Allocation Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $367,291, $0, and $0, respectively)	$3,373,548	$—	$20,905,912
Interest income	27,131	7,617,632	661,530
Total investment income	3,400,679	7,617,632	21,567,442
EXPENSES:
Investment advisory fees	578,121	687,606	3,395,022
Administrative service fees	287,848	427,133	3,393,102
Shareholder servicing fees	115,624	171,901	1,358,009
Administration fees	44,136	46,350	163,625
Reports to shareholders	62,122	19,335	102,599
Fund accounting fees	120,690	193,183	139,454
Legal fees	22,097	20,701	126,745
Trustee fees and expenses	11,569	17,231	131,029
Federal and state registration fees	38,533	39,661	40,725
Custody fees	64,807	35,277	80,088
Audit and tax fees	27,534	26,248	17,955
Compliance fees	2,803	4,140	33,390
Transfer agent fees and expenses	5,005	5,324	14,623
Insurance fees	1,486	2,343	16,054
Miscellaneous expenses	1,877	1,891	2,135
Interest expenses	6,305	—	—
Total expenses	1,390,557	1,698,324	9,014,555
Fees waived by the Advisor (See Note 4)	(60,652)	(78,457)	—
Fees waived by the voluntary agreement (See Note 4)	(47,406)	—	—
Fees recouped by the Advisor (See Note 4)	2,685	—	—
Less securities lending credit (See Note 6)	(8,170)	(3,993)	(381,036)
Net expenses	1,277,014	1,615,874	8,633,519
Net investment income	2,123,665	6,001,758	12,933,923
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	3,925,555	(471,069)	35,902,549
Foreign currencies	(3,588)	—	—
Swaps	—	(52,130)	—
Net long-term capital gain distributions received from registered investment companies	—	—	21,687,226
Futures contracts	—	(438,326)	—
Options written	—	30,354	—
Total	3,921,967	(931,171)	57,589,775

The accompanying notes are an integral part of these financial statements.

88

GuideMark Funds & GuidePath Funds
STATEMENTS OF OPERATIONS
March 31, 2025(Continued)

	World ex-US Fund	Core Fixed Income Fund	Growth Allocation Fund
Net change in unrealized appreciation (depreciation) on:
Investments	$1,995,476	$2,175,769	$(6,444,528)
Foreign currencies	6,224	—	—
Swaps	—	(4,455)	—
Futures contracts	—	(74,662)	—
Total	2,001,700	2,096,652	(6,444,528)
Net realized and unrealized gain	5,923,667	1,165,481	51,145,247
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,047,332	$7,167,239	$64,079,170

The accompanying notes are an integral part of these financial statements.

89

GuideMark Funds & GuidePath Funds
STATEMENTS OF OPERATIONS
March 31, 2025(Continued)

	Conservative Allocation Fund	Tactical Allocation Fund	Absolute Return Allocation Fund
INVESTMENT INCOME:
Dividend income	$19,912,198	$6,915,942	$10,407,687
Interest income	271,365	2,709,530	100,186
Total investment income	20,183,563	9,625,472	10,507,873
EXPENSES:
Investment advisory fees	1,376,451	2,252,451	726,445
Administrative service fees	1,375,900	1,608,250	518,682
Shareholder servicing fees	550,581	643,557	207,556
Administration fees	67,696	89,745	27,675
Reports to shareholders	53,530	79,801	38,049
Fund accounting fees	58,071	66,897	22,208
Legal fees	54,737	64,609	18,610
Trustee fees and expenses	53,499	62,941	20,693
Federal and state registration fees	41,116	45,176	36,772
Custody fees	61,550	45,089	29,514
Audit and tax fees	16,679	17,463	16,242
Compliance fees	13,784	15,971	5,118
Transfer agent fees and expenses	8,363	8,193	5,505
Insurance fees	6,381	7,750	2,953
Miscellaneous expenses	2,293	1,689	1,770
Interest expenses	2,238	—	4,653
Total expenses	3,742,869	5,009,582	1,682,445
Fees waived by the Advisor (See Note 4)	(308,782)	—	(228,290)
Fees recouped by the Advisor (See Note 4)	—	—	4,049
Less securities lending credit (See Note 6)	(364,306)	(93,619)	(116,626)
Net expenses	3,069,781	4,915,963	1,341,578
Net investment income	17,113,782	4,709,509	9,166,295
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	(1,398,245)	34,495,221	(193,106)
Net long-term capital gain distributions received from registered investment companies	3,305,979	—	—
Total	1,907,734	34,495,221	(193,106)
Net change in unrealized appreciation on:
Investments	16,512,202	(13,053,877)	2,053,649
Total	16,512,202	(13,053,877)	2,053,649
Net realized and unrealized gain	18,419,936	21,441,344	1,860,543
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,533,718	$26,150,853	$11,026,838

The accompanying notes are an integral part of these financial statements.

90

GuideMark Funds & GuidePath Funds
STATEMENTS OF OPERATIONS
March 31, 2025(Continued)

	Multi-Asset Income Allocation Fund	Flexible Income Allocation Fund	Managed[1] Futures Strategy Fund
INVESTMENT INCOME:
Dividend income	$5,066,514	$14,908,216	$—
Interest income	51,760	357,334	13,112,558
Total investment income	5,118,274	15,265,550	13,112,558
EXPENSES:
Investment advisory fees	365,560	675,580	2,813,723
Administrative service fees	261,053	675,580	669,593
Shareholder servicing fees	104,446	270,232	267,974
Administration fees	18,002	34,359	36,108
Reports to shareholders	7,855	28,963	51,618
Fund accounting fees	11,985	28,695	45,024
Legal fees	10,741	33,577	66,366
Trustee fees and expenses	10,243	27,056	28,400
Federal and state registration fees	32,287	36,676	37,783
Custody fees	22,676	37,639	12,925
Audit and tax fees	16,242	16,339	33,809
Compliance fees	2,545	6,650	5,969
Transfer agent fees and expenses	4,649	6,425	6,017
Insurance fees	1,306	3,614	5,116
Miscellaneous expenses	1,649	1,922	4,958
Interest expenses	224	—	—
Total expenses	871,463	1,883,307	4,085,383
Fees waived by the Advisor (See Note 4)	—	(96,576)	—
Less securities lending credit (See Note 6)	(124,863)	(261,978)	(2,200)
Net expenses	746,600	1,524,753	4,083,183
Net investment income	4,371,674	13,740,797	9,029,375
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	1,590,410	(1,930,197)	—
Foreign currencies	—	—	(473,160)
Forward currency contracts	—	—	(4,402,463)
Futures contracts	—	—	(39,779,162)
Net long-term capital gain distributions received from registered investment companies	294,282	158,190	—
Total	1,884,692	(1,772,007)	(44,654,785)

The accompanying notes are an integral part of these financial statements.

91

GuideMark Funds & GuidePath Funds
STATEMENTS OF OPERATIONS
March 31, 2025(Continued)

	Multi-Asset Income Allocation Fund	Flexible Income Allocation Fund	Managed[1] Futures Strategy Fund
Net change in unrealized appreciation (depreciation) on:
Investments	$1,453,528	$1,150,543	$(38,329)
Foreign currencies	—	—	275,220
Forward currency contracts	—	—	74,131
Futures contracts	—	—	(13,848,684)
Total	1,453,528	1,150,543	(13,537,662)
Net realized and unrealized gain (loss)	3,338,220	(621,464)	(58,192,447)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,709,894	$13,119,333	$(49,163,072)

[1]	Consolidated Statement of Operations for the year (See Note 3b).
The accompanying notes are an integral part of these financial statements.

92

GuideMark Funds & GuidePath Funds
STATEMENTS OF OPERATIONS
March 31, 2025(Continued)

	Conservative Income Fund	Income Fund	Growth and Income Fund
INVESTMENT INCOME:
Dividend income	$414,361	$4,559,347	$2,094,816
Interest income	647,132	119,405	44,908
Total investment income	1,061,493	4,678,752	2,139,724
EXPENSES:
Investment advisory fees	72,449	415,503	446,398
Administrative service fees	51,711	230,693	247,739
Shareholder servicing fees	93	474	535
Administration fees	6,491	14,734	16,963
Reports to shareholders	3,899	6,084	7,999
Fund accounting fees	2,653	9,628	12,764
Legal fees	2,265	8,804	22,831
Trustee fees and expenses	1,969	8,948	10,238
Federal and state registration fees	22,293	24,744	25,504
Custody fees	1,400	5,505	25,034
Audit and tax fees	16,259	16,242	21,764
Compliance fees	516	2,253	2,392
Transfer agent fees and expenses	4,129	4,558	4,602
Insurance fees	304	1,188	1,277
Miscellaneous expenses	898	979	979
Interest expenses	—	—	17,095
Total expenses	187,329	750,337	864,114
Fees waived by the Advisor (See Note 4)	(50,414)	—	(46,185)
Fees recouped by the Advisor (See Note 4)	—	—	5,449
Less securities lending credit (See Note 6)	(4,436)	(180,358)	(22,607)
Net expenses	132,479	569,979	800,771
Net investment income	929,014	4,108,773	1,338,953
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	49,911	1,701,005	15,159,750
Total	49,911	1,701,005	15,159,750
Net change in unrealized appreciation on:
Investments	(37,556)	(115,067)	(8,953,731)
Total	(37,556)	(115,067)	(8,953,731)
Net realized and unrealized gain	12,355	1,585,938	6,206,019
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$941,369	$5,694,711	$7,544,972

The accompanying notes are an integral part of these financial statements.

93

GuideMark Funds & GuidePath Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Core Fund		Emerging Markets Fund
	Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$3,219,685	$4,194,037	$943,843	$939,728
Net realized gain (loss) on investment, foreign currency and forward currency contract transactions	33,007,725	15,497,911	581,975	(1,622,708)
Net change in unrealized appreciation on investments and foreign currencies	(8,510,146)	159,469,215	1,768,834	4,970,166
Net increase in net assets resulting from operations	27,717,264	179,161,163	3,294,652	4,287,186
CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	33	—	—
Shares redeemed	—	(1,956)	—	—
Net decrease	—	(1,923)	—	—
Service Shares
Shares sold	144,001,887	112,156,107	7,116,219	8,390,143
Shares issued to holders in reinvestment of dividends	31,527,671	5,134,311	1,353,908	1,515,908
Shares redeemed	(177,702,588)	(175,268,868)	(13,741,159)	(10,445,056)
Net decrease	(2,173,030)	(57,978,450)	(5,271,032)	(539,005)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(31,527,674)	(5,134,311)	(1,356,041)	(1,517,844)
Total dividends and distributions	(31,527,674)	(5,134,311)	(1,356,041)	(1,517,844)
Increase (decrease) in net assets	$(5,983,440)	$116,046,479	(3,332,421)	2,230,337
NET ASSETS:
Beginning of year	723,890,113	607,843,634	47,929,601	45,699,264
End of year	$717,906,673	$723,890,113	$44,597,180	$47,929,601
CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	1	—	—
Shares redeemed	—	(76)	—	—
Net decrease	—	(75)	—	—
Service Shares
Shares sold	4,433,364	4,271,724	617,260	795,346
Shares issued to holders in reinvestment of dividends	949,057	183,290	120,411	142,808
Shares redeemed	(5,510,604)	(6,568,583)	(1,196,387)	(999,142)
Net decrease	(128,183)	(2,113,569)	(458,716)	(60,988)

The accompanying notes are an integral part of these financial statements.

94

GuideMark Funds & GuidePath Funds
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Small/Mid Cap Core Fund		World ex-US Fund
	Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$223,191	$364,163	$2,123,665	$2,100,789
Net realized gain on investment and foreign currency transactions	7,268,081	3,503,778	3,921,967	383,361
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(10,929,293)	16,221,799	2,001,700	12,443,351
Net increase (decrease) in net assets resulting from operations	(3,438,021)	20,089,740	8,047,332	14,927,501
CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	—	—	7
Shares redeemed	—	—	—	(281)
Net decrease	—	—	—	(274)
Service Shares
Shares sold	19,300,249	17,507,890	23,555,972	17,765,194
Shares issued to holders in reinvestment of dividends	8,312,014	708,792	3,178,673	3,718,538
Shares redeemed	(28,938,155)	(29,932,120)	(33,008,102)	(24,959,397)
Net decrease	(1,325,892)	(11,715,438)	(6,273,457)	(3,475,665)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(8,312,014)	(708,792)	(3,178,682)	(3,718,548)
Total dividends and distributions	(8,312,014)	(708,792)	(3,178,682)	(3,718,548)
Increase (decrease) in net assets	(13,075,927)	7,665,510	(1,404,807)	7,733,014
NET ASSETS:
Beginning of year	102,966,460	95,300,950	117,448,079	109,715,065
End of year	$89,890,533	$102,966,460	$116,043,272	$117,448,079
CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	—	—	1
Shares redeemed	—	—	—	(28)
Net decrease	—	—	—	(27)
Service Shares
Shares sold	954,747	992,893	2,151,755	1,765,612
Shares issued to holders in reinvestment of dividends	422,874	36,681	303,627	366,647
Shares redeemed	(1,446,525)	(1,664,652)	(3,025,036)	(2,496,897)
Net decrease	(68,904)	(635,078)	(569,654)	(364,638)

The accompanying notes are an integral part of these financial statements.

95

GuideMark Funds & GuidePath Funds
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Core Fixed Income Fund		Growth Allocation Fund
	Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$6,001,758	$5,435,477	$12,933,923	$11,852,916
Net realized gain (loss) on investment, swap, future and options written transactions	(931,171)	(1,998,431)	57,589,775	28,540,445
Net change in unrealized appreciation on investments, swaps and futures	2,096,652	462,569	(6,444,528)	193,618,489
Net increase in net assets resulting from operations	7,167,239	3,899,615	64,079,170	234,011,850
CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	—	—	128
Shares redeemed	—	—	—	(7,792)
Net decrease	—	—	—	(7,664)
Service Shares
Shares sold	42,135,733	44,283,404	278,179,791	315,911,137
Shares issued to holders in reinvestment of dividends	6,553,089	5,432,683	60,039,606	21,249,174
Shares redeemed	(54,223,823)	(46,167,169)	(287,859,885)	(220,489,252)
Net increase (decrease)	(5,535,001)	3,548,918	50,359,512	116,671,059
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(6,553,125)	(5,432,714)	(60,039,606)	(21,249,174)
Total dividends and distributions	(6,553,125)	(5,432,714)	(60,039,606)	(21,249,174)
Increase (decrease) in net assets	(4,920,887)	2,015,819	54,399,076	329,426,071
NET ASSETS:
Beginning of year	172,263,447	170,247,628	1,279,611,829	950,185,758
End of year	$167,342,560	$172,263,447	$1,334,010,905	$1,279,611,829
CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	—	—	9
Shares redeemed	—	—	—	(527)
Net decrease	—	—	—	(518)
Service Shares
Shares sold	5,129,014	5,452,394	15,574,468	20,377,298
Shares issued to holders in reinvestment of dividends	797,988	670,737	3,347,622	1,345,907
Shares redeemed	(6,594,028)	(5,717,946)	(16,211,565)	(14,645,923)
Net increase (decrease)	(667,026)	405,185	2,710,525	7,077,282

The accompanying notes are an integral part of these financial statements.

96

GuideMark Funds & GuidePath Funds
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Conservative Allocation Fund		Tactical Allocation Fund
	Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$17,113,782	$14,354,405	$4,709,509	$4,220,180
Net realized gain on investment transactions	1,907,734	139,735	34,495,221	32,563,155
Net change in unrealized appreciation on investments	16,512,202	31,166,338	(13,053,877)	86,824,459
Net increase in net assets resulting from operations	35,533,718	45,660,478	26,150,853	$123,607,794
CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	359	—	4,879
Shares redeemed	—	(11,052)	—	(568,668)
Net decrease	—	(10,693)	—	(563,789)
Service Shares
Shares sold	128,758,973	173,957,157	169,406,514	105,068,956
Shares issued to holders in reinvestment of dividends	16,649,348	13,791,295	40,005,996	6,818,603
Shares redeemed	(136,055,881)	(116,865,966)	(146,353,852)	(134,267,017)
Net increase (decrease)	9,352,440	70,882,486	63,058,658	(22,379,458)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(16,649,348)	(13,791,295)	(40,005,997)	(6,818,603)
Total dividends and distributions	(16,649,348)	(13,791,295)	(40,005,997)	(6,818,603)
Increase in net assets	28,236,810	102,740,976	49,203,514	93,845,944
NET ASSETS:
Beginning of year	531,079,422	428,338,446	595,360,541	501,514,597
End of year	$559,316,232	$531,079,422	$644,564,055	$595,360,541
CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	35	—	451
Shares redeemed	—	(1,065)	—	(50,850)
Net decrease	—	(1,030)	—	(50,399)
Service Shares
Shares sold	11,453,570	16,627,116	12,352,444	9,204,370
Shares issued to holders in reinvestment of dividends	1,498,187	1,304,882	2,954,653	575,507
Shares redeemed	(12,134,051)	(11,271,724)	(10,730,688)	(11,724,090)
Net increase (decrease)	817,706	6,660,274	4,576,409	(1,944,213)

The accompanying notes are an integral part of these financial statements.

97

GuideMark Funds & GuidePath Funds
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Absolute Return Allocation Fund		Multi-Asset Income Allocation Fund
	Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$9,166,295	$8,760,545	$4,371,674	$3,559,609
Net realized gain (loss) on investment transactions	(193,106)	(1,310,533)	1,884,692	(1,199,781)
Net change in unrealized appreciation on investments	2,053,649	1,860,920	1,453,528	6,418,682
Net increase in net assets resulting from operations	11,026,838	9,310,932	7,709,894	8,778,510
CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	449	—	—
Shares issued to holders in reinvestment of dividends	—	4	—	—
Shares redeemed	(89)	(27,023)	—	—
Net decrease	(89)	(26,570)	—	—
Service Shares
Shares sold	77,565,986	53,907,835	20,526,870	31,289,817
Shares issued to holders in reinvestment of dividends	9,957,282	9,346,194	4,479,991	3,496,696
Shares redeemed	(84,112,832)	(83,687,543)	(25,937,085)	(24,423,966)
Net increase (decrease)	3,410,436	(20,433,514)	(930,224)	10,362,547
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(9,957,282)	(9,346,198)	(4,479,990)	(3,496,696)
Total dividends and distributions	(9,957,282)	(9,346,198)	(4,479,990)	(3,496,696)
Increase (decrease) in net assets	4,479,903	(20,495,350)	2,299,680	15,644,361
NET ASSETS:
Beginning of year	203,758,161	224,253,511	104,516,590	88,872,229
End of year	$208,238,064	$203,758,161	$106,816,270	$104,516,590
CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	48	—	—
Shares redeemed	(9)	(2,871)	—	—
Net decrease	(9)	(2,823)	—	—
CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	8,167,166	5,760,602	1,864,751	3,017,387
Shares issued to holders in reinvestment of dividends	1,075,301	1,000,556	410,167	340,115
Shares redeemed	(8,870,836)	(8,922,259)	(2,362,854)	(2,389,673)
Net increase (decrease)	371,631	(2,161,101)	(87,936)	967,829

The accompanying notes are an integral part of these financial statements.

98

GuideMark Funds & GuidePath Funds
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Flexible Income Allocation Fund		Managed Futures Strategy Fund[1]
	Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$13,740,797	$14,435,607	$9,029,375	$17,478,379
Net realized gain (loss) on investment, foreign currency, forward currency contract and future transactions	(1,772,007)	(7,532,583)	(44,654,785)	(12,175,992)
Net change in unrealized appreciation (depreciation) on investments, foreign currencies, forward currency contracts and futures contracts	1,150,543	3,933,961	(13,537,662)	19,345,177
Net increase (decrease) in net assets resulting from operations	13,119,333	10,836,985	(49,163,072)	24,647,564
CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	75	—	185
Shares issued to holders in reinvestment of dividends	—	95	—	5
Shares redeemed	(44)	(8,409)	(1,398)	(327,642)
Net decrease	(44)	(8,239)	(1,398)	(327,452)
Service Shares
Shares sold	91,717,976	81,844,986	83,327,481	127,378,020
Shares issued to holders in reinvestment of dividends	14,734,776	13,686,267	39,597	554,410
Shares redeemed	(107,925,949)	(122,117,472)	(77,076,162)	(361,158,721)
Net increase (decrease)	(1,473,197)	(26,586,219)	6,290,916	(233,226,291)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions - Institutional Shares	—	—	—	(5)
Net dividends and distributions - Service Shares	(14,734,776)	(13,686,362)	(39,597)	(554,411)
Total dividends and distributions	(14,734,776)	(13,686,362)	(39,597)	(554,416)
Increase (decrease) in net assets	(3,088,684)	(29,443,835)	(42,913,151)	(209,460,595)
NET ASSETS:
Beginning of year	265,671,457	295,115,292	289,809,892	499,270,487
End of year	$262,582,773	$265,671,457	$246,896,741	$289,809,892
CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	8	—	21
Shares issued to holders in reinvestment of dividends	—	11	—	1
Shares redeemed	(5)	(940)	(153)	(38,652)
Net decrease	(5)	(921)	(153)	(38,630)

The accompanying notes are an integral part of these financial statements.

99

GuideMark Funds & GuidePath Funds
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Flexible Income Allocation Fund		Managed Futures Strategy Fund[1]
	Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024
CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	10,215,242	9,183,963	10,316,785	15,242,820
Shares issued to holders in reinvestment of dividends	1,656,412	1,539,999	5,002	67,718
Shares redeemed	(12,043,859)	(13,725,984)	(9,482,756)	(42,993,320)
Net increase (decrease)	(172,205)	(3,002,022)	839,031	(27,682,782)

[1]	Consolidated Statements of Changes in Net Assets (See note 3b).
The accompanying notes are an integral part of these financial statements.

100

GuideMark Funds & GuidePath Funds
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Conservative Income Fund		Income Fund
	Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$929,014	$816,396	$4,108,773	$2,724,414
Net realized gain (loss) on investment transactions	49,911	(39,268)	1,701,005	(2,022,742)
Net change in unrealized appreciation on investments	(37,556)	55,316	(115,067)	2,175,939
Net increase in net assets resulting from operations	941,369	832,444	5,694,711	2,877,611
CAPITAL SHARE TRANSACTIONS:
Shares sold	18,441,799	16,356,425	31,073,688	31,939,962
Shares issued to holders in reinvestment of dividends	938,383	801,360	4,168,408	2,693,828
Shares redeemed	(17,729,345)	(14,880,223)	(19,548,903)	(11,826,539)
Net increase	1,650,837	2,277,562	15,693,193	22,807,251
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(938,383)	(801,360)	(4,148,561)	(2,693,828)
Return of capital	—	—	(19,847)	—
Total dividends and distributions	(938,383)	(801,360)	(4,168,408)	(2,693,828)
Increase in net assets	1,653,823	2,308,646	17,219,496	22,991,034
NET ASSETS:
Beginning of year	14,089,999	11,781,353	79,625,224	56,634,190
End of year	$15,743,822	$14,089,999	$96,844,720	$79,625,224
CHANGES IN SHARES OUTSTANDING
Shares sold	1,906,310	1,694,609	3,668,492	3,803,073
Shares issued to holders in reinvestment of dividends	97,094	83,292	489,230	324,779
Shares redeemed	(1,831,425)	(1,543,404)	(2,290,831)	(1,418,549)
Net increase	171,979	234,497	1,866,891	2,709,303

The accompanying notes are an integral part of these financial statements.

101

GuideMark Funds & GuidePath Funds
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Growth and Income Fund
	Year Ended March 31,
	2025	2024
OPERATIONS:
Net investment income	$1,338,953	$2,225,655
Net realized gain on investment transactions	15,159,750	3,332,133
Net change in unrealized appreciation on investments	(8,953,731)	11,461,039
Net increase in net assets resulting from operations	7,544,972	17,018,827
CAPITAL SHARE TRANSACTIONS:
Shares sold	21,772,858	22,127,596
Shares issued to holders in reinvestment of dividends	1,219,975	2,225,905
Shares redeemed	(33,940,188)	(36,507,124)
Net decrease	(10,947,355)	(12,153,623)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(1,219,975)	(2,225,905)
Total dividends and distributions	(1,219,975)	(2,225,905)
Increase (decrease) in net assets	(4,622,358)	2,639,299
NET ASSETS:
Beginning of year	109,456,473	106,817,174
End of year	$104,834,115	$109,456,473
CHANGES IN SHARES OUTSTANDING
Shares sold	1,705,078	1,996,722
Shares issued to holders in reinvestment of dividends	95,098	203,673
Shares redeemed	(2,805,328)	(3,406,873)
Net decrease	(1,005,152)	(1,206,478)

The accompanying notes are an integral part of these financial statements.

102

Large Cap Core Fund
FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$30.93	$23.82	$28.80	$26.58	$16.11
Income from investment operations:
Net investment income[1]	0.14	0.17	0.20	0.10	0.06
Net realized and unrealized gains (loss) on investments	1.15	7.15	(2.88)	3.05	10.51
Total from investment operations	1.29	7.32	(2.68)	3.15	10.57
Less distributions:
Distributions from net investment income	(0.13)	(0.20)	(0.16)	(0.12)	(0.10)
Distributions from net realized gains	(1.25)	(0.01)	(2.14)	(0.81)	—
Total distributions	(1.38)	(0.21)	(2.30)	(0.93)	(0.10)
Net asset value, end of year	$30.84	$30.93	$23.82	$28.80	$26.58
Total return	3.85%	30.82%	(8.81)%	11.59%	65.69%
Supplemental data and ratios:
Net assets, end of year	$717,906,673	$723,890,113	$607,841,824	$691,938,719	$602,158,947
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.88% [3]	0.89% [3]	0.90%	0.89%	1.15%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.85% [3]	0.82% [3]	0.87%	0.89%	1.10%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.40%	0.58%	0.79%	0.33%	0.21%
After expense reimbursement (recapture) and securities lending credit	0.43%	0.65%	0.82%	0.33%	0.26%
Portfolio turnover rate	17.86%	19.47%	46.39%	25.18%	34.13%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[3]	The effect of the voluntary expense waiver on the Service Class shares was 0.02%.
The accompanying notes are an integral part of these financial statements.

103

Emerging Markets Fund
FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.95	$10.30	$13.57	$16.50	$10.52
INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.23	0.22	0.33	0.22	0.05
Net realized and unrealized gains (loss) on investments	0.54	0.80	(1.87)	(1.73)	5.96
Total from investment operations	0.77	1.02	(1.54)	(1.51)	6.01
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.34)	(0.37)	(0.49)	(0.26)	(0.03)
Distributions from net realized gains	—	—	(1.24)	(1.16)	—
Total distributions	(0.34)	(0.37)	(1.73)	(1.42)	(0.03)
Net asset value, end of year	$11.38	$10.95	$10.30	$13.57	$16.50
Total return	7.07%	10.03%	(11.02)%	(9.75)%	57.85%[3]
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$44,597,180	$47,929,601	$45,699,264	$71,780,033	$96,895,863
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.76%[4]	1.88%[4]	1.84%	1.40%	1.55%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.34%[4]	1.34%[4]	1.40%	1.39%	1.64%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.54%	1.55%	2.39%	1.32%	0.43%
After expense reimbursement (recapture) and securities lending credit	1.96%	2.09%	2.83%	1.33%	0.34%
Portfolio turnover rate	29.99%	43.80%	43.50%	47.80%	58.36%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.01%, 0.01%, 0.01%, 0.00%, and 0.00%, respectively.
[3]	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).
[4]	The effect of the voluntary expense waiver on the Service Class shares was 0.06%.
The accompanying notes are an integral part of these financial statements.

104

SMALL/MID Cap Core Fund
FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$20.39	$16.76	$19.12	$21.07	$10.77
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.04	0.07	0.09	0.00[4]	(0.04)
Net realized and unrealized gains (loss) on investments	(0.61)	3.69	(2.08)	0.44	10.72
Total from investment operations	(0.57)	3.76	(1.99)	0.44	10.68
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.09)	(0.07)	(0.06)	(0.04)	(0.02)
Distributions from net realized gains	(1.68)	(0.06)	(0.31)	(2.35)	(0.36)
Total distributions	(1.77)	(0.13)	(0.37)	(2.39)	(0.38)
Net asset value, end of year	$18.05	$20.39	$16.76	$19.12	$21.07
Total return	(3.51)%	22.44%	(10.34)%	1.38%	99.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$89,890,533	$102,966,460	$95,300,950	$107,105,729	$92,756,350
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.15%[3]	1.16%[3]	1.17%	1.17%	1.46%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.07%[3]	1.04%[3]	1.06%	1.14%	1.31%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.15%	0.25%	0.41%	(0.03)%	(0.40)%
After expense reimbursement (recapture) and securities lending credit	0.23%	0.37%	0.52%	0.01%	(0.25)%
Portfolio turnover rate	17.87%	16.37%	24.59%	36.38%	37.81%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.
[3]	The effect of the voluntary expense waiver on the Service Class shares was 0.035%.
[4]	Amount calculated is less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

105

World ex-US Fund
FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.76	$9.73	$10.31	$10.45	$7.30
INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.20	0.19	0.23	0.13	0.08
Net realized and unrealized gains (loss) on investments	0.57	1.19	(0.53)	(0.15)	3.27
Total from investment operations	0.77	1.38	(0.30)	(0.02)	3.35
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.31)	(0.23)	(0.21)	(0.12)	(0.20)
Dividends from net realized gains	—	(0.12)	(0.07)	—	—
Total distributions	(0.31)	(0.35)	(0.28)	(0.12)	(0.20)
Net asset value, end of year	$11.22	$10.76	$9.73	$10.31	$10.45
Total return	7.29%	14.42%	(2.70)%	(0.27)%	45.89%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$116,043,272	$117,448,079	$109,714,796	$125,033,842	$138,023,708
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.20%[3]	1.24%[3]	1.26%	1.25%	1.38%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.10%[3]	1.10%[3]	1.14%	1.14%	1.37%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.74%	1.80%	2.37%	1.08%	0.88%
After expense reimbursement (recapture) and securities lending credit	1.84%	1.91%	2.49%	1.19%	0.89%
Portfolio turnover rate	33.41%	30.33%	54.13%	33.89%	46.15%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.01%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[3]	The effect of the voluntary expense waiver on the Service Class shares was 0.041%.
The accompanying notes are an integral part of these financial statements.

106

Core Fixed Income Fund
FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.20	$8.27	$9.01	$9.70	$9.80
INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.29	0.26	0.20	0.11	0.11
Net realized and unrealized gains (loss) on investments	0.05	(0.06)	(0.74)	(0.57)	0.14[3]
Total from investment operations	0.34	0.20	(0.54)	(0.46)	0.25
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.31)	(0.27)	(0.20)	(0.12)	(0.18)
Distributions from net realized gains	—	—	—	(0.11)	(0.17)
Total distributions	(0.31)	(0.27)	(0.20)	(0.23)	(0.35)
Net asset value, end of year	$8.23	$8.20	$8.27	$9.01	$9.70
Total return	4.25%	2.56%	(6.02)%	(4.88)%	2.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$167,342,560	$172,263,447	$170,247,628	$200,560,432	$188,033,933
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.99%	1.00%	0.99%	0.99%	1.28%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.94%	0.94%	0.94%	0.94%	1.19%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	3.44%	3.23%	2.28%	1.09%	1.01%
After expense reimbursement (recapture) and securities lending credit	3.49%	3.29%	2.33%	1.14%	1.10%
Portfolio turnover rate	191.20%	267.22%	252.14%	263.72%	283.45%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[3]
Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

107

Growth Allocation Fund
FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$16.97	$13.90	$16.03	$15.64	$10.06
INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.17	0.17	0.13	0.12	0.07
Net realized and unrealized gains (loss) on investments	0.72	3.21	(1.72)	0.73	5.78
Total from investment operations	0.89	3.38	(1.59)	0.85	5.85
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.18)	(0.26)	(0.03)	(0.13)	(0.07)
Distributions from net realized gains	(0.61)	(0.05)	(0.51)	(0.33)	(0.20)
Total distributions	(0.79)	(0.31)	(0.54)	(0.46)	(0.27)
Net asset value, end of year	$17.07	$16.97	$13.90	$16.03	$15.64
Total return	5.04%	24.46%	(9.69)%	5.22%	58.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$1,334,010,905	$1,279,611,829	$950,178,503	$1,136,476,058	$1,075,230,154
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.66%	0.67%	0.69%	0.68%	0.94%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.64%	0.62%	0.64%	0.64%	0.90%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.93%	1.09%	0.87%	0.71%	0.44%
After expense reimbursement (recapture) and securities lending credit	0.95%	1.14%	0.92%	0.75%	0.48%
Portfolio turnover rate	16.60%	18.58%	22.84%	17.09%	39.58%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.01%, 0.00% and 0.00%, respectively.
[4]
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

108

Conservative Allocation Fund
FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.88	$10.17	$10.98	$11.07	$9.14
INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.35	0.34	0.27	0.21	0.20
Net realized and unrealized gains (loss) on investments	0.38	0.71	(0.87)	0.10	1.96
Total from investment operations	0.73	1.05	(0.60)	0.31	2.16
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.34)	(0.34)	(0.17)	(0.20)	(0.19)
Distributions from net realized gains	—	—	(0.04)	(0.20)	(0.04)
Total distributions	(0.34)	(0.34)	(0.21)	(0.40)	(0.23)
Net asset value, end of year	$11.27	$10.88	$10.17	$10.98	$11.07
Total return	6.78%	10.48%	(5.39)%	2.60%	23.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$559,316,232	$531,079,422	$428,327,883	$509,796,048	$461,123,761
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.68%	0.70%	0.71%	0.70%	0.96%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.56%[5]	0.45%	0.45%	0.45%	0.70%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	2.99%	3.01%	2.37%	1.56%	1.64%
After expense reimbursement (recapture) and securities lending credit	3.11%	3.26%	2.63%	1.81%	1.90%
Portfolio turnover rate	13.69%	19.92%	48.39%	28.28%	38.17%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[4]
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]	Effective August 1, 2024 the expense limitation was changed from 0.45% to 0.75%.
The accompanying notes are an integral part of these financial statements.

109

Tactical Allocation Fund
FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$13.09	$10.56	$11.40	$11.39	$9.96
INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.10	0.09	0.15	0.05	0.01
Net realized and unrealized gains (loss) on investments	0.55	2.58	(0.49)	1.15	1.94
Total from investment operations	0.65	2.67	(0.34)	1.20	1.95
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.17)	(0.14)	—	(0.05)	(0.01)
Distributions from net realized gains	(0.69)	—	(0.50)	(1.14)	(0.51)
Total distributions	(0.86)	(0.14)	(0.50)	(1.19)	(0.52)
Net asset value, end of year	$12.88	$13.09	$10.56	$11.40	$11.39
Total return	4.59%	25.45%	(2.90)%	10.32%	19.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$644,564,055	$595,360,541	$500,975,471	$518,623,186	$469,311,387
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.78%	0.79%	0.80%	0.81%	1.07%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.76%	0.77%	0.79%	0.78%	1.05%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.72%	0.77%	1.37%	0.36%	0.07%
After expense reimbursement (recapture) and securities lending credit	0.74%	0.79%	1.38%	0.39%	0.09%
Portfolio turnover rate	274.00%	333.31%	248.27%	406.19%	443.30%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[4]
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

110

Absolute Return Allocation Fund
FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.39	$9.39	$10.08	$10.58	$10.01
INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.42	0.40	0.28	0.23	0.20
Net realized and unrealized gains (loss) on investments	0.08	0.05	(0.75)	(0.52)	0.63[5]
Total from investment operations	0.50	0.45	(0.47)	(0.29)	0.83
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.46)	(0.45)	(0.22)	(0.21)	(0.26)
Total distributions	(0.46)	(0.45)	(0.22)	(0.21)	(0.26)
Net asset value, end of year	$9.43	$9.39	$9.39	$10.08	$10.58
Total return	5.45%	4.72%	(4.56)%	(2.80)%	8.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$208,238,064	$203,758,072	$224,226,970	$236,003,490	$212,656,486
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.81%	0.84%	0.86%	0.82%	1.09%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.65%[6]	0.55%	0.58%	0.55%	0.81%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	4.26%	3.91%	2.73%	1.87%	1.57%
After expense reimbursement (recapture) and securities lending credit	4.42%	4.20%	3.01%	2.14%	1.85%
Portfolio turnover rate	54.69%	53.14%	152.99%	27.64%	65.03%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.03%, 0.00% and 0.01%, respectively.
[4]
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

[6]	Effective August 1, 2024 the expense limitation was changed from 0.55% to 0.69%.
The accompanying notes are an integral part of these financial statements.

111

Multi-Asset Income Allocation Fund
FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.77	$10.17	$11.37	$11.33	$9.06
INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.46	0.41	0.37	0.31	0.27
Net realized and unrealized gains (loss) on investments	0.35	0.60	(1.17)	0.05	2.27
Total from investment operations	0.81	1.01	(0.80)	0.36	2.54
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.48)	(0.41)	(0.40)	(0.32)	(0.27)
Total distributions	(0.48)	(0.41)	(0.40)	(0.32)	(0.27)
Net asset value, end of year	$11.10	$10.77	$10.17	$11.37	$11.33
Total return	7.64%	10.15%	(6.92)%	3.09%	28.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$106,816,270	$104,516,590	$88,872,229	$111,888,042	$132,821,013
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.83%	0.85%	0.85%	0.84%	1.09%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.71%	0.71%	0.59%	0.70%	0.96%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	4.07%	3.89%	3.32%	2.55%	2.48%
After expense reimbursement (recapture) and securities lending credit	4.19%	4.03%	3.58%	2.69%	2.61%
Portfolio turnover rate	47.13%	27.54%	65.66%	24.21%	73.27%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.01%, 0.00% and 0.00%, respectively.
[4]
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

112

Flexible Income Allocation Fund
FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.89	$8.97	$9.99	$10.50	$9.30
INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.46	0.47	0.23	0.21	0.25
Net realized and unrealized gains (loss) on investments	(0.02)	(0.10)	(0.96)	(0.44)	1.18[2]
Total from investment operations	0.44	0.37	(0.73)	(0.23)	1.43
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.49)	(0.45)	(0.22)	(0.21)	(0.23)
Dividends from net realized gains	—	—	(0.07)	(0.07)	—
Total distributions	(0.49)	(0.45)	(0.29)	(0.28)	(0.23)
Net asset value, end of year	$8.84	$8.89	$8.97	$9.99	$10.50
Total return	5.02%	4.19%	(7.27)%	(2.33)%	15.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$262,582,773	$265,671,413	$295,106,939	$347,766,775	$279,838,116
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.70%	0.71%	0.70%	0.70%	0.99%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.56%[6]	0.50%	0.50%	0.50%	0.75%
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	4.94%	5.04%	2.28%	1.83%	2.17%
After expense reimbursement (recapture) and securities lending credit	5.08%	5.25%	2.48%	2.03%	2.41%
Portfolio turnover rate	80.64%	247.29%	483.66%	195.55%	211.84%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.
[5]
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[6]	Effective August 1, 2024 the expense limitation was changed from 0.50% to 0.80%.
The accompanying notes are an integral part of these financial statements.

113

Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.84	$8.25	$9.89	$9.27	$8.65
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.28	0.31	0.16	(0.14)	(0.13)
Net realized and unrealized gains on investments	(1.78)	0.29	0.54[3]	1.57	1.05
Total from investment operations	(1.50)	0.60	0.70	1.43	0.92
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.00)[4]	(0.01)	(1.04)	(0.20)	—
Dividends from net realized gains	—	—	(1.30)	(0.61)	(0.30)
Total distributions	—	(0.01)	(2.34)	(0.81)	(0.30)
Net asset value, end of year	$7.34	$8.84	$8.25	$9.89	$9.27
Total return	(16.97)%	7.23%	5.04%	16.94%	10.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$246,896,741	$289,808,486	$498,938,872	$251,272,515	$207,653,403
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and fees waived including interest expense[2]	1.52%	1.50%	1.52%	1.54%	1.80%
After expense reimbursement (recapture) and fees waived including interest expense[2]	1.52%	1.50%	1.52%	1.54%	1.81%
Ratio of net investment gain (loss) to average net assets
Before expense reimbursement (recapture) and fees waived	3.37%	3.66%	1.52%	(1.47)%	(1.47)%
After expense reimbursement (recapture) and fees waived	3.37%	3.66%	1.52%	(1.47)%	(1.48)%
Portfolio turnover rate	0.00%	0.00%	0.00%	0.00%	0.00%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Net investment income (loss) per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[3]
Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.

[4]	Amount calculated is less than $(0.005) per share.
The accompanying notes are an integral part of these financial statements.

114

Conservative Income Fund
FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.66	$9.63	$9.78	$9.94	$9.90
INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.44	0.43	0.20	0.05	0.03
Net realized and unrealized gains (loss) on investments	(0.01)[2]	0.02	(0.13)	(0.16)	0.04
Total from investment operations	0.43	0.45	0.07	(0.11)	0.07
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.43)	(0.42)	(0.22)	(0.05)	(0.03)
Distributions from net realized gains	—	—	—	—	—
Total distributions	(0.43)	(0.42)	(0.22)	(0.05)	(0.03)
Net asset value, end of year	$9.66	$9.66	$9.63	$9.78	$9.94
Total return	4.50%	4.82%	0.71%	(1.12)%	0.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$15,743,822	$14,089,999	$11,781,353	$10,911,849	$15,926,192
Ratio of expenses to average net assets[3]
After expense reimbursement (recapture) and securities lending credit including interest expense[5]	0.90%	0.92%	0.95%	1.06%	1.14%
After expense reimbursement (recapture) and securities lending credit including interest expense[5]	0.64%	0.64%	0.64%	0.64%	0.64%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and fees waived	4.23%	4.20%	1.81%	0.08%	(0.20)%
After expense reimbursement (recapture) and fees waived	4.49%	4.48%	2.12%	0.50%	0.30%
Portfolio turnover rate	215.53%	258.88%	398.32%	161.18%	190.65%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
The accompanying notes are an integral part of these financial statements.

115

Income Fund
FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.47	$8.46	$9.20	$9.95	$9.86
INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.38	0.31	0.17	0.21	0.18
Net realized and unrealized gains (loss) on investments	0.12	(0.00)[4,6]	(0.74)	(0.75)	0.09[4]
Total from investment operations	0.50	0.31	(0.57)	(0.54)	0.27
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.38)	(0.30)	(0.17)	(0.21)	(0.18)
Distributions from return of capital.	(0.00)[6]	—	—	—	—
Distributions from net realized gains	—	—	—	—	—
Total distributions	(0.38)	(0.30)	(0.17)	(0.21)	(0.18)
Net asset value, end of year	$8.59	$8.47	$8.46	$9.20	$9.95
Total return	6.14%	3.82%	(6.21)%	(5.53)%	2.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$96,844,720	$79,625,224	$56,634,190	$44,470,391	$38,031,721
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[5]	0.81%	0.84%	0.85%	0.88%	0.92%
After expense reimbursement (recapture) and securities lending credit including interest expense[5]	0.62%	0.79%	0.79%	0.79%	0.80%
Ratio of net investment income to average net assets[3]
Before expense reimbursement (recapture) and fees waived	4.26%	3.70%	1.91%	2.02%	1.73%
After expense reimbursement (recapture) and fees waived	4.45%	3.75%	1.97%	2.11%	1.85%
Portfolio turnover rate	81.47%	288.92%	300.76%	222.96%	194.13%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[4]
Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.

[5]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.01%, respectively.
[6]	Amount calculated is less than $(0.005) per share.
The accompanying notes are an integral part of these financial statements.

116

Growth and Income Fund
FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.16	$10.46	$11.02	$11.68	$8.72
INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.17	0.26	0.24	0.11	0.13
Net realized and unrealized gains (loss) on
investments	0.94	1.70	(0.58)	0.89	2.96
Total from investment operations	1.11	1.96	(0.34)	1.00	3.09
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.16)	(0.26)	(0.22)	(0.14)	(0.13)
Distributions from net realized gains (loss)	—	—	—	(1.52)	—
Total distributions	(0.16)	(0.26)	(0.22)	(1.66)	(0.13)
Net asset value, end of year	$13.11	$12.16	$10.46	$11.02	$11.68
Total return	9.14%	19.08%	(3.02)%	7.90%	35.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$104,834,115	$109,456,473	$106,817,174	$116,833,573	$86,833,376
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.87%	0.94%	0.94%	0.87%	0.95%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.81%	0.88%	0.89%	0.81%	0.80%
Ratio of net investment income to average net assets[3]
Before expense reimbursement (recapture) and fees waived	1.29%	2.35%	2.21%	0.86%	1.13%
After expense reimbursement (recapture) and fees waived	1.35%	2.41%	2.26%	0.92%	1.28%
Portfolio turnover rate	86.63%	122.79%	73.19%	174.37%	108.96%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[4]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.02%, 0.09%, 0.10%, 0.02% and 0.01%, respectively.
The accompanying notes are an integral part of these financial statements.

117

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
March 31, 2025
1. Organization
GPS Funds I and GPS Funds II (the “Trusts”) are organized as Delaware statutory trusts under Declarations of Trusts dated January 2, 2001 and October 20, 2010, respectively. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. GPS Funds I is comprised of the following 5 funds: GuideMark Large Cap Core Fund, GuideMark Emerging Markets Fund, GuideMark Small/Mid Cap Core Fund, GuideMark World ex-US Fund, and GuideMark Core Fixed Income Fund. GPS Funds II is comprised of the following 10 funds: GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund, GuidePath Absolute Return Allocation Fund, GuidePath Multi-Asset Income Allocation Fund, GuidePath Flexible Income Allocation Fund, GuidePath Managed Futures Strategy Fund, GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund (collectively, the “Funds”). All of the Funds are classified and operate as diversified funds under the 1940 Act. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund and GuidePath Absolute Return Allocation Fund were seeded on March 4, 2011 and the prospectus went effective on April 1, 2011. The GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund and GuidePath Absolute Return Allocation Fund commenced operations on April 29, 2011. The GuidePath Multi-Asset Income Allocation Fund and GuidePath Flexible Income Allocation Fund commenced operations on August 31, 2012. The GuidePath Managed Futures Strategy Fund commenced operations on January 19, 2016. The GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund commenced operations on April 30, 2018. Each Fund offers a single share class. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
2. Fund of Funds
The GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Absolute Return Allocation Fund, GuidePath Multi-Asset Income Allocation Fund, GuidePath Flexible Income Allocation Fund, GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund each operate as a “Fund of Funds,” investing primarily or, in the case of the GuidePath Tactical Allocation Fund, between 10% and 100% of its assets, in registered investment companies, including mutual funds and exchange-traded funds (“ETFs”). The funds in which the Fund of Funds may invest are referred to herein as the “Underlying Funds.” AssetMark, Inc. (the “Advisor” or “AssetMark”) believes that investing in Underlying Funds provides each Fund of Funds with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in a Fund of Funds, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, each Fund of Funds may buy Underlying Funds managed by the Advisor or its affiliates, which in turn, invest in various securities, including ETFs. The Fund of Funds may also invest directly in securities and other exchange-traded products, such as exchange-traded notes.
3. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(A)
Investment Valuation – The Funds value their investments at fair value. Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

118

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
March 31, 2025(Continued)
All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.
Fixed income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short term investments having a maturity of less than 60 days are generally valued at amortized cost, which approximates market value.
Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation. These investments in mutual funds may include investments in affiliated mutual funds. Investments in mutual funds are generally priced using values supplied by the underlying funds themselves. Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share.
Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair value in accordance with the requirements of Rule 2a-5. The Board designated the Advisor as Valuation Designee of the Trusts. The Valuation Designee has established a Valuation Committee to oversee the implementation of the valuation procedures on behalf of the Funds.
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts).
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.
Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, options written, and swaps.
Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

119

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
March 31, 2025(Continued)
Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.
Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.
Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities for which observable inputs are not available.
Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures approved by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.
To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2025:
GuideMark Large Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$682,476,360	$—	$3,538	$682,479,898
Investment Companies	21,727,601	—	—	21,727,601
Real Estate Investment Trusts	9,172,805	—	—	9,172,805
Investments Purchased with Proceeds from Securities Lending*	—	—	—	36,843,475
Money Market Funds	2,410,517	—	—	2,410,517
Total Investments in Securities	$715,787,283	$—	$3,538	$752,634,296

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

120

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
March 31, 2025(Continued)
Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of April 1, 2024	$3,538
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Corporate Actions	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Transfers into/(out of) Level 3	—
Balance as of March 31, 2025	$3,538
Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2025.	$—

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.
GuideMark Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$21,757	$—	$21,757
Brazil	1,462,346	—	—	1,462,346
Chile	320,345	201,412	—	521,757
China	440,207	13,138,089	—	13,578,296
Colombia	86,809	—	—	86,809
Czech Republic	24,313	180,250	—	204,563
Egypt	181,730	—	—	181,730
Hong Kong	51,443	583,056	—	634,499
Hungary	—	146,950	—	146,950
India	—	7,179,089	—	7,179,089
Indonesia	12,366	398,087	—	410,453
Ireland	357,890	—	—	357,890
Luxembourg	29,211	—	—	29,211
Mexico	780,813	—	—	780,813
Netherlands	41,660	—	—	41,660
Peru	84,282	—	—	84,282
Philippines	—	79,808	—	79,808
Poland	—	542,694	—	542,694
Qatar	139,565	195,626	—	335,191
Russia	—	—	0	—
Singapore	—	54,540	—	54,540
South Africa	601,680	987,751	—	1,589,431
South Korea	—	4,716,200	—	4,716,200
Tawain	—	7,421,601	—	7,421,601
Thailand	—	379,255	—	379,255

121

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
March 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (Continued)
Turkey	$87,116	$455,758	$—	$542,874
United Arab Emirates	224,407	357,699	—	582,106
Total Common Stocks	4,926,183	37,039,622	—	41,965,805
Investment Companies
United States	2,004,248	—	—	2,004,248
Total Investment Companies	2,004,248	—	—	2,004,248
Preferred Stocks
Brazil	687,398	—	—	687,398
Colombia	107,973	—	—	107,973
South Korea	—	76,549	—	76,549
Total Preferred Stocks	795,371	76,549	—	871,920
Investments Purchased with Proceeds from Securities Lending*	—	—	—	1,486,978
Money Market Funds	69,515	—	—	69,515
Total Investments in Securities	$7,795,317	$37,116,171	$0	$46,398,466

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Rights
Balance as of April 1, 2024	$ 0	$ 0
Purchases	—	—
Sales proceeds and paydowns	—	0
Accreted discounts, net	—	—
Corporate Actions	0	—
Realized gain (loss)	—	0
Change in unrealized appreciation (depreciation)	—	—
Transfers into/(out of) Level 3	—	—
Balance as of March 31, 2025	$0	$—
Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2025.	$—	$—

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

122

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
March 31, 2025(Continued)
GuideMark Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$82,543,197	$—	$5,013	$82,548,210
Real Estate Investment Trusts	4,177,742	—	—	4,177,742
Investment Companies	2,925,491	—	—	2,925,491
Investments Purchased with Proceeds from Securities Lending*	—	—	—	8,537,962
Money Market Funds	247,458	—	—	247,458
Total Investments in Securities	$89,893,888	$—	$5,013	$98,436,863

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of April 1, 2024	$7,246
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Corporate Actions	(4,854)
Realized gain (loss)	4,854
Change in unrealized appreciation (depreciation)	(2,233)
Transfers into/(out of) Level 3	—
Balance as of March 31, 2025	$5,013
Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2025.	$—

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.
GuideMark World ex-US Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$5,268,494	$—	$5,268,494
Austria	—	286,646	—	286,646
Belgium	—	650,480	—	650,480
Canada	12,779,842	—	—	12,779,842
China	—	40,387	—	40,387
Denmark	—	2,546,555	—	2,546,555
Finland	—	812,815	—	812,815
France	—	11,559,474	—	11,559,474
Germany	—	11,465,627	—	11,465,627
Hong Kong	43,564	2,159,757	—	2,203,321
Ireland	105,644	491,553	—	597,197
Israel	893,410	422,923	—	1,316,333

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	Level 1	Level 2	Level 3	Total
Common Stocks (Continued)
Italy	$—	$3,902,511	$—	$3,902,511
Japan	—	21,377,052	—	21,377,052
Luxembourg	—	330,741	—	330,741
Netherlands	—	4,653,419	—	4,653,419
New Zealand	—	407,665	—	407,665
Norway	—	920,846	—	920,846
Poland	—	228,995	—	228,995
Portugal	255,064	17,625	—	272,689
Singapore	222,225	1,547,817	—	1,770,042
Spain	—	3,599,443	—	3,599,443
Sweden	287,116	2,262,219	—	2,549,335
Switzerland	—	8,261,076	—	8,261,076
United Kingdom	64,315	13,894,482	—	13,958,797
United States	116,704	—	—	116,704
Total Common Stocks	14,767,884	97,108,602	—	111,876,486
Investment Companies
United States	2,147,950	—	—	2,147,950
Total Investment Companies	2,147,950	—	—	2,147,950
Real Estate Investment Trusts
Australia	—	117,878	—	117,878
France	—	156,223	—	156,223
Total Real Estate Investment Trusts	—	274,101	—	274,101
Preferred Stocks
Germany	—	67,862	—	67,862
Total Preferred Stocks	—	67,862	—	67,862
Warrants	—	—	0	0
Investments Purchased with Proceeds from Securities Lending*	—	—	—	1,044,599
Money Market Funds	6,920	—	—	6,920
Total Investments in Securities	$16,922,754	$97,450,565	$0	$115,417,918

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

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Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Warrants
Balance as of April 1, 2024	$ 0
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Corporate Actions	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Transfers into/(out of) Level 3	—
Balance as of March 31, 2025	$0
Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2025.	$—

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.
GuideMark Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Obligations	$—	$59,644,745	$—	$59,644,745
Mortgage Backed Securities	—	52,213,663	—	52,213,663
Corporate Obligations	—	33,462,056	—	33,462,056
Collateralized Mortgage Obligations	—	22,004,637	—	22,004,637
Asset Backed Securities	—	10,418,359	—	10,418,359
Foreign Government Debt Obligations	—	2,986,851	—	2,986,851
Municipal Debt Obligations	—	2,045,403	—	2,045,403
Total Fixed Income	—	182,775,714	—	182,775,714
Investments Purchased with Proceeds from Securities Lending*	—	—	—	423,395
Money Market Funds	2,532,185	—	—	2,532,185
Total Investments in Securities	$2,532,185	$182,775,714	$—	$185,731,294
Other Financial Instruments**
Futures	$(143,105)	$—	$—	$(143,105)
Swaps	—	352,985	—	352,985

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

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GuidePath Growth Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,320,655,776	$—	$—	$1,320,655,776
Investments Purchased with Proceeds from Securities Lending*	—	—	—	203,295,672
Money Market Funds	15,093,182	—	—	15,093,182
Total Investments in Securities	$1,335,748,958	$—	$—	$1,539,044,630

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$553,290,586	$—	$—	$553,290,586
Investments Purchased with Proceeds from Securities Lending*	—	—	—	115,568,284
Money Market Funds	6,052,674	—	—	6,052,674
Total Investments in Securities	$559,343,260	$—	$—	$674,911,544

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$451,593,978	$—	$—	$451,593,978
Investments Purchased with Proceeds from Securities Lending*	—	—	—	14,594,720
Money Market Funds	195,121,650	—	—	195,121,650
Total Investments in Securities	$646,715,628	$—	$—	$661,310,348

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

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GuidePath Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$205,972,886	$—	$—	$205,972,886
Investments Purchased with Proceeds from Securities Lending*	—	—	—	35,049,604
Money Market Funds	2,499,278	—	—	2,499,278
Total Investments in Securities	$208,472,164	$—	$—	$243,521,768

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$105,695,316	$—	$—	$105,695,316
Investments Purchased with Proceeds from Securities Lending*	—	—	—	34,640,051
Money Market Funds	862,254	—	—	862,254
Total Investments in Securities	$106,557,570	$—	$—	$141,197,621

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$255,536,138	$—	$—	$255,536,138
Investments Purchased with Proceeds from Securities Lending*	—	—	—	82,064,870
Money Market Funds	6,925,630	—	—	6,925,630
Total Investments in Securities	$262,461,768	$—	$—	$344,526,638

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

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GuidePath Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$117,512,647	$—	$117,512,647
Investments Purchased with Proceeds from Securities Lending*	—	—	—	6,105,000
Money Market Funds	14,527,870	—	—	14,527,870
U.S. Treasury Bills	—	83,092,731	—	83,092,731
Total Investments in Securities	$14,527,870	$200,605,378	$—	$221,238,248
Other Financial Instruments**
Futures	$(3,423,535)	$—	$—	$(3,423,535)
Forward Currency Contracts	$—	$61,254	$—	$61,254

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Statements of Assets and Liabilities.

**
Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts. Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.
GuidePath Conservative Income Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$6,511,939	$—	$—	$6,511,939
U.S. Treasury Securities	—	1,965,785	—	1,965,785
Investments Purchased with Proceeds from Securities Lending*	—	—	—	259,900
Money Market Funds	7,255,214	—	—	7,255,214
Total Investments in Securities	$13,767,153	$1,965,785	$—	$15,992,838

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Income Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$94,976,862	$—	$—	$94,976,862
Investments Purchased with Proceeds from Securities Lending*	—	—	—	14,465,446
Money Market Funds	2,235,239	—	—	2,235,239
Total Investments in Securities	$97,212,101	$—	$—	$111,677,547

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

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GuidePath Growth and Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$52,622,092	$—	$—	$52,622,092
Investment Companies	51,014,841	—	—	51,014,841
Investments Purchased with Proceeds from Securities Lending*	—	—	—	824,944
Money Market Funds	1,737,585	—	—	1,737,585
Total Investments in Securities	$105,374,518	$—	$—	$106,199,462

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
(B)
Consolidation of Subsidiary – The GuidePath Managed Futures Strategy Fund may invest up to 25% of its total assets in GuidePath Managed Futures Strategy Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by GuidePath Managed Futures Strategy Fund. The financial statements of the GuidePath Managed Futures Strategy Fund include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The GuidePath Managed Futures Strategy Fund had 3.92% of its total assets invested in the Subsidiary as of March 31, 2025.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.
(C)
New Accounting Pronouncement – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
(D)
Subsequent Events Evaluation – In preparing these financial statements, the Funds have evaluated events and transactions through the date of issuance for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

(E)
Repurchase Agreements – Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to

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the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.
(F)
Federal Income Taxes – The Funds intend to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. As of and during the year ended March 31, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the fiscal year ended March 31, 2025, the Funds did not incur any interest or penalties. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(G)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(H)
Indemnifications – Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of their performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

(I)
Expenses – Many expenses of the Funds can be directly attributed to a specific Fund. Additionally, some expenses can be directly attributed to a specific Trust, in which case the expense is apportioned among the Funds within that Trust based on relative net assets. Expenses that cannot be directly attributed to a specific Fund or Trust are apportioned among all the Funds based on relative net assets.

(J)
Security Transactions and Income Recognition – Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest is recorded on the accrual basis and discounts/premiums are amortized using the effective yield method daily. Withholding taxes on foreign dividends and taxes on capital gains, which are included as a component of net investment income and realized gain (loss) on investments, respectively, have been provided in accordance with the Trusts’ understanding of the applicable country’s tax rules and rates. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution.

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(K)
Foreign Taxes – Tax reclaims receivable, if any, are recorded based upon the Funds’ interpretation of country-specific taxation of accrued dividend and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Funds’ interpretation of country specific taxation of dividend income and related amounts reclaimable.

(L)
Distributions to Shareholders – The Funds, with the exception of the Core Fixed Income Fund, Multi-Asset Income Allocation Fund, Flexible Income Allocation Fund, Conservative Income Fund, Income Fund and Growth and Income Fund will distribute any net investment income at least annually. The Core Fixed Income Fund, Multi-Asset Income Allocation Fund and Flexible Income Allocation Fund will distribute any net investment income quarterly. The Conservative Income Fund, Income Fund and Growth and Income Fund will generally distribute any net investment income monthly. All of the Funds will generally distribute any net realized long or short-term capital gains at least annually. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(M)
Derivatives – The Funds listed below may invest in derivative instruments including call and put options, futures, forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts
The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign security, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.
Options
The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. All of the Funds may invest in options that are listed on U.S. exchanges or traded over the counter. Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange-traded options, or the options are not exchange-traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange. The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.
Futures
The Funds may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between stock index value at the close of the last trading day of the contract and the price at

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which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking of delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or loss, before cash settlement is required.
The Funds may purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Funds may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.
Futures contracts are valued at the daily quoted settlement prices.
Swaps
The Funds may enter into interest rate, mortgage, credit, currency and total return swaps, interest rate caps, floors and collars. The Funds may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”. The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their swap, cap, floor and collar positions.
Swap agreements are valued using the daily mean and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.
Derivative Instruments and Hedging Activities
Each Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
In general, the use of derivatives may increase the risk within the Funds. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Funds may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Funds were pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as the Funds may receive returns (or suffer losses) exceeding the initial amounts the Funds committed in connection with the derivatives. The use of derivatives can result in losses or gains to the Funds exceeding the amount the Funds would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Funds.
GuideMark Core Fixed Income Fund
During the year, the Fund used fixed income derivatives including U.S. Treasury futures and credit default swaps on investment grade fixed income indices (CDX), for both hedging and investment purposes, primarily duration management, risk management, and the pursuit of relative value opportunities. Futures contracts used in the Fund during the year included those based on short, medium, and long-term U.S. Treasury debt.
The Fund used futures contracts during the year primarily to manage interest rate risk. The Fund used investment grade CDX, purchased/written options and sold (wrote) options to efficiently manage investment grade credit exposure.

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Statement of Assets and Liabilities – Values of Derivative Instruments as of March 31, 2025

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest Rate Contracts - Swaps	Variation margin receivable on swap contracts	$ —	Variation margin payable on swap contracts	$8,471
Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts**	—	Unrealized depreciation on futures contracts**	143,105
Total		$—		$ 151,576

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the year ended March 31, 2025

	Amount of Realized Gain or (Loss) on Derivatives
	Futures Contracts	Swaps	Options Written	Total
Credit Contracts	$—	$(31,215)	$30,354	$(52,991)
Interest Rate Contracts	(438,326)	(20,915)	—	(407,111)
Total	$(438,326)	$(52,130)	$30,354	$(460,102)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Futures Contracts	Swaps	Options Written	Total
Interest Rate Contracts	(74,662)	(4,455)	—	(79,117)
Total	$(74,662)	$(4,455)	$—	$(79,117)

GuidePath Managed Futures Strategy Fund
The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the year ended March 31, 2025, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

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Consolidated Statement of Assets and Liabilities – Values of Derivative Instruments as of March 31, 2025

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Commodity Contracts - Futures*	Unrealized appreciation on futures contracts**	$2,496,873	Unrealized depreciation on futures contracts**	$2,485,465
Equity Contracts - Futures*	Unrealized appreciation on futures contracts**	517,142	Unrealized depreciation on futures contracts**	4,590,167
Foreign Exchange Contracts - Forward Currency Contracts	Unrealized appreciation on forward currency contracts	429,035	Unrealized depreciation on forward currency contracts	367,781
Foreign Exchange Contracts - Futures*	Unrealized appreciation on futures contracts**	389,154	Unrealized depreciation on futures contracts**	478,448
Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts**	1,698,729	Unrealized depreciation on futures contracts**	971,353
Total		$5,530,933		$8,893,214

*	Includes cumulative appreciation/depreciation as reported on the Consolidated Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Consolidated Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Consolidated Statement of Operations for the year ended March 31, 2025
Amount of Realized Gain (Loss) on Derivatives

	Futures Contracts	Forward Currency Contracts
Commodity Contracts	$(5,572,932)	$—
Equity Contracts	(7,619,633)	—
Foreign Exchange Contracts	(9,498,122)	(4,402,463)
Interest Rate Contracts	(17,088,475)	—
Total	$(39,779,162)	$(4,402,463)

Change in Unrealized Appreciation (Depreciation) on Derivatives

	Futures Contracts	Forward Currency Contracts
Commodity Contracts	$(3,282,768)	$—
Equity Contracts	(10,015,338)	—
Foreign Exchange Contracts	(2,143,313)	74,131
Interest Rate Contracts	1,592,735	—
Total	$(13,848,684)	$74,131

134

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
March 31, 2025(Continued)
Volume Disclosures
The average monthly value outstanding of options written during the year ended March 31, 2025 were as follows:

	GuideMark Core Fixed Income Fund	GuidePath Managed Futures Strategy Fund
Options Written	$(2,516)	$—

The average monthly notional amount outstanding of futures, forwards and swaps during the year ended March 31, 2025 were as follows:

Long Positions	GuideMark Core Fixed Income Fund	GuidePath Managed Futures Strategy Fund
Futures	$8,012,897	$481,053,917
Forwards	$—	$54,528,486
Swaps	$3,391,923	$—

Short Positions	GuideMark Core Fixed Income Fund	GuidePath Managed Futures Strategy Fund
Futures	$(13,046,452)	$(1,099,087,134)
Forwards	$—	$(80,109,265)

Derivative Risks
The risks of using the various types of derivatives in which the Funds may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Funds; the risk that there may not be a liquid secondary market for the derivative at a time when the Funds would look to disengage the position; the risk that additional capital from the Funds may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Funds may induce leverage in the Funds, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.
Offsetting Assets and Liabilities
GuideMark Core Fixed Income Fund
The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.
The table below, as of March 31, 2025, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts

135

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
March 31, 2025(Continued)
related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statement of Assets and Liabilities, except in the case of futures contracts.

Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description/Counterparty
Futures*
Citigroup	$3,033	$ —	$3,033	$(3,033)	$ —	$ —
Swaps
Morgan Stanley	8,471	—	8,471	(8,471)	—	—
	$11,504	$—	$11,504	$(11,504)	$—	$—

*
Cumulative appreciation/depreciation on futures contracts is reported in the Schedule of Open Futures Contracts – variation margin and receivable/payable for unsettled open futures contracts presented above is presented in the Statements of Assets and Liabilities.

GuidePath Managed Futures Strategy Fund
The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.
The table below, as of March 31, 2025, discloses both gross information and net information about instruments and transactions eligible for offset in the Consolidated Statement of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Consolidated Statement of Assets and Liabilities, except in the case of futures contracts.

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description/Counterparty
Forward
UBS AG	$429,035	$ —	$429,035	$(367,781)	$ —	$61,254
Futures*
Goldman Sachs	32,993	—	32,993	(32,993)	—	—
	$462,028	$—	$462,028	$(400,774)	$—	$61,254

136

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
March 31, 2025(Continued)

Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description/Counterparty
Forward
UBS AG	$367,781	$ —	$367,781	$(367,781)	$—	$ —
Futures*
Goldman Sachs	2,875,787	—	2,875,787	(32,993)	(2,842,794)	—
	$3,243,568	$—	$3,243,568	$(400,774)	$(2,842,794)	$—

*
Cumulative appreciation/ depreciation on futures contracts is reported in the Consolidated Schedule of Open Futures Contracts - variation margin and recievable/payable for unsettled open futures contracts presented above is presented in the Consolidated Statement of Assets and Liabilities.

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
(O)
Securities Purchased or Sold on a Forward-Commitment Basis – The Funds may enter into when-issued or other purchase or sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which a Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(P)
Foreign Securities – For purposes of these financial statements, foreign securities are defined as securities issued by companies that are organized outside the United States. Investing in these types of securities make a fund more susceptible to additional risks. These risks include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value in accordance with Rule 2a-5 pursuant to procedures approved by the Board.

(Q)
Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gain (loss) on foreign currencies include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.

137

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
March 31, 2025(Continued)
The value of the Funds’ foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Funds may also incur losses in connection with conversions between various currencies.
(R)
Restricted and Illiquid Securities – No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of it’s net assets in illiquid investments that are assets. The Advisor, with the assistance of the sub-advisors and/or pricing services, will determine the value of such securities in good faith pursuant to procedures adopted by the applicable Board of Trustees. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under the Funds’ liquidity guidelines.

(S)
Short Sales – Although not currently part of any Fund’s principal investment strategy, each Fund has the ability to make equity short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the value of the securities.

(T)
Trustee Compensation – Effective April 1, 2023, for the services performed as Trustees of the consolidated Board of GPS Funds I and GPS Funds II, the Independent Trustees receive a retainer fee of $110,000 per year, $5,000 for each quarterly meeting and annual agreement renewal review meeting, whether held in-person or telephonically, $5,000 for each special meeting attended in person and $2,500 for each special meeting attended telephonically, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The fees are allocated proportionally to each Fund within the Trusts based on total assets under management.

The “interested persons” who serve as Trustees of the Trusts receive no compensation from the Trusts for their services as Trustees. The Funds reimburse the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trusts who provide compliance services to the Funds. The aggregate amount of all such reimbursements is determined by the Trustees. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.
(U)
Pending Litigation – The Funds are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

(V)
Participatory Notes (“participation notes”) – Each Fund may invest in participation notes. Participation notes are unsecured, bearer securities typically issued by financial institutions, the return of which is generally linked to the performance of the underlying listed shares of a company in an emerging market (for example, the shares in a company incorporated in India and listed on the Bombay Stock Exchange). Participation notes are often used to gain exposure to securities of companies in the markets that restrict foreign ownership of local companies.

The terms of participation notes vary widely. Investors in participation notes do not have or receive any rights relating to the underlying shares, and the issuers of the notes may not be obligated to hold any shares in the underlying companies. Participation notes are not currently regulated by the governments of the countries upon which securities the notes are based. These instruments, issued by brokers with global registration, bear counterparty risk and may bear additional liquidity risk. These securities have been deemed to be liquid as of March 31, 2025.

138

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
March 31, 2025(Continued)
4. Investment Advisor
Each Trust has an Investment Advisory Agreement (the “Agreement”) with AssetMark, Inc. with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. The Cayman subsidiary of the GuidePath Managed Futures Strategy Fund also has an Investment Advisory Agreement with AssetMark, with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Funds compensate the Advisor monthly for its management services at the following annual contractual rates, based on each Fund’s average daily net assets:

Large Cap Core Fund	0.45%
Emerging Markets Fund	0.59%
Small/Mid Cap Core Fund	0.57%
World ex-US Fund	0.50%
Core Fixed Income Fund	0.40%
Growth Allocation Fund	0.25%
Conservative Allocation Fund	0.25%
Tactical Allocation Fund	0.35%
Absolute Return Allocation Fund	0.35%
Multi-Asset Income Allocation Fund	0.35%
Flexible Income Allocation Fund	0.25%
Managed Futures Strategy Fund	1.05%
Conservative Income Fund	0.35%
Income Fund	0.45%
Growth and Income Fund	0.45%

Effective April 1, 2023, AssetMark implemented a voluntary fee waiver with respect to the Large Cap Core Fund, Emerging Markets Fund, Small/Mid Cap Core Fund and World ex-US Fund. The voluntary fee waiver may be discontinued by the Advisor at any time. Pursuant to the voluntary waiver, AssetMark is waiving a portion of its advisory fees as a percentage of the average daily net assets of the Fund at the rate specified below. AssetMark will not have any right to seek reimbursement or recoupment from the Funds of any fees waived pursuant to the voluntary waiver.

Large Cap Core Fund	0.020%
Emerging Markets Fund	0.060%
Small/Mid Cap Core Fund	0.035%
World ex-US Fund	0.041%

AssetMark also provides certain administrative services to the shares of the Funds, pursuant to Administrative Services Agreements between the Funds and AssetMark, for which AssetMark receives a monthly fee at an annual rate of 0.25% of the average daily net assets of the applicable class of shares of each Fund. Pursuant to an administrative services agreement, AssetMark provides services in connection with the operation and administration of the AssetMark Platform, including, among other things, back-office, administrative, custodial support and clerical services. Investors holding shares of the Funds outside of the AssetMark Platform are subject to these administrative services fees, but may not receive all of the related services.
In addition, GPS Funds I and the Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to waive, through July 31, 2026, 0.025% of each Fund’s annual advisory fee on GPS Funds I assets in excess of $6 billion and an additional 0.025% of each Fund’s annual advisory fee on GPS Funds I assets in excess of $12 billion.
Each Fund and the Advisor have also entered into an Expense Limitation Agreement under which the Advisor has agreed to waive, through July 31, 2026, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Fund’s net annual operating expenses (excluding taxes, interest, trading costs, acquired fund

139

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
March 31, 2025(Continued)
expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed the following rates ("Expense Limits"), based on daily net assets of each class of each Fund:

Single Class
Large Cap Core Fund	0.99%
Emerging Markets Fund	1.40%
Small/Mid Cap Core Fund	1.20%
World ex-US Fund	1.14%
Core Fixed Income Fund	0.94%
Growth Allocation Fund	0.75%
Conservative Allocation Fund	0.75%*
Tactical Allocation Fund	0.85%
Absolute Return Allocation Fund	0.69%*
Multi-Asset Income Allocation Fund	0.85%
Flexible Income Allocation Fund	0.80%*
Managed Futures Strategy Fund	1.65%
Conservative Income Fund	0.64%
Income Fund	0.79%
Growth and Income Fund	0.79%

*	The rates shown were effective August 1, 2024.
Effective August 1, 2024, the expense limitations for the GuidePath Conservative Allocation Fund, GuidePath Absolute Return Allocation Fund and GuidePath Flexible Income Allocation Fund were changed from 0.45% to 0.75%, 0.55% to 0.69% and 0.50% to 0.80%, respectively.
Any such contractual waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s Expense Limits at the time of the waiver, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the calendar month in which the fee or expense was waived or reimbursed. As of March 31, 2025, Large Cap Core Fund, Growth Allocation Fund, Tactical Allocation Fund, Multi-Asset Income Allocation Fund, and Income Fund have recouped all potential recoverable waivers or reimbursed expenses.
The Advisor is currently waiving fees and, in some cases, reimbursing expenses in the Funds listed below in order to keep these Funds at their Expense Limits. Waived expenses subject to potential recovery are as follows:

	Year of Expiration 03/31/2026	Year of Expiration 03/31/2027	Year of Expiration 03/31/2028
Emerging Markets Fund	$219,516	$213,513	$160,528
World ex-US Fund	110,947	114,158	60,652
Core Fixed Income Fund	80,939	84,536	78,457
Absolute Return Allocation Fund	—	—	75,699
Conservative Income Fund	31,182	24,854	50,414
Growth and Income Fund	2,958	4,874	46,185

140

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
March 31, 2025(Continued)
Additionally, the following amounts are subject to potential recovery if each Fund begins operating below the previous expense limits, also stated in the following table:

	Previous Expense Limit	Year of Expiration 03/31/2026	Year of Expiration 03/31/2027	Year of Expiration 03/31/2028*
Conservative Allocation Fund	0.45%	$671,931	$789,646	$308,782
Absolute Return Allocation Fund	0.55%	692,156	476,268	148,542
Flexible Income Allocation Fund	0.50%	308,523	374,053	96,576

*	Recoupment can only be utilized before August 1, 2027.
Sub-advisory services are provided to certain of the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of AssetMark, closed on September 5, 2024. As a result of the Transaction, AssetMark and certain affiliates of AssetMark are now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR LLC. The Transaction caused certain agreements for the Funds to automatically terminate as required by law, including the distribution agreement between each Trust and AssetMark Brokerage, LLC, the investment advisory agreement between AssetMark and each Trust, on behalf of each Fund, as well as the sub-advisory agreements between AssetMark and the Funds’ sub-advisors, on behalf of the Funds. Accordingly, the Board of Trustees of each Trust has approved a new distribution agreement with each Trust on behalf of the Funds, a new investment advisory agreement (the “New Advisory Agreement”) and, as applicable, new sub-advisory agreement(s) for each Fund. The Funds also obtained all requisite shareholder approvals for the New Advisory Agreement.
5. Service, Custody, and Line of Credit Agreements
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and a Custody Agreement with U.S. Bank, N.A. (“USB” or the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services.
The Funds have established a line of credit (“LoC”) with USB to be used for temporary or emergency purposes, primarily for financing redemption payments, using the unencumbered securities in the Funds’ portfolios as collateral. The LoC was renewed July 25, 2024 and will mature, unless renewed, on July 22, 2025. Borrowing under the LoC is limited to the lesser of 30% of the gross market value of a Fund, 30% of specific marketable securities acceptable to USB, or $250,000,000 for all Funds. The interest rate paid by the Funds on outstanding borrowings is equal to the prime rate, which was 7.50% at March 31, 2025. The Funds have authorized USB to charge any of the custody accounts of the Funds for any missed payments by the Funds. Interest expense incurred for the Funds is disclosed on the Statements of Operations.
During the period April 1, 2024 to March 31, 2025, the details of the borrowings were as follows:

Fund	Average Daily Borrowings	Weighted Average Annualized Interest Rate	Maximum Borrowings
Emerging Markets Fund	$47,416	7.70%	$1,141,000
Small/Mid Cap Core Fund	7,668	8.50%	2,407,000
World ex-US Fund	77,537	7.97%	2,824,000
Conservative Allocation Fund	29,427	7.50%	10,741,000
Absolute Return Allocation Fund	60,285	7.61%	7,729,000
Multi-Asset Income Allocation Fund	2,300	8.46%	307,000
Growth and Income Fund	198,904	8.50%	18,233,000

As of March 31, 2025, no Funds had outstanding borrowings.

141

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
March 31, 2025(Continued)
6. Securities Lending
The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with the Custodian. Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.
During the year ended March 31, 2025, the Funds had loaned securities that were collateralized by cash. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. The Funds also receive compensation in the form of fees which depend on a number of factors including the type of security and length of the loan. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending credit.
Secured Borrowings
Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral
Large Cap Core Fund	$36,843,475
Emerging Markets Fund	1,486,978
Small/Mid Cap Core Fund	8,537,962
World ex-US Fund	1,044,599
Core Fixed Income Fund	423,395
Growth Allocation Fund	203,295,672
Conservative Allocation Fund	115,568,284
Tactical Allocation Fund	14,594,720
Absolute Return Allocation Fund	35,049,604
Multi-Asset Income Allocation Fund	34,640,051
Flexible Income Allocation Fund	82,064,870
Managed Futures Strategy Fund	6,105,000
Conservative Income Fund	259,900
Income Fund	14,465,446
Growth and Income Fund	824,944

142

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
March 31, 2025(Continued)
7. Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the year ended March 31, 2025 are summarized below.

	Purchases	Sales
Large Cap Core Fund	$132,872,629	$163,409,300
Emerging Markets Fund	14,393,400	19,884,768
Small/Mid Cap Core Fund	17,511,578	26,251,750
World ex-US Fund	38,259,858	45,520,425
Core Fixed Income Fund*	357,347,711	375,230,769
Growth Allocation Fund	247,029,285	222,265,366
Conservative Allocation Fund	87,674,334	74,459,186
Tactical Allocation Fund	1,627,607,621	1,779,784,985
Absolute Return Allocation Fund	114,698,166	111,929,468
Multi-Asset Income Allocation Fund	48,804,170	49,381,608
Flexible Income Allocation Fund	211,009,321	211,556,008
Managed Futures Strategy Fund	—	—
Conservative Income Fund	18,580,845	15,781,550
Income Fund	88,880,570	73,204,843
Growth and Income Fund	85,760,178	96,651,290

*	Included in these amounts were $315,228,456 of purchases and $310,777,336 of sales of U.S. Government Securities.
8. Macroeconomic Risks
Developments such as public health crises, armed conflict, changing interest rates, inflation, supply chain disruptions, geopolitical risks, trade disputes, elevated levels of government debt, and economic sanctions may disrupt economic markets and the prolonged economic impacts of these types of developments are uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration, spread, and conclusion of global events, and such uncertainty may in turn impact the value of the Funds’ investments.
9. Financials Sector
Financial services companies are subject to risks related to changes in governmental regulation, the availability and cost of capital, changes in interest rates and/or monetary policy and competitive pressures. In addition, financial services companies are often more highly leveraged than other companies, which carries additional inherent risk, particularly during times of market volatility or monetary tightening. Deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets, negatively affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the global financial markets and may cause certain financial services companies to incur substantial losses. The value of securities issued by companies in the financials sector may dramatically decline if financial services issuers experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Adverse economic or political developments could also adversely affect financial institutions engaged in mortgage related finance or other lending or investing activities directly or indirectly connected to the value of real estate.
10. Other Tax Information
Net investment income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

143

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
March 31, 2025(Continued)
These differences are primarily due to CFC income reversal, partnerships, distributions in excess, return of capital distributions, net operating loss, non-deductible excise tax paid, and utilization of earnings and profits on redemption of shares. On the Statements of Assets and Liabilities, the following adjustments were made:

	Total Distributable Earnings (Accumulated Loss)	Capital Stock
Large Cap Core Fund	$(3,660,827)	$3,660,827
Emerging Markets Fund	16,074	(16,074)
Small/Mid Cap CoreF und	(999,302)	999,302
World ex-US Fund	(1,174,781)	1,174,781
Core Fixed Income Fund	6	(6)
Growth Allocation Fund	(7,605,300)	7,605,300
Conservative Allocation Fund	8,576	(8,576)
Tactical Allocation Fund	(5,293,234)	5,293,234
Absolute Return Allocation Fund	116	(116)
Multi-Asset Income Allocation Fund	41	(41)
Flexible Income Allocation Fund	9,778	(9,778)
Managed Futures Strategy Fund	16,541,964	(16,541,964)
Conservative Income Fund	6	(6)
Income Fund	19,921	(19,921)
Growth and Income Fund	(91,997)	91,997

The Funds intend to utilize capital loss carryforwards to offset future realized capital gains. Losses are carried forward indefinitely and any corresponding loss character is retained. Capital loss carryforwards available for Federal income tax purposes are as follows:

	Capital losses
	Short Term	Long Term	Utilized
Large Cap Core Fund	$—	$—	$—
Emerging Markets Fund	1,461,956	294,493	468,087
Small/Mid Cap Core Fund	—	—	—
World ex-US Fund	—	—	—
Core Fixed Income Fund	7,229,343	9,543,943	—
Growth Allocation Fund	—	—	—
Conservative Allocation Fund	1,397,462	158,884	4,535,452
Tactical Allocation Fund	—	—	—
Absolute Return Allocation Fund	11,682,381	15,654,335	6,777
Multi-Asset Income Allocation Fund	147,488	4,375,412	1,102,082
Flexible Income Allocation Fund	47,729,806	11,589,608	—
Managed Futures Strategy Fund	34,268,032	33,787,763	—
Conservative Income Fund	488,646	12,921	48,263
Income Fund	6,485,882	1,889,642	1,432,907
Growth and Income Fund	—	—	1,449,251

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Notes to Financial Statements
March 31, 2025(Continued)
Additionally, at March 31, 2025, the Funds deferred on a tax basis losses as follows:

	Ordinary Late Year Loss	Capital Loss
Large Cap Core Fund	$—	$ —
Emerging Markets Fund	398,386	—
Small/Mid Cap Core Fund	112,675	—
World ex-US Fund	—	—
Core Fixed Income Fund	—	—
Growth Allocation Fund	—	—
Conservative Allocation Fund	—
Tactical Allocation Fund	—	—
Absolute Return Allocation Fund	—	—
Multi-Asset Income Allocation Fund	—	—
Flexible Income Allocation Fund	—	—
Managed Futures Strategy Fund	1,097,003	—
Conservative Income Fund	—	—
Income Fund	—	—
Growth and Income Fund	—	—

A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively.
The character of distributions for tax purposes paid during the fiscal years ended March 31, 2025, and March 31, 2024, are as follows:

	Year Ended March 31, 2025
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Large Cap Core Fund	$2,859,176	$28,668,498	$—
Emerging Markets Fund	1,356,041	—	—
Small/Mid Cap Core Fund	473,309	7,838,705	—
World ex-US Fund	3,178,682	—	—
Core Fixed Income Fund	6,553,125	—	—
Growth Allocation Fund	20,893,619	39,145,987	—
Conservative Allocation Fund	16,649,348	—	—
Tactical Allocation Fund	26,015,477	13,990,520	—
Absolute Return Allocation Fund	9,957,282	—	—
Multi-Asset Income Allocation Fund	4,479,990	—	—
Flexible Income Allocation Fund	14,734,776	—	—
Managed Futures Strategy Fund	39,597	—	—
Conservative Income Fund	938,383	—	—
Income Fund	4,148,561	—	19,847
Growth and Income Fund	1,219,975	—	—

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March 31, 2025(Continued)

	Year Ended March 31, 2024
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Large Cap Core Fund	$4,859,950	$274,361	$ —
Emerging Markets Fund	1,517,844	—	—
Small/Mid Cap Core Fund	307,484	401,308	—
World ex-US Fund	2,469,488	1,249,060	—
Core Fixed Income Fund	5,432,714	—	—
Growth Allocation Fund	17,741,325	3,507,849	—
Conservative Allocation Fund	13,791,295	—	—
Tactical Allocation Fund	6,818,603	—	—
Absolute Return Allocation Fund	9,346,198	—	—
Multi-Asset Income Allocation Fund	3,496,696	—	—
Flexible Income Allocation Fund	13,686,362	—	—
Managed Futures Strategy Fund	554,416	—	—
Conservative Income Fund	801,360	—	—
Income Fund	2,693,828	—	—
Growth and Income Fund	2,225,905	—	—

At March 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund	World ex-US Fund	Core Fixed Income Fund
Cost of Portfolio*	$404,882,680	$34,435,606	$71,811,016	$79,740,305	$197,932,119
Gross Unrealized Appreciation	$371,193,709	$15,289,877	$35,742,126	$40,267,499	$1,220,371
Gross Unrealized Depreciation	(23,442,093)	(3,672,672)	(9,116,279)	(4,337,817)	(13,217,388)
Net Unrealized Appreciation/ (Depreciation)	347,751,616	11,617,205	26,625,847	35,929,682	(11,997,017)
Undistributed Ordinary Income	969,763	—	—	2,362,193	222,403
Undistributed Long-Term Cap Gains	14,651,643	—	666,057	2,275,613	—
Other Accumulated Gains/ (Losses)	—	(2,154,835)	(112,675)	—	(16,773,286)
Total Distributable Earnings/ (Loss)	363,373,022	9,462,370	27,179,229	40,567,488	(28,547,900)

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March 31, 2025(Continued)

	Growth Allocation Fund	Conservative Allocation Fund	Tactical Allocation Fund	Absolute Return Allocation Fund	Multi-Asset Income Allocation Fund
Cost of Portfolio*	$1,129,438,002	$616,132,513	$570,569,178	$244,191,602	$130,133,390
Gross Unrealized Appreciation	$436,852,904	$82,941,201	$111,917,374	$5,117,353	$15,474,858
Gross Unrealized Depreciation	(27,246,276)	(24,162,170)	(21,176,204)	(5,787,187)	(4,410,627)
Net Unrealized Appreciation/ (Depreciation)	409,606,628	58,779,031	90,741,170	(669,834)	11,064,231
Undistributed Ordinary Income	1,647,543	6,788,097	—	1,359,916	154,246
Undistributed Long-Term Cap Gains	28,573,424	—	7,463,098	—	—
Other Accumulated Gains/ (Losses)	(2,561)	(1,558,907)	(2,561)	(27,339,277)	(4,522,900)
Total Distributable Earnings/ (Loss)	439,825,034	64,008,221	98,201,707	(26,649,195)	6,695,577

	Flexible Income Allocation Fund	Managed Futures Strategy Fund	Conservative Income Fund	Income Fund	Growth and Income Fund
Cost of Portfolio*	$338,017,003	$221,226,765	$15,975,775	$110,536,104	$98,594,218
Gross Unrealized Appreciation	$8,537,656	$478,459	$35,342	$2,423,646	$9,776,416
Gross Unrealized Depreciation	(2,028,021)	(2,479,230)	(18,279)	(1,282,203)	(2,171,172)
Net Unrealized Appreciation/ (Depreciation)	6,509,635	(2,000,771)	17,063	1,141,443	7,605,244
Undistributed Ordinary Income	170,631	—	14,814	—	1,531,840
Undistributed Long-Term Cap Gains	—	—	—	—	12,134,479
Other Accumulated Gains/ (Losses)	(59,319,414)	(68,994,577)	(501,567)	(8,375,524)	—
Total Distributable Earnings/ (Loss)	(52,639,148)	(70,995,348)	(469,690)	(7,234,081)	21,271,563

The differences between book-basis and tax-basis unrealized appreciation and depreciation is primarily attributable to the tax deferral of losses on wash sales, passive foreign investment companies and other temporary differences.
*	Portfolio includes investments and derivative contracts

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
GPS Funds I and GPS Funds II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, futures contracts, and centrally cleared interest rate swap contracts (including the consolidated statement of assets and liabilities and consolidated schedules of investments, futures contracts, and forward currency contracts of GuidePath® Managed Futures Strategy Fund), of GPS Funds I and GPS Funds II comprising the funds listed below (the “Funds”) as of March 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for the each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
GuideMark® Large Cap Core Fund,
GuideMark® Emerging Markets Fund,
GuideMark® Small/Mid Cap Core Fund,
GuideMark® World ex-US Fund,
GuideMark® Core Fixed Income Fund,
GuidePath® Growth Allocation Fund,
GuidePath® Conservative Allocation Fund,
GuidePath® Tactical Allocation Fund,
GuidePath® Absolute Return Allocation Fund,
GuidePath® Multi-Asset Income Allocation Fund,
GuidePath® Flexible Income Allocation Fund,
GuidePath® Conservative Income Fund,
GuidePath® Income Fund, and
GuidePath® Growth and Income Fund
	For the year ended March 31, 2025	For the years ended March 31, 2025 and 2024	For the years ended March 31, 2025, 2024, 2023, 2022, and 2021
GuidePath® Managed Futures Strategy Fund	Consolidated for the year ended March 31, 2025	Consolidated for the years ended March 31, 2025 and 2024	Consolidated for the years ended March 31, 2025, 2024, 2023, 2022, and 2021

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers;

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2014.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
May 29, 2025

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Additional Information (Unaudited)
March 31, 2025
1. Shareholder Notification of Federal Tax Status (Unaudited)
The Funds designated the following percentages of dividends during the year ended March 31, 2025 as dividends qualifying for the dividends received deduction available to corporate shareholders and as dividends from net investment income that are qualifying income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, respectively:

	Dividends Received Deduction % for Corporate Shareholders	% of Dividends as Qualified Income
Large Cap Core Fund	100.00%	100.00%
Emerging Markets Fund	0.00%	65.92%
Small/Mid Cap Core Fund	100.00%	100.00%
World ex-US Fund	0.00%	94.79%
Core Fixed Income Fund	0.00%	0.00%
Growth Allocation Fund	78.35%	35.24%
Conservative Allocation Fund	25.72%	10.76%
Tactical Allocation Fund	40.78%	38.82%
Absolute Return Allocation Fund	0.12%	0.02%
Multi-Asset Income Allocation Fund	43.46%	22.91%
Flexible Income Allocation Fund	1.39%	1.36%
Managed Futures Strategy Fund	0.00%	0.00%
Conservative Income Fund	0.00%	0.00%
Income Fund	0.00%	0.00%
Growth and Income Fund	0.00%	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) for each Fund were as follows (unaudited).

% of Dividends as Short-Term Capital Gain
Large Cap Core Fund	0.00%
Emerging Markets Fund	0.00%
Small/Mid Cap Core Fund	27.51%
World ex-US Fund	0.00%
Core Fixed Income Fund	0.00%
Growth Allocation Fund	36.05%
Conservative Allocation Fund	0.00%
Tactical Allocation Fund	65.69%
Absolute Return Allocation Fund	0.00%
Multi-Asset Income Allocation Fund	0.00%
Flexible Income Allocation Fund	0.00%
Managed Futures Strategy Fund	0.00%
Conservative Income Fund	0.00%
Income Fund	0.00%
Growth and Income Fund	0.00%

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Additional Information (Unaudited)
March 31, 2025(Continued)
2. Foreign Tax Credit Pass Through (Unaudited)
Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the year ended March 31, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
Emerging Markets Fund	$196,609	$0.0502	95.13%
World ex-US Fund	305,443	0.0295	97.82%

*	The Funds listed above did not derive any income from “ineligible foreign sources” as defined under Section 901(j) of the Internal Revenue Code.
Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the Federal tax status of the dividends and distributions they received in the calendar year.
3. Proxy Voting Policies and Procedures and Proxy Voting Record
A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.
4. Availability of Quarterly Portfolio Holdings Schedules
The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809.
5. Statement Regarding the Basis for Approval of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited)
GPS FUNDS I and GPS FUNDS II: Annual Consideration and Approval of Investment Advisory and Sub-Advisory Agreements
At a meeting held on December 18, 2024 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of GPS Funds I and GPS Funds II (collectively, the “Trusts”) conducted its annual review and consideration of the renewal of the investment advisory agreements between AssetMark, Inc. (“AssetMark”) and each Trust on behalf of its respective series (each, a “Fund” and collectively, the “Funds”) and the renewal of the investment advisory agreement between AssetMark and the wholly-owned Cayman Islands subsidiary of the GuidePath® Managed Futures Strategy Fund, GuidePath® Managed Futures Strategy Cayman Fund Ltd. (the “Cayman Subsidiary”) (each such agreement, an “Advisory Agreement,” and collectively, the “Advisory Agreements”).
Additionally, the Board considered the renewal of the investment sub-advisory agreements between (i) Goldman Sachs Asset Management, L.P. (“GSAM”) and AssetMark, on behalf of GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund, GuideMark® Small/Mid Cap Core Fund, and GuideMark® World ex-US Fund; (ii) Wellington Management Company LLP (“Wellington”) and AssetMark, on behalf of the GuideMark® Core Fixed

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Additional Information (Unaudited)
March 31, 2025(Continued)
Income Fund; and (iii) AlphaSimplex Group, LLC (“ASG”) and AssetMark, on behalf of the GuidePath® Managed Futures Strategy Fund and the Cayman Subsidiary (each, a “Sub-Advisory Agreement, and collectively, the “Sub-Advisory Agreements”).
Hereinafter, GSAM, Wellington, and ASG are collectively referred to as the “Sub-Advisors” and the above-listed Funds are collectively referred to as the “Sub-Advised Funds.” The Advisory Agreements and Sub-Advisory Agreements are collectively referred to herein as the “Agreements.” The Sub-Advised Funds are managed using a “manager-of-managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of the Sub-Advised Funds’ portfolios. For those Sub-Advised Funds, AssetMark is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining, or replacing sub-advisors. The Board is engaged in monitoring this process in connection with its meetings held throughout the year, and under the manager-of-managers structure, all parties understand that sub-advisors are being monitored and evaluated on an ongoing basis, and are subject to replacement, at all times.
The Board – including a majority of the Trustees who are not “interested persons” of the Funds or AssetMark as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”) – determined to approve the continuance of the Advisory Agreements and the Sub-Advisory Agreements. In connection with their consideration of the renewal of the Advisory Agreements, the Trustees considered several factors they deemed relevant to the process, including: the nature, quality and extent of the services provided to each Fund by AssetMark; the costs of providing the services to each Fund; the anticipated profitability to be realized by AssetMark; any potential “fall-out” or ancillary benefits to AssetMark or its affiliates; the potential effects of asset growth and related economies of scale on each fund’s expenses; and the fees charged by investment advisers of other comparable funds, among other considerations. The material factors considered and the conclusions that formed the basis of the Board’s approval of the renewal of the Agreements are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. Prior to considering the approval of the renewal of the Agreements, the Trustees requested, received, and reviewed information relevant to their consideration of the renewal of the Agreements. The Trustees also received assistance and advice regarding legal and industry standards from counsel to the Trusts and separately from independent legal counsel to the Independent Trustees (“Independent Counsel”). Prior to approving the renewal of the Advisory Agreements, the Independent Trustees met in executive session with Independent Counsel without representatives of the AssetMark or its affiliates. The Independent Trustees relied upon the advice of Independent Counsel and their own business judgment in determining the material factors to be considered in evaluating each Investment Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to various information and factors in reaching conclusions with respect to the renewal of the Agreements.
The Advisory Agreements
Materials Reviewed and the Review Process
Prior to voting to approve the renewal of the Advisory Agreements, the Trustees – assisted by Independent Counsel – specifically requested and were furnished with materials supplied by counsel and AssetMark for purposes of their review of each Advisory Agreement. The materials provided to the Board with regard to the Funds included, among other information: (1) a copy of each Advisory Agreement; (2) information describing each Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective(s) of the Fund; (3) information describing the nature, quality and extent of the services that AssetMark provides to the Funds, and the fees AssetMark charges to the Funds for such services, and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds; (4) information regarding AssetMark’s business and operations, investment team, compliance program and internal procedures; (5) information describing each Fund’s expense ratio compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objective(s) of the Fund; (6) information regarding the financial condition of AssetMark; (7) information regarding AssetMark’s profitability with respect to each Fund; (8) reports on AssetMark’s evaluation of the Sub-Advisors, including reports relating to the monitoring of each Sub-Advisor’s trading and brokerage practices; (9) information relating to shareholder and administrative services provided to the Funds; (10) reports relating to the Funds’ distribution structure,

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Additional Information (Unaudited)
March 31, 2025(Continued)
sales and redemptions of the Funds’ shares; (11) reports relating to the monitoring of Fund service providers; and (12) other information relevant to an evaluation of the nature, extent and quality of the services provided by AssetMark in response to a series of detailed questions posed by Independent Counsel on behalf of the Independent Trustees. The Trustees discussed various matters relating to the approvals with representatives of AssetMark. The Trustees also considered their discussions with and presentations from representatives of AssetMark throughout the course of the Meeting. In addition, the Trustees considered communications, discussions held and information furnished to the Board and its Committees throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Trustees received assistance and advice regarding legal and industry standards from counsel to the Trusts. The Independent Trustees also received separate assistance and advice from Independent Counsel throughout the review process, which included detailed memoranda that described the Trustees’ legal duties and obligations in considering whether to approve the continuation of the Advisory Agreements. In addition to discussions held with management during the November 18, 2024 meeting and at the Meeting, the Independent Trustees also separately discussed the Advisory Agreements prior to the Meeting and during the course of their meeting in executive session with Independent Counsel, at which no representatives of AssetMark were present.
Factors Considered
The Trustees considered and reached conclusions on a number of factors that they deemed relevant in making the decision to approve the renewal of each Advisory Agreement. These factors and conclusions are described below.
Nature, Quality and Extent of Services
The Trustees considered the nature, extent and quality of the services that AssetMark provides to the Funds. With respect to the Sub-Advised Funds, the Board considered the fact that, as an investment advisor operating within a manager-of-managers structure, AssetMark maintains a primary focus on the selection, evaluation and oversight of the Sub-Advisors and considered each Advisory Agreement in this context. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by AssetMark that were not delegated to or assumed by the Sub-Advisors. The Trustees considered the information provided to them throughout the course of the year during regular meetings of the Board, which included meetings with the Trusts’ Chief Compliance Officer (“CCO”) at which the Trustees are provided with details regarding AssetMark’s compliance functions.
The Trustees considered AssetMark’s investment team and its capabilities, including with respect to the responsibilities that AssetMark has for the Funds that pursue their investment objectives through investments in other funds (each a “Fund-of-Funds”). The Trustees also considered AssetMark’s capabilities with respect to the administrative and compliance services provided to the Funds. The Trustees considered the experience and capabilities of AssetMark’s management and other personnel, the role of AssetMark’s senior management and the extent of its involvement with the Funds, and AssetMark’s willingness to add personnel over time in order to ensure that appropriate staffing levels are maintained. With respect to the Sub-Advised Funds, the Trustees noted the responsibilities that AssetMark has under certain Funds’ manager-of-managers structure, including the selection and oversight of the Funds’ Sub-Advisors; maintaining a comprehensive compliance and administration program; and implementing Fund policies.
The Trustees also considered (a) the financial position of AssetMark; (b) the quality of AssetMark’s regulatory and legal compliance policies, procedures and systems; (c) the nature, extent and quality of administrative and shareholder services provided by AssetMark to the Funds; and (d) AssetMark’s supervision of the Funds’ third-party service providers.
The Board considered the breadth and quality of services that AssetMark provides to the Funds. The Trustees also considered that the Funds are an integral part of AssetMark’s program of asset allocation and shareholder services. Additionally, with respect to the Sub-Advised Funds, the Trustees considered AssetMark’s ability to provide administrative and compliance-related services in connection with AssetMark’s (a) oversight of the Sub-Advisors’ compliance with the Funds’ respective investment objectives, policies, and restrictions; (b) review of trading and brokerage matters; and (c) other oversight activities.

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Additional Information (Unaudited)
March 31, 2025(Continued)
Based on the factors described above, among other factors, as well as the information provided to the Board throughout the year, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by AssetMark, which will continue to be provided to each Fund.
Investment Performance
The Trustees considered the overall investment performance of the Funds, and, with respect to the Sub-Advised Funds, evaluated the Funds’ performance in the context of the manager-of-managers structure. The Trustees considered whether the Funds operated in a manner consistent with their investment objectives and styles and considered each Fund’s record of compliance with its respective investment restrictions.
The Trustees also considered each Fund’s investment performance relative to its respective benchmark index and relative to the performance of funds with comparable investment strategies selected by a third-party information provider. The Trustees also considered performance-related data received throughout the past year at and in connection with meetings of the Board. With respect to each Fund-of-Funds, the Trustees reviewed the performance of AssetMark in selecting the underlying funds for the Fund.
The Trustees considered, as applicable, that AssetMark continued to be proactive in seeking to enhance the Funds’ investment strategies, with a view to improving Fund performance over the long term.
The Trustees concluded that AssetMark’s performance record in managing each of the Funds was satisfactory and supported a decision to approve the renewal of the Advisory Agreements.
Advisory Fees and Total Expenses
The Trustees considered a detailed analysis of each Fund’s fees and expenses. The materials provided to the Board included (i) a comparison of the advisory fees and total expenses of each Fund (as a percentage of average net assets) with the fees and expenses of a group of funds selected by a third-party information provider; (ii) comparisons of each Fund’s expenses to industry averages; and (iii) fee schedules for the Funds’ Sub-Advisors, as applicable.
The Trustees considered expense limitation arrangements under which AssetMark has agreed to limit the Funds’ expenses. With respect to each Fund-of-Funds, the Trustees considered the indirect expenses borne by the Funds as shareholders of certain underlying funds. The Trustees also considered other efforts by AssetMark to reduce overall Fund expenses, including efforts to improve asset flows, implementing programs such as securities lending and negotiating strategic contracts with service providers.
In analyzing the Funds’ fee levels as compared to other similar funds, the Trustees considered the Funds’ fee levels in light of the Funds’ special distribution structure, under which the Funds were distributed as part of a suite of products and services with asset allocation modeling, specialized performance reporting and other services that are not typically provided with mutual funds. In this regard, while the Board recognized that comparisons between a Fund and its peer group may be imprecise given the Funds’ special distribution structure, among other differences, the comparative information assisted the Board in evaluating the reasonableness of each Fund’s fees and expenses.
After comparing each Fund’s fee levels with other comparable funds, and in light of the nature, extent and quality of services provided to the Funds by AssetMark, as well as the costs incurred by AssetMark in rendering those services, the Trustees concluded that the level of fees paid to AssetMark with respect to each Fund was reasonable. In addition, with respect to each Fund of Funds, the Trustees, including all of the Independent Trustees, determined that the fees to be charged by AssetMark pursuant to the Advisory Agreements are for services provided in addition to, rather than duplicative of, services provided under any underlying fund’s investment advisory agreement.
Profitability, Economies of Scale and Ancillary Benefits
The Trustees reviewed and discussed the financial information presented by AssetMark, including information relating to the financial stability of AssetMark and its historical and anticipated profitability with respect to its management of the Funds. The Trustees discussed the methods used by AssetMark to allocate expenses to the Funds under its profitability analysis, and the Trustees considered the profitability of AssetMark with respect to each Fund under this methodology.

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Additional Information (Unaudited)
March 31, 2025(Continued)
In evaluating AssetMark’s profitability, the Trustees noted that the Funds are distributed in connection with AssetMark providing a package of administrative and other services as the sponsor of AssetMark’s investment platform and considered the benefits that flow to Fund shareholders as a result of these services. Additionally, the Trustees considered AssetMark’s existing agreements to waive advisory fees received from certain Funds and/or pay certain Fund expenses to the extent necessary to ensure that the Funds’ overall expenses do not exceed certain levels.
The Trustees considered ancillary benefits received by AssetMark as a result of its relationship with the Funds, including the benefits of offering an integrated set of investment options as a part of AssetMark’s asset allocation investment programs and the related marketing rebates received by AssetMark. The Trustees concluded that these benefits were reasonable.
The Trustees considered AssetMark’s profitability in managing each Fund, the anticipated effect of potential asset growth on each Fund’s expenses, and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders. The Trustees considered the fee waiver agreements under which AssetMark had agreed to waive expenses based upon the achievement of certain breakpoints listed in the agreement.
The Trustees concluded, in light of the foregoing factors, that AssetMark’s level of profitability with respect to each Fund is reasonable. Additionally, the Board concluded that the economies of scale being realized by AssetMark, if any, do not mandate implementation of new or amended breakpoints or other changes in the fee structure for any Fund at this time.
Conclusion
After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Trustees, including all of the Independent Trustees, concluded to approve the renewal of each Advisory Agreement with, and the fee to be paid to, AssetMark for each of the Funds.
The Sub-Advisory Agreements
Materials Reviewed and the Review Process
Prior to voting to approve the renewal of the Sub-Advisory Agreements, the Trustees – assisted by Independent Counsel – specifically requested and were furnished with materials supplied by counsel, AssetMark and each Sub-Advisor for purposes of their review. The materials provided to the Board included, among other information: (1) a copy of each Sub-Advisory Agreement; (2) information regarding the nature, quality and scope of the services to be provided by the Sub-Advisors; (3) the investment performance of each Sub-Advisor in managing their respective Fund compared to an industry peer group, appropriate benchmark, and comparable Sub-Advisor client accounts, to the extent applicable; (4) AssetMark’s evaluation of the nature, extent and quality of the services provided by each Sub-Advisor; (5) information regarding any benefits to each Sub-Advisor, such as receipt of research from brokers, that might result from the Sub-Advisor’s relationship with a Sub-Advised Fund; (6) information concerning each Sub-Advisor’s personnel, business, operations and investment team, including biographical information for the investment professionals that are responsible for the day-to-day management of the applicable Sub-Advised Fund’s portfolio; (7) information regarding each Sub-Advisor’s compliance policies and other internal procedures, including the Sub-Advisor’s brokerage practices; (8) information regarding the financial condition of each Sub-Advisor or its parent company; and (9) other information relevant to an evaluation of the nature, extent and quality of the services, including information provided by each Sub-Advisor in response to a series of detailed questions posed by Independent Counsel on behalf of the Independent Trustees. The Trustees also considered the recommendations of AssetMark with respect to each Sub-Advisor and the methods and resources AssetMark utilized in its efforts to evaluate the Sub-Advisors for the Sub-Advised Funds.
In connection with their consideration of the renewal of the Sub-Advisory Agreements, the Trustees considered several factors that they deemed relevant to this process, including: (1) the nature, quality and extent of the services to be provided to each Sub-Advised Fund by the respective Sub-Advisor; (2) the quantitative performance of each Sub-Advisor; (3) AssetMark’s evaluation, in accordance with its role as a “manager-of-managers,” of the nature, extent and quality of the services provided by each Sub-Advisor; (4) information that might suggest the potential for realizing economies of scale that could potentially be shared with Fund shareholders; and (5) any potential “fall-out” or ancillary benefits to a Sub-Advisor or its affiliates. Prior to approving the continuation of the Sub-Advisory Agreements, the

155

GuideMark Funds & GuidePath Funds
Additional Information (Unaudited)
March 31, 2025(Continued)
Independent Trustees met in executive session with Independent Counsel. The Independent Trustees were assisted by Independent Counsel throughout the review process. The Independent Trustees relied upon the advice of Independent Counsel and their own business judgment in determining the material factors to be considered in evaluating each Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Independent Trustees were based on a comprehensive evaluation of all of the information provided to the Board throughout the year and specifically with respect to the renewal and were not the result of any one factor. Moreover, each Independent Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Sub-Advisory Agreement. A more detailed summary of the important, but not necessarily all, of the factors the Independent Trustees considered with respect to their approval of the continuation of the Sub-Advisory Agreements is provided below.
Nature, Quality and Extent of Services
The Trustees considered each Sub-Advisor’s investment management process, including (a) the experience and capabilities of the Sub-Advisor’s management, investment professionals and other personnel; (b) the financial position of the Sub-Advisor; (c) the quality and implementation of the Sub-Advisor’s regulatory and legal compliance policies, procedures and systems; (d) the Sub-Advisor’s brokerage and trading practices; and (e) AssetMark’s evaluation of the nature, quality and extent of services performed by each Sub-Advisor.
The Trustees specifically considered the qualifications, experience and track record of the individuals and portfolio management teams at each Sub-Advisor that are responsible for the day-to-day management of each Sub-Advised Fund’s portfolio. The Trustees also considered, with respect to each Sub-Advisor, its specific investment approach and level of expertise within its particular asset class. The Trustees considered whether each Sub-Advisor operated within its respective Fund’s investment objective and style and considered each Sub-Advisor’s record of compliance with applicable investment restrictions. The Trustees also considered each Sub-Advisor’s performance record with respect to the relevant benchmark(s).
The Trustees concluded that the nature, extent and quality of the services provided by each Sub-Advisor to its respective Sub-Advised Fund is satisfactory.
Sub-Advisor Investment Performance
The Trustees considered whether each Sub-Advisor operated within its respective Sub-Advised Fund’s investment objective and style and considered each Sub-Advisor’s record of compliance with applicable investment restrictions. The Trustees also considered each Sub-Advisor’s investment performance relative to benchmark indices.
The Trustees considered information received regarding each Sub-Advisor’s performance, as reviewed with AssetMark and concluded that each Sub-Advisor’s performance record is satisfactory.
Sub-Advisory Fees, Economies of Scale, Profitability and Ancillary Benefits
The Trustees considered the fee paid to each Sub-Advisor by AssetMark for providing services to the respective Sub-Advised Fund. The Trustees considered management’s representation that AssetMark’s focus in negotiating sub-advisory arrangements is on negotiating favorable fee structures for each Fund, and that the sub-advisory fees are paid by AssetMark out of the investment advisory fees received and not the Funds. The Trustees also considered individual reports and data prepared with regard to each Sub-Advised Fund, including comparative information regarding fees. The Trustees noted that each Sub-Advisor’s fees were reasonable in view of the fees charged by each Sub-Advisor to other comparable funds and accounts.
The Trustees considered each Sub-Advisor’s fee schedule, the anticipated effect of potential asset growth on each Fund’s expenses, and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders. In this regard, the Trustees noted that certain of the Sub-Advisory Agreements’ fee schedules contain breakpoints that present opportunities to share economies of scale with the Sub-Advised Funds’ shareholders as assets of the Sub-Advised Funds grow.

156

GuideMark Funds & GuidePath Funds
Additional Information (Unaudited)
March 31, 2025(Continued)
The Trustees concluded that the fees to be paid to each Sub-Advisor by AssetMark are reasonable in light of the services performed for the Sub-Advised Funds by the Sub-Advisors and that the economies of scale being realized by the Sub-Advisors, if any, do not mandate the implementation of any new or amended breakpoints or other changes in the fee structure for any Sub-Advised Fund at this time.
The Trustees did not consider the profitability of the Sub-Advisors to be a material factor based on representations from AssetMark that it negotiates sub-advisory fees with the Sub-Advisors on an arm’s-length basis and reports regarding any relationships between the Sub-Advisors and AssetMark.
The Trustees considered the allocation (if any) of Fund brokerage to brokers affiliated with a Sub-Advisor, and benefits to the Sub-Advisors from the use of “soft dollar” commissions (if any) to pay for research and brokerage services. The Trustees also considered any other ancillary benefits that accrue to a Sub-Advisor or any affiliate by virtue of the Sub-Advisor’s relationship with the Fund, and concluded that such benefits, if any, were reasonable.
Conclusion
After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Trustees, including all of the Independent Trustees, determined to approve the renewal of the Sub-Advisory Agreement with, and the fees to be paid to, each of the Sub-Advisors for each of the relevant Sub-Advised Funds.
6. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
On August 16, 2024, August 23, 2024 and August 30, 2024, Joint Special Meetings of Shareholders of the GuideMark Large Cap Core Fund, GuideMark Emerging Markets Fund, GuideMark Small/Mid Cap Core Fund, GuideMark World ex-US Fund, GuideMark Core Fixed Income Fund, GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund, GuidePath Absolute Return Allocation Fund, GuidePath Multi-Asset Income Allocation Fund, GuidePath Flexible Income Allocation Fund, GuidePath Managed Future Strategy Fund, GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund (collectively, the “Funds”), each a series of GPS Funds I and GPS Funds II (together, the “Trusts”), was held for the purpose of voting on the following Proposal:
(1) To approve a new investment advisory agreement for the Funds with AssetMark Inc.

157

GuideMark Funds & GuidePath Funds
Additional Information (Unaudited)
March 31, 2025(Continued)
Shareholders of record of each of the Funds voted to approve the Proposal. The results of the voting with respect to the Proposal were as follows:

GuideMark Large Cap Core Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	13,014,453	131,862	508,074

GuideMark Emerging Markets Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	2,022,389	1,579	184,488

GuideMark Small/Mid Cap Core Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	2,580,120	11,915	152,465

GuideMark World ex-US Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	5,638,861	29,987	353,198

GuideMark Core Fixed Income Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	10,547,558	69,139	541,332

GuidePath Growth Allocation Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	44,619,415	857,783	1,261,495

GuidePath Conservative Allocation Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	27,633,775	1,450,542	1,096,343

GuidePath Tactical Allocation Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	26,752,153	304,424	375,064

GuidePath Absolute Return Allocation Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	12,086,981	878,075	394,368

GuidePath Multi- Asset Income Allocation Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	6,142,229	79,635	75,562

GuidePath Flexible Income Allocation Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	15,390,353	116,793	142,080

GuidePath Managed Futures Strategy Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	19,675,599	676,555	369,424

158

GuideMark Funds & GuidePath Funds
Additional Information (Unaudited)
March 31, 2025(Continued)

GuidePath Conservative Income Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	1,285,125	12,670	110,428

GuidePath Income Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	5,283,036	61,766	415,523

GuidePath Growth and Income Fund	Shares Voted For	Shares Voted Against	Shares Withheld
Proposal	3,528,433	53,070	389,526

159

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed March 4, 2016.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Filed herewith.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Changes in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)*	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	6/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	6/2/2025

By (Signature and Title)*	/s/ Patrick R. Young
Patrick R. Young, Vice President/Treasurer

Date	6/2/2025

* Print the name and title of each signing officer under his or her signature.